NATIONWIDE

VLI SEPARATE

ACCOUNT-4

Annual Report

to

Contract Owners

December 31, 2015

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account-4:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account-4 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2015, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2015, by correspondence with the transfer agents of the underlying mutual funds or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2015, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 16, 2016

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Assets:
Investments at fair value:
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
5,725 shares (cost $67,175)	$64,803
VP Inflation Protection Fund - Class I (ACVIP1)
550,382 shares (cost $5,860,816)	5,481,801
Asset Allocation Fund - Class 2 (AMVAA2)
252,671 shares (cost $5,406,719)	5,167,129
Bond Fund - Class 2 (AMVBD2)
6,660,160 shares (cost $73,811,116)	70,464,496
Global Small Capitalization Fund - Class 2 (AMVGS2)
64,610 shares (cost $1,675,030)	1,544,178
Growth Fund - Class 2 (AMVGR2)
257,677 shares (cost $18,132,395)	17,442,145
International Fund - Class 2 (AMVI2)
290,963 shares (cost $5,871,512)	5,243,157
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)
548,004 shares (cost $3,903,467)	3,709,987
Large Cap Core V.I. Fund - Class II (MLVLC2)
61,344 shares (cost $2,037,988)	1,927,428
Global Allocation V.I. Fund - Class II (MLVGA2)
644,022 shares (cost $10,526,625)	9,686,096
VP S&P 500 Index Portfolio (CVSPIP)
4,939 shares (cost $566,431)	553,508
Value Portfolio (DAVVL)
260,220 shares (cost $3,123,847)	2,503,316
VIP Emerging Markets Series: Service Class (DWVEMS)
126,433 shares (cost $2,368,938)	2,049,472
VIP Small Cap Value Series: Service Class (DWVSVS)
388,947 shares (cost $15,086,334)	13,060,830
VA International Small Portfolio (DFVIS)
92,292 shares (cost $1,103,025)	1,021,667
VA U.S. Targeted Value Portfolio (DFVUTV)
124,341 shares (cost $2,286,015)	1,969,564
Stock Index Fund, Inc. - Initial Shares (DSIF)
9,978,599 shares (cost $338,996,459)	433,270,756
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
289,542 shares (cost $8,942,809)	11,164,756
Floating-Rate Income Fund (ETVFR)
7,210,435 shares (cost $67,603,230)	63,451,828
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
820,035 shares (cost $14,947,294)	13,399,375
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2,425 shares (cost $29,209)	26,385
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
942,033 shares (cost $4,749,473)	5,068,138
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
60,835 shares (cost $737,634)	620,515
Mid Cap Value Portfolio: Class 1 (JPMMV1)
1,576,091 shares (cost $16,477,980)	16,060,368
Small Cap Core Portfolio 1 (JPSCE1)
2,110 shares (cost $43,484)	43,375
Balanced Portfolio: Service Shares (JABS)
808,935 shares (cost $25,144,190)	25,570,423
Flexible Bond Portfolio: Service Shares (JAFBS)
980,871 shares (cost $12,773,001)	12,417,821

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Forty Portfolio: Service Shares (JACAS)
1,285,536 shares (cost $47,654,659)	$45,096,600
Global Technology Portfolio: Service Shares (JAGTS)
1,807,474 shares (cost $13,051,928)	14,007,922
Overseas Portfolio: Service Shares (JAIGS)
774,479 shares (cost $28,147,645)	21,561,494
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
125,523 shares (cost $2,243,271)	1,988,288
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
1,670,890 shares (cost $33,983,764)	26,232,966
Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)
27,489 shares (cost $329,410)	306,232
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
4,305 shares (cost $113,187)	100,213
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
420,366 shares (cost $7,046,992)	6,830,944
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
17,014 shares (cost $853,769)	821,116
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
179,250 shares (cost $3,159,295)	2,936,115
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
207,406 shares (cost $3,166,536)	2,837,313
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
26,265 shares (cost $475,336)	406,845
New Discovery Series - Service Class (MNDSC)
24,662 shares (cost $390,251)	356,364
Value Series - Initial Class (MVFIC)
537,804 shares (cost $8,573,206)	9,890,213
Value Series - Service Class (MVFSC)
1,997,481 shares (cost $35,754,887)	36,194,351
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
3,388,709 shares (cost $66,630,346)	74,992,121
Core Plus Fixed Income Portfolio - Class I (MSVFI)
156,846 shares (cost $1,632,023)	1,607,676
Emerging Markets Debt Portfolio - Class I (MSEM)
4,458,923 shares (cost $37,537,072)	33,218,976
Global Real Estate Portfolio - Class II (VKVGR2)
517,732 shares (cost $5,195,195)	5,270,507
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)
919,240 shares (cost $11,249,862)	9,219,979
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
46,445 shares (cost $1,333,825)	1,390,113
U.S. Real Estate Portfolio - Class I (MSVRE)
1,002,416 shares (cost $17,288,212)	20,329,004
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
0.41 shares (cost $4)	4
NVIT Investor Destinations Managed Growth Class I (IDPG)
4,282 shares (cost $46,517)	42,949
NVIT Cardinal Managed Growth Class I (NCPG)
4,534 shares (cost $48,098)	44,338
NVIT Bond Index Fund Class I (NVBX)
9,198,833 shares (cost $99,087,948)	95,391,901
NVIT International Index Fund Class I (NVIX)
2,323,309 shares (cost $21,686,110)	20,212,789
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2,357,884 shares (cost $35,700,584)	36,334,987
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
365,777 shares (cost $7,526,582)	8,632,340

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

American Funds NVIT Bond Fund - Class II (GVABD2)
132,261 shares (cost $1,509,650)	$1,499,839
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
267,913 shares (cost $7,134,479)	7,898,069
American Funds NVIT Growth Fund - Class II (GVAGR2)
110,550 shares (cost $6,708,691)	9,541,601
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
54,557 shares (cost $2,292,946)	2,990,275
Federated NVIT High Income Bond Fund - Class I (HIBF)
3,330,349 shares (cost $22,805,386)	20,148,610
NVIT Emerging Markets Fund - Class I (GEM)
1,237,569 shares (cost $14,021,367)	11,336,129
NVIT International Equity Fund - Class I (GIG)
1,891,868 shares (cost $20,081,902)	18,048,422
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
20,690 shares (cost $173,427)	195,936
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
1,655,949 shares (cost $14,544,036)	14,986,343
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
20,721 shares (cost $310,739)	277,454
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
376,367 shares (cost $4,068,499)	3,598,072
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
15,526,393 shares (cost $161,467,280)	170,635,054
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
545,916 shares (cost $6,478,985)	5,863,139
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
412,063 shares (cost $4,462,255)	4,132,993
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
631,040 shares (cost $7,188,245)	6,859,407
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
687,793 shares (cost $7,302,401)	6,554,665
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
463,218 shares (cost $5,348,588)	4,919,378
NVIT Core Bond Fund - Class I (NVCBD1)
93,431 shares (cost $1,035,040)	977,284
NVIT Core Plus Bond Fund - Class I (NVLCP1)
216,982 shares (cost $2,482,705)	2,410,666
NVIT Nationwide Fund - Class I (TRF)
8,431,911 shares (cost $84,463,044)	122,852,942
NVIT Government Bond Fund - Class I (GBF)
5,075,471 shares (cost $57,955,703)	55,119,618
American Century NVIT Growth Fund - Class I (CAF)
820,679 shares (cost $11,854,252)	16,659,780
NVIT International Index Fund - Class II (GVIX2)
382,007 shares (cost $3,709,487)	3,319,644
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
1,737,617 shares (cost $17,919,316)	21,911,351
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
102,060 shares (cost $1,527,668)	1,514,568
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
43,166 shares (cost $763,147)	724,331
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
1,034,596 shares (cost $10,859,780)	10,263,196
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
5,100,477 shares (cost $53,275,540)	63,959,985
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
6,214,671 shares (cost $66,655,559)	82,592,973

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
1,405,796 shares (cost $15,130,400)	$15,576,216
NVIT Mid Cap Index Fund - Class I (MCIF)
3,855,798 shares (cost $81,047,376)	86,562,670
NVIT Money Market Fund - Class I (SAM)
47,368,507 shares (cost $47,368,507)	47,368,507
NVIT Money Market Fund - Class V (SAM5)
169,296,672 shares (cost $169,296,672)	169,296,672
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
1,508,586 shares (cost $17,888,643)	15,478,091
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
493,343 shares (cost $5,494,259)	4,657,155
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
918,401 shares (cost $9,857,281)	11,590,223
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
1,650,812 shares (cost $16,971,664)	16,442,084
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
4,086,741 shares (cost $41,673,823)	43,932,467
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
105,990 shares (cost $1,187,825)	1,063,082
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
1,253,865 shares (cost $13,381,496)	12,613,877
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
927,850 shares (cost $16,851,899)	17,035,328
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2,923,898 shares (cost $33,616,179)	38,536,976
NVIT Multi-Manager Small Company Fund - Class I (SCF)
1,998,875 shares (cost $38,909,690)	41,156,833
NVIT Multi-Sector Bond Fund - Class I (MSBF)
1,236,459 shares (cost $11,284,173)	10,732,465
NVIT Short Term Bond Fund - Class I (NVSTB1)
1,467,728 shares (cost $15,391,758)	14,970,829
NVIT Short Term Bond Fund - Class II (NVSTB2)
153,543 shares (cost $1,614,219)	1,560,000
NVIT Large Cap Growth Fund - Class I (NVOLG1)
6,361,940 shares (cost $106,429,238)	127,175,172
Templeton NVIT International Value Fund - Class III (NVTIV3)
64,503 shares (cost $829,039)	701,790
Invesco NVIT Comstock Value Fund - Class I (EIF)
692,264 shares (cost $7,809,379)	10,598,560
NVIT Real Estate Fund - Class I (NVRE1)
4,956,812 shares (cost $40,441,897)	32,169,707
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2,731 shares (cost $32,049)	28,295
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
552 shares (cost $6,215)	5,987
NVIT Small Cap Index Fund Class II (NVSIX2)
24,299 shares (cost $325,481)	290,369
NVIT S&P 500 Index Fund Class I (GVEX1)
232,711 shares (cost $3,330,003)	3,253,296
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
3,206 shares (cost $38,171)	34,467
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
1,079 shares (cost $11,909)	11,629
VPS Growth and Income Portfolio - Class A (ALVGIA)
749,538 shares (cost $20,995,149)	22,576,082
VPS International Value Portfolio - Class A (ALVIVA)
618,318 shares (cost $8,555,991)	8,359,655

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
1,053,570 shares (cost $21,637,349)	$18,216,226
VP Capital Appreciation Fund - Class I (ACVCA)
38,532 shares (cost $606,456)	578,757
VP Income & Growth Fund - Class I (ACVIG)
2,123,515 shares (cost $14,852,762)	18,198,524
VP Inflation Protection Fund - Class II (ACVIP2)
958,446 shares (cost $10,714,750)	9,526,953
VP International Fund - Class I (ACVI)
146,255 shares (cost $1,571,200)	1,465,480
VP Mid Cap Value Fund - Class I (ACVMV1)
728,109 shares (cost $13,029,408)	13,389,921
VP Ultra(R) Fund - Class I (ACVU1)
48,549 shares (cost $762,066)	751,055
VP Value Fund - Class I (ACVV)
2,411,358 shares (cost $22,018,181)	21,340,520
MidCap Stock Portfolio - Initial Shares (DVMCS)
132,919 shares (cost $2,783,382)	2,518,820
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
5,048,644 shares (cost $81,294,883)	84,362,844
Appreciation Portfolio - Initial Shares (DCAP)
448,626 shares (cost $19,374,843)	20,291,372
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
20,675 shares (cost $837,205)	951,475
International Value Portfolio - Initial Shares (DVIV)
393,799 shares (cost $4,357,396)	3,953,744
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
13,083 shares (cost $208,306)	208,675
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
9,265 shares (cost $128,800)	141,847
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
136,127 shares (cost $804,412)	695,608
Quality Bond Fund II - Primary Shares (FQB)
2,305,446 shares (cost $26,130,162)	25,290,743
VIP Contrafund(R) Portfolio - Service Class (FCS)
1,002,659 shares (cost $32,714,587)	33,879,862
VIP Energy Portfolio - Service Class 2 (FNRS2)
394,417 shares (cost $8,124,621)	6,117,406
VIP Equity-Income Portfolio - Service Class (FEIS)
2,763,783 shares (cost $55,308,171)	56,298,250
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
182,972 shares (cost $2,116,190)	2,221,277
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2,206,656 shares (cost $26,965,277)	27,384,606
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
1,003,729 shares (cost $12,438,636)	12,707,208
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
114,112 shares (cost $1,239,248)	1,230,129
VIP Growth Opportunities Portfolio - Service Class (FGOS)
9,828 shares (cost $337,762)	311,545
VIP Growth Portfolio - Service Class (FGS)
1,363,419 shares (cost $55,632,239)	89,399,406
VIP High Income Portfolio - Service Class (FHIS)
2,589,953 shares (cost $14,748,399)	12,742,570
VIP Index 500 Portfolio - Initial Class (FIP)
226,885 shares (cost $39,411,953)	46,835,808
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
13,927,367 shares (cost $178,353,073)	170,470,972

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

VIP Mid Cap Portfolio - Service Class (FMCS)
1,281,801 shares (cost $43,045,887)	$41,543,163
VIP Overseas Portfolio - Service Class (FOS)
954,236 shares (cost $18,687,468)	18,130,492
VIP Value Strategies Portfolio - Service Class (FVSS)
238,110 shares (cost $2,973,676)	3,457,355
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
15,072 shares (cost $177,213)	171,219
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
882,327 shares (cost $11,157,374)	10,782,035
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
1,075,303 shares (cost $13,990,124)	13,753,125
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
369,654 shares (cost $6,842,580)	6,716,612
Franklin Income Securities Fund - Class 2 (FTVIS2)
425,359 shares (cost $6,743,182)	6,040,093
Rising Dividends Securities Fund - Class 1 (FTVRDI)
623,698 shares (cost $15,052,793)	15,754,601
Small Cap Value Securities Fund - Class 1 (FTVSVI)
477,829 shares (cost $8,039,034)	8,658,268
Small Cap Value Securities Fund - Class 2 (FTVSV2)
500,962 shares (cost $10,757,955)	8,857,014
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
107,256 shares (cost $2,437,524)	2,077,547
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
342,073 shares (cost $3,185,295)	2,161,900
Templeton Foreign Securities Fund - Class 1 (TIF)
75,482 shares (cost $1,129,580)	1,015,992
Templeton Foreign Securities Fund - Class 2 (TIF2)
1,865,048 shares (cost $29,619,970)	24,618,636
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
695,418 shares (cost $12,813,470)	10,987,600
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
98,476 shares (cost $715,811)	664,712
Mid Cap Value- Institutional Shares (GVMCE)
2,682,466 shares (cost $45,920,558)	38,868,932
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
5,116 shares (cost $68,691)	59,347
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
212,974 shares (cost $1,652,697)	1,422,670
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
535,701 shares (cost $11,954,688)	11,222,936
Baron Growth Opportunities Fund Service Class (BNCAI)
185,780 shares (cost $8,074,642)	7,628,483
Short Duration Bond Portfolio - I Class Shares (AMTB)
353,914 shares (cost $3,850,251)	3,723,179
Guardian Portfolio - I Class Shares (AMGP)
33,477 shares (cost $668,205)	559,064
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
95,044 shares (cost $2,327,227)	2,160,354
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
48,927 shares (cost $1,090,204)	1,044,596
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
17,648 shares (cost $272,361)	232,772
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
311,376 shares (cost $4,386,055)	4,935,312
Socially Responsive Portfolio - I Class Shares (AMSRS)
92,696 shares (cost $1,523,608)	1,989,265

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
219,730 shares (cost $11,193,907)	$12,192,812
Global Securities Fund/VA - Non-Service Shares (OVGS)
1,962,914 shares (cost $71,092,991)	74,590,713
International Growth Fund/VA - Non-Service Shares (OVIG)
2,850,735 shares (cost $6,849,558)	6,271,616
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
1,059,437 shares (cost $24,462,775)	30,977,927
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
309,779 shares (cost $7,406,872)	6,604,496
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
329,965 shares (cost $16,299,372)	25,357,817
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
3,867,326 shares (cost $20,730,677)	18,872,549
All Asset Portfolio - Administrative Class (PMVAAA)
2,287,575 shares (cost $24,798,384)	20,816,929
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
7,185 shares (cost $63,599)	49,652
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
201,291 shares (cost $2,076,667)	1,934,402
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
234,196 shares (cost $2,647,203)	2,726,037
Low Duration Portfolio - Administrative Class (PMVLDA)
4,913,849 shares (cost $51,988,800)	50,366,948
Real Return Portfolio - Administrative Class (PMVRRA)
5,770,888 shares (cost $78,085,581)	68,846,700
Total Return Portfolio - Administrative Class (PMVTRA)
8,126,762 shares (cost $90,561,238)	85,981,146
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
43,296 shares (cost $860,914)	660,268
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
460,975 shares (cost $4,652,100)	3,941,333
VT Growth & Income Fund: Class IB (PVGIB)
39,578 shares (cost $872,466)	939,193
VT International Equity Fund: Class IB (PVTIGB)
74,367 shares (cost $911,638)	971,977
VT Small Cap Value Fund: Class IB (PVTSCB)
59,494 shares (cost $939,427)	832,320
VT Voyager Fund: Class IB (PVTVB)
30,845 shares (cost $1,354,465)	1,348,565
VI Growth and Income Fund - Series I Shares (ACGI)
241,338 shares (cost $5,576,925)	4,730,233
VI American Franchise Fund - Series I Shares (ACEG)
23,082 shares (cost $1,045,934)	1,322,622
VI Value Opportunities Fund - Series I Shares (AVBVI)
1,218 shares (cost $9,430)	9,522
VI High Yield Fund - Series I Shares (AVHY1)
2,727,399 shares (cost $15,300,167)	13,800,638
VI International Growth Fund - Series I Shares (AVIE)
1,405,843 shares (cost $46,320,669)	47,081,675
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
33,229 shares (cost $460,288)	402,730
VI Small Cap Equity Fund - Series I Shares (AVSCE)
11,360 shares (cost $243,431)	200,391
Micro-Cap Portfolio - Investment Class (ROCMC)
740,626 shares (cost $8,551,493)	6,917,443
Variable Fund - Multi-Hedge Strategies (RVARS)
14,206 shares (cost $330,755)	342,230

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Equity Income Portfolio - II (TREI2)
1,924,127 shares (cost $49,697,929)	$51,431,910
Health Sciences Portfolio - II (TRHS2)
912,237 shares (cost $29,875,408)	34,363,974
Limited-Term Bond Portfolio (TRLT1)
4,962,195 shares (cost $24,205,708)	24,017,023
Mid-Cap Growth Portfolio - II (TRMCG2)
838,576 shares (cost $23,382,904)	20,838,607
New America Growth Portfolio (TRNAG1)
1,713,311 shares (cost $44,759,587)	41,821,931
Personal Strategy Balanced Portfolio (TRPSB1)
197,786 shares (cost $4,073,876)	3,704,539
Blue Chip Growth Portfolio (TRBCGP)
1,819,911 shares (cost $38,115,160)	41,876,144
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
770,554 shares (cost $9,849,241)	8,090,820
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
1,344,084 shares (cost $36,368,404)	22,688,139
Variable Insurance Fund - Balanced Portfolio (VVB)
352,389 shares (cost $7,793,458)	7,865,321
Insurance Fund - Capital Growth Portfolio (VVCG)
378,829 shares (cost $9,986,114)	10,091,992
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
845,950 shares (cost $12,466,485)	14,000,469
Variable Insurance Fund - International Portfolio (VVI)
471,241 shares (cost $9,738,001)	9,330,568
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
1,300,253 shares (cost $25,668,588)	26,993,254
Variable Insurance Fund - REIT Index Portfolio (VVREI)
616,929 shares (cost $7,722,609)	8,495,110
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
522,576 shares (cost $5,544,874)	5,513,180
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
193,413 shares (cost $4,540,132)	4,021,049
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
1,741,727 shares (cost $20,852,204)	20,534,964
Variable Insurance Portfolios - Asset Strategy (WRASP)
1,729,239 shares (cost $18,166,977)	14,359,256
Variable Insurance Portfolios - Growth (WRGP)
1,673,899 shares (cost $19,487,873)	19,112,081
Variable Insurance Portfolios - High Income (WRHIP)
10,801,502 shares (cost $42,970,729)	36,199,073
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
702,222 shares (cost $7,393,338)	6,616,263
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
774,803 shares (cost $6,943,299)	6,956,800
Variable Insurance Portfolios - Science and Technology (WRSTP)
656,230 shares (cost $16,404,539)	15,064,152
Advantage VT Discovery Fund (SVDF)
625,784 shares (cost $17,894,862)	16,264,121
Advantage VT Opportunity Fund - Class 2 (SVOF)
219,038 shares (cost $6,162,746)	5,486,893
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
724,417 shares (cost $7,154,659)	6,201,007

Total Investments	$4,526,556,586

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY

December 31, 2015

Other Accounts Receivable	$835,486
Accounts Receivable - NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	4
Accounts Receivable - TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	3
Accounts Receivable - Loring Ward NVIT Moderate Fund - Class P (NVLMP)	3
Accounts Receivable - NVIT Money Market Fund - Class I (SAM)	161,412
Accounts Payable - VP International Fund - Class I (ACVI)	(10,852)
Accounts Payable - Mid-Cap Growth Portfolio - I Class Shares (AMCG)	(1,035)
Accounts Payable - VI Value Opportunities Fund - Series I Shares (AVBVI)	(5)
Accounts Payable - Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)	(14,998)
Accounts Payable - Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	(11,654)
Accounts Payable - VIP Contrafund(R) Portfolio - Service Class (FCS)	(176,177)
Accounts Payable - VIP Growth Opportunities Portfolio - Service Class (FGOS)	(125,753)
Accounts Payable - VIP Growth Portfolio - Service Class (FGS)	(121,308)
Accounts Payable - Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	(82,314)
Accounts Payable - Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	(27,726)

$4,526,981,672

Contract Owners’ Equity:
Accumulation units	4,526,981,672

Total Contract Owners’ Equity (note 8)	$4,526,981,672

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	Total	ALVDAA	ACVIP1	AMVAA2	AMVBD2	AMVGS2	AMVGR2	AMVI2
Reinvested dividends	$79,473,966	$552	$135,796	$81,459	$1,204,360	$-	$104,911	$78,902
Asset charges (note 3)	(5,908,080)	-	(12,046)	(8,853)	(71,123)	(4,302)	(46,196)	(11,719)

Net investment income (loss)	73,565,886	552	123,750	72,606	1,133,237	(4,302)	58,715	67,183

Realized gain (loss) on investments	157,541,808	634	(40,592)	77,689	(10,918)	284,933	4,209,138	176,738
Change in unrealized gain (loss) on investments	(475,204,916)	(3,333)	(365,402)	(432,377)	(2,381,044)	(312,589)	(6,136,457)	(773,619)

Net gain (loss) on investments	(317,663,108)	(2,699)	(405,994)	(354,688)	(2,391,962)	(27,656)	(1,927,319)	(596,881)

Reinvested capital gains	206,683,439	1,108	-	333,728	1,386,907	125,351	3,364,440	276,716

Net increase (decrease) in contract owners’ equity resulting from operations	$(37,413,783)	$(1,039)	$(282,244)	$51,646	$128,182	$93,393	$1,495,836	$(252,982)

Investment Activity:	BRVHYI	MLVLC2	MLVGA2	CVSPIP	DAVVL	DWVEMS	DWVSVS	DFVIS
Reinvested dividends	$52,766	$16,665	$102,280	$1,036	$20,459	$7,639	$72,503	$21,528
Asset charges (note 3)	(2,123)	(5,417)	-	(2,016)	(2,717)	(3,417)	(33,427)	(1,418)

Net investment income (loss)	50,643	11,248	102,280	(980)	17,742	4,222	39,076	20,110

Realized gain (loss) on investments	(26,364)	335,732	(62,239)	(25,844)	34,305	(26,217)	3,457	(11,293)
Change in unrealized gain (loss) on investments	(182,132)	(429,169)	(657,456)	10,700	(394,395)	(221,696)	(2,588,514)	(81,358)

Net gain (loss) on investments	(208,496)	(93,437)	(719,695)	(15,144)	(360,090)	(247,913)	(2,585,057)	(92,651)

Reinvested capital gains	25,185	104,072	530,085	9,344	394,807	26,736	1,626,973	33,302

Net increase (decrease) in contract owners’ equity resulting from operations	$(132,668)	$21,883	$(87,330)	$(6,780)	$52,459	$(216,955)	$(919,008)	$(39,239)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	DFVUTV	DSIF	DSRG	ETVFR	FTVGB1	GVGMNS	IVKMG1	IVBRA1
Reinvested dividends	$27,378	$7,829,307	$132,971	$2,244,119	$903,603	$23	$-	$26,252
Asset charges (note 3)	(2,808)	(634,759)	(1,599)	(90,832)	(24,375)	-	(3,982)	-

Net investment income (loss)	24,570	7,194,548	131,372	2,153,287	879,228	23	(3,982)	26,252

Realized gain (loss) on investments	(16,221)	29,566,708	777,547	(253,501)	(289,149)	924	493,195	(5,320)
Change in unrealized gain (loss) on investments	(316,451)	(44,641,970)	(2,951,356)	(2,614,256)	(1,180,828)	(3,049)	(808,966)	(105,893)

Net gain (loss) on investments	(332,672)	(15,075,262)	(2,173,809)	(2,867,757)	(1,469,977)	(2,125)	(315,771)	(111,213)

Reinvested capital gains	142,051	11,749,112	1,668,105	-	56,886	577	381,271	54,647

Net increase (decrease) in contract owners’ equity resulting from operations	$(166,051)	$3,868,398	$(374,332)	$(714,470)	$(533,863)	$(1,525)	$61,518	$(30,314)

Investment Activity:	JPMMV1	JPSCE1	JABS	JAFBS	JACAS	JAGTS	JAIGS	JAMVS
Reinvested dividends	$116,554	$-	$440,519	$205,365	$578,109	$124,760	$129,543	$21,499
Asset charges (note 3)	(24,796)	(27)	(47,522)	(22,077)	(33,329)	(5,473)	(14,224)	(4,137)

Net investment income (loss)	91,758	(27)	392,997	183,288	544,780	119,287	115,319	17,362

Realized gain (loss) on investments	444,429	33	669,691	2,566	587,908	1,721,783	(2,781,891)	(35,634)
Change in unrealized gain (loss) on investments	(1,827,990)	(109)	(1,831,608)	(311,186)	(5,087,638)	(3,154,269)	(240,479)	(265,831)

Net gain (loss) on investments	(1,383,561)	(76)	(1,161,917)	(308,620)	(4,499,730)	(1,432,486)	(3,022,370)	(301,465)

Reinvested capital gains	890,570	-	806,630	38,354	9,050,213	2,055,008	798,169	205,362

Net increase (decrease) in contract owners’ equity resulting from operations	$(401,233)	$(103)	$37,710	$(86,978)	$5,095,263	$741,809	$(2,108,882)	$(78,741)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	LZREMS	LOVBD	LOVMCV	LOVTRC	MVBRES	MV2IGI	MV2RIS	MNDIC
Reinvested dividends	$342,159	$12,866	$633	$178,080	$6,897	$16,130	$54,921	$-
Asset charges (note 3)	(57,219)	(302)	(1,213)	(3,802)	(663)	-	(5,560)	-

Net investment income (loss)	284,940	12,564	(580)	174,278	6,234	16,130	49,361	-

Realized gain (loss) on investments	(526,065)	970	264,419	(494)	(25,354)	(28,691)	(7,975)	(29,785)
Change in unrealized gain (loss) on investments	(5,757,125)	(23,178)	(249,505)	(216,048)	(32,654)	(223,180)	(329,223)	13,815

Net gain (loss) on investments	(6,283,190)	(22,208)	14,914	(216,542)	(58,008)	(251,871)	(337,198)	(15,970)

Reinvested capital gains	71,651	438	6,367	648	40,193	189,434	25,635	13,818

Net increase (decrease) in contract owners’ equity resulting from operations	$(5,926,599)	$(9,206)	$20,701	$(41,616)	$(11,581)	$(46,307)	$(262,202)	$(2,152)

Investment Activity:	MNDSC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2	MSVMG
Reinvested dividends	$-	$227,749	$615,038	$1,316,518	$58,377	$1,891,814	$113,863	$-
Asset charges (note 3)	(1,229)	-	(61,177)	(151,186)	-	(36,344)	(11,363)	(25,778)

Net investment income (loss)	(1,229)	227,749	553,861	1,165,332	58,377	1,855,470	102,500	(25,778)

Realized gain (loss) on investments	(161,597)	600,394	2,356,957	3,129,919	24,278	(253,777)	137,343	404,517
Change in unrealized gain (loss) on investments	152,204	(1,472,583)	(4,929,014)	(1,337,403)	(94,256)	(1,929,212)	(327,136)	(2,908,765)

Net gain (loss) on investments	(9,393)	(872,189)	(2,572,057)	1,792,516	(69,978)	(2,182,989)	(189,793)	(2,504,248)

Reinvested capital gains	17,138	571,554	1,733,837	753,330	-	-	-	1,892,001

Net increase (decrease) in contract owners’ equity resulting from operations	$6,516	$(72,886)	$(284,359)	$3,711,178	$(11,601)	$(327,519)	$(87,293)	$(638,025)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	MSVEG	MSVRE	IDPG	NCPG	NVBX	NVIX	NVAMV1	GVAAA2
Reinvested dividends	$-	$272,031	$821	$580	$1,782,388	$509,876	$920,371	$117,552
Asset charges (note 3)	(2,889)	(43,858)	-	-	(145,791)	(28,083)	-	-

Net investment income (loss)	(2,889)	228,173	821	580	1,636,597	481,793	920,371	117,552

Realized gain (loss) on investments	77,818	1,866,918	(41)	(141)	(23,044)	(326,095)	797,905	359,686
Change in unrealized gain (loss) on investments	(109,131)	(1,665,444)	(3,568)	(2,468)	(3,064,290)	(335,354)	(8,168,940)	(736,288)

Net gain (loss) on investments	(31,313)	201,474	(3,609)	(2,609)	(3,087,334)	(661,449)	(7,371,035)	(376,602)

Reinvested capital gains	175,597	-	-	-	955,281	-	4,779,006	364,806

Net increase (decrease) in contract owners’ equity resulting from operations	$141,395	$429,647	$(2,788)	$(2,029)	$(495,456)	$(179,656)	$(1,671,658)	$105,756

Investment Activity:	GVABD2	GVAGG2	GVAGR2	GVAGI2	HIBF	GEM	GIG	NVIE6
Reinvested dividends	$20,782	$50,419	$68,120	$26,525	$1,129,334	$110,602	$98,593	$575
Asset charges (note 3)	-	-	-	-	(18,525)	(9,118)	(13,422)	-

Net investment income (loss)	20,782	50,419	68,120	26,525	1,110,809	101,484	85,171	575

Realized gain (loss) on investments	11,121	215,150	622,304	242,222	(322,084)	(20,731)	335,160	12,875
Change in unrealized gain (loss) on investments	(35,615)	(564,797)	(338,258)	(441,408)	(1,573,157)	(2,228,621)	(1,973,168)	(27,123)

Net gain (loss) on investments	(24,494)	(349,647)	284,046	(199,186)	(1,895,241)	(2,249,352)	(1,638,008)	(14,248)

Reinvested capital gains	638	699,828	250,621	214,130	201,950	-	715,461	8,061

Net increase (decrease) in contract owners’ equity resulting from operations	$(3,074)	$400,600	$602,787	$41,469	$(582,482)	$(2,147,868)	$(837,376)	$(5,612)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVNMO1	NVNSR1	NVCRA1	NVCRB1	NVCCA1	NVCCN1	NVCMD1	NVCMA1
Reinvested dividends	$121,719	$2,461	$95,095	$4,745,388	$177,206	$88,846	$212,909	$227,542
Asset charges (note 3)	-	-	(174)	(167,071)	(523)	(625)	(383)	(499)

Net investment income (loss)	121,719	2,461	94,921	4,578,317	176,683	88,221	212,526	227,043

Realized gain (loss) on investments	421,357	7,480	262,450	460,379	418,112	(28,414)	244,372	157,741
Change in unrealized gain (loss) on investments	(2,058,459)	(60,802)	(659,139)	(13,401,114)	(994,295)	(178,676)	(945,306)	(1,211,324)

Net gain (loss) on investments	(1,637,102)	(53,322)	(396,689)	(12,940,735)	(576,183)	(207,090)	(700,934)	(1,053,583)

Reinvested capital gains	1,364,862	51,609	265,482	6,327,978	374,005	116,071	418,690	704,360

Net increase (decrease) in contract owners’ equity resulting from operations	$(150,521)	$748	$(36,286)	$(2,034,440)	$(25,495)	$(2,798)	$(69,718)	$(122,180)

Investment Activity:	NVCMC1	NVCBD1	NVLCP1	TRF	GBF	CAF	GVIX2	GVIDA
Reinvested dividends	$127,097	$31,119	$45,283	$1,543,625	$990,882	$59,774	$72,645	$322,941
Asset charges (note 3)	(1,194)	-	-	(86,825)	(74,415)	(2,263)	(3,096)	(7,908)

Net investment income (loss)	125,903	31,119	45,283	1,456,800	916,467	57,511	69,549	315,033

Realized gain (loss) on investments	52,192	(20,738)	11,348	1,961,336	(1,147,822)	970,194	(14,940)	1,672,651
Change in unrealized gain (loss) on investments	(445,501)	(34,232)	(85,502)	(2,665,260)	198,899	(2,302,463)	(84,619)	(2,196,869)

Net gain (loss) on investments	(393,309)	(54,970)	(74,154)	(703,924)	(948,923)	(1,332,269)	(99,559)	(524,218)

Reinvested capital gains	187,946	6,921	21,321	-	-	2,060,769	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(79,460)	$(16,930)	$(7,550)	$752,876	$(32,456)	$786,011	$(30,010)	$(209,185)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	NVDBL2	NVDCA2	GVIDC	GVIDM	GVDMA	GVDMC	MCIF	SAM
Reinvested dividends	$26,096	$11,651	$179,692	$1,073,135	$1,261,743	$267,571	$993,914	$-
Asset charges (note 3)	-	-	(7,656)	(19,423)	(27,865)	(3,211)	(105,677)	(951)

Net investment income (loss)	26,096	11,651	172,036	1,053,712	1,233,878	264,360	888,237	(951)

Realized gain (loss) on investments	99,252	14,466	45,800	4,105,563	837,951	605,046	4,293,344	-
Change in unrealized gain (loss) on investments	(178,091)	(58,470)	(519,493)	(7,970,940)	(4,178,965)	(1,663,219)	(13,288,336)	-

Net gain (loss) on investments	(78,839)	(44,004)	(473,693)	(3,865,377)	(3,341,014)	(1,058,173)	(8,994,992)	-

Reinvested capital gains	40,642	26,565	330,282	2,652,853	1,569,710	805,499	5,707,304	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,101)	$(5,788)	$28,625	$(158,812)	$(537,426)	$11,686	$(2,399,451)	$(951)

Investment Activity:	SAM5	NVMIG1	GVDIVI	NVMLG1	NVMLV1	NVMMG1	NVMMV1	NVMMV2
Reinvested dividends	$-	$116,752	$63,174	$55,552	$198,419	$-	$14,834	$159,266
Asset charges (note 3)	(333,343)	-	-	(1,476)	(2,799)	(2,668)	(1,740)	-

Net investment income (loss)	(333,343)	116,752	63,174	54,076	195,620	(2,668)	13,094	159,266

Realized gain (loss) on investments	-	(112,543)	(96,999)	526,118	380,083	1,304,061	(67,180)	907,384
Change in unrealized gain (loss) on investments	-	(1,031,137)	(245,562)	(1,170,396)	(1,926,947)	(6,571,225)	(92,666)	(2,935,360)

Net gain (loss) on investments	-	(1,143,680)	(342,561)	(644,278)	(1,546,864)	(5,267,164)	(159,846)	(2,027,976)

Reinvested capital gains	-	962,551	-	981,251	766,122	5,086,876	113,872	1,496,109

Net increase (decrease) in contract owners’ equity resulting from operations	$(333,343)	$(64,377)	$(279,387)	$391,049	$(585,122)	$(182,956)	$(32,880)	$(372,601)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SCGF	SCVF	SCF	MSBF	NVSTB1	NVSTB2	NVOLG1	NVTIV3
Reinvested dividends	$-	285,278	164,857	238,869	293,564	26,477	817,039	13,507
Asset charges (note 3)	(6,404)	(15,499)	(36,875)	(4,406)	(39,589)	-	-	-

Net investment income (loss)	(6,404)	269,779	127,982	234,463	253,975	26,477	817,039	13,507

Realized gain (loss) on investments	1,371,082	1,255,158	3,315,212	82,367	(109,093)	(1,620)	3,923,741	18,772
Change in unrealized gain (loss) on investments	(3,157,385)	(7,772,252)	(8,582,517)	(656,344)	(115,239)	(32,287)	(17,835,435)	(100,572)

Net gain (loss) on investments	(1,786,303)	(6,517,094)	(5,267,305)	(573,977)	(224,332)	(33,907)	(13,911,694)	(81,800)

Reinvested capital gains	1,895,359	3,832,274	4,454,708	-	-	-	19,631,603	28,883

Net increase (decrease) in contract owners’ equity resulting from operations	$102,652	$(2,415,041)	$(684,615)	$(339,514)	$29,643	$(7,430)	$6,536,948	$(39,410)

Investment Activity:	EIF	NVRE1	NVLCAP	NVLMP	NVSIX2	GVEX1	NOTB3	NOTMG3
Reinvested dividends	$178,692	$956,586	$779	$115	$3,277	$62,071	$421	$1
Asset charges (note 3)	(1,175)	(19,379)	-	-	-	-	-	-

Net investment income (loss)	177,517	937,207	779	115	3,277	62,071	421	1

Realized gain (loss) on investments	518,363	60,266	(55)	(18)	(3,141)	63,366	(81)	(6)
Change in unrealized gain (loss) on investments	(1,429,961)	(8,475,822)	(3,018)	(204)	(33,556)	(141,305)	(3,704)	(280)

Net gain (loss) on investments	(911,598)	(8,415,556)	(3,073)	(222)	(36,697)	(77,939)	(3,785)	(286)

Reinvested capital gains	-	5,329,680	1,517	36	20,782	39,810	840	2

Net increase (decrease) in contract owners’ equity resulting from operations	$(734,081)	$(2,148,669)	$(777)	$(71)	$(12,638)	$23,942	$(2,524)	$(283)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ALVGIA	ALVIVA	ALVSVA	ACVCA	ACVIG	ACVIP2	ACVI	ACVMV1
Reinvested dividends	$347,817	$215,106	$154,319	$-	$428,075	$241,073	$7,528	$220,335
Asset charges (note 3)	(45,593)	(14,188)	(16,663)	(1,383)	(8,397)	-	(4,023)	(8,073)

Net investment income (loss)	302,224	200,918	137,656	(1,383)	419,678	241,073	3,505	212,262

Realized gain (loss) on investments	2,802,381	186,636	596,243	128,696	851,186	(639,745)	275,464	837,810
Change in unrealized gain (loss) on investments	(2,681,596)	(204,444)	(4,989,028)	(175,817)	(4,205,843)	123,310	(294,239)	(1,860,368)

Net gain (loss) on investments	120,785	(17,808)	(4,392,785)	(47,121)	(3,354,657)	(516,435)	(18,775)	(1,022,558)

Reinvested capital gains	-	-	3,136,679	40,745	1,774,328	-	-	591,112

Net increase (decrease) in contract owners’ equity resulting from operations	$423,009	$183,110	$(1,118,450)	$(7,759)	$(1,160,651)	$(275,362)	$(15,270)	$(219,184)

Investment Activity:	ACVU1	ACVV	DVMCS	DVSCS	DCAP	DSC	DVIV	SVSSVB
Reinvested dividends	$6,746	$506,561	$22,856	$667,449	$404,067	$-	$118,965	$-
Asset charges (note 3)	(2,577)	(45,432)	(7,362)	(167,400)	(13,147)	-	(10,331)	(656)

Net investment income (loss)	4,169	461,129	15,494	500,049	390,920	-	108,634	(656)

Realized gain (loss) on investments	398,710	3,154,136	198,637	6,601,408	1,918,192	92,242	247,961	30,987
Change in unrealized gain (loss) on investments	(428,278)	(4,474,016)	(875,105)	(15,200,764)	(4,071,115)	(129,288)	(461,605)	(57,660)

Net gain (loss) on investments	(29,568)	(1,319,880)	(676,468)	(8,599,356)	(2,152,923)	(37,046)	(213,644)	(26,673)

Reinvested capital gains	145,277	-	596,636	5,950,257	1,203,674	15,609	-	26,754

Net increase (decrease) in contract owners’ equity resulting from operations	$119,878	$(858,751)	$(64,338)	$(2,149,050)	$(558,329)	$(21,437)	$(105,010)	$(575)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	SVSLVB	FVCA2P	FQB	FCS	FNRS2	FEIS	FF10S	FF20S
Reinvested dividends	$1,638	$12,215	$1,010,199	$330,187	$69,431	$1,838,693	$38,950	$498,553
Asset charges (note 3)	(355)	-	(24,535)	(95,922)	-	(33,976)	(912)	(43,101)

Net investment income (loss)	1,283	12,215	985,664	234,265	69,431	1,804,717	38,038	455,452

Realized gain (loss) on investments	5,181	(5,098)	67,659	9,664,141	(355,513)	2,980,977	73,170	328,768
Change in unrealized gain (loss) on investments	(24,268)	(55,868)	(1,139,269)	(14,401,641)	(1,512,594)	(13,017,860)	(116,011)	(1,032,078)

Net gain (loss) on investments	(19,087)	(60,966)	(1,071,610)	(4,737,500)	(1,868,107)	(10,036,883)	(42,841)	(703,310)

Reinvested capital gains	6,415	1,024	-	5,099,951	212,716	5,673,847	6,570	119,356

Net increase (decrease) in contract owners’ equity resulting from operations	$(11,389)	$(47,727)	$(85,946)	$596,716	$(1,585,960)	$(2,558,319)	$1,767	$(128,502)

Investment Activity:	FF30S	FFINS	FGOS	FGS	FHIS	FIP	FIGBS	FMCS
Reinvested dividends	$216,078	$21,510	$187	$143,873	$894,809	$928,987	$4,353,573	$179,837
Asset charges (note 3)	(14,405)	(2,562)	(2,701)	(71,538)	(15,817)	(95,180)	(279,290)	(41,748)

Net investment income (loss)	201,673	18,948	(2,514)	72,335	878,992	833,807	4,074,283	138,089

Realized gain (loss) on investments	310,788	9,315	1,000,287	4,135,585	(64,469)	2,422,243	(523,374)	1,457,252
Change in unrealized gain (loss) on investments	(700,905)	(37,989)	(905,602)	(909,306)	(1,507,420)	(2,744,568)	(5,318,505)	(8,149,939)

Net gain (loss) on investments	(390,117)	(28,674)	94,685	3,226,279	(1,571,889)	(322,325)	(5,841,879)	(6,692,687)

Reinvested capital gains	66,107	1,706	51,369	2,753,757	-	23,251	127,077	6,009,549

Net increase (decrease) in contract owners’ equity resulting from operations	$(122,337)	$(8,020)	$143,540	$6,052,371	$(692,897)	$534,733	$(1,640,519)	$(545,049)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	FOS	FVSS	FF05S	FF15S	FF25S	FF40S	FTVIS2	FTVRDI
Reinvested dividends	$240,801	$38,652	$3,016	$191,559	$247,885	$110,175	$303,078	$269,461
Asset charges (note 3)	(7,500)	(1,369)	(270)	(22,957)	(30,580)	(15,231)	-	-

Net investment income (loss)	233,301	37,283	2,746	168,602	217,305	94,944	303,078	269,461

Realized gain (loss) on investments	847,327	1,041,060	193	181,306	467,557	439,019	67,282	712,132
Change in unrealized gain (loss) on investments	(1,453,059)	(1,184,629)	(5,727)	(454,356)	(833,914)	(620,117)	(831,478)	(3,179,153)

Net gain (loss) on investments	(605,732)	(143,569)	(5,534)	(273,050)	(366,357)	(181,098)	(764,196)	(2,467,021)

Reinvested capital gains	18,961	4,120	361	54,176	73,306	43,025	-	1,677,113

Net increase (decrease) in contract owners’ equity resulting from operations	$(353,470)	$(102,166)	$(2,427)	$(50,272)	$(75,746)	$(43,129)	$(461,118)	$(520,447)

Investment Activity:	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF	TIF2	FTVGI2	FTVFA2
Reinvested dividends	$89,263	$68,829	$61,370	$60,438	$42,124	$817,731	$909,052	$21,227
Asset charges (note 3)	-	(22,557)	(1,180)	-	-	(43,999)	(3,036)	-

Net investment income (loss)	89,263	46,272	60,190	60,438	42,124	773,732	906,016	21,227

Realized gain (loss) on investments	773,780	431,175	(15,121)	(251,045)	4,703	371,073	(173,148)	(20,790)
Change in unrealized gain (loss) on investments	(2,976,841)	(2,843,013)	(344,491)	(778,823)	(152,028)	(3,642,164)	(1,295,522)	(48,744)

Net gain (loss) on investments	(2,203,061)	(2,411,838)	(359,612)	(1,029,868)	(147,325)	(3,271,091)	(1,468,670)	(69,534)

Reinvested capital gains	1,416,193	1,582,970	123,517	384,881	39,502	835,214	59,042	1,161

Net increase (decrease) in contract owners’ equity resulting from operations	$(697,605)	$(782,596)	$(175,905)	$(584,549)	$(65,699)	$(1,662,145)	$(503,612)	$(47,146)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	GVMCE	GVCSE	GVGOPS	SBVSG	BNCAI	AMTB	AMGP	AMCG
Reinvested dividends	$177,338	$209	$-	$-	$-	$52,226	$7,713	$-
Asset charges (note 3)	(120,112)	(109)	(3,582)	(24,439)	(20,487)	-	(1,769)	(5,894)

Net investment income (loss)	57,226	100	(3,582)	(24,439)	(20,487)	52,226	5,944	(5,894)

Realized gain (loss) on investments	6,311,028	(4,040)	(165,353)	(75,569)	359,343	(73,598)	(180,544)	(293,173)
Change in unrealized gain (loss) on investments	(14,080,635)	(5,177)	(60,394)	(650,497)	(1,586,865)	26,717	(140,305)	119,501

Net gain (loss) on investments	(7,769,607)	(9,217)	(225,747)	(726,066)	(1,227,522)	(46,881)	(320,849)	(173,672)

Reinvested capital gains	3,193,109	8,843	119,074	250,052	783,787	-	269,213	223,112

Net increase (decrease) in contract owners’ equity resulting from operations	$(4,519,272)	$(274)	$(110,255)	$(500,453)	$(464,222)	$5,345	$(45,692)	$43,546

Investment Activity:	AMMCGS	AMTP	AMRI	AMSRS	OVGR	OVGS	OVIG	OVGI
Reinvested dividends	$-	$5,502	$41,332	$11,634	$13,318	$986,450	$60,570	$294,352
Asset charges (note 3)	(22)	(658)	(13,037)	-	(32,321)	(94,635)	(11,606)	(11,837)

Net investment income (loss)	(22)	4,844	28,295	11,634	(19,003)	891,815	48,964	282,515

Realized gain (loss) on investments	(14,902)	65,034	48,757	276,438	1,631,191	6,866,639	(40,431)	971,051
Change in unrealized gain (loss) on investments	(45,608)	(192,795)	(637,790)	(483,836)	(3,585,060)	(9,612,017)	(311,357)	(4,973,461)

Net gain (loss) on investments	(60,510)	(127,761)	(589,033)	(207,398)	(1,953,869)	(2,745,378)	(351,788)	(4,002,410)

Reinvested capital gains	-	55,600	123,169	183,936	2,549,306	4,917,842	369,692	4,806,256

Net increase (decrease) in contract owners’ equity resulting from operations	$(60,532)	$(67,317)	$(437,569)	$(11,828)	$576,434	$3,064,279	$66,868	$1,086,361

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	OVSC	OVAG	OVSB	PMVAAA	PMVRSA	PMVFBA	PMVLGA	PMVLDA
Reinvested dividends	$58,791	$-	$1,300,440	$810,598	$1,350	$21,591	$56,057	$1,770,271
Asset charges (note 3)	-	(11,928)	-	(50,825)	-	(1,128)	(6,644)	(107,180)

Net investment income (loss)	58,791	(11,928)	1,300,440	759,773	1,350	20,463	49,413	1,663,091

Realized gain (loss) on investments	434,129	1,423,445	(421,949)	(1,140,261)	(9,415)	(44,538)	87,015	(420,973)
Change in unrealized gain (loss) on investments	(1,865,155)	(2,011,294)	(1,400,706)	(1,813,156)	(7,630)	(82,502)	(168,979)	(1,114,082)

Net gain (loss) on investments	(1,431,026)	(587,849)	(1,822,655)	(2,953,417)	(17,045)	(127,040)	(81,964)	(1,535,055)

Reinvested capital gains	970,386	2,382,946	-	-	-	5,347	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(401,849)	$1,783,169	$(522,215)	$(2,193,644)	$(15,695)	$(101,230)	$(32,551)	$128,036

Investment Activity:	PMVRRA	PMVTRA	PIVEMI	PIHYB1	PVGIB	PVTIGB	PVTSCB	PVTVB
Reinvested dividends	$2,884,153	$4,884,534	$28,660	$239,970	$18,519	$13,129	$6,643	$17,063
Asset charges (note 3)	(164,902)	(214,796)	(487)	(9,141)	-	-	(1,851)	-

Net investment income (loss)	2,719,251	4,669,738	28,173	230,829	18,519	13,129	4,792	17,063

Realized gain (loss) on investments	(3,429,599)	(2,325,675)	(143,169)	(333,262)	64,016	58,197	(70,712)	58,525
Change in unrealized gain (loss) on investments	(1,159,640)	(1,948,588)	(86,496)	(250,895)	(163,319)	(73,704)	(62,090)	(393,229)

Net gain (loss) on investments	(4,589,239)	(4,274,263)	(229,665)	(584,157)	(99,303)	(15,507)	(132,802)	(334,704)

Reinvested capital gains	-	956,880	96,814	176,411	-	-	88,346	233,250

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,869,988)	$1,352,355	$(104,678)	$(176,917)	$(80,784)	$(2,378)	$(39,664)	$(84,391)

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	AVSCE	ROCMC
Reinvested dividends	$148,678	$-	$11,093	$789,101	$694,337	$1,460	$-	$-
Asset charges (note 3)	(12,536)	-	(541)	(31,422)	(115,443)	(752)	(253)	(18,834)

Net investment income (loss)	136,142	-	10,552	757,679	578,894	708	(253)	(18,834)

Realized gain (loss) on investments	150,165	50,542	66,450	(60,012)	3,810,415	(14,751)	(21,332)	(124,506)
Change in unrealized gain (loss) on investments	(1,239,878)	(5,413)	(132,970)	(1,152,971)	(5,901,229)	(38,348)	(43,040)	(1,541,321)

Net gain (loss) on investments	(1,089,713)	45,129	(66,520)	(1,212,983)	(2,090,814)	(53,099)	(64,372)	(1,665,827)

Reinvested capital gains	772,632	5,791	31,138	-	-	39,216	42,403	446,667

Net increase (decrease) in contract owners’ equity resulting from operations	$(180,939)	$50,920	$(24,830)	$(455,304)	$(1,511,920)	$(13,175)	$(22,222)	$(1,237,994)

Investment Activity:	RVARS	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1	TRBCGP
Reinvested dividends	$5,292	$1,015,760	$-	$257,265	$-	$-	$61,412	$-
Asset charges (note 3)	-	(146,656)	(38,827)	(54,950)	(58,571)	(82,814)	(7,164)	(62,903)

Net investment income (loss)	5,292	869,104	(38,827)	202,315	(58,571)	(82,814)	54,248	(62,903)

Realized gain (loss) on investments	28,794	6,969,013	4,087,794	(101,809)	5,240,635	2,310,271	(125,093)	1,409,080
Change in unrealized gain (loss) on investments	(21,158)	(14,033,326)	(2,725,705)	(96,311)	(6,026,438)	(2,590,922)	(216,742)	1,993,768

Net gain (loss) on investments	7,636	(7,064,313)	1,362,089	(198,120)	(785,803)	(280,651)	(341,835)	3,402,848

Reinvested capital gains	-	1,216,426	2,580,507	-	2,808,783	4,090,222	266,599	-

Net increase (decrease) in contract owners’ equity resulting from operations	$12,928	$(4,978,783)	$3,903,769	$4,195	$1,964,409	$3,726,757	$(20,988)	$3,339,945

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	VWEM	VWHA	VVB	VVCG	VVDV	VVI	VVMCI	VVREI
Reinvested dividends	$72,781	$8,856	$199,359	$-	$381,725	$73,596	$197,673	$171,972
Asset charges (note 3)	(10,207)	(45,405)	(17,067)	(13,263)	(31,050)	(18,117)	(53,771)	(19,272)

Net investment income (loss)	62,574	(36,549)	182,292	(13,263)	350,675	55,479	143,902	152,700

Realized gain (loss) on investments	(579,295)	(2,353,188)	253,999	43	708,830	193,527	814,562	233,365
Change in unrealized gain (loss) on investments	(1,865,592)	(7,885,482)	(881,341)	105,878	(2,447,870)	(836,825)	(2,777,348)	(600,317)

Net gain (loss) on investments	(2,444,887)	(10,238,670)	(627,342)	105,921	(1,739,040)	(643,298)	(1,962,786)	(366,952)

Reinvested capital gains	718,177	-	394,520	-	986,258	60,454	885,839	325,445

Net increase (decrease) in contract owners’ equity resulting from operations	$(1,664,136)	$(10,275,219)	$(50,530)	$92,658	$(402,107)	$(527,365)	$(933,045)	$111,193

Investment Activity:	VVSTC	VVSCG	VVHGB	WRASP	WRGP	WRHIP	WRMCG	WRRESP
Reinvested dividends	$87,297	$16,153	$378,825	$48,843	$4,755	$2,563,407	$-	$89,812
Asset charges (note 3)	(10,643)	(9,022)	(42,189)	(8,564)	(8,175)	(61,530)	(13,780)	(6,585)

Net investment income (loss)	76,654	7,131	336,636	40,279	(3,420)	2,501,877	(13,780)	83,227

Realized gain (loss) on investments	(37,140)	(22,409)	(157,341)	62,495	(2,557)	(832,503)	(5,105)	236,892
Change in unrealized gain (loss) on investments	5,979	(660,162)	(341,604)	(3,819,448)	(510,609)	(4,694,091)	(928,712)	(870,992)

Net gain (loss) on investments	(31,161)	(682,571)	(498,945)	(3,756,953)	(513,166)	(5,526,594)	(933,817)	(634,100)

Reinvested capital gains	886	513,177	71,030	2,345,337	525,750	435,234	490,678	857,574

Net increase (decrease) in contract owners’ equity resulting from operations	$46,379	$(162,263)	$(91,279)	$(1,371,337)	$9,164	$(2,589,483)	$(456,919)	$306,701

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENT OF OPERATIONS

Year Ended December 31, 2015

Investment Activity:	WRSTP	SVDF	SVOF	WFVSCG	MIGIC	FHISR	MVRISC	FOSR
Reinvested dividends	$-	$-	$11,679	$-	$28,322	$10,244	$75,242	$-
Asset charges (note 3)	(23,249)	(19,554)	(20,216)	(9,794)	-	-	(1,714)	-

Net investment income (loss)	(23,249)	(19,554)	(8,537)	(9,794)	28,322	10,244	73,528	-

Realized gain (loss) on investments	645,325	929,488	1,706,484	379,829	738,759	23,462	373,021	2,938,980
Change in unrealized gain (loss) on investments	(1,996,424)	(3,499,131)	(2,911,383)	(1,417,695)	(1,017,898)	152,161	(248,986)	(1,887,078)

Net gain (loss) on investments	(1,351,099)	(2,569,643)	(1,204,899)	(1,037,866)	(279,139)	175,623	124,035	1,051,902

Reinvested capital gains	932,305	2,319,407	935,022	824,663	297,947	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(442,043)	$(269,790)	$(278,414)	$(222,997)	$47,130	$185,867	$197,563	$1,051,902

Investment Activity:	AMFAS
Reinvested dividends	$-
Asset charges (note 3)	(563)

Net investment income (loss)	(563)

Realized gain (loss) on investments	(216,041)
Change in unrealized gain (loss) on investments	(56,197)

Net gain (loss) on investments	(272,238)

Reinvested capital gains	260,397

Net increase (decrease) in contract owners’ equity resulting from operations	$(12,404)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	Total		ALVDAA		ACVIP1		AMVAA2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$73,565,886	$69,175,816	$552	$293	$123,750	$7,374	$72,606	$41,718
Realized gain (loss) on investments	157,541,808	164,268,990	634	11,869	(40,592)	(2,979)	77,689	408,358
Change in unrealized gain (loss) on investments	(475,204,916)	(131,795,881)	(3,333)	(6,662)	(365,402)	(4,858)	(432,377)	(479,810)
Reinvested capital gains	206,683,439	156,000,821	1,108	2,030	-	13,501	333,728	217,971

Net increase (decrease) in contract owners’ equity resulting from operations	(37,413,783)	257,649,746	(1,039)	7,530	(282,244)	13,038	51,646	188,237

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	230,175,856	236,172,929	6,669	5,923	4,587	18,691	348,568	255,811
Transfers between funds	-	-	20,242	(140,452)	4,969,655	422,500	1,798,242	340,345
Surrenders (note 6)	(261,930,075)	(242,494,312)	(710)	-	(15,845)	(14)	(45,336)	(1,521,482)
Death Benefits (note 4)	(21,800,687)	(23,966,871)	-	-	(5)	-	(31,992)	-
Net policy repayments (loans) (note 5)	(7,475,773)	(10,167,050)	(30)	-	(3,332)	-	(27,774)	(43,870)
Deductions for surrender charges (note 2d)	(117,645)	(359,613)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,812,060)	(107,404,127)	(5,855)	(4,568)	(41,151)	(9,411)	(87,962)	(61,448)
Asset charges (note 3):
FPVUL & VEL contracts	(5,536,627)	(5,763,905)	(281)	(332)	(98)	(14)	(1,403)	(1,122)
MSP contracts	(294,944)	(303,965)	-	-	-	-	-	-
SL contracts or LSFP contracts	(703,206)	(711,618)	-	-	-	-	-	-
Adjustments to maintain reserves	8,440	42,074	5	8	(768)	1,917	(2)	14

Net equity transactions	(175,486,721)	(154,956,458)	20,040	(139,421)	4,913,043	433,669	1,952,341	(1,031,752)

Net change in contract owners’ equity	(212,900,504)	102,693,288	19,001	(131,891)	4,630,799	446,707	2,003,987	(843,515)
Contract owners’ equity beginning of period	4,739,882,176	4,637,188,888	45,805	177,696	849,750	403,043	3,163,145	4,006,660

Contract owners’ equity end of period	$4,526,981,672	$4,739,882,176	$64,806	$45,805	$5,480,549	$849,750	$5,167,132	$3,163,145

CHANGES IN UNITS:
Beginning units	251,462,059	250,893,361	3,808	15,430	89,451	43,953	219,500	293,121
Units purchased	46,460,532	65,435,424	2,252	835	561,286	46,488	150,977	44,305
Units redeemed	(48,116,824)	(64,866,726)	(613)	(12,457)	(57,847)	(990)	(15,848)	(117,926)

Ending units	249,805,767	251,462,059	5,447	3,808	592,890	89,451	354,629	219,500

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMVBD2		AMVGS2		AMVGR2		AMVI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,133,237	$1,126,946	$(4,302)	$(2,430)	$58,715	$141,725	$67,183	$53,336
Realized gain (loss) on investments	(10,918)	116	284,933	266,876	4,209,138	941,972	176,738	193,992
Change in unrealized gain (loss) on investments	(2,381,044)	(962,810)	(312,589)	(220,582)	(6,136,457)	(319,946)	(773,619)	(384,005)
Reinvested capital gains	1,386,907	23	125,351	12,354	3,364,440	1,199,477	276,716	-

Net increase (decrease) in contract owners’ equity resulting from operations	128,182	164,275	93,393	56,218	1,495,836	1,963,228	(252,982)	(136,677)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	737	3,305	143,033	109,646	636,096	585,106	858,836	650,131
Transfers between funds	3,577	70,884,778	(964,330)	(21,390)	(8,729,499)	(688,929)	631,694	769,397
Surrenders (note 6)	(41,665)	(702)	(205,389)	(36,383)	(441,281)	(316,220)	(551,918)	(30,493)
Death Benefits (note 4)	-	(846)	(3,934)	(5,065)	(62,232)	(51,152)	(22,950)	(2,344)
Net policy repayments (loans) (note 5)	(353)	(8,720)	(6,588)	(128)	(6,598)	(40,511)	585	(161)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(637,156)	(104,838)	(23,066)	(30,518)	(275,499)	(287,046)	(98,310)	(70,671)
Asset charges (note 3):
FPVUL & VEL contracts	(40)	(85)	(132)	(278)	(69)	(10)	(256)	(178)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	23	7	(9)	(5)	(4)	(11)	(23)	(7)

Net equity transactions	(674,877)	70,772,899	(1,060,415)	15,879	(8,879,086)	(798,773)	817,658	1,315,674

Net change in contract owners’ equity	(546,695)	70,937,174	(967,022)	72,097	(7,383,250)	1,164,455	564,676	1,178,997
Contract owners’ equity beginning of period	71,011,198	74,024	2,511,188	2,439,091	24,825,384	23,660,929	4,678,454	3,499,457

Contract owners’ equity end of period	$70,464,503	$71,011,198	$1,544,166	$2,511,188	$17,442,134	$24,825,384	$5,243,130	$4,678,454

CHANGES IN UNITS:
Beginning units	5,686,802	6,226	204,209	202,172	1,698,415	1,752,402	430,497	312,711
Units purchased	358	5,690,932	19,573	45,182	75,203	75,936	138,452	129,417
Units redeemed	(53,934)	(10,356)	(98,159)	(43,145)	(653,359)	(129,923)	(62,486)	(11,631)

Ending units	5,633,226	5,686,802	125,623	204,209	1,120,259	1,698,415	506,463	430,497

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	BRVHYI		MLVLC2		MLVGA2		CVSPIP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$50,643	$6,501	$11,248	$16,954	$102,280	$228,678	$(980)	$6,913
Realized gain (loss) on investments	(26,364)	(1)	335,732	213,602	(62,239)	106,099	(25,844)	174
Change in unrealized gain (loss) on investments	(182,132)	(11,348)	(429,169)	(252,528)	(657,456)	(977,571)	10,700	(23,623)
Reinvested capital gains	25,185	2,610	104,072	337,641	530,085	846,120	9,344	37,320

Net increase (decrease) in contract owners’ equity resulting from operations	(132,668)	(2,238)	21,883	315,669	(87,330)	203,326	(6,780)	20,784

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	85	-	221,265	118,739	486,677	542,862	31,176	-
Transfers between funds	3,364,781	501,787	(913,294)	(191,876)	(497,833)	786,293	94,887	432,164
Surrenders (note 6)	-	-	(176,386)	(2,660)	(588,687)	(326,661)	-	-
Death Benefits (note 4)	(2)	-	(255)	(6,594)	(17,787)	(3,520)	-	-
Net policy repayments (loans) (note 5)	-	-	(65,329)	(40,802)	(184,746)	(162,898)	(4,801)	-
Deductions for surrender charges (note 2d)	-	-	-	-	295	(107)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(8,499)	-	(46,064)	(42,614)	(425,844)	(395,318)	(12,910)	(1,022)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(282)	(315)	(31,541)	(30,377)	-	-
MSP contracts	-	-	-	-	(996)	(904)	-	-
SL contracts or LSFP contracts	-	-	-	-	(5,203)	(5,427)	-	-
Adjustments to maintain reserves	1,743	(4)	6	(17)	(1)	7	(11)	7

Net equity transactions	3,358,108	501,783	(980,339)	(166,139)	(1,265,666)	403,950	108,341	431,149

Net change in contract owners’ equity	3,225,440	499,545	(958,456)	149,530	(1,352,996)	607,276	101,561	451,933
Contract owners’ equity beginning of period	499,545	-	2,885,881	2,736,351	11,039,090	10,431,814	451,933	-

Contract owners’ equity end of period	$3,724,985	$499,545	$1,927,425	$2,885,881	$9,686,094	$11,039,090	$553,494	$451,933

CHANGES IN UNITS:
Beginning units	51,392	-	145,570	154,703	665,128	640,899	40,910	-
Units purchased	347,896	51,392	24,503	15,863	36,835	80,975	50,402	40,998
Units redeemed	(1,346)	-	(72,396)	(24,996)	(113,242)	(56,746)	(41,519)	(88)

Ending units	397,942	51,392	97,677	145,570	588,721	665,128	49,793	40,910

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DAVVL		DWVEMS		DWVSVS		DFVIS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,742	$23,941	$4,222	$1,264	$39,076	$7,311	$20,110	$-
Realized gain (loss) on investments	34,305	104,347	(26,217)	3,847	3,457	574,571	(11,293)	-
Change in unrealized gain (loss) on investments	(394,395)	(537,504)	(221,696)	(106,929)	(2,588,514)	(987,218)	(81,358)	-
Reinvested capital gains	394,807	582,501	26,736	3,136	1,626,973	962,455	33,302	-

Net increase (decrease) in contract owners’ equity resulting from operations	52,459	173,285	(216,955)	(98,682)	(919,008)	557,119	(39,239)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	160,324	237,703	526,550	424,361	1,233,125	614,538	(89)	-
Transfers between funds	(506,177)	(62,252)	632,664	434,132	(1,489,437)	3,124,620	1,107,002	-
Surrenders (note 6)	(35,568)	(65,043)	(3,306)	-	(354,359)	(169,859)	(38,599)	-
Death Benefits (note 4)	(9)	-	(16)	-	(29,778)	(22,967)	(2,581)	-
Net policy repayments (loans) (note 5)	(18,440)	(21,076)	(745)	-	61,833	(17,113)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,584)	(36,194)	(37,699)	(31,676)	(227,033)	(194,410)	(4,825)	-
Asset charges (note 3):
FPVUL & VEL contracts	(2,316)	(2,584)	(4)	(3)	(1,328)	(1,024)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(15)	1	(13)	(20)	(288)	(4)	-

Net equity transactions	(437,780)	50,539	1,117,445	826,801	(806,997)	3,333,497	1,060,904	-

Net change in contract owners’ equity	(385,321)	223,824	900,490	728,119	(1,726,005)	3,890,616	1,021,665	-
Contract owners’ equity beginning of period	2,888,623	2,664,799	1,148,980	420,861	14,786,804	10,896,188	-	-

Contract owners’ equity end of period	$2,503,302	$2,888,623	$2,049,470	$1,148,980	$13,060,799	$14,786,804	$1,021,665	$-

CHANGES IN UNITS:
Beginning units	219,468	214,206	110,505	37,049	1,035,605	804,104	-	-
Units purchased	11,992	35,230	125,606	76,259	132,415	315,265	110,690	-
Units redeemed	(44,177)	(29,968)	(4,275)	(2,803)	(187,862)	(83,764)	(4,737)	-

Ending units	187,283	219,468	231,836	110,505	980,158	1,035,605	105,953	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DFVUTV		DSIF		DSRG		ETVFR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$24,570	$-	$7,194,548	$6,329,048	$131,372	$130,283	$2,153,287	$1,607,063
Realized gain (loss) on investments	(16,221)	-	29,566,708	12,600,863	777,547	554,171	(253,501)	14,840
Change in unrealized gain (loss) on investments	(316,451)	-	(44,641,970)	25,451,260	(2,951,356)	42,892	(2,614,256)	(1,575,323)
Reinvested capital gains	142,051	-	11,749,112	4,302,749	1,668,105	858,879	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(166,051)	-	3,868,398	48,683,920	(374,332)	1,586,225	(714,470)	46,580

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(323)	-	15,346,063	15,161,188	675,825	734,687	283,477	457,558
Transfers between funds	2,228,929	-	16,884,811	28,695,837	(606,819)	152,139	(444,493)	41,628,564
Surrenders (note 6)	(78,101)	-	(19,087,452)	(10,898,444)	(709,318)	(835,854)	(1,210,455)	(159,888)
Death Benefits (note 4)	(5,227)	-	(1,250,584)	(3,263,570)	(252,148)	(38,505)	(34,286)	(11,025)
Net policy repayments (loans) (note 5)	-	-	(1,532,190)	535,516	68,378	15,302	(650,427)	(517)
Deductions for surrender charges (note 2d)	-	-	(4,481)	(6,204)	(50)	(27)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,663)	-	(9,373,668)	(8,662,526)	(678,052)	(678,461)	(776,341)	(474,054)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	(435,953)	(444,718)	(51,543)	(53,563)	(438)	(320)
MSP contracts	-	-	(12,846)	(13,309)	(1,480)	(1,603)	-	-
SL contracts or LSFP contracts	-	-	(69,819)	(66,814)	(1,683)	(1,912)	-	-
Adjustments to maintain reserves	(5)	-	214	1,824	(385)	1,438	(496)	(73)

Net equity transactions	2,135,610	-	464,095	21,038,780	(1,557,275)	(706,359)	(2,833,459)	41,440,245

Net change in contract owners’ equity	1,969,559	-	4,332,493	69,722,700	(1,931,607)	879,866	(3,547,929)	41,486,825
Contract owners’ equity beginning of period	-	-	428,953,663	359,230,963	13,108,017	12,228,151	66,999,384	25,512,559

Contract owners’ equity end of period	$1,969,559	$-	$433,286,156	$428,953,663	$11,176,410	$13,108,017	$63,451,455	$66,999,384

CHANGES IN UNITS:
Beginning units	-	-	19,703,250	18,495,758	579,590	609,225	6,022,601	2,302,534
Units purchased	225,046	-	1,801,373	2,560,916	46,157	50,005	272,465	3,795,995
Units redeemed	(9,752)	-	(1,632,284)	(1,353,424)	(122,037)	(79,640)	(525,543)	(75,928)

Ending units	215,294	-	19,872,339	19,703,250	503,710	579,590	5,769,523	6,022,601

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVGB1		GVGMNS		IVKMG1		IVBRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$879,228	$429,386	$23	$15	$(3,982)	$(3,517)	$26,252	$-
Realized gain (loss) on investments	(289,149)	(45,831)	924	995	493,195	257,214	(5,320)	(77)
Change in unrealized gain (loss) on investments	(1,180,828)	(367,092)	(3,049)	(580)	(808,966)	98,049	(105,893)	(11,226)
Reinvested capital gains	56,886	-	577	344	381,271	-	54,647	8,315

Net increase (decrease) in contract owners’ equity resulting from operations	(533,863)	16,463	(1,525)	774	61,518	351,746	(30,314)	(2,988)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,145,793	806,237	1,285	1,959	201,155	145,854	19,819	684
Transfers between funds	2,146,536	11,555,040	(360)	(5,176)	496,502	876,549	271,965	400,155
Surrenders (note 6)	(1,109,483)	(282,316)	(8,390)	-	(499,996)	(569,942)	(9,718)	-
Death Benefits (note 4)	(2,105)	(5,592)	-	-	(3,491)	(5,032)	-	-
Net policy repayments (loans) (note 5)	(46,496)	781	(64)	35	(4,917)	(33,760)	(12,832)	681
Deductions for surrender charges (note 2d)	-	-	-	-	(80)	(1,052)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(184,568)	(103,776)	(1,603)	(1,970)	(123,824)	(116,698)	(13,297)	(1,434)
Asset charges (note 3):
FPVUL & VEL contracts	(2,186)	(1,014)	(141)	(189)	(9,811)	(9,551)	(1,956)	(249)
MSP contracts	-	-	-	-	(368)	(348)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,944)	(1,736)	-	-
Adjustments to maintain reserves	(7)	(41)	2	(6)	(1)	12	2	(1)

Net equity transactions	1,947,484	11,969,319	(9,271)	(5,347)	53,225	284,296	253,983	399,836

Net change in contract owners’ equity	1,413,621	11,985,782	(10,796)	(4,573)	114,743	636,042	223,669	396,848
Contract owners’ equity beginning of period	11,985,782	-	37,178	41,751	4,953,394	4,317,352	396,848	-

Contract owners’ equity end of period	$13,399,403	$11,985,782	$26,382	$37,178	$5,068,137	$4,953,394	$620,517	$396,848

CHANGES IN UNITS:
Beginning units	1,178,165	-	3,054	3,565	341,263	321,052	38,475	-
Units purchased	388,625	1,259,402	107	173	64,472	86,962	28,487	38,647
Units redeemed	(194,398)	(81,237)	(860)	(684)	(60,317)	(66,751)	(4,230)	(172)

Ending units	1,372,392	1,178,165	2,301	3,054	345,418	341,263	62,732	38,475

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JPMMV1		JPSCE1		JABS		JAFBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$91,758	$42,493	$(27)	$-	$392,997	$316,466	$183,288	$54,792
Realized gain (loss) on investments	444,429	355,721	33	-	669,691	348,980	2,566	3,400
Change in unrealized gain (loss) on investments	(1,827,990)	468,058	(109)	-	(1,831,608)	566,921	(311,186)	(43,993)
Reinvested capital gains	890,570	409,988	-	-	806,630	581,544	38,354	-

Net increase (decrease) in contract owners’ equity resulting from operations	(401,233)	1,276,260	(103)	-	37,710	1,813,911	(86,978)	14,199

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,201,351	675,911	6,725	-	2,110,919	2,038,225	1,087,753	16,707
Transfers between funds	5,373,498	2,631,355	37,330	-	551,934	1,732,017	12,868,588	4,560,442
Surrenders (note 6)	(715,916)	(193,230)	-	-	(1,732,944)	(471,573)	(5,703,917)	(180,920)
Death Benefits (note 4)	(15,425)	(17,732)	-	-	(116,335)	(68,217)	(243)	-
Net policy repayments (loans) (note 5)	94,161	(19,026)	-	-	48,321	55,340	(14,547)	277
Deductions for surrender charges (note 2d)	-	-	-	-	(68)	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(174,145)	(118,796)	(578)	-	(477,470)	(432,912)	(132,029)	(11,035)
Asset charges (note 3):
FPVUL & VEL contracts	(1,823)	(1,104)	-	-	(13,978)	(13,864)	(475)	-
MSP contracts	-	-	-	-	(33)	(28)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,702)	(1,449)	-	-
Adjustments to maintain reserves	(8)	(2)	(1)	-	9	(45)	(15)	6

Net equity transactions	5,761,693	2,957,376	43,476	-	368,653	2,837,494	8,105,115	4,385,477

Net change in contract owners’ equity	5,360,460	4,233,636	43,373	-	406,363	4,651,405	8,018,137	4,399,676
Contract owners’ equity beginning of period	10,699,926	6,466,290	-	-	25,164,067	20,512,662	4,399,676	-

Contract owners’ equity end of period	$16,060,386	$10,699,926	$43,373	$-	$25,570,430	$25,164,067	$12,417,813	$4,399,676

CHANGES IN UNITS:
Beginning units	372,474	258,597	-	-	933,751	821,725	435,927	-
Units purchased	235,274	144,257	4,745	-	182,098	186,612	1,379,110	450,289
Units redeemed	(34,170)	(30,380)	(61)	-	(167,879)	(74,586)	(581,037)	(14,362)

Ending units	573,578	372,474	4,684	-	947,970	933,751	1,234,000	435,927

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	JACAS		JAGTS		JAIGS		JAMVS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$544,780	$(17,482)	$119,287	$(5,252)	$115,319	$1,999,487	$17,362	$64,596
Realized gain (loss) on investments	587,908	1,940,895	1,721,783	1,271,107	(2,781,891)	(2,696,527)	(35,634)	121,721
Change in unrealized gain (loss) on investments	(5,087,638)	(12,114,412)	(3,154,269)	(850,920)	(240,479)	(5,919,021)	(265,831)	(190,410)
Reinvested capital gains	9,050,213	13,587,607	2,055,008	873,123	798,169	2,485,570	205,362	162,184

Net increase (decrease) in contract owners’ equity resulting from operations	5,095,263	3,396,608	741,809	1,288,058	(2,108,882)	(4,130,491)	(78,741)	158,091

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,895,009	1,841,493	525,179	566,188	991,026	1,172,636	33,750	74,515
Transfers between funds	(2,325,107)	(3,563,449)	(1,127,343)	249,618	(3,561,288)	(4,863,723)	191,094	(140,927)
Surrenders (note 6)	(2,459,036)	(1,942,928)	(708,591)	(673,745)	(1,984,556)	(2,026,381)	(20,238)	(12,872)
Death Benefits (note 4)	(180,685)	(129,029)	(94,680)	(16,862)	(133,693)	(104,631)	(18,598)	-
Net policy repayments (loans) (note 5)	(2,067)	(207,808)	(80,090)	(4,775)	70,004	130,476	(35,753)	1,241
Deductions for surrender charges (note 2d)	(1,440)	(1,480)	(128)	(268)	(1,175)	(2,469)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,470,574)	(1,320,000)	(550,541)	(524,785)	(889,261)	(1,033,278)	(34,980)	(36,245)
Asset charges (note 3):
FPVUL & VEL contracts	(102,864)	(98,382)	(43,154)	(42,699)	(67,369)	(84,943)	(183)	(172)
MSP contracts	(3,118)	(2,905)	(1,027)	(1,074)	(2,716)	(3,142)	-	-
SL contracts or LSFP contracts	(9,469)	(8,418)	(3,500)	(3,043)	(7,068)	(9,250)	-	-
Adjustments to maintain reserves	20	43	10	89	10	20	(44)	(4)

Net equity transactions	(4,659,331)	(5,432,863)	(2,083,865)	(451,356)	(5,586,086)	(6,824,685)	115,048	(114,464)

Net change in contract owners’ equity	435,932	(2,036,255)	(1,342,056)	836,702	(7,694,968)	(10,955,176)	36,307	43,627
Contract owners’ equity beginning of period	44,660,750	46,697,005	15,350,042	14,513,340	29,256,435	40,211,611	1,952,405	1,908,778

Contract owners’ equity end of period	$45,096,682	$44,660,750	$14,007,986	$15,350,042	$21,561,467	$29,256,435	$1,988,712	$1,952,405

CHANGES IN UNITS:
Beginning units	2,473,108	2,806,731	1,666,220	1,724,013	1,927,784	2,331,866	128,064	135,589
Units purchased	121,359	278,492	207,499	185,830	104,627	107,366	15,444	41,292
Units redeemed	(361,764)	(612,115)	(421,147)	(243,623)	(475,801)	(511,448)	(7,827)	(48,817)

Ending units	2,232,703	2,473,108	1,452,572	1,666,220	1,556,610	1,927,784	135,681	128,064

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	LZREMS		LOVBD		LOVMCV		LOVTRC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$284,940	$420,985	$12,564	$-	$(580)	$1,955	$174,278	$-
Realized gain (loss) on investments	(526,065)	(411,394)	970	-	264,419	223,550	(494)	-
Change in unrealized gain (loss) on investments	(5,757,125)	(1,824,609)	(23,178)	-	(249,505)	(86,265)	(216,048)	-
Reinvested capital gains	71,651	255,607	438	-	6,367	-	648	-

Net increase (decrease) in contract owners’ equity resulting from operations	(5,926,599)	(1,559,411)	(9,206)	-	20,701	139,240	(41,616)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,613,604	1,055,115	19,442	-	98,328	8,738	39,908	-
Transfers between funds	5,306,843	4,879,606	305,417	-	(1,087,833)	(101,818)	6,894,209	-
Surrenders (note 6)	(1,284,197)	(793,103)	(5,624)	-	(45,090)	(372,497)	-	-
Death Benefits (note 4)	(90,473)	(149,282)	(12)	-	(4,829)	(716)	-	-
Net policy repayments (loans) (note 5)	(8,454)	(14,276)	-	-	30,754	(12,633)	(39,754)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(312,628)	(302,398)	(3,784)	-	(13,092)	(14,737)	(21,669)	-
Asset charges (note 3):
FPVUL & VEL contracts	(1,608)	(1,941)	-	-	(20)	(33)	(135)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(89)	59	(4)	-	(6)	20	12	-

Net equity transactions	5,222,998	4,673,780	315,435	-	(1,021,788)	(493,676)	6,872,571	-

Net change in contract owners’ equity	(703,601)	3,114,369	306,229	-	(1,001,087)	(354,436)	6,830,955	-
Contract owners’ equity beginning of period	26,936,682	23,822,313	-	-	1,101,297	1,455,733	-	-

Contract owners’ equity end of period	$26,233,081	$26,936,682	$306,229	$-	$100,210	$1,101,297	$6,830,955	$-

CHANGES IN UNITS:
Beginning units	2,531,668	2,130,245	-	-	57,274	84,220	-	-
Units purchased	726,121	587,603	31,792	-	5,140	649	702,580	-
Units redeemed	(168,989)	(186,180)	(921)	-	(56,973)	(27,595)	(6,232)	-

Ending units	3,088,800	2,531,668	30,871	-	5,441	57,274	696,348	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MVBRES		MV2IGI		MV2RIS		MNDIC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$6,234	$-	$16,130	$-	$49,361	$-	$-	$-
Realized gain (loss) on investments	(25,354)	-	(28,691)	-	(7,975)	-	(29,785)	42,779
Change in unrealized gain (loss) on investments	(32,654)	-	(223,180)	-	(329,223)	-	13,815	(222,400)
Reinvested capital gains	40,193	-	189,434	-	25,635	-	13,818	122,045

Net increase (decrease) in contract owners’ equity resulting from operations	(11,581)	-	(46,307)	-	(262,202)	-	(2,152)	(57,576)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,125	-	92,653	-	14,415	-	25,564	31,080
Transfers between funds	922,827	-	3,305,041	-	3,185,834	-	(110,267)	(170,468)
Surrenders (note 6)	(82,601)	-	(293,265)	-	(21,313)	-	(23,515)	(34,313)
Death Benefits (note 4)	-	-	(13,332)	-	(41,733)	-	(4,269)	-
Net policy repayments (loans) (note 5)	(3,467)	-	3,076	-	(1,522)	-	8,650	(5,585)
Deductions for surrender charges (note 2d)	-	-	(35)	-	-	-	-	(5)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,137)	-	(100,784)	-	(36,028)	-	(19,715)	(24,194)
Asset charges (note 3):
FPVUL & VEL contracts	(49)	-	(10,435)	-	(138)	-	(1,721)	(2,309)
MSP contracts	-	-	(61)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(438)	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	-	-	(12)	-	(2)	3

Net equity transactions	832,696	-	2,982,420	-	3,099,503	-	(125,275)	(205,791)

Net change in contract owners’ equity	821,115	-	2,936,113	-	2,837,301	-	(127,427)	(263,367)
Contract owners’ equity beginning of period	-	-	-	-	-	-	534,273	797,640

Contract owners’ equity end of period	$821,115	$-	$2,936,113	$-	$2,837,301	$-	$406,846	$534,273

CHANGES IN UNITS:
Beginning units	-	-	-	-	-	-	39,384	54,531
Units purchased	82,116	-	329,321	-	320,363	-	3,212	2,855
Units redeemed	(8,049)	-	(31,530)	-	(10,342)	-	(12,029)	(18,002)

Ending units	74,067	-	297,791	-	310,021	-	30,567	39,384

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MNDSC		MVFIC		MVFSC		MVIVSC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,229)	$(3,199)	$227,749	$156,890	$553,861	$329,754	$1,165,332	$971,624
Realized gain (loss) on investments	(161,597)	237,622	600,394	1,145,109	2,356,957	3,858,805	3,129,919	2,723,214
Change in unrealized gain (loss) on investments	152,204	(624,227)	(1,472,583)	(600,505)	(4,929,014)	(2,255,213)	(1,337,403)	(3,182,137)
Reinvested capital gains	17,138	277,161	571,554	317,434	1,733,837	917,522	753,330	-

Net increase (decrease) in contract owners’ equity resulting from operations	6,516	(112,643)	(72,886)	1,018,928	(284,359)	2,850,868	3,711,178	512,701

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	158,203	251,407	334,527	392,472	2,262,626	2,020,968	2,525,979	2,111,605
Transfers between funds	(837,747)	(283,240)	827,531	(835,842)	10,197,209	(4,250,767)	12,401,044	3,962,787
Surrenders (note 6)	(35,937)	(82,639)	(811,033)	(648,349)	(3,106,364)	(1,614,621)	(3,251,179)	(1,939,471)
Death Benefits (note 4)	(8,714)	-	(80,274)	(2,328)	(300,145)	(56,909)	(159,584)	(163,188)
Net policy repayments (loans) (note 5)	(6,582)	(803,170)	18,231	(186,313)	84,318	(33,253)	(28,603)	(120,327)
Deductions for surrender charges (note 2d)	-	-	(308)	(2,266)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(14,654)	(30,259)	(308,692)	(306,262)	(433,068)	(439,050)	(827,966)	(666,748)
Asset charges (note 3):
FPVUL & VEL contracts	(14)	(48)	(24,111)	(25,315)	(5,268)	(6,784)	(3,785)	(3,551)
MSP contracts	-	-	(1,102)	(1,078)	-	-	-	-
SL contracts or LSFP contracts	-	-	(7,556)	(7,559)	-	-	-	-
Adjustments to maintain reserves	6	(20)	25	(11)	6	(56)	(27)	(103)

Net equity transactions	(745,439)	(947,969)	(52,762)	(1,622,851)	8,699,314	(4,380,472)	10,655,879	3,181,004

Net change in contract owners’ equity	(738,923)	(1,060,612)	(125,648)	(603,923)	8,414,955	(1,529,604)	14,367,057	3,693,705
Contract owners’ equity beginning of period	1,095,280	2,155,892	10,015,870	10,619,793	27,779,416	29,309,020	60,625,656	56,931,951

Contract owners’ equity end of period	$356,357	$1,095,280	$9,890,222	$10,015,870	$36,194,371	$27,779,416	$74,992,713	$60,625,656

CHANGES IN UNITS:
Beginning units	81,742	148,553	314,764	368,819	1,817,807	2,108,924	2,912,540	2,760,169
Units purchased	12,670	35,042	37,529	18,337	840,716	305,222	630,035	388,298
Units redeemed	(67,183)	(101,853)	(39,171)	(72,392)	(262,749)	(596,339)	(149,271)	(235,927)

Ending units	27,229	81,742	313,122	314,764	2,395,774	1,817,807	3,393,304	2,912,540

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVFI		MSEM		VKVGR2		MSVMG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$58,377	$47,808	$1,855,470	$2,119,928	$102,500	$17,834	$(25,778)	$(29,279)
Realized gain (loss) on investments	24,278	37,057	(253,777)	2,955	137,343	35,599	404,517	226,531
Change in unrealized gain (loss) on investments	(94,256)	43,893	(1,929,212)	(1,338,232)	(327,136)	444,934	(2,908,765)	(1,831,183)
Reinvested capital gains	-	-	-	297,415	-	-	1,892,001	1,857,615

Net increase (decrease) in contract owners’ equity resulting from operations	(11,601)	128,758	(327,519)	1,082,066	(87,293)	498,367	(638,025)	223,684

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	111,355	67,373	453,468	259,749	593,798	612,704	124,487	112,088
Transfers between funds	6,337	(70,224)	(4,396,260)	(134,321)	330,956	1,027,625	(2,952,517)	(93,992)
Surrenders (note 6)	(68,219)	(52,618)	(193,165)	(505,610)	(226,675)	(150,937)	(353,724)	(239,676)
Death Benefits (note 4)	(61,594)	(7,365)	(15,782)	(133,129)	(8,033)	(8,508)	(64,622)	(31,757)
Net policy repayments (loans) (note 5)	(219)	(31,014)	14,255	(36,683)	(47,412)	(29,999)	(22,686)	(31,681)
Deductions for surrender charges (note 2d)	(642)	(47)	(23)	(877)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(77,279)	(72,251)	(469,537)	(476,921)	(81,105)	(65,030)	(139,145)	(153,248)
Asset charges (note 3):
FPVUL & VEL contracts	(7,267)	(6,833)	(14,296)	(16,024)	(575)	(430)	(704)	(873)
MSP contracts	(531)	(528)	(249)	(270)	-	-	-	-
SL contracts or LSFP contracts	(651)	(663)	(986)	(1,216)	-	-	-	-
Adjustments to maintain reserves	5	12	(25)	4	(60)	(15)	(59)	(6)

Net equity transactions	(98,705)	(174,158)	(4,622,600)	(1,045,298)	560,894	1,385,410	(3,408,970)	(439,145)

Net change in contract owners’ equity	(110,306)	(45,400)	(4,950,119)	36,768	473,601	1,883,777	(4,046,995)	(215,461)
Contract owners’ equity beginning of period	1,718,027	1,763,427	38,169,060	38,132,292	4,797,159	2,913,382	13,267,348	13,482,809

Contract owners’ equity end of period	$1,607,721	$1,718,027	$33,218,941	$38,169,060	$5,270,760	$4,797,159	$9,220,353	$13,267,348

CHANGES IN UNITS:
Beginning units	107,604	119,123	955,142	985,279	421,696	290,891	758,843	785,039
Units purchased	9,074	10,972	20,725	20,572	82,705	169,420	33,092	61,867
Units redeemed	(15,323)	(22,491)	(149,084)	(50,709)	(33,270)	(38,615)	(230,184)	(88,063)

Ending units	101,355	107,604	826,783	955,142	471,131	421,696	561,751	758,843

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSVEG		MSVRE		IDPGI		IDPG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(2,889)	$(3,269)	$228,173	$214,359	$-	$-	$821	$-
Realized gain (loss) on investments	77,818	170,796	1,866,918	1,092,973	-	-	(41)	-
Change in unrealized gain (loss) on investments	(109,131)	(183,638)	(1,665,444)	3,397,062	-	-	(3,568)	-
Reinvested capital gains	175,597	86,300	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	141,395	70,189	429,647	4,704,394	-	-	(2,788)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,433	171,145	295,882	168,386	23	14	-	-
Transfers between funds	47,951	(470,012)	2,426,423	(673,397)	-	-	46,968	-
Surrenders (note 6)	(39,662)	(6,575)	(2,961,280)	(575,624)	-	-	-	-
Death Benefits (note 4)	(1,287)	(1,233)	(166,071)	-	-	-	-	-
Net policy repayments (loans) (note 5)	(6,922)	(884)	80,404	(386)	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(49,153)	(48,769)	(200,326)	(193,611)	(24)	(9)	(1,120)	-
Asset charges (note 3):
FPVUL & VEL contracts	(341)	(156)	1	-	-	-	(110)	-
MSP contracts	-	-	-	6	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(5)	(5)	87	(220)	(9)	5	2	-

Net equity transactions	(31,986)	(356,489)	(524,880)	(1,274,846)	(10)	10	45,740	-

Net change in contract owners’ equity	109,409	(286,300)	(95,233)	3,429,548	(10)	10	42,952	-
Contract owners’ equity beginning of period	1,280,698	1,566,998	20,424,278	16,994,730	10	-	-	-

Contract owners’ equity end of period	$1,390,107	$1,280,698	$20,329,045	$20,424,278	$-	$10	$42,952	$-

CHANGES IN UNITS:
Beginning units	71,574	93,010	417,956	453,779	1	-	-	-
Units purchased	5,534	13,571	62,678	16,169	2	2	4,519	-
Units redeemed	(7,823)	(35,007)	(77,669)	(51,992)	(3)	(1)	(122)	-

Ending units	69,285	71,574	402,965	417,956	-	1	4,397	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NCPG		NVBX		NVIX		NVAMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$580	$1,140	$1,636,597	$1,265,653	$481,793	$240,818	$920,371	$806,692
Realized gain (loss) on investments	(141)	(4)	(23,044)	1,537	(326,095)	(45,074)	797,905	1,346,695
Change in unrealized gain (loss) on investments	(2,468)	(1,292)	(3,064,290)	(631,757)	(335,354)	(1,137,967)	(8,168,940)	(1,640,942)
Reinvested capital gains	-	572	955,281	-	-	-	4,779,006	4,487,169

Net increase (decrease) in contract owners’ equity resulting from operations	(2,029)	416	(495,456)	635,433	(179,656)	(942,223)	(1,671,658)	4,999,614

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,768	3,976	1,114,871	619,853	722,863	571,085	1,583,758	1,673,150
Transfers between funds	3,972	39,526	37,797,410	56,805,606	9,584,491	12,109,268	(455,764)	(1,074,824)
Surrenders (note 6)	-	-	(16,111)	-	(450,369)	(35,937)	(2,241,776)	(2,540,570)
Death Benefits (note 4)	-	-	-	-	(92,138)	(3,927)	(213,106)	(222,500)
Net policy repayments (loans) (note 5)	-	-	(33)	-	(521,234)	(118,826)	36,591	(12,393)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(1,335)	(2,756)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,442)	(557)	(955,872)	(106,344)	(286,001)	(135,283)	(1,472,017)	(1,491,071)
Asset charges (note 3):
FPVUL & VEL contracts	(246)	(45)	(6,924)	(532)	(5,828)	(3,469)	(132,092)	(140,361)
MSP contracts	-	-	-	-	-	-	(6,096)	(6,351)
SL contracts or LSFP contracts	-	-	-	-	-	-	(14,876)	(15,990)
Adjustments to maintain reserves	(3)	3	19	(8)	(6)	(20)	20	6

Net equity transactions	3,049	42,903	37,933,360	57,318,575	8,951,778	12,382,891	(2,916,693)	(3,833,660)

Net change in contract owners’ equity	1,020	43,319	37,437,904	57,954,008	8,772,122	11,440,668	(4,588,351)	1,165,954
Contract owners’ equity beginning of period	43,319	-	57,954,008	-	11,440,668	-	40,923,361	39,757,407

Contract owners’ equity end of period	$44,339	$43,319	$95,391,912	$57,954,008	$20,212,790	$11,440,668	$36,335,010	$40,923,361

CHANGES IN UNITS:
Beginning units	4,296	-	5,645,631	-	1,245,179	-	1,667,165	1,832,139
Units purchased	581	4,356	3,744,487	5,656,095	1,156,774	1,303,181	78,350	86,623
Units redeemed	(267)	(60)	(95,245)	(10,464)	(176,294)	(58,002)	(199,165)	(251,597)

Ending units	4,610	4,296	9,294,873	5,645,631	2,225,659	1,245,179	1,546,350	1,667,165

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAAA2		GVABD2		GVAGG2		GVAGR2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$117,552	$75,892	$20,782	$18,967	$50,419	$47,202	$68,120	$42,607
Realized gain (loss) on investments	359,686	649,323	11,121	16,804	215,150	459,878	622,304	842,576
Change in unrealized gain (loss) on investments	(736,288)	(349,691)	(35,615)	26,171	(564,797)	(370,537)	(338,258)	(144,348)
Reinvested capital gains	364,806	12,475	638	13,492	699,828	-	250,621	-

Net increase (decrease) in contract owners’ equity resulting from operations	105,756	387,999	(3,074)	75,434	400,600	136,543	602,787	740,835

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	346,026	448,499	96,702	93,187	452,574	322,630	396,791	382,676
Transfers between funds	1,138,220	341,263	45,031	21,249	1,290,083	(22,224)	(252,626)	(234,904)
Surrenders (note 6)	(586,368)	(384,422)	(74,558)	(77,170)	(424,295)	(319,763)	(506,271)	(749,978)
Death Benefits (note 4)	(80,268)	(51,129)	(15,049)	(995)	(62,013)	(6,100)	(109,468)	(3,821)
Net policy repayments (loans) (note 5)	(18,881)	39,857	10,283	(1,071)	(42,336)	(67,103)	43,577	(268,797)
Deductions for surrender charges (note 2d)	(163)	(14,206)	-	(1,310)	(259)	(2,001)	(1,858)	(3,835)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(303,689)	(296,083)	(97,339)	(93,880)	(224,435)	(221,192)	(290,375)	(298,114)
Asset charges (note 3):
FPVUL & VEL contracts	(24,378)	(24,638)	(5,061)	(5,322)	(21,384)	(21,009)	(27,597)	(27,939)
MSP contracts	(5,856)	(5,764)	(710)	(747)	(1,386)	(1,281)	(1,999)	(1,918)
SL contracts or LSFP contracts	(8,178)	(7,524)	(1,651)	(1,613)	(3,227)	(3,144)	(5,220)	(5,630)
Adjustments to maintain reserves	(4)	(3)	2	(4)	3	(9)	(12)	5

Net equity transactions	456,461	45,850	(42,350)	(67,676)	963,325	(341,196)	(755,058)	(1,212,255)

Net change in contract owners’ equity	562,217	433,849	(45,424)	7,758	1,363,925	(204,653)	(152,271)	(471,420)
Contract owners’ equity beginning of period	8,070,122	7,636,273	1,545,265	1,537,507	6,534,147	6,738,800	9,693,899	10,165,319

Contract owners’ equity end of period	$8,632,339	$8,070,122	$1,499,841	$1,545,265	$7,898,072	$6,534,147	$9,541,628	$9,693,899

CHANGES IN UNITS:
Beginning units	490,736	487,528	117,093	122,305	375,662	394,540	582,797	660,438
Units purchased	95,916	53,189	9,353	9,372	87,990	26,992	30,465	43,223
Units redeemed	(66,844)	(49,981)	(12,532)	(14,584)	(37,461)	(45,870)	(74,262)	(120,864)

Ending units	519,808	490,736	113,914	117,093	426,191	375,662	539,000	582,797

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVAGI2		HIBF		GEM		GIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$26,525	$25,692	$1,110,809	$1,225,741	$101,484	$156,824	$85,171	$531,200
Realized gain (loss) on investments	242,222	160,206	(322,084)	378,296	(20,731)	(187,711)	335,160	1,308,154
Change in unrealized gain (loss) on investments	(441,408)	105,627	(1,573,157)	(1,117,148)	(2,228,621)	(492,917)	(1,973,168)	(2,029,710)
Reinvested capital gains	214,130	29,410	201,950	-	-	-	715,461	-

Net increase (decrease) in contract owners’ equity resulting from operations	41,469	320,935	(582,482)	486,889	(2,147,868)	(523,804)	(837,376)	(190,356)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	109,970	104,926	540,486	446,859	627,076	491,723	866,134	615,217
Transfers between funds	(106,808)	(50,423)	334,386	4,632,729	(413,298)	5,859,530	4,286,531	3,586,909
Surrenders (note 6)	(255,965)	(91,070)	(533,878)	(757,333)	(492,012)	(458,754)	(1,470,726)	(903,296)
Death Benefits (note 4)	(10,513)	(4,044)	(246,592)	(188,353)	(25,016)	(36,867)	(153,795)	(8,058)
Net policy repayments (loans) (note 5)	(25,952)	(28,491)	8,701	(36,273)	91,545	(36,821)	84,695	(35,621)
Deductions for surrender charges (note 2d)	(1,154)	(919)	(613)	(1,425)	(1,231)	(1,143)	(1,279)	(86)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(85,008)	(87,757)	(612,975)	(540,562)	(394,402)	(351,033)	(436,243)	(343,312)
Asset charges (note 3):
FPVUL & VEL contracts	(7,830)	(8,310)	(38,021)	(32,183)	(25,380)	(22,595)	(30,393)	(26,008)
MSP contracts	(1,385)	(1,441)	(2,034)	(1,759)	(5,878)	(4,556)	(1,429)	(1,184)
SL contracts or LSFP contracts	(1,640)	(1,620)	(7,017)	(5,492)	(4,045)	(3,026)	(3,910)	(3,182)
Adjustments to maintain reserves	7	(2)	(33)	8	(124)	(30)	(40)	32

Net equity transactions	(386,278)	(169,151)	(557,590)	3,516,216	(642,765)	5,436,428	3,139,545	2,881,411

Net change in contract owners’ equity	(344,809)	151,784	(1,140,072)	4,003,105	(2,790,633)	4,912,624	2,302,169	2,691,055
Contract owners’ equity beginning of period	3,335,091	3,183,307	21,289,529	17,286,424	14,127,165	9,214,541	15,746,265	13,055,210

Contract owners’ equity end of period	$2,990,282	$3,335,091	$20,149,457	$21,289,529	$11,336,532	$14,127,165	$18,048,434	$15,746,265

CHANGES IN UNITS:
Beginning units	223,749	235,408	816,154	679,469	557,428	347,886	960,722	796,673
Units purchased	9,549	9,158	104,690	561,367	38,459	384,334	310,041	636,624
Units redeemed	(34,839)	(20,817)	(128,738)	(424,682)	(63,039)	(174,792)	(134,871)	(472,575)

Ending units	198,459	223,749	792,106	816,154	532,848	557,428	1,135,892	960,722

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVIE6		NVNMO1		NVNSR1		NVCRA1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$575	$10,101	$121,719	$151,018	$2,461	$3,042	$94,921	$86,482
Realized gain (loss) on investments	12,875	6,374	421,357	564,758	7,480	206,595	262,450	235,539
Change in unrealized gain (loss) on investments	(27,123)	(18,097)	(2,058,459)	(2,305,020)	(60,802)	(159,138)	(659,139)	(343,408)
Reinvested capital gains	8,061	-	1,364,862	2,663,751	51,609	-	265,482	177,391

Net increase (decrease) in contract owners’ equity resulting from operations	(5,612)	(1,622)	(150,521)	1,074,507	748	50,499	(36,286)	156,004

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	-	573,152	606,648	14,989	18,425	899,864	1,013,156
Transfers between funds	(30,070)	(9,207)	(353,784)	(597,451)	(38,898)	(449,784)	(567,694)	245,583
Surrenders (note 6)	(369)	(4,392)	(1,137,217)	(697,078)	(28,912)	(65,057)	(152,826)	(298,974)
Death Benefits (note 4)	-	-	(261,990)	(132,461)	(305)	-	(10,401)	(9,501)
Net policy repayments (loans) (note 5)	(8,875)	(73)	225,402	34,911	(3,598)	(135,492)	(489,258)	(288,511)
Deductions for surrender charges (note 2d)	-	(32)	(167)	(132)	(33)	-	(61)	(464)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(5,605)	(6,157)	(644,929)	(654,791)	(14,193)	(23,035)	(197,084)	(185,761)
Asset charges (note 3):
FPVUL & VEL contracts	(395)	(489)	(51,966)	(57,158)	(958)	(1,343)	(10,040)	(10,774)
MSP contracts	-	-	(1,777)	(1,882)	(28)	(27)	(246)	(241)
SL contracts or LSFP contracts	(747)	(849)	(3,717)	(4,559)	(181)	(645)	(89)	(30)
Adjustments to maintain reserves	-	(4)	3	(9)	(2)	(5)	8	6

Net equity transactions	(46,061)	(21,203)	(1,656,990)	(1,503,962)	(72,119)	(656,963)	(527,827)	464,489

Net change in contract owners’ equity	(51,673)	(22,825)	(1,807,511)	(429,455)	(71,371)	(606,464)	(564,113)	620,493
Contract owners’ equity beginning of period	247,606	270,431	16,793,852	17,223,307	348,823	955,287	4,162,181	3,541,688

Contract owners’ equity end of period	$195,933	$247,606	$14,986,341	$16,793,852	$277,452	$348,823	$3,598,068	$4,162,181

CHANGES IN UNITS:
Beginning units	25,389	27,530	1,156,523	1,264,376	20,963	63,496	294,102	261,976
Units purchased	-	25,931	47,165	51,916	1,458	3,686	70,425	96,606
Units redeemed	(4,630)	(28,072)	(160,378)	(159,769)	(5,693)	(46,219)	(107,183)	(64,480)

Ending units	20,759	25,389	1,043,310	1,156,523	16,728	20,963	257,344	294,102

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCRB1		NVCCA1		NVCCN1		NVCMD1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$4,578,317	$3,919,302	$176,683	$172,299	$88,221	$120,707	$212,526	$181,666
Realized gain (loss) on investments	460,379	604,671	418,112	452,247	(28,414)	95,343	244,372	80,944
Change in unrealized gain (loss) on investments	(13,401,114)	(1,470,444)	(994,295)	(517,837)	(178,676)	(191,744)	(945,306)	(117,258)
Reinvested capital gains	6,327,978	4,167,905	374,005	208,736	116,071	152,576	418,690	170,866

Net increase (decrease) in contract owners’ equity resulting from operations	(2,034,440)	7,221,434	(25,495)	315,445	(2,798)	176,882	(69,718)	316,218

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,083,952	1,592,373	1,135,786	1,478,971	824,546	1,077,950	526,365	1,074,902
Transfers between funds	1,602,695	1,033,112	(1,082,452)	(846,910)	(1,131,364)	136,657	(19,785)	180,840
Surrenders (note 6)	(36,728)	(4,163)	(155,433)	(31,658)	(326,280)	(153,112)	(444,109)	(150,493)
Death Benefits (note 4)	(42,177)	(707,942)	(154,515)	(8,083)	(32,074)	(4,041)	(214,516)	(20,221)
Net policy repayments (loans) (note 5)	(807,557)	(372,307)	(709,251)	(316,109)	(462,179)	(42,255)	(405)	111,603
Deductions for surrender charges (note 2d)	(12)	-	(13)	-	-	(6,033)	(622)	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,846,915)	(1,635,982)	(282,398)	(283,012)	(225,824)	(216,899)	(317,909)	(320,137)
Asset charges (note 3):
FPVUL & VEL contracts	(17,852)	(14,733)	(16,233)	(19,698)	(10,925)	(12,745)	(16,496)	(16,876)
MSP contracts	(331)	(327)	(458)	(447)	(327)	(545)	(2,678)	(1,662)
SL contracts or LSFP contracts	(854)	(864)	(1,112)	(1,497)	(203)	(245)	(5,569)	(5,531)
Adjustments to maintain reserves	(13)	(16)	15	1	8	(6)	(9)	(14)

Net equity transactions	(65,792)	(110,849)	(1,266,064)	(28,442)	(1,364,622)	778,726	(495,733)	852,411

Net change in contract owners’ equity	(2,100,232)	7,110,585	(1,291,559)	287,003	(1,367,420)	955,608	(565,451)	1,168,629
Contract owners’ equity beginning of period	172,735,321	165,624,736	7,154,710	6,867,707	5,500,415	4,544,807	7,424,847	6,256,218

Contract owners’ equity end of period	$170,635,089	$172,735,321	$5,863,151	$7,154,710	$4,132,995	$5,500,415	$6,859,396	$7,424,847

CHANGES IN UNITS:
Beginning units	10,224,638	10,209,139	502,308	505,936	418,416	357,466	527,052	465,232
Units purchased	205,282	206,435	88,126	118,352	73,080	126,520	55,092	147,028
Units redeemed	(196,972)	(190,936)	(176,786)	(121,980)	(175,710)	(65,570)	(92,036)	(85,208)

Ending units	10,232,948	10,224,638	413,648	502,308	315,786	418,416	490,108	527,052

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVCMA1		NVCMC1		NVCBD1		NVLCP1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$227,043	$176,852	$125,903	$90,189	$31,119	$27,682	$45,283	$57,910
Realized gain (loss) on investments	157,741	281,263	52,192	110,618	(20,738)	(10,997)	11,348	(5,830)
Change in unrealized gain (loss) on investments	(1,211,324)	(745,384)	(445,501)	(154,284)	(34,232)	23,730	(85,502)	56,522
Reinvested capital gains	704,360	572,239	187,946	95,015	6,921	-	21,321	-

Net increase (decrease) in contract owners’ equity resulting from operations	(122,180)	284,970	(79,460)	141,538	(16,930)	40,415	(7,550)	108,602

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	411,082	504,027	452,583	816,784	16,183	40,421	93,526	42,491
Transfers between funds	(3,579)	(446,534)	1,413,325	47,178	135,342	123,799	172,711	1,532,872
Surrenders (note 6)	(423,643)	(288,093)	(67,197)	(4,494)	(60,202)	(34,166)	(224,008)	(73,847)
Death Benefits (note 4)	-	(65,732)	(89,692)	(8,465)	(935)	(3,670)	(250)	(3,468)
Net policy repayments (loans) (note 5)	(203,684)	63,452	(344,348)	(116,613)	(55,182)	(11,792)	5,816	(33,930)
Deductions for surrender charges (note 2d)	(631)	(496)	-	(33)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(196,076)	(191,484)	(192,694)	(163,018)	(27,905)	(20,621)	(81,522)	(74,872)
Asset charges (note 3):
FPVUL & VEL contracts	(19,012)	(19,154)	(8,780)	(7,201)	(2,127)	(1,966)	(2,354)	(2,677)
MSP contracts	(4,185)	(4,120)	(1,668)	(2,062)	(67)	(71)	(26)	(26)
SL contracts or LSFP contracts	(5,802)	(5,345)	(164)	(166)	(1,626)	(1,230)	(2,784)	(2,444)
Adjustments to maintain reserves	9	(16)	(7)	4	(1)	1	3	(1)

Net equity transactions	(445,521)	(453,495)	1,161,358	561,914	3,480	90,705	(38,888)	1,384,098

Net change in contract owners’ equity	(567,701)	(168,525)	1,081,898	703,452	(13,450)	131,120	(46,438)	1,492,700
Contract owners’ equity beginning of period	7,122,373	7,290,898	3,837,479	3,134,027	990,731	859,611	2,457,106	964,406

Contract owners’ equity end of period	$6,554,672	$7,122,373	$4,919,377	$3,837,479	$977,281	$990,731	$2,410,668	$2,457,106

CHANGES IN UNITS:
Beginning units	500,786	539,732	274,907	234,164	72,271	65,876	165,785	68,382
Units purchased	63,245	58,639	140,086	79,259	11,010	23,340	20,514	111,065
Units redeemed	(98,564)	(97,585)	(58,217)	(38,516)	(11,474)	(16,945)	(23,129)	(13,662)

Ending units	465,467	500,786	356,776	274,907	71,807	72,271	163,170	165,785

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRF		GBF		CAF		GVIX2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,456,800	$1,200,164	$916,467	$1,208,221	$57,511	$56,798	$69,549	$183,238
Realized gain (loss) on investments	1,961,336	1,218,553	(1,147,822)	(2,603,576)	970,194	894,053	(14,940)	1,549,338
Change in unrealized gain (loss) on investments	(2,665,260)	10,195,924	198,899	4,554,110	(2,302,463)	848,874	(84,619)	(1,707,618)
Reinvested capital gains	-	-	-	-	2,060,769	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	752,876	12,614,641	(32,456)	3,158,755	786,011	1,799,725	(30,010)	24,958

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,543,833	2,532,158	1,991,739	1,573,862	1,009,699	1,022,879	107,941	310,543
Transfers between funds	11,702,763	7,382,732	(4,379,357)	(22,909,144)	107,219	(195,869)	(80,351)	(6,830,214)
Surrenders (note 6)	(1,805,220)	(2,086,513)	(3,050,632)	(2,013,123)	(1,178,466)	(1,134,214)	(59,669)	(116,291)
Death Benefits (note 4)	(341,999)	(550,209)	(318,555)	(1,007,774)	(195,232)	(94,292)	(14)	(6,600)
Net policy repayments (loans) (note 5)	(199,155)	134,290	326,008	(5,406)	128,526	32,856	189	(12,977)
Deductions for surrender charges (note 2d)	(2,099)	(2,466)	(2,798)	(695)	(9)	(203)	-	(1,301)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,003,297)	(2,804,038)	(3,045,781)	(3,071,890)	(941,753)	(931,332)	(43,659)	(111,663)
Asset charges (note 3):
FPVUL & VEL contracts	(160,819)	(165,262)	(76,862)	(82,232)	(65,942)	(68,109)	(2,455)	(4,064)
MSP contracts	(9,162)	(9,217)	(6,866)	(7,511)	(1,854)	(1,841)	(93)	(45)
SL contracts or LSFP contracts	(7,793)	(7,731)	(15,067)	(15,585)	(3,198)	(3,201)	(2,546)	(1,664)
Adjustments to maintain reserves	101	1,961	(71)	(15)	(21)	(10)	(3)	8

Net equity transactions	8,717,153	4,425,705	(8,578,242)	(27,539,513)	(1,141,031)	(1,373,336)	(80,660)	(6,774,268)

Net change in contract owners’ equity	9,470,029	17,040,346	(8,610,698)	(24,380,758)	(355,020)	426,389	(110,670)	(6,749,310)
Contract owners’ equity beginning of period	113,397,553	96,357,207	63,730,810	88,111,568	17,014,563	16,588,174	3,430,319	10,179,629

Contract owners’ equity end of period	$122,867,582	$113,397,553	$55,120,112	$63,730,810	$16,659,543	$17,014,563	$3,319,649	$3,430,319

CHANGES IN UNITS:
Beginning units	5,535,091	5,235,424	3,237,960	4,678,416	1,099,344	1,193,249	368,560	1,031,670
Units purchased	748,764	584,530	165,009	126,964	85,331	78,969	26,256	310,114
Units redeemed	(282,818)	(284,863)	(606,191)	(1,567,420)	(155,633)	(172,874)	(33,694)	(973,224)

Ending units	6,001,037	5,535,091	2,796,778	3,237,960	1,029,042	1,099,344	361,122	368,560

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDA		NVDBL2		NVDCA2		GVIDC
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$315,033	$397,889	$26,096	$33,429	$11,651	$11,039	$172,036	$197,349
Realized gain (loss) on investments	1,672,651	3,350,387	99,252	47,171	14,466	18,725	45,800	104,948
Change in unrealized gain (loss) on investments	(2,196,869)	(2,469,109)	(178,091)	(4,838)	(58,470)	(12,386)	(519,493)	(234,771)
Reinvested capital gains	-	-	40,642	7,644	26,565	9,215	330,282	335,347

Net increase (decrease) in contract owners’ equity resulting from operations	(209,185)	1,279,167	(12,101)	83,406	(5,788)	26,593	28,625	402,873

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,182,035	1,396,138	37,179	33,336	42,295	49,431	389,859	517,171
Transfers between funds	(1,448,865)	(1,893,581)	187,614	213,193	89,755	330,380	29,001	369,056
Surrenders (note 6)	(1,185,905)	(2,782,342)	(618,219)	(15,101)	(38,186)	(28,815)	(701,864)	(935,570)
Death Benefits (note 4)	(3,560)	(208,320)	-	-	-	-	(114,764)	(48,044)
Net policy repayments (loans) (note 5)	(39,343)	(36,351)	20,983	(26,231)	4,194	12,041	51,174	276,313
Deductions for surrender charges (note 2d)	(4,390)	(19,565)	(52)	(324)	-	(340)	(5,625)	(476)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(795,573)	(845,459)	(62,846)	(59,180)	(30,835)	(22,212)	(360,042)	(411,191)
Asset charges (note 3):
FPVUL & VEL contracts	(70,388)	(74,240)	(4,584)	(4,413)	(2,987)	(2,332)	(19,674)	(22,626)
MSP contracts	(5,063)	(5,214)	-	-	(15)	(15)	(6,622)	(6,694)
SL contracts or LSFP contracts	(5,661)	(6,989)	(865)	(1,246)	(24)	(25)	(1,823)	(2,924)
Adjustments to maintain reserves	(28)	109	(2)	(2)	(6)	(10)	6	(1)

Net equity transactions	(2,376,741)	(4,475,814)	(440,792)	140,032	64,191	338,103	(740,374)	(264,986)

Net change in contract owners’ equity	(2,585,926)	(3,196,647)	(452,893)	223,438	58,403	364,696	(711,749)	137,887
Contract owners’ equity beginning of period	24,498,323	27,694,970	1,967,463	1,744,025	665,918	301,222	10,974,987	10,837,100

Contract owners’ equity end of period	$21,912,397	$24,498,323	$1,514,570	$1,967,463	$724,321	$665,918	$10,263,238	$10,974,987

CHANGES IN UNITS:
Beginning units	1,073,873	1,274,214	117,578	109,004	34,838	16,580	658,975	675,196
Units purchased	85,082	74,814	14,275	17,920	7,345	21,049	125,765	96,419
Units redeemed	(189,204)	(275,155)	(41,183)	(9,346)	(4,087)	(2,791)	(168,137)	(112,640)

Ending units	969,751	1,073,873	90,670	117,578	38,096	34,838	616,603	658,975

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIDM		GVDMA		GVDMC		MCIF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,053,712	$1,171,957	$1,233,878	$1,425,032	$264,360	$294,639	$888,237	$740,511
Realized gain (loss) on investments	4,105,563	2,901,232	837,951	42,660	605,046	593,906	4,293,344	5,556,452
Change in unrealized gain (loss) on investments	(7,970,940)	(489,962)	(4,178,965)	2,507,673	(1,663,219)	(445,026)	(13,288,336)	(3,502,944)
Reinvested capital gains	2,652,853	-	1,569,710	-	805,499	304,000	5,707,304	4,079,802

Net increase (decrease) in contract owners’ equity resulting from operations	(158,812)	3,583,227	(537,426)	3,975,365	11,686	747,519	(2,399,451)	6,873,821

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,430,844	2,950,087	6,024,829	5,784,771	717,662	586,718	3,666,024	3,213,699
Transfers between funds	522,311	(642,279)	(1,692,464)	7,208,869	(422,366)	(63,703)	11,500,240	451,768
Surrenders (note 6)	(5,435,234)	(5,447,775)	(4,350,324)	(6,467,500)	(609,927)	(562,428)	(4,240,818)	(3,010,900)
Death Benefits (note 4)	(502,638)	(329,686)	(336,241)	(194,538)	(174,084)	(24,388)	(355,217)	(791,800)
Net policy repayments (loans) (note 5)	135,400	312,590	237,276	(232,648)	(10,694)	(93,198)	(374,216)	(256,553)
Deductions for surrender charges (note 2d)	(5,828)	(13,252)	(12,072)	(62,274)	(5)	(4,276)	(746)	(2,190)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(2,797,303)	(2,848,441)	(2,923,391)	(2,865,014)	(599,664)	(607,131)	(1,818,123)	(1,648,662)
Asset charges (note 3):
FPVUL & VEL contracts	(180,153)	(191,799)	(245,877)	(257,486)	(37,143)	(38,432)	(108,817)	(107,450)
MSP contracts	(35,215)	(36,071)	(19,501)	(20,811)	(18,148)	(18,679)	(1,654)	(1,767)
SL contracts or LSFP contracts	(26,048)	(26,739)	(37,790)	(37,523)	(5,812)	(5,970)	(10,384)	(11,043)
Adjustments to maintain reserves	(12)	32	(5)	54	12	28	(7)	(93)

Net equity transactions	(5,893,876)	(6,273,333)	(3,355,560)	2,855,900	(1,160,169)	(831,459)	8,256,282	(2,164,991)

Net change in contract owners’ equity	(6,052,688)	(2,690,106)	(3,892,986)	6,831,265	(1,148,483)	(83,940)	5,856,831	4,708,830
Contract owners’ equity beginning of period	70,012,770	72,702,876	86,486,411	79,655,146	16,724,811	16,808,751	80,705,813	75,996,983

Contract owners’ equity end of period	$63,960,082	$70,012,770	$82,593,425	$86,486,411	$15,576,328	$16,724,811	$86,562,644	$80,705,813

CHANGES IN UNITS:
Beginning units	3,422,115	3,736,779	3,927,295	3,786,951	883,442	929,870	2,088,515	2,137,602
Units purchased	270,463	207,936	322,852	641,167	44,055	71,066	403,167	158,183
Units redeemed	(554,425)	(522,600)	(466,988)	(500,823)	(104,530)	(117,494)	(184,658)	(207,270)

Ending units	3,138,153	3,422,115	3,783,159	3,927,295	822,967	883,442	2,307,024	2,088,515

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SAM		SAM5		NVMIG1		GVDIVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(951)	$(15,321)	$(333,343)	$(436,405)	$116,752	$179,215	$63,174	$117,613
Realized gain (loss) on investments	-	-	-	-	(112,543)	(4,042)	(96,999)	(162,801)
Change in unrealized gain (loss) on investments	-	-	-	-	(1,031,137)	(1,379,414)	(245,562)	(471,896)
Reinvested capital gains	-	-	-	-	962,551	880,947	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(951)	(15,321)	(333,343)	(436,405)	(64,377)	(323,294)	(279,387)	(517,084)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	5,346,776	5,949,828	67,241,278	68,155,813	746,673	512,250	233,764	172,581
Transfers between funds	909,202	5,710,270	(32,166,590)	(38,953,656)	401,483	17,055,281	(157,266)	5,400,589
Surrenders (note 6)	(11,176,309)	(15,546,623)	(26,353,554)	(77,232,110)	(896,212)	(495,883)	(306,186)	(185,689)
Death Benefits (note 4)	(501,489)	(2,650,498)	(411,633)	(338,905)	(84,422)	(83,088)	(22,219)	(18,868)
Net policy repayments (loans) (note 5)	1,334,668	3,214,577	(1,835,385)	1,601,197	91,200	(35,665)	54,609	(30,477)
Deductions for surrender charges (note 2d)	(9,915)	(104,085)	-	-	(62)	(175)	(1,563)	(787)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,462,252)	(4,767,631)	(3,351,867)	(5,594,705)	(731,684)	(508,205)	(188,960)	(141,134)
Asset charges (note 3):
FPVUL & VEL contracts	(211,979)	(235,963)	(44,848)	(44,661)	(53,191)	(39,503)	(17,670)	(13,815)
MSP contracts	(10,074)	(13,195)	-	-	(2,519)	(1,768)	(255)	(214)
SL contracts or LSFP contracts	(35,886)	(40,520)	-	-	(5,183)	(3,564)	(2,631)	(1,904)
Adjustments to maintain reserves	8	(211)	(1,103)	(707)	(6)	(3)	10	(6)

Net equity transactions	(8,817,250)	(8,484,051)	3,076,298	(52,407,734)	(533,923)	16,399,677	(408,367)	5,180,276

Net change in contract owners’ equity	(8,818,201)	(8,499,372)	2,742,955	(52,844,139)	(598,300)	16,076,383	(687,754)	4,663,192
Contract owners’ equity beginning of period	56,025,296	64,524,668	166,552,415	219,396,554	16,076,383	-	5,344,914	681,722

Contract owners’ equity end of period	$47,207,095	$56,025,296	$169,295,370	$166,552,415	$15,478,083	$16,076,383	$4,657,160	$5,344,914

CHANGES IN UNITS:
Beginning units	4,000,593	4,607,576	14,550,861	19,129,974	1,641,194	-	281,697	32,529
Units purchased	864,203	907,444	6,401,667	6,246,930	132,384	1,764,626	18,355	300,392
Units redeemed	(1,557,932)	(1,514,427)	(6,143,996)	(10,826,043)	(185,668)	(123,432)	(41,361)	(51,224)

Ending units	3,306,864	4,000,593	14,808,532	14,550,861	1,587,910	1,641,194	258,691	281,697

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMLG1		NVMLV1		NVMMG1		NVMMV1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$54,076	$56,064	$195,620	$96,746	$(2,668)	$(198)	$13,094	$11,715
Realized gain (loss) on investments	526,118	521,601	380,083	317,657	1,304,061	1,924,525	(67,180)	7,215
Change in unrealized gain (loss) on investments	(1,170,396)	(263,944)	(1,926,947)	(402,869)	(6,571,225)	(4,727,274)	(92,666)	(45,369)
Reinvested capital gains	981,251	845,125	766,122	753,267	5,086,876	4,135,968	113,872	77,864

Net increase (decrease) in contract owners’ equity resulting from operations	391,049	1,158,846	(585,122)	764,801	(182,956)	1,333,021	(32,880)	51,425

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	534,999	497,980	350,616	316,738	1,435,563	1,446,168	2,906	2,942
Transfers between funds	234,727	(267,357)	9,700,006	304,216	11,788,545	(1,032,898)	320,163	773,273
Surrenders (note 6)	(748,598)	(747,401)	(537,531)	(646,329)	(1,867,173)	(1,791,851)	(83,737)	-
Death Benefits (note 4)	(199,197)	(22,235)	(18,410)	(13,671)	(235,813)	(167,409)	(12,996)	(34,387)
Net policy repayments (loans) (note 5)	(45,548)	(60,431)	3,882	(47,617)	(82,605)	(125,814)	(14,886)	(108)
Deductions for surrender charges (note 2d)	(1,373)	(1,417)	(346)	(1,839)	(2,546)	(1,459)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(456,637)	(450,355)	(276,744)	(282,139)	(1,498,472)	(1,444,222)	(30,690)	(13,020)
Asset charges (note 3):
FPVUL & VEL contracts	(40,503)	(40,468)	(24,081)	(25,943)	(126,042)	(127,368)	(762)	(225)
MSP contracts	(1,391)	(1,441)	(521)	(502)	(3,367)	(3,457)	-	-
SL contracts or LSFP contracts	(4,787)	(4,746)	(2,267)	(2,901)	(10,667)	(10,096)	-	-
Adjustments to maintain reserves	-	52	(42)	3	(21)	15	32	(13)

Net equity transactions	(728,308)	(1,097,819)	9,194,562	(399,984)	9,397,402	(3,258,391)	180,030	728,462

Net change in contract owners’ equity	(337,259)	61,027	8,609,440	364,817	9,214,446	(1,925,370)	147,150	779,887
Contract owners’ equity beginning of period	11,927,494	11,866,467	7,832,611	7,467,794	34,718,009	36,643,379	915,950	136,063

Contract owners’ equity end of period	$11,590,235	$11,927,494	$16,442,051	$7,832,611	$43,932,455	$34,718,009	$1,063,100	$915,950

CHANGES IN UNITS:
Beginning units	744,288	817,723	509,471	537,399	2,156,480	2,367,293	48,124	8,378
Units purchased	52,437	41,540	618,150	34,669	831,787	150,159	16,738	42,831
Units redeemed	(97,349)	(114,975)	(100,460)	(62,597)	(249,318)	(360,972)	(7,423)	(3,085)

Ending units	699,376	744,288	1,027,161	509,471	2,738,949	2,156,480	57,439	48,124

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVMMV2		SCGF		SCVF		SCF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$159,266	$196,599	$(6,404)	$(5,532)	$269,779	$191,100	$127,982	$31,940
Realized gain (loss) on investments	907,384	663,126	1,371,082	993,741	1,255,158	3,193,137	3,315,212	7,970,575
Change in unrealized gain (loss) on investments	(2,935,360)	(1,866,716)	(3,157,385)	(2,657,653)	(7,772,252)	(4,239,147)	(8,582,517)	(15,184,198)
Reinvested capital gains	1,496,109	3,178,359	1,895,359	2,037,109	3,832,274	3,638,018	4,454,708	7,427,497

Net increase (decrease) in contract owners’ equity resulting from operations	(372,601)	2,171,368	102,652	367,665	(2,415,041)	2,783,108	(684,615)	245,814

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	439,334	418,028	591,873	652,216	1,282,070	1,302,443	1,112,983	1,271,649
Transfers between funds	(802,281)	1,154,118	3,323,383	128,356	3,289,114	(3,498,324)	(1,844,806)	(6,341,525)
Surrenders (note 6)	(1,116,013)	(887,744)	(1,133,748)	(820,168)	(1,515,365)	(1,960,745)	(1,597,252)	(2,207,878)
Death Benefits (note 4)	(192,820)	(131,819)	(185,956)	(125,887)	(232,030)	(315,085)	(329,640)	(390,954)
Net policy repayments (loans) (note 5)	24,364	(38,342)	(92,310)	35,647	(89,130)	(64,798)	84,911	(13,869)
Deductions for surrender charges (note 2d)	-	(273)	(1,180)	(2,740)	(1,857)	(1,034)	(946)	(3,796)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(510,732)	(472,575)	(508,652)	(483,393)	(1,277,926)	(1,293,913)	(1,352,568)	(1,439,927)
Asset charges (note 3):
FPVUL & VEL contracts	(45,864)	(45,370)	(40,457)	(40,270)	(105,687)	(114,109)	(102,346)	(110,406)
MSP contracts	(1,473)	(1,678)	(1,273)	(1,267)	(3,576)	(3,728)	(3,183)	(3,210)
SL contracts or LSFP contracts	(7,586)	(6,871)	(2,780)	(2,735)	(6,798)	(7,067)	(10,084)	(10,294)
Adjustments to maintain reserves	8	1	5	22	52	(4)	(73)	115

Net equity transactions	(2,213,063)	(12,525)	1,948,905	(660,219)	1,338,867	(5,956,364)	(4,043,004)	(9,250,095)

Net change in contract owners’ equity	(2,585,664)	2,158,843	2,051,557	(292,554)	(1,076,174)	(3,173,256)	(4,727,619)	(9,004,281)
Contract owners’ equity beginning of period	15,199,545	13,040,702	14,983,770	15,276,324	39,613,189	42,786,445	45,885,752	54,890,033

Contract owners’ equity end of period	$12,613,881	$15,199,545	$17,035,327	$14,983,770	$38,537,015	$39,613,189	$41,158,133	$45,885,752

CHANGES IN UNITS:
Beginning units	798,637	801,822	552,233	578,414	839,625	982,222	1,262,236	1,549,110
Units purchased	34,424	85,380	154,914	52,355	111,471	44,053	36,468	65,346
Units redeemed	(150,592)	(88,565)	(82,173)	(78,536)	(88,965)	(186,650)	(142,571)	(352,220)

Ending units	682,469	798,637	624,974	552,233	862,131	839,625	1,156,133	1,262,236

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MSBF		NVSTB1		NVSTB2		NVOLG1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$234,463	$356,005	$253,975	$236,351	$26,477	$18,322	$817,039	$946,776
Realized gain (loss) on investments	82,367	174,953	(109,093)	(10,197)	(1,620)	4,357	3,923,741	5,151,205
Change in unrealized gain (loss) on investments	(656,344)	(108,645)	(115,239)	11,379	(32,287)	(13,312)	(17,835,435)	(8,774,176)
Reinvested capital gains	-	-	-	-	-	-	19,631,603	13,853,078

Net increase (decrease) in contract owners’ equity resulting from operations	(339,514)	422,313	29,643	237,533	(7,430)	9,367	6,536,948	11,176,883

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	377,819	381,144	363,005	9,607	48,766	54,777	4,927,225	5,366,643
Transfers between funds	143,984	147,227	(5,571,752)	(10,141,976)	(252,035)	72,207	(2,285,047)	(4,325,472)
Surrenders (note 6)	(393,961)	(434,239)	(4,748,995)	-	(29,513)	(51,774)	(7,669,159)	(7,630,879)
Death Benefits (note 4)	(280,450)	(95,955)	(147,154)	-	(40,756)	(12,195)	(1,042,310)	(592,178)
Net policy repayments (loans) (note 5)	93,039	(147,955)	(11,988)	(4,008)	(3,331)	842	120,067	(496,035)
Deductions for surrender charges (note 2d)	(20)	(119)	-	-	(137)	-	(8,204)	(10,216)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(389,091)	(381,732)	(275,410)	(411,680)	(44,887)	(46,112)	(5,310,497)	(5,323,002)
Asset charges (note 3):
FPVUL & VEL contracts	(25,494)	(27,007)	(88)	(81)	(3,558)	(3,180)	(469,624)	(487,125)
MSP contracts	(1,580)	(1,628)	-	-	(414)	(439)	(17,774)	(17,454)
SL contracts or LSFP contracts	(4,330)	(4,784)	-	-	(1,082)	(2,426)	(46,723)	(48,710)
Adjustments to maintain reserves	(11)	(15)	(9)	(83)	(5)	3	(8)	(17)

Net equity transactions	(480,095)	(565,063)	(10,392,391)	(10,548,221)	(326,952)	11,703	(11,802,054)	(13,564,445)

Net change in contract owners’ equity	(819,609)	(142,750)	(10,362,748)	(10,310,688)	(334,382)	21,070	(5,265,106)	(2,387,562)
Contract owners’ equity beginning of period	11,552,062	11,694,812	25,333,573	35,644,261	1,894,382	1,873,312	132,440,260	134,827,822

Contract owners’ equity end of period	$10,732,453	$11,552,062	$14,970,825	$25,333,573	$1,560,000	$1,894,382	$127,175,154	$132,440,260

CHANGES IN UNITS:
Beginning units	514,344	538,896	2,190,544	3,094,731	164,622	163,595	5,400,878	5,982,076
Units purchased	59,099	41,125	387,001	64,953	44,984	13,411	240,832	277,803
Units redeemed	(78,828)	(65,677)	(1,275,135)	(969,140)	(73,578)	(12,384)	(706,866)	(859,001)

Ending units	494,615	514,344	1,302,410	2,190,544	136,028	164,622	4,934,844	5,400,878

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVTIV3		EIF		NVRE1		NVLCAP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$13,507	$18,268	$177,517	$211,750	$937,207	$1,032,560	$779	$454
Realized gain (loss) on investments	18,772	16,612	518,363	339,078	60,266	1,270,084	(55)	403
Change in unrealized gain (loss) on investments	(100,572)	(101,576)	(1,429,961)	511,336	(8,475,822)	(2,123,562)	(3,018)	(787)
Reinvested capital gains	28,883	21,106	-	-	5,329,680	8,602,715	1,517	802

Net increase (decrease) in contract owners’ equity resulting from operations	(39,410)	(45,590)	(734,081)	1,062,164	(2,148,669)	8,781,797	(777)	872

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,949	37,593	394,668	424,929	1,524,023	1,466,771	1,291	2,318
Transfers between funds	262,187	42,414	(191,463)	386,305	(2,224,423)	1,173,264	4,217	22,726
Surrenders (note 6)	(13,867)	(38,298)	(767,302)	(656,667)	(2,689,873)	(1,295,797)	-	-
Death Benefits (note 4)	-	-	(37,086)	(156,916)	(179,833)	(444,935)	-	-
Net policy repayments (loans) (note 5)	(5,009)	(44,018)	14,165	11,170	(47,705)	76,223	4	5
Deductions for surrender charges (note 2d)	(105)	(110)	(1,733)	(910)	(1,634)	(4,516)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(21,616)	(19,255)	(412,577)	(423,955)	(1,204,297)	(1,141,143)	(2,132)	(1,618)
Asset charges (note 3):
FPVUL & VEL contracts	(1,515)	(1,548)	(36,164)	(38,677)	(93,772)	(94,748)	(119)	(92)
MSP contracts	-	-	(1,088)	(1,097)	(3,447)	(3,519)	-	-
SL contracts or LSFP contracts	(327)	(260)	(4,485)	(4,770)	(10,493)	(10,320)	-	-
Adjustments to maintain reserves	(17)	1,052	(18)	13	(8)	35	(2)	(4)

Net equity transactions	288,680	(22,430)	(1,043,083)	(460,575)	(4,931,462)	(278,685)	3,259	23,335

Net change in contract owners’ equity	249,270	(68,020)	(1,777,164)	601,589	(7,080,131)	8,503,112	2,482	24,207
Contract owners’ equity beginning of period	452,505	520,525	12,375,894	11,774,305	39,249,857	30,746,745	25,809	1,602

Contract owners’ equity end of period	$701,775	$452,505	$10,598,730	$12,375,894	$32,169,726	$39,249,857	$28,291	$25,809

CHANGES IN UNITS:
Beginning units	28,263	29,863	536,954	554,935	2,232,004	2,274,473	2,183	140
Units purchased	20,244	33,033	24,297	50,789	114,490	191,447	630	2,205
Units redeemed	(2,895)	(34,633)	(69,470)	(68,770)	(412,389)	(233,916)	(346)	(162)

Ending units	45,612	28,263	491,781	536,954	1,934,105	2,232,004	2,467	2,183

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NVLMP		NVSIX2		GVEX1		NOTB3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$115	$25	$3,277	$2,062	$62,071	$28,126	$421	$-
Realized gain (loss) on investments	(18)	1	(3,141)	1,528	63,366	51,359	(81)	-
Change in unrealized gain (loss) on investments	(204)	(23)	(33,556)	(6,587)	(141,305)	37,399	(3,704)	-
Reinvested capital gains	36	20	20,782	8,393	39,810	-	840	-

Net increase (decrease) in contract owners’ equity resulting from operations	(71)	23	(12,638)	5,396	23,942	116,884	(2,524)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,100	1,013	21,868	29,517	156,550	84,846	3,091	-
Transfers between funds	3,001	1,188	48,551	180,446	1,564,185	1,003,305	35,616	-
Surrenders (note 6)	-	-	(492)	(31,452)	(32,057)	(76,611)	-	-
Death Benefits (note 4)	-	-	-	-	-	-	-	-
Net policy repayments (loans) (note 5)	-	-	(1,999)	1,660	(20,501)	13,847	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(221)	(26)	(7,005)	(6,511)	(60,595)	(18,479)	(1,580)	-
Asset charges (note 3):
FPVUL & VEL contracts	(10)	(7)	(920)	(758)	(7,789)	(2,863)	(136)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	3	2	(2)	5	(1)	2	-

Net equity transactions	3,861	2,171	60,005	172,900	1,599,798	1,004,044	36,993	-

Net change in contract owners’ equity	3,790	2,194	47,367	178,296	1,623,740	1,120,928	34,469	-
Contract owners’ equity beginning of period	2,194	-	243,002	64,706	1,629,554	508,626	-	-

Contract owners’ equity end of period	$5,984	$2,194	$290,369	$243,002	$3,253,294	$1,629,554	$34,469	$-

CHANGES IN UNITS:
Beginning units	191	-	18,330	5,103	121,451	42,973	-	-
Units purchased	469	194	6,530	16,342	129,126	83,596	3,559	-
Units redeemed	(130)	(3)	(1,833)	(3,115)	(10,896)	(5,118)	(164)	-

Ending units	530	191	23,027	18,330	239,681	121,451	3,395	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	NOTMG3		ALVGIA		ALVIVA		ALVSVA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1	$1	$302,224	$268,499	$200,918	$313,311	$137,656	$117,282
Realized gain (loss) on investments	(6)	195	2,802,381	1,506,475	186,636	(68,109)	596,243	914,367
Change in unrealized gain (loss) on investments	(280)	(160)	(2,681,596)	63,603	(204,444)	(845,738)	(4,989,028)	(1,483,561)
Reinvested capital gains	2	1	-	-	-	-	3,136,679	2,184,267

Net increase (decrease) in contract owners’ equity resulting from operations	(283)	37	423,009	1,838,577	183,110	(600,536)	(1,118,450)	1,732,355

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	96	799	656,682	595,793	51,523	151,521	1,461,610	1,691,002
Transfers between funds	11,917	(932)	(1,044,477)	7,116,899	(208,364)	(2,377,659)	(872,423)	2,569,262
Surrenders (note 6)	-	-	(254,914)	(587,857)	(31,396)	(162,492)	(833,498)	(246,756)
Death Benefits (note 4)	(80)	(2,619)	(86,944)	(45,942)	(11,255)	(23,474)	(91,225)	(22,916)
Net policy repayments (loans) (note 5)	-	-	(35,928)	(91,050)	(12,116)	65	22,573	(60,210)
Deductions for surrender charges (note 2d)	-	-	(76)	(857)	-	-	(637)	(667)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(117)	(584)	(380,354)	(318,406)	(98,197)	(126,709)	(334,411)	(331,957)
Asset charges (note 3):
FPVUL & VEL contracts	(10)	(7)	(11,936)	(13,034)	(3,925)	(4,842)	(28,268)	(28,402)
MSP contracts	-	-	(9)	(8)	-	-	(1,487)	(1,576)
SL contracts or LSFP contracts	-	-	(1,049)	(1,243)	-	-	(1,162)	(1,801)
Adjustments to maintain reserves	(7)	5	15	(10)	(12)	(17)	(34)	(4)

Net equity transactions	11,799	(3,338)	(1,158,990)	6,654,285	(313,742)	(2,543,607)	(678,962)	3,565,975

Net change in contract owners’ equity	11,516	(3,301)	(735,981)	8,492,862	(130,632)	(3,144,143)	(1,797,412)	5,298,330
Contract owners’ equity beginning of period	110	3,411	23,312,057	14,819,195	8,490,269	11,634,412	20,013,603	14,715,273

Contract owners’ equity end of period	$11,626	$110	$22,576,076	$23,312,057	$8,359,637	$8,490,269	$18,216,191	$20,013,603

CHANGES IN UNITS:
Beginning units	10	320	831,086	575,885	1,020,175	1,306,206	515,175	413,328
Units purchased	1,145	76	104,552	297,978	122,212	17,680	57,994	145,406
Units redeemed	(20)	(386)	(141,454)	(42,777)	(161,167)	(303,711)	(76,229)	(43,559)

Ending units	1,135	10	794,184	831,086	981,220	1,020,175	496,940	515,175

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVCA		ACVIG		ACVIP2		ACVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(1,383)	$(1,724)	$419,678	$431,270	$241,073	$165,181	$3,505	$55,537
Realized gain (loss) on investments	128,696	1,732	851,186	307,053	(639,745)	(267,212)	275,464	500,852
Change in unrealized gain (loss) on investments	(175,817)	148,118	(4,205,843)	1,782,768	123,310	196,472	(294,239)	(712,911)
Reinvested capital gains	40,745	-	1,774,328	-	-	311,644	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(7,759)	148,126	(1,160,651)	2,521,091	(275,362)	406,085	(15,270)	(156,522)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	9,742	55,596	669,433	689,245	269,923	322,061	52,261	28,521
Transfers between funds	(974,543)	1,423,782	(2,996,080)	1,081,536	(1,391,360)	(725,636)	(344,366)	(1,764,052)
Surrenders (note 6)	(39,539)	(767)	(774,796)	(1,140,223)	(1,415,172)	(555,258)	(11,288)	(4,304)
Death Benefits (note 4)	-	-	(25,954)	(55,707)	(60,792)	(59,832)	(1,993)	-
Net policy repayments (loans) (note 5)	(4,252)	(804)	(30,040)	(21,803)	271,635	(92,013)	10,193	2,685
Deductions for surrender charges (note 2d)	-	-	-	(398)	(807)	(1,440)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(11,158)	(18,638)	(752,010)	(744,136)	(338,312)	(344,465)	(72,974)	(99,544)
Asset charges (note 3):
FPVUL & VEL contracts	(127)	(140)	(54,786)	(58,516)	(26,165)	(27,280)	(93)	(20)
MSP contracts	-	-	(2,502)	(2,646)	(998)	(1,069)	-	-
SL contracts or LSFP contracts	-	-	(4,817)	(5,020)	(13,174)	(15,465)	-	-
Adjustments to maintain reserves	17	(754)	(11)	52	8	(18)	83	(593)

Net equity transactions	(1,019,860)	1,458,275	(3,971,563)	(257,616)	(2,705,214)	(1,500,415)	(368,177)	(1,837,307)

Net change in contract owners’ equity	(1,027,619)	1,606,401	(5,132,214)	2,263,475	(2,980,576)	(1,094,330)	(383,447)	(1,993,829)
Contract owners’ equity beginning of period	1,606,401	-	23,330,878	21,067,403	12,507,527	13,601,857	1,859,779	3,853,608

Contract owners’ equity end of period	$578,782	$1,606,401	$18,198,664	$23,330,878	$9,526,951	$12,507,527	$1,476,332	$1,859,779

CHANGES IN UNITS:
Beginning units	145,072	-	899,634	900,940	783,544	880,216	119,008	242,842
Units purchased	40,099	166,269	37,344	82,127	79,664	128,152	32,016	2,017
Units redeemed	(133,760)	(21,197)	(212,649)	(83,433)	(251,284)	(224,824)	(47,576)	(125,851)

Ending units	51,411	145,072	724,329	899,634	611,924	783,544	103,448	119,008

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ACVMV1		ACVU1		ACVV		DVMCS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$212,262	$128,251	$4,169	$3,081	$461,129	$298,729	$15,494	$16,390
Realized gain (loss) on investments	837,810	762,328	398,710	78,170	3,154,136	2,603,403	198,637	81,392
Change in unrealized gain (loss) on investments	(1,860,368)	128,910	(428,278)	55,624	(4,474,016)	(302,187)	(875,105)	208,273
Reinvested capital gains	591,112	731,729	145,277	-	-	-	596,636	11,487

Net increase (decrease) in contract owners’ equity resulting from operations	(219,184)	1,751,218	119,878	136,875	(858,751)	2,599,945	(64,338)	317,542

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,030,673	1,682,734	(2,017)	313	657,025	787,406	109,111	62,577
Transfers between funds	304,557	64,423	(940,187)	68,562	(2,482,617)	3,127,491	(615,867)	1,445,838
Surrenders (note 6)	(1,084,397)	(985,062)	(4,262)	(647)	(1,249,745)	(736,416)	(272,553)	(2,486)
Death Benefits (note 4)	(16,851)	(13,728)	(10,114)	-	(13,609)	(18,447)	(26,122)	(360)
Net policy repayments (loans) (note 5)	(576,625)	2,847	4,262	647	(31,045)	(20,581)	2,110	(79)
Deductions for surrender charges (note 2d)	(1,299)	(6,788)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(397,752)	(329,526)	(15,293)	(12,652)	(331,625)	(289,442)	(49,148)	(31,166)
Asset charges (note 3):
FPVUL & VEL contracts	(26,211)	(22,691)	-	-	(5,431)	(5,343)	(23)	(9)
MSP contracts	(815)	(770)	-	-	-	-	-	-
SL contracts or LSFP contracts	(1,712)	(1,642)	-	-	-	-	-	-
Adjustments to maintain reserves	(10)	(15)	(15)	46	(151)	343	2	(42)

Net equity transactions	229,558	389,782	(967,626)	56,269	(3,457,198)	2,845,011	(852,490)	1,474,273

Net change in contract owners’ equity	10,374	2,141,000	(847,748)	193,144	(4,315,949)	5,444,956	(916,828)	1,791,815
Contract owners’ equity beginning of period	13,379,525	11,238,525	1,598,803	1,405,659	25,658,246	20,213,290	3,435,635	1,643,820

Contract owners’ equity end of period	$13,389,899	$13,379,525	$751,055	$1,598,803	$21,342,297	$25,658,246	$2,518,807	$3,435,635

CHANGES IN UNITS:
Beginning units	492,846	482,118	77,382	74,672	813,491	723,483	104,891	55,938
Units purchased	93,051	99,783	6,369	3,848	72,806	154,376	25,223	50,060
Units redeemed	(85,296)	(89,055)	(49,049)	(1,138)	(163,132)	(64,368)	(50,666)	(1,107)

Ending units	500,601	492,846	34,702	77,382	723,165	813,491	79,448	104,891

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	DVSCS		DCAP		DSC		DVIV
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$500,049	$319,855	$390,920	$528,193	$-	$-	$108,634	$158,197
Realized gain (loss) on investments	6,601,408	4,404,244	1,918,192	4,403,783	92,242	177,342	247,961	1,021,463
Change in unrealized gain (loss) on investments	(15,200,764)	(4,953,887)	(4,071,115)	(3,422,113)	(129,288)	(154,774)	(461,605)	(1,585,073)
Reinvested capital gains	5,950,257	4,511,317	1,203,674	859,878	15,609	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,149,050)	4,281,529	(558,329)	2,369,741	(21,437)	22,568	(105,010)	(405,413)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,195,897	2,931,848	780,709	1,053,538	64,907	47,652	62,203	98,043
Transfers between funds	(3,333,747)	10,323,316	(5,431,263)	(8,976,781)	(38,876)	(310,476)	(668,952)	(5,426,944)
Surrenders (note 6)	(4,875,464)	(2,545,631)	(1,461,734)	(1,075,757)	(73,276)	(20,761)	(725,192)	(22,609)
Death Benefits (note 4)	(567,716)	(677,458)	(277,600)	(155,738)	-	-	(29,864)	(1,080)
Net policy repayments (loans) (note 5)	(378,912)	(239,827)	145,066	(13,296)	(5,455)	9,721	(14,355)	(1,124)
Deductions for surrender charges (note 2d)	(1,667)	(2,299)	(1,375)	(566)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,434,243)	(1,292,923)	(775,500)	(882,904)	(38,141)	(39,929)	(76,134)	(119,170)
Asset charges (note 3):
FPVUL & VEL contracts	(43,910)	(45,232)	(58,922)	(65,161)	(3,272)	(3,743)	(602)	(741)
MSP contracts	(1,101)	(1,084)	(1,723)	(1,738)	-	-	-	-
SL contracts or LSFP contracts	(6,847)	(6,493)	(6,220)	(6,245)	(489)	(451)	-	-
Adjustments to maintain reserves	(44)	178	10	12	15	(2)	6	(1)

Net equity transactions	(7,447,754)	8,444,395	(7,088,552)	(10,124,636)	(94,587)	(317,989)	(1,452,890)	(5,473,626)

Net change in contract owners’ equity	(9,596,804)	12,725,924	(7,646,881)	(7,754,895)	(116,024)	(295,421)	(1,557,900)	(5,879,039)
Contract owners’ equity beginning of period	93,959,139	81,233,215	27,937,998	35,692,893	1,067,509	1,362,930	5,511,637	11,390,676

Contract owners’ equity end of period	$84,362,335	$93,959,139	$20,291,117	$27,937,998	$951,485	$1,067,509	$3,953,737	$5,511,637

CHANGES IN UNITS:
Beginning units	3,271,232	2,964,896	1,135,867	1,660,176	47,065	61,048	291,203	546,235
Units purchased	154,600	583,054	37,217	83,636	4,134	5,498	11,326	13,209
Units redeemed	(412,123)	(276,718)	(372,946)	(607,945)	(8,272)	(19,481)	(86,344)	(268,241)

Ending units	3,013,709	3,271,232	800,138	1,135,867	42,927	47,065	216,185	291,203

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SVSSVB		SVSLVB		FVCA2P		FQB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(656)	$6,673	$1,283	$1,740	$12,215	$13,782	$985,664	$1,065,798
Realized gain (loss) on investments	30,987	172,809	5,181	6,054	(5,098)	841	67,659	588,287
Change in unrealized gain (loss) on investments	(57,660)	(166,400)	(24,268)	6,338	(55,868)	(173,158)	(1,139,269)	(598,804)
Reinvested capital gains	26,754	8,555	6,415	-	1,024	150,975	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(575)	21,637	(11,389)	14,132	(47,727)	(7,560)	(85,946)	1,055,281

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	8,291	84,587	609	590	37,018	39,820	728,293	934,762
Transfers between funds	(472,358)	(1,121,813)	3,511	(3,833)	(5,823)	48,457	(1,251,466)	190,213
Surrenders (note 6)	(14,339)	(2,069)	-	-	(52,539)	(61,287)	(963,828)	(946,014)
Death Benefits (note 4)	-	(9,477)	-	-	(8,410)	-	(311,833)	(680,830)
Net policy repayments (loans) (note 5)	(16,440)	(3,743)	(3,429)	-	6,006	(3,003)	51,060	(53,941)
Deductions for surrender charges (note 2d)	-	-	-	-	-	(51)	(237)	(1,401)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,343)	(21,795)	(3,063)	(2,972)	(22,707)	(23,387)	(796,663)	(793,660)
Asset charges (note 3):
FPVUL & VEL contracts	(116)	(795)	-	-	(2,050)	(2,237)	(56,887)	(60,013)
MSP contracts	-	-	-	-	-	-	(3,510)	(3,586)
SL contracts or LSFP contracts	-	-	-	-	(443)	(505)	(5,620)	(5,952)
Adjustments to maintain reserves	(14)	6	(9)	13	(3)	10	36	(2)

Net equity transactions	(504,319)	(1,075,099)	(2,381)	(6,202)	(48,951)	(2,183)	(2,610,655)	(1,420,424)

Net change in contract owners’ equity	(504,894)	(1,053,462)	(13,770)	7,930	(96,678)	(9,743)	(2,696,601)	(365,143)
Contract owners’ equity beginning of period	713,559	1,767,021	155,618	147,688	792,290	802,033	27,987,363	28,352,506

Contract owners’ equity end of period	$208,665	$713,559	$141,848	$155,618	$695,612	$792,290	$25,290,762	$27,987,363

CHANGES IN UNITS:
Beginning units	48,141	124,095	10,766	11,249	43,124	43,232	1,283,800	1,349,684
Units purchased	558	11,277	276	155	2,279	4,958	51,886	129,007
Units redeemed	(34,269)	(87,231)	(446)	(638)	(5,000)	(5,066)	(171,027)	(194,891)

Ending units	14,430	48,141	10,596	10,766	40,403	43,124	1,164,659	1,283,800

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FCS		FNRS2		FEIS		FF10S
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$234,265	$366,461	$69,431	$62,586	$1,804,717	$1,677,653	$38,038	$37,740
Realized gain (loss) on investments	9,664,141	7,799,788	(355,513)	514,600	2,980,977	(76,600)	73,170	18,067
Change in unrealized gain (loss) on investments	(14,401,641)	(2,331,541)	(1,512,594)	(1,887,387)	(13,017,860)	3,073,824	(116,011)	11,784
Reinvested capital gains	5,099,951	1,177,951	212,716	104,674	5,673,847	896,837	6,570	39,338

Net increase (decrease) in contract owners’ equity resulting from operations	596,716	7,012,659	(1,585,960)	(1,205,527)	(2,558,319)	5,571,714	1,767	106,929

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	124,099	358,091	575,031	675,687	2,768,204	2,852,893	42,257	42,234
Transfers between funds	(22,411,101)	(10,866,941)	(178,858)	393,615	(1,821,129)	(8,557,534)	116,816	(20,369)
Surrenders (note 6)	(3,855,904)	(2,477,077)	(426,228)	(1,026,397)	(2,870,919)	(3,259,694)	(48,159)	(32,020)
Death Benefits (note 4)	(377,056)	(156,322)	(24,380)	(5,199)	(452,890)	(278,036)	(310,889)	(1,289)
Net policy repayments (loans) (note 5)	190,929	(11,971)	44,823	2,839	539,684	8,152	(19,212)	(2,629)
Deductions for surrender charges (note 2d)	-	-	(646)	(4,493)	(1,564)	(3,827)	(503)	(307)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(545,016)	(654,880)	(284,798)	(349,476)	(2,256,171)	(2,303,228)	(61,389)	(73,573)
Asset charges (note 3):
FPVUL & VEL contracts	(2,013)	(2,155)	(19,580)	(24,972)	(156,849)	(169,456)	(4,806)	(5,307)
MSP contracts	-	-	(1,836)	(2,540)	(6,841)	(7,264)	(3,956)	(3,881)
SL contracts or LSFP contracts	-	-	(5,339)	(6,382)	(18,890)	(18,995)	(511)	(587)
Adjustments to maintain reserves	974	18,022	(13)	23	(194)	352	8	7

Net equity transactions	(26,875,088)	(13,793,233)	(321,824)	(347,295)	(4,277,559)	(11,736,637)	(290,344)	(97,721)

Net change in contract owners’ equity	(26,278,372)	(6,780,574)	(1,907,784)	(1,552,822)	(6,835,878)	(6,164,923)	(288,577)	9,208
Contract owners’ equity beginning of period	60,334,411	67,114,985	8,025,181	9,578,003	63,137,536	69,302,459	2,509,861	2,500,653

Contract owners’ equity end of period	$34,056,039	$60,334,411	$6,117,397	$8,025,181	$56,301,658	$63,137,536	$2,221,284	$2,509,861

CHANGES IN UNITS:
Beginning units	2,176,373	2,707,495	405,538	422,224	2,527,460	3,053,344	141,331	146,853
Units purchased	6,280	33,429	53,678	73,113	163,364	167,159	8,899	5,097
Units redeemed	(953,088)	(564,551)	(69,149)	(89,799)	(345,377)	(693,043)	(24,626)	(10,619)

Ending units	1,229,565	2,176,373	390,067	405,538	2,345,447	2,527,460	125,604	141,331

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF20S		FF30S		FFINS		FGOS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$455,452	$322,702	$201,673	$135,676	$18,948	$12,454	$(2,514)	$(46)
Realized gain (loss) on investments	328,768	933,065	310,788	159,089	9,315	44,702	1,000,287	91,155
Change in unrealized gain (loss) on investments	(1,032,078)	(806,719)	(700,905)	(73,921)	(37,989)	(30,142)	(905,602)	170,613
Reinvested capital gains	119,356	356,445	66,107	171,942	1,706	11,517	51,369	2,758

Net increase (decrease) in contract owners’ equity resulting from operations	(128,502)	805,493	(122,337)	392,786	(8,020)	38,531	143,540	264,480

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	2,424,707	3,049,750	1,267,498	708,602	8	44	(4,220)	19
Transfers between funds	4,069,008	976,075	2,387,781	1,594,334	262,995	(681,498)	(2,749,963)	577,847
Surrenders (note 6)	(734,627)	(421,052)	(450,687)	(507,583)	(47,100)	(31,276)	-	-
Death Benefits (note 4)	(44,364)	(10,248)	(20,815)	(6,753)	(7,226)	(5,790)	(130,391)	-
Net policy repayments (loans) (note 5)	45,903	(285,246)	(15,328)	(21,165)	-	-	59,294	(140)
Deductions for surrender charges (note 2d)	(857)	(1,241)	(2,617)	(4,590)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(650,441)	(548,320)	(296,668)	(226,375)	(9,843)	(9,106)	(24,699)	(25,457)
Asset charges (note 3):
FPVUL & VEL contracts	(22,620)	(23,035)	(19,360)	(18,682)	-	-	(5)	-
MSP contracts	(4,102)	(4,120)	(1,633)	(1,623)	-	-	-	-
SL contracts or LSFP contracts	(4,798)	(4,528)	(1,169)	(790)	-	-	-	-
Adjustments to maintain reserves	9	(222)	17	(61)	2	(4)	6,514	12,859

Net equity transactions	5,077,818	2,727,813	2,847,019	1,515,314	198,836	(727,630)	(2,843,470)	565,128

Net change in contract owners’ equity	4,949,316	3,533,306	2,724,682	1,908,100	190,816	(689,099)	(2,699,930)	829,608
Contract owners’ equity beginning of period	22,435,469	18,902,163	9,982,525	8,074,425	1,039,310	1,728,409	3,137,228	2,307,620

Contract owners’ equity end of period	$27,384,785	$22,435,469	$12,707,207	$9,982,525	$1,230,126	$1,039,310	$437,298	$3,137,228

CHANGES IN UNITS:
Beginning units	1,234,002	1,085,182	523,809	443,253	87,841	151,165	176,408	143,931
Units purchased	363,732	296,465	193,483	133,782	22,186	-	230	35,379
Units redeemed	(81,558)	(147,645)	(46,603)	(53,226)	(5,402)	(63,324)	(155,845)	(2,902)

Ending units	1,516,176	1,234,002	670,689	523,809	104,625	87,841	20,793	176,408

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FGS		FHIS		FIP		FIGBS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$72,335	$17,245	$878,992	$718,703	$833,807	$480,797	$4,074,283	$3,131,768
Realized gain (loss) on investments	4,135,585	2,544,798	(64,469)	99,956	2,422,243	2,019,039	(523,374)	(99,725)
Change in unrealized gain (loss) on investments	(909,306)	6,313,633	(1,507,420)	(670,174)	(2,744,568)	1,952,240	(5,318,505)	(373,491)
Reinvested capital gains	2,753,757	-	-	-	23,251	30,656	127,077	23,761

Net increase (decrease) in contract owners’ equity resulting from operations	6,052,371	8,875,676	(692,897)	148,485	534,733	4,482,732	(1,640,519)	2,682,313

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	3,766,330	3,506,167	228,307	9,387	1,898	3,876	1,664,295	919,955
Transfers between funds	(290,920)	4,238,663	1,993,788	(416,141)	13,964,305	(1,042,489)	22,909,778	114,296,368
Surrenders (note 6)	(5,051,189)	(3,563,417)	(628,799)	(400,599)	(1,808,100)	(1,030,851)	(2,408,131)	(890,457)
Death Benefits (note 4)	(570,580)	(393,202)	(339,331)	(22,494)	(284,334)	(135,156)	(65,032)	(971,673)
Net policy repayments (loans) (note 5)	163,841	(241,785)	64,190	(29,855)	-	-	6,359	(54,970)
Deductions for surrender charges (note 2d)	(2,917)	(2,918)	-	(22)	-	-	(1,185)	(2,615)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(3,325,228)	(3,055,954)	(389,909)	(276,762)	(365,699)	(265,281)	(1,906,105)	(816,534)
Asset charges (note 3):
FPVUL & VEL contracts	(219,282)	(219,608)	(20,861)	(14,940)	-	-	(25,756)	(27,049)
MSP contracts	(7,092)	(7,312)	(1,553)	(1,299)	-	-	(3,844)	(3,986)
SL contracts or LSFP contracts	(17,984)	(16,817)	(2,051)	(1,280)	-	-	(7,701)	(7,934)
Adjustments to maintain reserves	7,991	11,496	28	(68)	1	39	(18)	1

Net equity transactions	(5,547,030)	255,313	903,809	(1,154,073)	11,508,071	(2,469,862)	20,162,660	112,441,106

Net change in contract owners’ equity	505,341	9,130,989	210,912	(1,005,588)	12,042,804	2,012,870	18,522,141	115,123,419
Contract owners’ equity beginning of period	89,015,373	79,884,384	12,531,665	13,537,253	34,793,037	32,780,167	151,948,959	36,825,540

Contract owners’ equity end of period	$89,520,714	$89,015,373	$12,742,577	$12,531,665	$46,835,841	$34,793,037	$170,471,100	$151,948,959

CHANGES IN UNITS:
Beginning units	4,030,458	3,923,497	617,230	674,793	2,135,022	2,279,769	9,237,349	2,366,422
Units purchased	307,264	478,179	459,283	5,315	856,530	1	1,586,606	7,095,346
Units redeemed	(577,403)	(371,218)	(420,459)	(62,878)	(149,558)	(144,748)	(356,393)	(224,419)

Ending units	3,760,319	4,030,458	656,054	617,230	2,841,994	2,135,022	10,467,562	9,237,349

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FMCS		FOS		FVSS		FF05S
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$138,089	$40,285	$233,301	$116,795	$37,283	$49,912	$2,746	$1,285
Realized gain (loss) on investments	1,457,252	3,043,024	847,327	524,334	1,041,060	333,311	193	28
Change in unrealized gain (loss) on investments	(8,149,939)	(1,293,403)	(1,453,059)	(1,556,691)	(1,184,629)	(55,378)	(5,727)	(140)
Reinvested capital gains	6,009,549	1,149,842	18,961	2,851	4,120	-	361	461

Net increase (decrease) in contract owners’ equity resulting from operations	(545,049)	2,939,748	(353,470)	(912,711)	(102,166)	327,845	(2,427)	1,634

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,699,316	2,284,157	461,694	59,262	123,236	357,759	2	1
Transfers between funds	(4,857,132)	(273,258)	10,854,064	(585,051)	(1,650,801)	1,029	89,017	62,356
Surrenders (note 6)	(3,440,765)	(2,534,732)	(1,767,228)	(238,003)	(94,861)	(106,261)	(5,300)	(1,700)
Death Benefits (note 4)	(107,914)	(123,685)	(75,844)	(26,843)	(236,993)	(5,219)	(688)	(117)
Net policy repayments (loans) (note 5)	(132,977)	(116,137)	37,753	(31,088)	4,858	(28,745)	-	-
Deductions for surrender charges (note 2d)	(2,474)	(5,960)	(610)	(38)	(127)	(345)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,226,525)	(1,223,722)	(605,284)	(306,011)	(150,992)	(150,147)	(1,018)	(341)
Asset charges (note 3):
FPVUL & VEL contracts	(92,075)	(94,469)	(41,140)	(15,086)	(13,482)	(13,680)	-	-
MSP contracts	(4,496)	(4,207)	(1,113)	(634)	(153)	(151)	-	-
SL contracts or LSFP contracts	(12,662)	(13,150)	(5,502)	(3,051)	(438)	(440)	-	-
Adjustments to maintain reserves	(57)	(810)	(13)	60	(25)	596	(2)	8

Net equity transactions	(8,177,761)	(2,105,973)	8,856,777	(1,146,483)	(2,019,778)	54,396	82,011	60,207

Net change in contract owners’ equity	(8,722,810)	833,775	8,503,307	(2,059,194)	(2,121,944)	382,241	79,584	61,841
Contract owners’ equity beginning of period	50,266,013	49,432,238	9,627,274	11,686,468	5,579,423	5,197,182	91,635	29,794

Contract owners’ equity end of period	$41,543,203	$50,266,013	$18,130,581	$9,627,274	$3,457,479	$5,579,423	$171,219	$91,635

CHANGES IN UNITS:
Beginning units	1,164,190	1,214,517	527,024	587,917	210,258	208,874	7,230	2,444
Units purchased	42,622	107,483	814,756	21,203	7,155	15,303	6,904	4,959
Units redeemed	(228,820)	(157,810)	(459,690)	(82,096)	(83,481)	(13,919)	(550)	(173)

Ending units	977,992	1,164,190	882,090	527,024	133,932	210,258	13,584	7,230

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FF15S		FF25S		FF40S		FTVIS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$168,602	$121,708	$217,305	$159,075	$94,944	$71,410	$303,078	$333,305
Realized gain (loss) on investments	181,306	554,771	467,557	409,542	439,019	347,708	67,282	387,455
Change in unrealized gain (loss) on investments	(454,356)	(478,667)	(833,914)	(296,706)	(620,117)	(248,729)	(831,478)	(414,549)
Reinvested capital gains	54,176	130,641	73,306	193,642	43,025	85,456	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(50,272)	328,453	(75,746)	465,553	(43,129)	255,845	(461,118)	306,211

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	330,847	517,251	311,257	93,460	181,138	115,049	369,656	314,504
Transfers between funds	1,828,265	1,396,754	3,768,518	2,701,802	1,381,857	535,532	125,547	739,090
Surrenders (note 6)	(252,054)	(369,974)	(760,696)	(102,897)	(316,240)	(38,169)	(393,876)	(166,259)
Death Benefits (note 4)	(8,494)	(3,187)	(36,000)	(4,544)	(8,416)	(5,183)	(92,453)	(3,844)
Net policy repayments (loans) (note 5)	(3,222)	-	(155,447)	-	5,553	-	80,105	(623,138)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	(854)	(997)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(193,308)	(160,980)	(228,885)	(161,685)	(130,081)	(100,311)	(274,166)	(268,960)
Asset charges (note 3):
FPVUL & VEL contracts	(909)	(785)	(1,033)	(929)	(858)	(647)	(15,835)	(17,006)
MSP contracts	-	-	-	-	-	-	(1,875)	(1,944)
SL contracts or LSFP contracts	-	-	-	-	-	-	(5,662)	(5,251)
Adjustments to maintain reserves	15	(40)	(8)	(80)	1	(13)	(4)	(1)

Net equity transactions	1,701,140	1,379,039	2,897,706	2,525,127	1,112,954	506,258	(209,417)	(33,806)

Net change in contract owners’ equity	1,650,868	1,707,492	2,821,960	2,990,680	1,069,825	762,103	(670,535)	272,405
Contract owners’ equity beginning of period	9,131,177	7,423,685	10,931,160	7,940,480	5,646,780	4,884,677	6,710,629	6,438,224

Contract owners’ equity end of period	$10,782,045	$9,131,177	$13,753,120	$10,931,160	$6,716,605	$5,646,780	$6,040,094	$6,710,629

CHANGES IN UNITS:
Beginning units	660,580	560,735	769,831	585,943	358,910	324,799	390,265	391,706
Units purchased	179,516	193,063	285,431	208,671	99,377	48,593	44,283	93,606
Units redeemed	(54,920)	(93,218)	(80,620)	(24,783)	(28,813)	(14,482)	(56,620)	(95,047)

Ending units	785,176	660,580	974,642	769,831	429,474	358,910	377,928	390,265

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVRDI		FTVSVI		FTVSV2		FTVMD2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$269,461	$262,919	$89,263	$92,357	$46,272	$47,166	$60,190	$8,875
Realized gain (loss) on investments	712,132	1,134,666	773,780	430,393	431,175	699,439	(15,121)	6,903
Change in unrealized gain (loss) on investments	(3,179,153)	(268,523)	(2,976,841)	(1,232,457)	(2,843,013)	(1,516,876)	(344,491)	(27,197)
Reinvested capital gains	1,677,113	325,868	1,416,193	803,503	1,582,970	842,839	123,517	30,567

Net increase (decrease) in contract owners’ equity resulting from operations	(520,447)	1,454,930	(697,605)	93,796	(782,596)	72,568	(175,905)	19,148

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,123,180	891,303	333,206	372,691	559,224	579,124	2,599	7,222
Transfers between funds	279,626	(972,305)	(589,048)	(110,442)	(1,300,846)	971,453	1,844,305	163,942
Surrenders (note 6)	(1,583,797)	(1,779,408)	(756,064)	(581,263)	(711,121)	(404,623)	(11,753)	-
Death Benefits (note 4)	(47,815)	(142,148)	(29,984)	(37,858)	(116,075)	(628)	-	-
Net policy repayments (loans) (note 5)	(110,064)	(290,083)	48,443	(82,402)	25,281	(17,721)	(624)	(307)
Deductions for surrender charges (note 2d)	(619)	(2,250)	(839)	(2,081)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(479,442)	(484,520)	(308,058)	(332,354)	(117,723)	(126,141)	(43,314)	(12,749)
Asset charges (note 3):
FPVUL & VEL contracts	(49,952)	(54,337)	(30,096)	(34,960)	(1,210)	(1,848)	(2,156)	(9)
MSP contracts	(1,849)	(1,815)	(1,538)	(1,579)	-	-	-	-
SL contracts or LSFP contracts	(6,134)	(5,902)	(3,867)	(4,112)	-	-	-	-
Adjustments to maintain reserves	4	(2)	(8)	2	16	(18)	(3)	(2)

Net equity transactions	(876,862)	(2,841,467)	(1,337,853)	(814,358)	(1,662,454)	999,598	1,789,054	158,097

Net change in contract owners’ equity	(1,397,309)	(1,386,537)	(2,035,458)	(720,562)	(2,445,050)	1,072,166	1,613,149	177,245
Contract owners’ equity beginning of period	17,151,918	18,538,455	10,693,748	11,414,310	11,301,870	10,229,704	464,392	287,147

Contract owners’ equity end of period	$15,754,609	$17,151,918	$8,658,290	$10,693,748	$8,856,820	$11,301,870	$2,077,541	$464,392

CHANGES IN UNITS:
Beginning units	599,977	706,879	292,511	314,978	512,783	465,556	32,122	20,950
Units purchased	43,397	28,686	11,709	14,233	48,883	101,829	124,909	12,089
Units redeemed	(72,785)	(135,588)	(49,056)	(36,700)	(125,645)	(54,602)	(9,688)	(917)

Ending units	570,589	599,977	255,164	292,511	436,021	512,783	147,343	32,122

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVDM2		TIF		TIF2		FTVGI2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$60,438	$54,255	$42,124	$29,394	$773,732	$423,656	$906,016	$764,539
Realized gain (loss) on investments	(251,045)	1,240	4,703	25,815	371,073	594,107	(173,148)	(1,185,673)
Change in unrealized gain (loss) on investments	(778,823)	(244,573)	(152,028)	(205,899)	(3,642,164)	(4,501,055)	(1,295,522)	449,607
Reinvested capital gains	384,881	-	39,502	-	835,214	-	59,042	-

Net increase (decrease) in contract owners’ equity resulting from operations	(584,549)	(189,078)	(65,699)	(150,690)	(1,662,145)	(3,483,292)	(503,612)	28,473

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	220,824	120,887	-	(9)	385,096	398,507	268,974	568,599
Transfers between funds	(377,918)	3,552,109	(17,299)	(47,186)	2,068,601	12,214,280	(1,130,563)	(28,678,998)
Surrenders (note 6)	(154,489)	(323,181)	(84,583)	(40,019)	(459,477)	(205,476)	(528,057)	(353,017)
Death Benefits (note 4)	(6,752)	-	-	(11,675)	(314,545)	(17,069)	(112,780)	(181,466)
Net policy repayments (loans) (note 5)	(6,995)	125,510	(13,453)	(19,385)	23,513	(100,713)	(33,945)	(17,517)
Deductions for surrender charges (note 2d)	(487)	(1,106)	-	(326)	(1,725)	(889)	(148)	(812)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(107,323)	(84,918)	(27,274)	(31,160)	(406,838)	(336,496)	(347,783)	(376,575)
Asset charges (note 3):
FPVUL & VEL contracts	(9,377)	(7,515)	(3,306)	(4,067)	(17,288)	(14,051)	(26,008)	(19,826)
MSP contracts	(716)	(548)	(532)	(587)	(257)	(192)	(863)	(603)
SL contracts or LSFP contracts	(1,199)	(1,278)	(631)	(720)	(3,089)	(2,257)	(3,762)	(2,696)
Adjustments to maintain reserves	(3)	1	13	-	(33)	78	(10)	(11)

Net equity transactions	(444,435)	3,379,961	(147,065)	(155,134)	1,273,958	11,935,722	(1,914,945)	(29,062,922)

Net change in contract owners’ equity	(1,028,984)	3,190,883	(212,764)	(305,824)	(388,187)	8,452,430	(2,418,557)	(29,034,449)
Contract owners’ equity beginning of period	3,190,883	-	1,228,764	1,534,588	25,006,807	16,554,377	13,406,161	42,440,610

Contract owners’ equity end of period	$2,161,899	$3,190,883	$1,016,000	$1,228,764	$24,618,620	$25,006,807	$10,987,604	$13,406,161

CHANGES IN UNITS:
Beginning units	338,402	-	48,081	53,511	1,087,231	642,739	774,609	2,511,603
Units purchased	25,972	369,641	1	-	150,863	478,675	27,295	695,062
Units redeemed	(79,199)	(31,239)	(5,650)	(5,430)	(91,666)	(34,183)	(138,905)	(2,432,056)

Ending units	285,175	338,402	42,432	48,081	1,146,428	1,087,231	662,999	774,609

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	FTVFA2		GVMCE		GVCSE		GVGOPS
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$21,227	$20,231	$57,226	$482,978	$100	$265	$(3,582)	$(1,981)
Realized gain (loss) on investments	(20,790)	(11,436)	6,311,028	6,162,866	(4,040)	(73)	(165,353)	59,857
Change in unrealized gain (loss) on investments	(48,744)	7,638	(14,080,635)	(9,413,680)	(5,177)	(4,167)	(60,394)	(211,422)
Reinvested capital gains	1,161	617	3,193,109	10,364,851	8,843	5,582	119,074	239,061

Net increase (decrease) in contract owners’ equity resulting from operations	(47,146)	17,050	(4,519,272)	7,597,015	(274)	1,607	(110,255)	85,515

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,418	28,286	61,258	252,590	-	(40)	160,356	124,729
Transfers between funds	3,818	129,422	(16,082,002)	(2,413,829)	23,527	39,292	383,689	482,103
Surrenders (note 6)	(14,371)	(25,789)	(3,531,170)	(1,963,117)	-	-	(246,576)	(25,400)
Death Benefits (note 4)	-	(3,411)	(92,645)	(119,400)	-	-	(220)	(5,396)
Net policy repayments (loans) (note 5)	(20,211)	(47,723)	36,486	(764,847)	-	-	246	22
Deductions for surrender charges (note 2d)	(52)	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(27,845)	(26,507)	(501,834)	(565,821)	(3,605)	(1,133)	(29,060)	(16,632)
Asset charges (note 3):
FPVUL & VEL contracts	(2,906)	(3,022)	-	-	(22)	(7)	(80)	(24)
MSP contracts	(53)	(25)	-	-	-	-	-	-
SL contracts or LSFP contracts	(6)	(6)	-	-	-	-	-	-
Adjustments to maintain reserves	(9)	7	(89)	(32)	5	3	11	4

Net equity transactions	(29,217)	51,232	(20,109,996)	(5,574,456)	19,905	38,115	268,366	559,406

Net change in contract owners’ equity	(76,363)	68,282	(24,629,268)	2,022,559	19,631	39,722	158,111	644,921
Contract owners’ equity beginning of period	741,071	672,789	63,498,186	61,475,627	39,722	-	1,264,559	619,638

Contract owners’ equity end of period	$664,708	$741,071	$38,868,918	$63,498,186	$59,353	$39,722	$1,422,670	$1,264,559

CHANGES IN UNITS:
Beginning units	53,635	50,080	1,722,307	1,889,614	2,986	-	82,502	44,812
Units purchased	2,849	11,348	2,346	11,958	2,503	3,077	38,878	43,965
Units redeemed	(5,189)	(7,793)	(558,667)	(179,265)	(920)	(91)	(23,244)	(6,275)

Ending units	51,295	53,635	1,165,986	1,722,307	4,569	2,986	98,136	82,502

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	SBVSG		BNCAI		AMTB		AMGP
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(24,439)	$(16,686)	$(20,487)	$(1,969)	$52,226	$66,390	$5,944	$3,206
Realized gain (loss) on investments	(75,569)	534,587	359,343	639,012	(73,598)	(29,536)	(180,544)	105,425
Change in unrealized gain (loss) on investments	(650,497)	(1,036,828)	(1,586,865)	(249,467)	26,717	(14,875)	(140,305)	(183,782)
Reinvested capital gains	250,052	914,902	783,787	55,379	-	-	269,213	174,821

Net increase (decrease) in contract owners’ equity resulting from operations	(500,453)	395,975	(464,222)	442,955	5,345	21,979	(45,692)	99,670

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	878,039	641,528	159,303	347,111	161,711	207,462	2,419	39
Transfers between funds	2,704,324	2,153,026	(2,182,156)	(321,356)	211,550	374,538	(451,497)	(176,697)
Surrenders (note 6)	(670,397)	(169,279)	(126,277)	(697,138)	(165,438)	(210,227)	-	(10,944)
Death Benefits (note 4)	(11,029)	(11,381)	(4,041)	-	(3,900)	(81,355)	(9,120)	-
Net policy repayments (loans) (note 5)	(30,247)	(8,840)	19,322	1,512	(45,376)	82,179	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	(153)	(338)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(185,716)	(126,022)	(94,525)	(98,225)	(179,209)	(192,609)	(11,517)	(12,406)
Asset charges (note 3):
FPVUL & VEL contracts	(1,038)	(835)	(49)	(83)	(11,539)	(12,420)	-	-
MSP contracts	-	-	-	-	(570)	(549)	-	-
SL contracts or LSFP contracts	-	-	-	-	(1,765)	(1,723)	-	-
Adjustments to maintain reserves	(3)	(34)	(13)	(173)	4	(2)	(11)	32

Net equity transactions	2,683,933	2,478,163	(2,228,436)	(768,352)	(34,685)	164,956	(469,726)	(199,976)

Net change in contract owners’ equity	2,183,480	2,874,138	(2,692,658)	(325,397)	(29,340)	186,935	(515,418)	(100,306)
Contract owners’ equity beginning of period	9,039,455	6,165,317	10,321,115	10,646,512	3,752,525	3,565,590	1,074,537	1,174,843

Contract owners’ equity end of period	$11,222,935	$9,039,455	$7,628,457	$10,321,115	$3,723,185	$3,752,525	$559,119	$1,074,537

CHANGES IN UNITS:
Beginning units	472,936	334,875	281,384	303,601	303,453	290,095	43,652	51,556
Units purchased	198,155	181,747	5,338	20,134	64,906	60,633	7,835	1,930
Units redeemed	(56,126)	(43,686)	(67,213)	(42,351)	(67,831)	(47,275)	(26,181)	(9,834)

Ending units	614,965	472,936	219,509	281,384	300,528	303,453	25,306	43,652

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMCG		AMMCGS		AMTP		AMRI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(5,894)	$(5,978)	$(22)	$-	$4,844	$7,553	$28,295	$40,717
Realized gain (loss) on investments	(293,173)	249,506	(14,902)	-	65,034	20,837	48,757	143,151
Change in unrealized gain (loss) on investments	119,501	(1,131,079)	(45,608)	-	(192,795)	72,463	(637,790)	330,527
Reinvested capital gains	223,112	1,067,675	-	-	55,600	-	123,169	141,577

Net increase (decrease) in contract owners’ equity resulting from operations	43,546	180,124	(60,532)	-	(67,317)	100,853	(437,569)	655,972

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(5,402)	1,302	5,829	-	(141)	16,581	11,577	8,698
Transfers between funds	(692,920)	(213,755)	1,104,418	-	(843,732)	51,584	8,659	(317,278)
Surrenders (note 6)	-	-	(944)	-	(916)	-	-	(279,446)
Death Benefits (note 4)	(69,023)	-	-	-	(2,453)	-	(158)	-
Net policy repayments (loans) (note 5)	28,794	76	1,068	-	(16,243)	(26,299)	(605)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(17,259)	(30,531)	(4,719)	-	(10,168)	(12,540)	(44,685)	(42,883)
Asset charges (note 3):
FPVUL & VEL contracts	(87)	(3)	(479)	-	(308)	(393)	(80)	(91)
MSP contracts	-	-	(8)	-	-	-	-	-
SL contracts or LSFP contracts	-	-	(36)	-	-	-	-	-
Adjustments to maintain reserves	23	99	(2)	-	36	(45)	(23)	3

Net equity transactions	(755,874)	(242,812)	1,105,127	-	(873,925)	28,888	(25,315)	(630,997)

Net change in contract owners’ equity	(712,328)	(62,688)	1,044,595	-	(941,242)	129,741	(462,884)	24,975
Contract owners’ equity beginning of period	2,873,717	2,936,405	-	-	1,173,569	1,043,828	5,398,169	5,373,194

Contract owners’ equity end of period	$2,161,389	$2,873,717	$1,044,595	$-	$232,327	$1,173,569	$4,935,285	$5,398,169

CHANGES IN UNITS:
Beginning units	133,206	147,342	-	-	50,604	49,246	307,696	347,690
Units purchased	2,923	1,326	109,426	-	116	4,215	9,344	4,335
Units redeemed	(30,568)	(15,462)	(612)	-	(39,875)	(2,857)	(9,373)	(44,329)

Ending units	105,561	133,206	108,814	-	10,845	50,604	307,667	307,696

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMSRS		OVGR		OVGS		OVIG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$11,634	$8,965	$(19,003)	$39,595	$891,815	$749,815	$48,964	$25,383
Realized gain (loss) on investments	276,438	437,717	1,631,191	2,183,808	6,866,639	4,237,273	(40,431)	3,155
Change in unrealized gain (loss) on investments	(483,836)	(212,015)	(3,585,060)	(327,253)	(9,612,017)	(6,801,382)	(311,357)	(295,421)
Reinvested capital gains	183,936	-	2,549,306	412,312	4,917,842	3,453,772	369,692	54,842

Net increase (decrease) in contract owners’ equity resulting from operations	(11,828)	234,667	576,434	2,308,462	3,064,279	1,639,478	66,868	(212,041)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	74,810	96,287	42,434	74,011	2,917,112	2,583,245	286,378	147,618
Transfers between funds	(274,471)	(149,191)	(3,094,453)	(3,118,740)	(3,216,690)	17,702,261	3,108,864	2,660,982
Surrenders (note 6)	(220,937)	(560,029)	(907,707)	(400,040)	(2,122,796)	(1,858,609)	(155,866)	(1,737)
Death Benefits (note 4)	(13,793)	(78)	(27,737)	(157,820)	(188,356)	(252,137)	(555)	-
Net policy repayments (loans) (note 5)	22,501	(10,848)	(1,060)	1,272	(389,434)	(275,444)	10,851	(11,692)
Deductions for surrender charges (note 2d)	(2,373)	(164)	-	-	(2,711)	(2,534)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(91,094)	(97,132)	(286,464)	(287,004)	(1,746,600)	(1,441,915)	(154,248)	(66,191)
Asset charges (note 3):
FPVUL & VEL contracts	(8,283)	(8,960)	(180)	(116)	(106,800)	(84,447)	(856)	(281)
MSP contracts	(511)	(494)	-	-	(5,943)	(3,875)	-	-
SL contracts or LSFP contracts	(1,113)	(1,076)	-	-	(13,690)	(9,844)	-	-
Adjustments to maintain reserves	(25)	37	938	3,737	10	275	5	-

Net equity transactions	(515,289)	(731,648)	(4,274,229)	(3,884,700)	(4,875,898)	16,356,976	3,094,573	2,728,699

Net change in contract owners’ equity	(527,117)	(496,981)	(3,697,795)	(1,576,238)	(1,811,619)	17,996,454	3,161,441	2,516,658
Contract owners’ equity beginning of period	2,516,640	3,013,621	15,918,333	17,494,571	76,402,764	58,406,310	3,110,183	593,525

Contract owners’ equity end of period	$1,989,523	$2,516,640	$12,220,538	$15,918,333	$74,591,145	$76,402,764	$6,271,624	$3,110,183

CHANGES IN UNITS:
Beginning units	85,955	113,615	914,523	1,162,020	3,457,910	2,717,740	290,603	51,327
Units purchased	4,332	4,347	6,487	14,746	186,110	1,474,944	305,164	265,998
Units redeemed	(22,019)	(32,007)	(219,994)	(262,243)	(392,771)	(734,774)	(28,105)	(26,722)

Ending units	68,268	85,955	701,016	914,523	3,251,249	3,457,910	567,662	290,603

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	OVGI		OVSC		OVAG		OVSB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$282,515	$249,777	$58,791	$54,635	$(11,928)	$(13,281)	$1,300,440	$846,800
Realized gain (loss) on investments	971,051	945,920	434,129	859,479	1,423,445	1,090,889	(421,949)	(35,539)
Change in unrealized gain (loss) on investments	(4,973,461)	1,356,012	(1,865,155)	(1,049,947)	(2,011,294)	372,504	(1,400,706)	(420,887)
Reinvested capital gains	4,806,256	630,794	970,386	877,758	2,382,946	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,086,361	3,182,503	(401,849)	741,925	1,783,169	1,450,112	(522,215)	390,374

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,157,135	1,195,673	754,062	481,893	1,118,544	1,202,342	726,030	6,030,423
Transfers between funds	(493,672)	(551,921)	77,440	378,253	(970,448)	(1,003,108)	821,764	2,861,614
Surrenders (note 6)	(1,177,100)	(1,459,894)	(726,597)	(741,741)	(1,831,233)	(1,576,686)	(2,835,868)	(512,788)
Death Benefits (note 4)	(248,436)	(280,682)	(8,295)	(90,513)	(151,064)	(98,971)	(4,589)	(20,127)
Net policy repayments (loans) (note 5)	(26,854)	(104,022)	(11,731)	10,157	18,572	(103,119)	(344,898)	(261,856)
Deductions for surrender charges (note 2d)	(2,573)	(1,126)	(305)	(5,131)	(77)	(27)	(718)	(230)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,252,448)	(1,216,869)	(253,777)	(216,397)	(1,168,729)	(1,131,463)	(193,121)	(160,413)
Asset charges (note 3):
FPVUL & VEL contracts	(99,934)	(101,691)	(21,529)	(20,952)	(89,114)	(88,053)	(7,027)	(7,490)
MSP contracts	(4,225)	(4,055)	(539)	(533)	(1,561)	(1,577)	(80)	(93)
SL contracts or LSFP contracts	(7,382)	(7,202)	(3,402)	(3,129)	(3,899)	(3,845)	(47,605)	(40,040)
Adjustments to maintain reserves	1	(13)	(4)	25	5,102	4,221	(1)	19

Net equity transactions	(2,155,488)	(2,531,802)	(194,677)	(208,068)	(3,073,907)	(2,800,286)	(1,886,113)	7,889,019

Net change in contract owners’ equity	(1,069,127)	650,701	(596,526)	533,857	(1,290,738)	(1,350,174)	(2,408,328)	8,279,393
Contract owners’ equity beginning of period	32,046,995	31,396,294	7,201,116	6,667,259	26,730,869	28,081,043	21,280,889	13,001,496

Contract owners’ equity end of period	$30,977,868	$32,046,995	$6,604,590	$7,201,116	$25,440,131	$26,730,869	$18,872,561	$21,280,889

CHANGES IN UNITS:
Beginning units	1,408,467	1,526,979	181,616	188,218	1,275,602	1,422,801	1,555,119	977,067
Units purchased	73,419	66,625	16,587	26,940	68,241	61,948	68,292	650,508
Units redeemed	(164,417)	(185,137)	(21,190)	(33,542)	(226,163)	(209,147)	(212,390)	(72,456)

Ending units	1,317,469	1,408,467	177,013	181,616	1,117,680	1,275,602	1,411,021	1,555,119

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVAAA		PMVRSA		PMVFBA		PMVLGA
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$759,773	$1,433,717	$1,350	$53	$20,463	$40,999	$49,413	$43,384
Realized gain (loss) on investments	(1,140,261)	95,831	(9,415)	(3,544)	(44,538)	(90,952)	87,015	(50,276)
Change in unrealized gain (loss) on investments	(1,813,156)	(1,463,732)	(7,630)	(6,317)	(82,502)	133,478	(168,979)	457,232
Reinvested capital gains	-	-	-	-	5,347	3,808	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(2,193,644)	65,816	(15,695)	(9,808)	(101,230)	87,333	(32,551)	450,340

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	235,225	1,488,162	2,356	4,528	42,012	66,640	222,907	200,906
Transfers between funds	(3,364,278)	312,130	33,493	50,302	707,917	(1,532,813)	154,203	121,641
Surrenders (note 6)	(759,216)	(524,522)	(2,383)	(4,161)	(61,829)	(118,673)	(82,062)	-
Death Benefits (note 4)	(161,580)	(79,156)	-	-	(46)	(338)	-	-
Net policy repayments (loans) (note 5)	(10,312)	(1,047)	(3,199)	20	19,063	(31,433)	(30,239)	(1,681)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(295,949)	(325,960)	(1,833)	(3,664)	(44,431)	(76,203)	(42,742)	(32,718)
Asset charges (note 3):
FPVUL & VEL contracts	(3,250)	(3,874)	(224)	(80)	(2,450)	(4,820)	(46)	-
MSP contracts	-	-	-	-	(31)	(32)	-	-
SL contracts or LSFP contracts	-	-	-	-	(366)	(590)	-	-
Adjustments to maintain reserves	(41)	28	(1)	-	(213)	66	(317)	(125)

Net equity transactions	(4,359,401)	865,761	28,209	46,945	659,626	(1,698,196)	221,704	288,023

Net change in contract owners’ equity	(6,553,045)	931,577	12,514	37,137	558,396	(1,610,863)	189,153	738,363
Contract owners’ equity beginning of period	27,369,965	26,438,388	37,137	-	1,375,723	2,986,586	2,536,398	1,798,035

Contract owners’ equity end of period	$20,816,920	$27,369,965	$49,651	$37,137	$1,934,119	$1,375,723	$2,725,551	$2,536,398

CHANGES IN UNITS:
Beginning units	1,513,875	1,466,038	4,998	-	106,364	231,139	167,933	147,258
Units purchased	19,946	114,419	5,140	5,908	63,998	11,598	26,689	24,494
Units redeemed	(265,358)	(66,582)	(1,144)	(910)	(9,414)	(136,373)	(11,166)	(3,819)

Ending units	1,268,463	1,513,875	8,994	4,998	160,948	106,364	183,456	167,933

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PMVLDA		PMVRRA		PMVTRA		PIVEMI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$1,663,091	$600,064	$2,719,251	$1,197,973	$4,669,738	$6,214,844	$28,173	$5,879
Realized gain (loss) on investments	(420,973)	347,712	(3,429,599)	(375,101)	(2,325,675)	(2,453,928)	(143,169)	41,922
Change in unrealized gain (loss) on investments	(1,114,082)	(519,240)	(1,159,640)	2,004,889	(1,948,588)	11,902,154	(86,496)	(157,367)
Reinvested capital gains	-	-	-	-	956,880	-	96,814	5,637

Net increase (decrease) in contract owners’ equity resulting from operations	128,036	428,536	(1,869,988)	2,827,761	1,352,355	15,663,070	(104,678)	(103,929)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,670,553	1,758,467	3,700,983	2,759,613	4,703,784	5,925,247	15,359	42,783
Transfers between funds	(11,429,236)	3,242,173	(23,406,868)	(3,268,058)	(79,070,397)	(260,110,298)	(5,755)	(557,734)
Surrenders (note 6)	(3,467,899)	(1,848,861)	(4,792,443)	(1,579,773)	(6,694,905)	(5,154,073)	(35,171)	(93)
Death Benefits (note 4)	(205,183)	(150,717)	(123,889)	(524,882)	(729,212)	(955,782)	15	-
Net policy repayments (loans) (note 5)	55,607	(867,968)	277,260	(17,060)	(615,632)	(3,222,596)	(22,517)	-
Deductions for surrender charges (note 2d)	(113)	(34)	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(949,731)	(1,063,564)	(942,273)	(1,100,999)	(1,861,424)	(4,333,882)	(10,060)	(18,755)
Asset charges (note 3):
FPVUL & VEL contracts	(21,058)	(22,308)	(8,046)	(7,146)	(37,354)	(45,584)	(939)	(1,063)
MSP contracts	(1,177)	(1,129)	-	-	-	-	-	-
SL contracts or LSFP contracts	(2,757)	(3,034)	-	-	-	-	-	-
Adjustments to maintain reserves	(2,064)	(1,765)	(314)	(1,448)	(6,293)	(11,618)	2	(3)

Net equity transactions	(14,353,058)	1,041,260	(25,295,590)	(3,739,753)	(84,311,433)	(267,908,586)	(59,066)	(534,865)

Net change in contract owners’ equity	(14,225,022)	1,469,796	(27,165,578)	(911,992)	(82,959,078)	(252,245,516)	(163,744)	(638,794)
Contract owners’ equity beginning of period	64,586,899	63,117,103	96,011,944	96,923,936	168,922,532	421,168,048	824,010	1,462,804

Contract owners’ equity end of period	$50,361,877	$64,586,899	$68,846,366	$96,011,944	$85,963,454	$168,922,532	$660,266	$824,010

CHANGES IN UNITS:
Beginning units	4,315,631	4,244,504	5,207,734	5,409,910	8,771,801	22,671,205	127,281	198,081
Units purchased	166,239	510,125	252,011	294,294	446,018	687,183	17,101	7,267
Units redeemed	(1,121,992)	(438,998)	(1,609,706)	(496,470)	(4,777,461)	(14,586,587)	(24,025)	(78,067)

Ending units	3,359,878	4,315,631	3,850,039	5,207,734	4,440,358	8,771,801	120,357	127,281

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PIHYB1		PVGIB		PVTIGB		PVTSCB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$230,829	$270,609	$18,519	$11,151	$13,129	$10,438	$4,792	$392
Realized gain (loss) on investments	(333,262)	57,018	64,016	115,015	58,197	46,820	(70,712)	(8,730)
Change in unrealized gain (loss) on investments	(250,895)	(547,339)	(163,319)	(28,407)	(73,704)	(136,789)	(62,090)	(46,073)
Reinvested capital gains	176,411	216,569	-	-	-	-	88,346	68,349

Net increase (decrease) in contract owners’ equity resulting from operations	(176,917)	(3,143)	(80,784)	97,759	(2,378)	(79,531)	(39,664)	13,938

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	41,701	218,092	50,543	56,136	44,115	31,836	2,393	1,672
Transfers between funds	(1,227,629)	(607,363)	19,698	148,785	25,862	127,211	160,158	726,247
Surrenders (note 6)	(77,607)	(365,435)	(253,781)	(137,088)	(161,183)	(39,262)	(1,697)	-
Death Benefits (note 4)	(8,318)	(15,566)	-	(14,775)	(16,671)	(14,587)	(11)	-
Net policy repayments (loans) (note 5)	8,118	(13,343)	173,980	(3,851)	20,191	(2,335)	(403)	-
Deductions for surrender charges (note 2d)	-	-	-	(81)	(42)	(72)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(87,577)	(105,771)	(48,644)	(53,677)	(46,287)	(49,517)	(25,006)	(15,067)
Asset charges (note 3):
FPVUL & VEL contracts	(854)	(1,072)	(3,853)	(3,644)	(3,074)	(3,450)	(126)	(40)
MSP contracts	-	-	(47)	(46)	(15)	(12)	-	-
SL contracts or LSFP contracts	-	-	(552)	(600)	(429)	(431)	-	-
Adjustments to maintain reserves	(297)	44	(15)	14	(3)	10	(6)	6

Net equity transactions	(1,352,463)	(890,414)	(62,671)	(8,827)	(137,536)	49,391	135,302	712,818

Net change in contract owners’ equity	(1,529,380)	(893,557)	(143,455)	88,932	(139,914)	(30,140)	95,638	726,756
Contract owners’ equity beginning of period	5,470,578	6,364,135	1,082,646	993,714	1,111,894	1,142,034	736,687	9,931

Contract owners’ equity end of period	$3,941,198	$5,470,578	$939,191	$1,082,646	$971,980	$1,111,894	$832,325	$736,687

CHANGES IN UNITS:
Beginning units	204,952	238,255	44,044	44,765	51,810	49,608	51,730	720
Units purchased	7,192	17,683	3,811	7,352	2,826	8,513	11,210	52,102
Units redeemed	(57,789)	(50,986)	(6,537)	(8,073)	(9,409)	(6,311)	(1,795)	(1,092)

Ending units	154,355	204,952	41,318	44,044	45,227	51,810	61,145	51,730

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	PVTVB		ACGI		ACEG		AVBVI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$17,063	$12,777	$136,142	$78,754	$-	$457	$10,552	$7,188
Realized gain (loss) on investments	58,525	217,303	150,165	520,619	50,542	77,339	66,450	47,848
Change in unrealized gain (loss) on investments	(393,229)	(113,593)	(1,239,878)	(713,774)	(5,413)	8,013	(132,970)	(20,511)
Reinvested capital gains	233,250	32,785	772,632	587,759	5,791	-	31,138	-

Net increase (decrease) in contract owners’ equity resulting from operations	(84,391)	149,272	(180,939)	473,358	50,920	85,809	(24,830)	34,525

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	68,766	84,210	18,169	242,709	57,670	62,162	14,364	256
Transfers between funds	(100,953)	(269,585)	77,690	250,106	208,169	(71,191)	(519,757)	(15,025)
Surrenders (note 6)	(87,793)	(262,690)	(409,181)	(22,196)	(55,420)	(88,019)	(118,060)	(103)
Death Benefits (note 4)	(4,018)	(1,552)	(22)	-	-	(7,844)	-	-
Net policy repayments (loans) (note 5)	17,635	(12,268)	(655)	(1,507)	10,079	(531)	118,060	103
Deductions for surrender charges (note 2d)	(113)	(56)	-	-	(159)	(569)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(52,536)	(55,944)	(69,578)	(59,975)	(52,674)	(53,793)	(4,563)	(5,385)
Asset charges (note 3):
FPVUL & VEL contracts	(4,842)	(5,514)	(39)	(60)	(4,377)	(4,414)	-	1
MSP contracts	(604)	(591)	-	-	(248)	(234)	-	-
SL contracts or LSFP contracts	(752)	(821)	-	-	(168)	(214)	-	-
Adjustments to maintain reserves	(5)	(6)	17	(20)	-	-	25	(8)

Net equity transactions	(165,215)	(524,817)	(383,599)	409,057	162,872	(164,647)	(509,931)	(20,161)

Net change in contract owners’ equity	(249,606)	(375,545)	(564,538)	882,415	213,792	(78,838)	(534,761)	14,364
Contract owners’ equity beginning of period	1,598,169	1,973,714	5,294,775	4,412,360	1,108,824	1,187,662	544,288	529,924

Contract owners’ equity end of period	$1,348,563	$1,598,169	$4,730,237	$5,294,775	$1,322,616	$1,108,824	$9,527	$544,288

CHANGES IN UNITS:
Beginning units	59,171	80,179	312,024	286,045	74,837	86,923	24,969	25,874
Units purchased	3,061	4,518	1,575	42,885	18,178	6,168	763	478
Units redeemed	(9,052)	(25,526)	(25,352)	(16,906)	(8,005)	(18,254)	(25,236)	(1,383)

Ending units	53,180	59,171	288,247	312,024	85,010	74,837	496	24,969

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AVHY1		AVIE		AVMCCI		AVSCE
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$757,679	$471,750	$578,894	$807,529	$708	$(2,438)	$(253)	$-
Realized gain (loss) on investments	(60,012)	302,831	3,810,415	2,262,537	(14,751)	146,761	(21,332)	-
Change in unrealized gain (loss) on investments	(1,152,971)	(700,699)	(5,901,229)	(2,963,874)	(38,348)	(245,696)	(43,040)	-
Reinvested capital gains	-	-	-	-	39,216	163,516	42,403	-

Net increase (decrease) in contract owners’ equity resulting from operations	(455,304)	73,882	(1,511,920)	106,192	(13,175)	62,143	(22,222)	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	280,857	223,646	2,025,128	1,763,521	31,930	30,890	-	-
Transfers between funds	(581,516)	5,360,342	(4,796,861)	4,665,540	20,812	(978,500)	225,243	-
Surrenders (note 6)	(703,125)	(459,128)	(6,568,474)	(2,126,421)	(56,141)	(824)	-	-
Death Benefits (note 4)	(131,905)	(24,298)	(149,568)	(321,634)	(4,680)	-	(4)	-
Net policy repayments (loans) (note 5)	47,335	9,586	46,727	(65,527)	(4,520)	(409)	(1,995)	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(151,325)	(118,607)	(615,625)	(656,072)	(13,542)	(24,011)	(630)	-
Asset charges (note 3):
FPVUL & VEL contracts	(482)	(695)	(3,105)	(2,524)	(412)	(488)	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(132)	(33)	(58)	55	(7)	7	(2)	-

Net equity transactions	(1,240,293)	4,990,813	(10,061,836)	3,256,938	(26,560)	(973,335)	222,612	-

Net change in contract owners’ equity	(1,695,597)	5,064,695	(11,573,756)	3,363,130	(39,735)	(911,192)	200,390	-
Contract owners’ equity beginning of period	15,496,752	10,432,057	58,655,441	55,292,311	442,463	1,353,655	-	-

Contract owners’ equity end of period	$13,801,155	$15,496,752	$47,081,685	$58,655,441	$402,728	$442,463	$200,390	$-

CHANGES IN UNITS:
Beginning units	1,143,753	781,618	2,475,931	2,336,984	22,264	71,330	-	-
Units purchased	36,625	433,135	278,070	308,167	4,587	9,009	20,260	-
Units redeemed	(126,275)	(71,000)	(715,770)	(169,220)	(5,697)	(58,075)	(263)	-

Ending units	1,054,103	1,143,753	2,038,231	2,475,931	21,154	22,264	19,997	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	ROCMC		RVARS		TREI2		TRHS2
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(18,834)	$(33,142)	$5,292	$-	$869,104	$929,116	$(38,827)	$(26,405)
Realized gain (loss) on investments	(124,506)	2,086,954	28,794	5,608	6,969,013	4,887,583	4,087,794	2,472,225
Change in unrealized gain (loss) on investments	(1,541,321)	(3,532,392)	(21,158)	31,979	(14,033,326)	(1,017,940)	(2,725,705)	1,860,254
Reinvested capital gains	446,667	898,163	-	-	1,216,426	-	2,580,507	2,200,628

Net increase (decrease) in contract owners’ equity resulting from operations	(1,237,994)	(580,417)	12,928	37,587	(4,978,783)	4,798,759	3,903,769	6,506,702

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	447,745	449,355	5,601	2,638	1,563,365	1,711,491	615,647	478,949
Transfers between funds	(2,504,334)	(13,109,103)	(416,266)	653,181	(14,809,993)	(681,461)	1,165,213	4,835,940
Surrenders (note 6)	(854,055)	(389,245)	(20,753)	(30,916)	(3,158,696)	(1,589,117)	(1,259,110)	(788,993)
Death Benefits (note 4)	(66,320)	(94,486)	-	(21,296)	(270,039)	(158,581)	(143,796)	(70,422)
Net policy repayments (loans) (note 5)	9,147	(14,376)	3,359	1,094	(26,872)	(617,772)	(226,256)	(194,972)
Deductions for surrender charges (note 2d)	-	-	-	(15)	-	-	(411)	(175)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(154,484)	(209,094)	(29,630)	(18,621)	(823,267)	(926,505)	(773,385)	(548,869)
Asset charges (note 3):
FPVUL & VEL contracts	(1,438)	(1,888)	(2,846)	(1,966)	(3,659)	(3,828)	(42,291)	(30,329)
MSP contracts	-	-	-	-	-	-	(1,962)	(1,170)
SL contracts or LSFP contracts	-	-	-	-	-	-	(9,715)	(7,180)
Adjustments to maintain reserves	25	50	(4)	9	(32)	(35)	37	(4)

Net equity transactions	(3,123,714)	(13,368,787)	(460,539)	584,108	(17,529,193)	(2,265,808)	(676,029)	3,672,775

Net change in contract owners’ equity	(4,361,708)	(13,949,204)	(447,611)	621,695	(22,507,976)	2,532,951	3,227,740	10,179,477
Contract owners’ equity beginning of period	11,279,156	25,228,360	789,841	168,146	73,939,912	71,406,961	31,136,224	20,956,747

Contract owners’ equity end of period	$6,917,448	$11,279,156	$342,230	$789,841	$51,431,936	$73,939,912	$34,363,964	$31,136,224

CHANGES IN UNITS:
Beginning units	372,394	803,412	75,501	16,822	2,807,870	2,898,250	1,018,380	898,513
Units purchased	16,575	16,674	3,117	66,059	67,441	186,501	82,203	176,543
Units redeemed	(127,134)	(447,692)	(46,498)	(7,380)	(768,084)	(276,881)	(100,887)	(56,676)

Ending units	261,835	372,394	32,120	75,501	2,107,227	2,807,870	999,696	1,018,380

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$202,315	$166,791	$(58,571)	$(69,963)	$(82,814)	$(82,845)	$54,248	$60,522
Realized gain (loss) on investments	(101,809)	(23,978)	5,240,635	510,221	2,310,271	2,964,721	(125,093)	175,013
Change in unrealized gain (loss) on investments	(96,311)	(84,132)	(6,026,438)	(426,557)	(2,590,922)	(5,225,005)	(216,742)	(325,000)
Reinvested capital gains	-	-	2,808,783	3,703,344	4,090,222	6,100,244	266,599	280,636

Net increase (decrease) in contract owners’ equity resulting from operations	4,195	58,681	1,964,409	3,717,045	3,726,757	3,757,115	(20,988)	191,171

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	304,872	937,323	(28,237)	3,459	2,396,113	2,071,712	138,534	163,629
Transfers between funds	11,909,945	2,138,300	(11,583,147)	1,886,981	(2,388,278)	(2,645,102)	708,184	593,004
Surrenders (note 6)	(4,881,861)	(341,616)	(3,242,433)	(527,845)	(3,871,779)	(1,225,580)	(1,140,617)	(604,561)
Death Benefits (note 4)	(146,667)	(18,730)	(405,560)	(47,003)	(48,880)	(55,835)	(3,117)	-
Net policy repayments (loans) (note 5)	2,071	(254)	(21,086)	(784,182)	(476,989)	(1,010,012)	(40,644)	(24,024)
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(300,711)	(245,700)	(224,267)	(262,964)	(619,854)	(634,292)	(49,041)	(45,069)
Asset charges (note 3):
FPVUL & VEL contracts	(613)	(647)	-	-	(9,692)	(12,713)	(1,048)	(918)
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(1,842)	(817)	(67)	(10)	18	(53)	(8)	(7)

Net equity transactions	6,885,194	2,467,859	(15,504,797)	268,436	(5,019,341)	(3,511,875)	(387,757)	82,054

Net change in contract owners’ equity	6,889,389	2,526,540	(13,540,388)	3,985,481	(1,292,584)	245,240	(408,745)	273,225
Contract owners’ equity beginning of period	17,125,379	14,598,839	34,378,988	30,393,507	43,114,539	42,869,299	4,113,269	3,840,044

Contract owners’ equity end of period	$24,014,768	$17,125,379	$20,838,600	$34,378,988	$41,821,955	$43,114,539	$3,704,524	$4,113,269

CHANGES IN UNITS:
Beginning units	1,654,482	1,416,096	770,625	767,584	1,705,856	1,851,100	255,954	250,814
Units purchased	1,242,581	309,917	5,669	48,971	235,566	182,934	51,965	51,461
Units redeemed	(578,124)	(71,531)	(334,161)	(45,930)	(412,435)	(328,178)	(76,058)	(46,321)

Ending units	2,318,939	1,654,482	442,133	770,625	1,528,987	1,705,856	231,861	255,954

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	TRBCGP		VWEM		VWHA		VVB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(62,903)	$(34,148)	$62,574	$62,435	$(36,549)	$(16,603)	$182,292	$120,704
Realized gain (loss) on investments	1,409,080	799,474	(579,295)	229,245	(2,353,188)	(2,957,193)	253,999	130,841
Change in unrealized gain (loss) on investments	1,993,768	613,789	(1,865,592)	(2,083,461)	(7,885,482)	(4,524,491)	(881,341)	896
Reinvested capital gains	-	-	718,177	1,689,114	-	-	394,520	312,639

Net increase (decrease) in contract owners’ equity resulting from operations	3,339,945	1,379,115	(1,664,136)	(102,667)	(10,275,219)	(7,498,287)	(50,530)	565,080

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	4,853,313	1,276,292	274,879	282,444	1,618,946	3,646,479	109	397
Transfers between funds	7,689,575	17,470,552	(3,671,528)	35,824	2,753,237	(6,057,078)	1,218,023	675,779
Surrenders (note 6)	(1,002,682)	(481,979)	(553,918)	(525,276)	(1,799,591)	(1,131,020)	(306,301)	(188,551)
Death Benefits (note 4)	(77,499)	(6,231)	(36,336)	(70,577)	(107,971)	(149,108)	(48,965)	(24,556)
Net policy repayments (loans) (note 5)	(75,625)	(12,111)	109,060	39,183	22,638	152,039	-	-
Deductions for surrender charges (note 2d)	-	-	-	(100)	-	(39)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(512,766)	(215,513)	(352,633)	(367,220)	(543,234)	(674,768)	(65,442)	(48,558)
Asset charges (note 3):
FPVUL & VEL contracts	(13,972)	(1,068)	(20,592)	(24,875)	(18,846)	(29,565)	-	-
MSP contracts	-	-	(418)	(458)	(227)	(444)	-	-
SL contracts or LSFP contracts	-	-	(2,552)	(2,719)	(1,260)	(1,768)	-	-
Adjustments to maintain reserves	(3)	(74)	211	295	(150)	344	(18)	19

Net equity transactions	10,860,341	18,029,868	(4,253,827)	(633,479)	1,923,542	(4,244,928)	797,406	414,530

Net change in contract owners’ equity	14,200,286	19,408,983	(5,917,963)	(736,146)	(8,351,677)	(11,743,215)	746,876	979,610
Contract owners’ equity beginning of period	27,676,375	8,267,392	14,009,036	14,745,182	31,040,065	42,783,280	7,118,439	6,138,829

Contract owners’ equity end of period	$41,876,661	$27,676,375	$8,091,073	$14,009,036	$22,688,388	$31,040,065	$7,865,315	$7,118,439

CHANGES IN UNITS:
Beginning units	1,776,681	578,648	336,325	354,185	809,893	877,892	442,815	418,598
Units purchased	751,993	1,339,071	12,483	18,314	160,614	137,648	73,112	41,226
Units redeemed	(103,129)	(141,038)	(109,957)	(36,174)	(78,671)	(205,647)	(26,094)	(17,009)

Ending units	2,425,545	1,776,681	238,851	336,325	891,836	809,893	489,833	442,815

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VVCG		VVDV		VVI		VVMCI
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(13,263)	$-	$350,675	$325,473	$55,479	$63,250	$143,902	$118,125
Realized gain (loss) on investments	43	-	708,830	597,417	193,527	169,458	814,562	710,661
Change in unrealized gain (loss) on investments	105,878	-	(2,447,870)	(83,044)	(836,825)	(539,502)	(2,777,348)	642,374
Reinvested capital gains	-	-	986,258	631,646	60,454	-	885,839	600,860

Net increase (decrease) in contract owners’ equity resulting from operations	92,658	-	(402,107)	1,471,492	(527,365)	(306,794)	(933,045)	2,072,020

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(266)	-	603	1,756	(80)	(381)	(663)	1,800
Transfers between funds	10,448,462	-	(1,241,874)	(994,737)	6,049,610	(612,747)	12,889,324	(897,377)
Surrenders (note 6)	(378,301)	-	(540,700)	(486,700)	(366,600)	(147,685)	(1,050,399)	(477,909)
Death Benefits (note 4)	(24,947)	-	(96,368)	(65,353)	(52,379)	(20,121)	(156,645)	(65,070)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(45,613)	-	(119,324)	(124,903)	(69,707)	(38,810)	(206,954)	(124,908)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	(2)	-	5	(7)	(11)	(9)	7	22

Net equity transactions	9,999,333	-	(1,997,658)	(1,669,944)	5,560,833	(819,753)	11,474,670	(1,563,442)

Net change in contract owners’ equity	10,091,991	-	(2,399,765)	(198,452)	5,033,468	(1,126,547)	10,541,625	508,578
Contract owners’ equity beginning of period	-	-	16,400,241	16,598,693	4,297,083	5,423,630	16,451,648	15,943,070

Contract owners’ equity end of period	$10,091,991	$-	$14,000,476	$16,400,241	$9,330,551	$4,297,083	$26,993,273	$16,451,648

CHANGES IN UNITS:
Beginning units	-	-	1,075,270	1,192,808	395,718	468,254	923,730	1,014,767
Units purchased	1,062,717	-	-	-	516,149	-	696,051	1
Units redeemed	(46,057)	-	(132,307)	(117,538)	(44,189)	(72,536)	(78,936)	(91,038)

Ending units	1,016,660	-	942,963	1,075,270	867,678	395,718	1,540,845	923,730

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	VVREI		VVSTC		VVSCG		VVHGB
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$152,700	$234,095	$76,654	$63,367	$7,131	$3,784	$336,636	$193,224
Realized gain (loss) on investments	233,365	211,471	(37,140)	(347)	(22,409)	54,739	(157,341)	14,190
Change in unrealized gain (loss) on investments	(600,317)	1,338,599	5,979	(14,394)	(660,162)	(494,524)	(341,604)	293,818
Reinvested capital gains	325,445	341,411	886	22,419	513,177	565,603	71,030	31,188

Net increase (decrease) in contract owners’ equity resulting from operations	111,193	2,125,576	46,379	71,045	(162,263)	129,602	(91,279)	532,420

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	(794)	534	51	29	25	265	(248)	179
Transfers between funds	(833,552)	936,674	684,863	479,275	249,914	(279,229)	5,728,339	7,642,486
Surrenders (note 6)	(323,800)	(268,187)	(204,599)	(145,687)	(154,700)	(120,107)	(783,900)	(261,986)
Death Benefits (note 4)	(56,771)	(30,573)	(30,217)	(18,189)	(28,202)	(16,464)	(123,036)	(33,185)
Net policy repayments (loans) (note 5)	-	-	-	-	-	-	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(74,293)	(64,138)	(40,935)	(37,261)	(34,770)	(33,042)	(162,995)	(77,076)
Asset charges (note 3):
FPVUL & VEL contracts	-	-	-	-	-	-	-	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	9	27	8	(2)	(3)	9	(23)	17

Net equity transactions	(1,289,201)	574,337	409,171	278,165	32,264	(448,568)	4,658,137	7,270,435

Net change in contract owners’ equity	(1,178,008)	2,699,913	455,550	349,210	(129,999)	(318,966)	4,566,858	7,802,855
Contract owners’ equity beginning of period	9,673,146	6,973,233	5,057,636	4,708,426	4,151,048	4,470,014	15,968,097	8,165,242

Contract owners’ equity end of period	$8,495,138	$9,673,146	$5,513,186	$5,057,636	$4,021,049	$4,151,048	$20,534,955	$15,968,097

CHANGES IN UNITS:
Beginning units	554,659	519,163	406,789	384,564	241,303	268,075	1,395,545	754,096
Units purchased	-	58,572	54,537	38,410	12,181	1	489,881	674,510
Units redeemed	(77,163)	(23,076)	(21,928)	(16,185)	(12,628)	(26,773)	(93,045)	(33,061)

Ending units	477,496	554,659	439,398	406,789	240,856	241,303	1,792,381	1,395,545

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRASP		WRGP		WRHIP		WRMCG
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$40,279	$71,472	$(3,420)	$10,939	$2,501,877	$2,221,042	$(13,780)	$(4,692)
Realized gain (loss) on investments	62,495	374,807	(2,557)	126,041	(832,503)	691,815	(5,105)	138,981
Change in unrealized gain (loss) on investments	(3,819,448)	(3,378,624)	(510,609)	(443,216)	(4,694,091)	(3,088,798)	(928,712)	(49,812)
Reinvested capital gains	2,345,337	2,065,017	525,750	748,240	435,234	346,314	490,678	143,929

Net increase (decrease) in contract owners’ equity resulting from operations	(1,371,337)	(867,328)	9,164	442,004	(2,589,483)	170,373	(456,919)	228,406

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	709,755	1,600,017	491,738	90,296	981,737	898,624	481,958	426,684
Transfers between funds	1,622,490	(395,349)	15,897,294	(471,816)	(4,750,807)	21,651,550	1,942,205	2,459,802
Surrenders (note 6)	(689,917)	(1,105,842)	(604,826)	(25,989)	(699,809)	(862,661)	(71,446)	(20,111)
Death Benefits (note 4)	(233,338)	(46,322)	(18)	(2,993)	(2,759)	(66,622)	(13,285)	(38,952)
Net policy repayments (loans) (note 5)	(14,864)	216,682	(9,388)	-	(105,199)	(122,993)	6,652	(1,133)
Deductions for surrender charges (note 2d)	(381)	(4,391)	-	-	-	(12)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(500,986)	(521,311)	(88,455)	(57,052)	(449,772)	(457,269)	(132,913)	(66,502)
Asset charges (note 3):
FPVUL & VEL contracts	(33,884)	(40,359)	(1,863)	(1,330)	(6,898)	(8,169)	(2,264)	(2,318)
MSP contracts	(624)	(709)	-	-	-	-	-	-
SL contracts or LSFP contracts	(3,851)	(4,946)	-	-	-	-	-	-
Adjustments to maintain reserves	(3)	(11)	17	(19)	(3)	(15)	8	1

Net equity transactions	854,397	(302,541)	15,684,499	(468,903)	(5,033,510)	21,032,433	2,210,915	2,757,471

Net change in contract owners’ equity	(516,940)	(1,169,869)	15,693,663	(26,899)	(7,622,993)	21,202,806	1,753,996	2,985,877
Contract owners’ equity beginning of period	14,876,200	16,046,069	3,418,418	3,445,317	43,822,048	22,619,242	4,862,274	1,876,397

Contract owners’ equity end of period	$14,359,260	$14,876,200	$19,112,081	$3,418,418	$36,199,055	$43,822,048	$6,616,270	$4,862,274

CHANGES IN UNITS:
Beginning units	996,762	1,017,541	139,568	157,563	3,581,446	1,882,396	343,498	142,575
Units purchased	248,020	97,285	633,251	31,120	144,542	2,710,642	188,243	210,294
Units redeemed	(192,206)	(118,064)	(45,995)	(49,115)	(557,149)	(1,011,592)	(34,535)	(9,371)

Ending units	1,052,576	996,762	726,824	139,568	3,168,839	3,581,446	497,206	343,498

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WRRESP		WRSTP		SVDF		SVOF
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$83,227	$51,076	$(23,249)	$(25,619)	$(19,554)	$(18,913)	$(8,537)	$(16,728)
Realized gain (loss) on investments	236,892	89,230	645,325	2,006,514	929,488	996,564	1,706,484	1,171,379
Change in unrealized gain (loss) on investments	(870,992)	1,080,802	(1,996,424)	(2,971,725)	(3,499,131)	(2,879,436)	(2,911,383)	(168,935)
Reinvested capital gains	857,574	317,731	932,305	1,491,163	2,319,407	1,921,854	935,022	-

Net increase (decrease) in contract owners’ equity resulting from operations	306,701	1,538,839	(442,043)	500,333	(269,790)	20,069	(278,414)	985,716

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	946,173	694,870	1,466,721	1,984,836	1,018,582	541,249	17,401	242
Transfers between funds	(1,771,487)	1,764,313	(1,032,658)	(866,920)	957,625	224,573	(3,185,090)	(1,272,711)
Surrenders (note 6)	(358,538)	(41,449)	(921,060)	(419,799)	(569,089)	(264,087)	(191,824)	(224,383)
Death Benefits (note 4)	(932)	(2,543)	(79,327)	(40,098)	(666)	(2,250)	(1,651)	(102,944)
Net policy repayments (loans) (note 5)	(16,890)	9,734	(595,179)	(87,947)	55,119	(31,844)	-	-
Deductions for surrender charges (note 2d)	-	-	-	-	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(142,397)	(134,884)	(345,690)	(353,394)	(181,876)	(149,289)	(97,930)	(111,179)
Asset charges (note 3):
FPVUL & VEL contracts	(7,148)	(6,614)	(11,751)	(12,526)	(12,014)	(10,152)	(17)	-
MSP contracts	-	-	-	-	-	-	-	-
SL contracts or LSFP contracts	-	-	-	-	-	-	-	-
Adjustments to maintain reserves	12	(9)	(32)	12	(8)	(39)	11	(12)

Net equity transactions	(1,351,207)	2,283,418	(1,518,976)	204,164	1,267,673	308,161	(3,459,100)	(1,710,987)

Net change in contract owners’ equity	(1,044,506)	3,822,257	(1,961,019)	704,497	997,883	328,230	(3,737,514)	(725,271)
Contract owners’ equity beginning of period	8,001,317	4,179,060	17,025,165	16,320,668	15,266,230	14,938,000	9,224,502	9,949,773

Contract owners’ equity end of period	$6,956,811	$8,001,317	$15,064,146	$17,025,165	$16,264,113	$15,266,230	$5,486,988	$9,224,502

CHANGES IN UNITS:
Beginning units	387,600	263,504	811,657	800,093	867,277	850,849	379,694	451,113
Units purchased	119,057	139,371	73,859	150,797	140,784	136,424	7,003	398
Units redeemed	(183,182)	(15,275)	(144,962)	(139,233)	(69,842)	(119,996)	(152,657)	(71,817)

Ending units	323,475	387,600	740,554	811,657	938,219	867,277	234,040	379,694

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	WFVSCG		OVGS3		FTVDM3		TIF3
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(9,794)	$(9,341)	$-	$-	$-	$-	$-	$-
Realized gain (loss) on investments	379,829	331,507	-	6,146,666	-	(178,966)	-	1,775,372
Change in unrealized gain (loss) on investments	(1,417,695)	(1,095,771)	-	(6,116,637)	-	71,446	-	(1,643,703)
Reinvested capital gains	824,663	582,586	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(222,997)	(191,019)	-	30,029	-	(107,520)	-	131,669

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	404,723	405,791	-	508,370	-	66,349	-	86,421
Transfers between funds	176,013	(576,049)	-	(19,643,906)	-	(3,664,829)	-	(7,161,819)
Surrenders (note 6)	(261,670)	(278,690)	-	(539,824)	-	(63,055)	-	(188,743)
Death Benefits (note 4)	(96,684)	(23,380)	-	(25,068)	-	(6,826)	-	(6,601)
Net policy repayments (loans) (note 5)	(37,501)	(21,407)	-	(85,734)	-	(26,931)	-	11,449
Deductions for surrender charges (note 2d)	(49)	(151)	-	(891)	-	(98)	-	(516)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(131,120)	(138,708)	-	(241,619)	-	(44,799)	-	(68,450)
Asset charges (note 3):
FPVUL & VEL contracts	(6,287)	(6,628)	-	(22,388)	-	(3,728)	-	(6,777)
MSP contracts	(29)	(27)	-	(1,933)	-	(263)	-	(92)
SL contracts or LSFP contracts	(1,143)	(1,110)	-	(2,849)	-	(665)	-	(1,151)
Adjustments to maintain reserves	62	(27)	-	497	-	(1)	-	(95)

Net equity transactions	46,315	(640,386)	-	(20,055,345)	-	(3,744,846)	-	(7,336,374)

Net change in contract owners’ equity	(176,682)	(831,405)	-	(20,025,316)	-	(3,852,366)	-	(7,204,705)
Contract owners’ equity beginning of period	6,377,957	7,209,362	-	20,025,316	-	3,852,366	-	7,204,705

Contract owners’ equity end of period	$6,201,275	$6,377,957	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	389,785	431,204	-	967,069	-	201,488	-	395,070
Units purchased	44,930	50,266	-	22,603	-	4,474	-	5,003
Units redeemed	(44,250)	(91,685)	-	(989,672)	-	(205,962)	-	(400,073)

Ending units	390,465	389,785	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	MIGIC		OGGO		HIBF3		FHISR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$28,322	$18,472	$-	$(7,440)	$-	$243,100	$10,244	$234,363
Realized gain (loss) on investments	738,759	378,879	-	245,602	-	128,895	23,462	12,368
Change in unrealized gain (loss) on investments	(1,017,898)	(216,992)	-	(1,093,736)	-	(21,354)	152,161	(202,096)
Reinvested capital gains	297,947	198,422	-	1,263,769	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	47,130	378,781	-	408,195	-	350,641	185,867	44,635

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	32,802	146,268	-	11,898	-	149,058	109,650	342,536
Transfers between funds	(3,469,871)	(430,420)	-	(4,395,552)	-	(10,809,650)	(4,116,118)	(113,596)
Surrenders (note 6)	(20,633)	(168,220)	-	(20,928)	-	(296,168)	(104,063)	(206,777)
Death Benefits (note 4)	-	(11,856)	-	-	-	(23,683)	(46,591)	(16,039)
Net policy repayments (loans) (note 5)	(23,561)	(40,003)	-	3,188	-	68,193	5,676	40,723
Deductions for surrender charges (note 2d)	-	(407)	-	-	-	(429)	-	(158)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(33,423)	(146,128)	-	(42,923)	-	(141,235)	(64,465)	(196,976)
Asset charges (note 3):
FPVUL & VEL contracts	(3,487)	(14,794)	-	-	-	(10,657)	(4,517)	(14,609)
MSP contracts	(19)	(75)	-	-	-	(267)	(144)	(430)
SL contracts or LSFP contracts	(148)	(690)	-	-	-	(2,107)	(436)	(1,277)
Adjustments to maintain reserves	(10)	14	-	(42)	-	12	1	10

Net equity transactions	(3,518,350)	(666,311)	-	(4,444,359)	-	(11,066,933)	(4,221,007)	(166,593)

Net change in contract owners’ equity	(3,471,220)	(287,530)	-	(4,036,164)	-	(10,716,292)	(4,035,140)	(121,958)
Contract owners’ equity beginning of period	3,471,220	3,758,750	-	4,036,164	-	10,716,292	4,035,140	4,157,098

Contract owners’ equity end of period	$-	$3,471,220	$-	$-	$-	$-	$-	$4,035,140

CHANGES IN UNITS:
Beginning units	129,370	156,129	-	125,039	-	588,722	262,020	272,620
Units purchased	1,906	6,409	-	371	-	10,343	8,488	28,535
Units redeemed	(131,276)	(33,168)	-	(125,410)	-	(599,065)	(270,508)	(39,135)

Ending units	-	129,370	-	-	-	-	-	262,020

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GEM3		GIG3		MVRISC		FOSR
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$38,274	$-	$86,236	$73,528	$34,235	$-	$149,760
Realized gain (loss) on investments	-	143,427	-	820,978	373,021	385,806	2,938,980	(41,746)
Change in unrealized gain (loss) on investments	-	(469,408)	-	(829,620)	(248,986)	(651,455)	(1,887,078)	(1,146,051)
Reinvested capital gains	-	-	-	-	-	-	-	3,172

Net increase (decrease) in contract owners’ equity resulting from operations	-	(287,707)	-	77,594	197,563	(231,414)	1,051,902	(1,034,865)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	176,345	-	43,348	217	107,797	219,069	743,941
Transfers between funds	-	(8,504,376)	-	(4,227,349)	(3,009,796)	(800,616)	(12,128,561)	101,466
Surrenders (note 6)	-	(109,584)	-	(130,298)	(2,478)	(38,695)	(156,651)	(693,243)
Death Benefits (note 4)	-	(15,161)	-	(9,858)	(5,675)	(105,769)	(41,811)	(189,589)
Net policy repayments (loans) (note 5)	-	29,637	-	4,368	(764)	(533,375)	(872)	(6,352)
Deductions for surrender charges (note 2d)	-	(330)	-	(13)	-	-	(257)	(1,208)
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(102,112)	-	(36,950)	(11,603)	(56,609)	(151,836)	(478,496)
Asset charges (note 3):
FPVUL & VEL contracts	-	(7,945)	-	(3,638)	(50)	(268)	(14,102)	(45,583)
MSP contracts	-	(2,047)	-	(260)	-	-	(246)	(769)
SL contracts or LSFP contracts	-	(1,214)	-	(535)	-	-	(1,303)	(4,235)
Adjustments to maintain reserves	-	278	-	1	-	(3)	253	295

Net equity transactions	-	(8,536,509)	-	(4,361,184)	(3,030,149)	(1,427,538)	(12,276,317)	(573,773)

Net change in contract owners’ equity	-	(8,824,216)	-	(4,283,590)	(2,832,586)	(1,658,952)	(11,224,415)	(1,608,638)
Contract owners’ equity beginning of period	-	8,824,216	-	4,283,590	2,832,586	4,491,538	11,224,415	12,833,053

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$2,832,586	$-	$11,224,415

CHANGES IN UNITS:
Beginning units	-	452,954	-	430,241	288,102	423,329	677,999	711,787
Units purchased	-	12,594	-	4,878	12,816	16,854	15,479	64,174
Units redeemed	-	(465,548)	-	(435,119)	(300,918)	(152,081)	(693,478)	(97,962)

Ending units	-	-	-	-	-	288,102	-	677,999

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	GVIX6		NVMIG3		GVDIV3		ACVVS1
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$-	$26,047	$-	$194,083	$-	$128,266	$-	$(939)
Realized gain (loss) on investments	-	258,867	-	5,975,888	-	417,375	-	208,032
Change in unrealized gain (loss) on investments	-	(261,062)	-	(5,991,197)	-	(581,553)	-	(421,378)
Reinvested capital gains	-	-	-	-	-	-	-	177,380

Net increase (decrease) in contract owners’ equity resulting from operations	-	23,852	-	178,774	-	(35,912)	-	(36,905)

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	-	24,173	-	250,196	-	67,956	-	36,911
Transfers between funds	-	(1,757,795)	-	(17,120,971)	-	(5,511,020)	-	(1,654,580)
Surrenders (note 6)	-	(1,973)	-	(363,368)	-	(31,743)	-	-
Death Benefits (note 4)	-	-	-	(32,750)	-	(4,168)	-	(19,785)
Net policy repayments (loans) (note 5)	-	468	-	(62,219)	-	(8,032)	-	-
Deductions for surrender charges (note 2d)	-	-	-	(142)	-	(188)	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	-	(9,335)	-	(239,683)	-	(58,810)	-	(9,425)
Asset charges (note 3):
FPVUL & VEL contracts	-	(818)	-	(18,976)	-	(5,759)	-	(80)
MSP contracts	-	(16)	-	(793)	-	(61)	-	251
SL contracts or LSFP contracts	-	(633)	-	(1,762)	-	(889)	-	-
Adjustments to maintain reserves	-	4	-	3	-	(116)	-	3

Net equity transactions	-	(1,745,925)	-	(17,590,465)	-	(5,552,830)	-	(1,646,705)

Net change in contract owners’ equity	-	(1,722,073)	-	(17,411,691)	-	(5,588,742)	-	(1,683,610)
Contract owners’ equity beginning of period	-	1,722,073	-	17,411,691	-	5,588,742	-	1,683,610

Contract owners’ equity end of period	$-	$-	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	-	145,428	-	1,431,105	-	437,468	-	90,579
Units purchased	-	2,150	6	23,713	-	6,916	-	2,351
Units redeemed	-	(147,578)	(6)	(1,454,818)	-	(444,384)	-	(92,930)

Ending units	-	-	-	-	-	-	-	-

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2015 and 2014

	AMFAS		FTVGI3		CVSSE		0
	2015	2014	2015	2014	2015	2014	2015	2014
Investment activity:
Net investment income (loss)	$(563)	$(1,989)	$-	$-	$-	$205	$-	$-
Realized gain (loss) on investments	(216,041)	615,917	-	(33,906)	-	13,924	-	-
Change in unrealized gain (loss) on investments	(56,197)	(749,617)	-	134,201	-	(41,847)	-	-
Reinvested capital gains	260,397	147,915	-	-	-	25,252	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(12,404)	12,226	-	100,295	-	(2,466)	-	-

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	53,035	106,830	-	75,421	-	-	-	-
Transfers between funds	(1,593,065)	(1,359,258)	-	(10,989,799)	-	(284,825)	-	-
Surrenders (note 6)	(71,960)	(79,063)	-	(184,499)	-	-	-	-
Death Benefits (note 4)	(10,200)	(8,113)	-	(2,971)	-	-	-	-
Net policy repayments (loans) (note 5)	(11,060)	(15,965)	-	22,772	-	-	-	-
Deductions for surrender charges (note 2d)	(77)	(26)	-	(167)	-	-	-	-
Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(35,943)	(44,828)	-	(104,739)	-	(780)	-	-
Asset charges (note 3):
FPVUL & VEL contracts	(3,123)	(3,679)	-	(8,801)	-	-	-	-
MSP contracts	(50)	(67)	-	(272)	-	-	-	-
SL contracts or LSFP contracts	(203)	(339)	-	(1,286)	-	-	-	-
Adjustments to maintain reserves	(13)	6	-	5	-	7	-	-

Net equity transactions	(1,672,659)	(1,404,502)	-	(11,194,336)	-	(285,598)	-	-

Net change in contract owners’ equity	(1,685,063)	(1,392,276)	-	(11,094,041)	-	(288,064)	-	-
Contract owners’ equity beginning of period	1,685,063	3,077,339	-	11,094,041	-	288,064	-	-

Contract owners’ equity end of period	$-	$1,685,063	$-	$-	$-	$-	$-	$-

CHANGES IN UNITS:
Beginning units	76,374	145,700	-	535,931	-	11,383	-	-
Units purchased	9,390	5,614	-	3,886	-	1,258	-	-
Units redeemed	(85,764)	(74,940)	-	(539,817)	-	(12,641)	-	-

Ending units	-	76,374	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

NOTES TO FINANCIAL STATEMENTS
December 31, 2015

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Account is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for contracts is through wholesalers and brokers.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

AB FUNDS

VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)

AMERICAN CENTURY INVESTORS, INC.

VP Inflation Protection Fund - Class I (ACVIP1)

AMERICAN FUNDS GROUP (THE)

Asset Allocation Fund - Class 2 (AMVAA2)

Bond Fund - Class 2 (AMVBD2)

Global Small Capitalization Fund - Class 2 (AMVGS2)

Growth Fund - Class 2 (AMVGR2)

International Fund - Class 2 (AMVI2)

BLACKROCK FUNDS

Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)

Large Cap Core V.I. Fund - Class II (MLVLC2)

Global Allocation V.I. Fund - Class II (MLVGA2)

CALVERT GROUP

VP S&P 500 Index Portfolio (CVSPIP)

DAVIS FUNDS

Value Portfolio (DAVVL)

DELAWARE GROUP

VIP Emerging Markets Series: Service Class (DWVEMS)

VIP Small Cap Value Series: Service Class (DWVSVS)

DIMENSIONAL FUND ADVISORS INC.

VA International Small Portfolio (DFVIS)

VA U.S. Targeted Value Portfolio (DFVUTV)

DREYFUS CORPORATION

Stock Index Fund, Inc. - Initial Shares (DSIF)

Stock Index Fund, Inc. - Service Shares (DSIFS)*

Socially Responsible Growth Fund Inc - Initial Shares (DSRG)

EATON VANCE FUNDS

Floating-Rate Income Fund (ETVFR)

FIDELITY INVESTMENTS

VIP Freedom Fund 2015 Portfolio: Service Class 2 (FF15S2)*

FRANKLIN TEMPLETON DISTRIBUTORS, INC.

VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)

GOLDMAN SACHS ASSET MANAGEMENT GROUP

Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)

INVESCO INVESTMENTS

Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)

Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)

J.P. MORGAN INVESTMENT MANAGEMENT INC.

Mid Cap Value Portfolio: Class 1 (JPMMV1)

Small Cap Core Portfolio 1 (JPSCE1)

Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*

Insurance Trust Intrepid Mid Cap Portfolio: Class 1 (OGDMP)*

Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*

JANUS FUNDS

Balanced Portfolio: Service Shares (JABS)

Flexible Bond Portfolio: Service Shares (JAFBS)

Forty Portfolio: Service Shares (JACAS)

Global Technology Portfolio: Service Shares (JAGTS)

Overseas Portfolio: Service Shares (JAIGS)

Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)

LAZARD FUNDS

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)

LORD ABBETT FUNDS

Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)

Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)

Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)

M FUNDS

M Large Cap Value Fund (MFBOV)*

M Capital Appreciation Fund (MFFCA)*

M International Equity Fund (MFBIE)*

M Large Cap Growth Fund (MFTCG)*

MASSACHUSETTS FINANCIAL SERVICES CO.

VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)

MFS Bond Portfolio - Service Class (MVBDS)*

Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial  Class (MV2IGI)

Var Insurance Trust II - MFS Research International Portfolio: Service  Class (MV2RIS)

Variable Insurance Trust - MFS New Discovery Series - Intital Class  (MNDIC)

New Discovery Series - Service Class (MNDSC)

Value Series - Initial Class (MVFIC)

Value Series - Service Class (MVFSC)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Variable Insurance Trust II - MFS International Value Portfolio -  Service Class (MVIVSC)

MORGAN STANLEY

Core Plus Fixed Income Portfolio - Class I (MSVFI)

Emerging Markets Debt Portfolio - Class I (MSEM)

Emerging Markets Debt Portfolio - Class II (MSEMB)*

Global Real Estate Portfolio - Class II (VKVGR2)

Mid Cap Growth Portfolio - Class II (MSVMG2)*

Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class  I (MSVMG)

Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)

U.S. Real Estate Portfolio - Class I (MSVRE)

NATIONWIDE FUNDS GROUP

NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)*

NVIT Investor Destinations Managed Growth Class I (IDPG)

NVIT Cardinal Managed Growth and Income Class I (NCPGI)*

NVIT Cardinal Managed Growth Class I (NCPG)

NVIT Bond Index Fund Class I (NVBX)

NVIT International Index Fund Class I (NVIX)

American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)

American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)

American Funds NVIT Bond Fund - Class II (GVABD2)

American Funds NVIT Global Growth Fund - Class II (GVAGG2)

American Funds NVIT Growth Fund - Class II (GVAGR2)

American Funds NVIT Growth-Income Fund - Class II (GVAGI2)

Federated NVIT High Income Bond Fund - Class I (HIBF)

NVIT Emerging Markets Fund - Class I (GEM)

NVIT International Equity Fund - Class I (GIG)

Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)

Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)

Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)

Neuberger Berman NVIT Socially Responsible Fund - Class II (NVNSR2)*

NVIT Cardinal Aggressive Fund - Class I (NVCRA1)

NVIT Cardinal Balanced Fund - Class I (NVCRB1)

NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)

NVIT Cardinal Conservative Fund - Class I (NVCCN1)

NVIT Cardinal Moderate Fund - Class I (NVCMD1)

NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)

NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)

NVIT Core Bond Fund - Class I (NVCBD1)

NVIT Core Plus Bond Fund - Class I (NVLCP1)

NVIT Nationwide Fund - Class I (TRF)

NVIT Government Bond Fund - Class I (GBF)

American Century NVIT Growth Fund - Class I (CAF)

NVIT International Index Fund - Class II (GVIX2)

NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)

NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)

NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)

NVIT Investor Destinations Conservative Fund - Class II (GVIDC)

NVIT Investor Destinations Moderate Fund - Class II (GVIDM)

NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)

NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)

NVIT Mid Cap Index Fund - Class I (MCIF)

NVIT Mid Cap Index Fund - Class II (MCIF2)*

NVIT Money Market Fund - Class I (SAM)

NVIT Money Market Fund - Class V (SAM5)

NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)

NVIT Multi-Manager International Value Fund - Class I (GVDIVI)

NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)

NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)

NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)

NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)

NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)

NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)

NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)

NVIT Multi-Manager Small Company Fund - Class I (SCF)

NVIT Multi-Sector Bond Fund - Class I (MSBF)

NVIT Short Term Bond Fund - Class I (NVSTB1)

NVIT Short Term Bond Fund - Class II (NVSTB2)

NVIT Large Cap Growth Fund - Class I (NVOLG1)

Templeton NVIT International Value Fund - Class III (NVTIV3)

Invesco NVIT Comstock Value Fund - Class I (EIF)

NVIT Real Estate Fund - Class I (NVRE1)

Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)

Loring Ward NVIT Moderate Fund - Class P (NVLMP)

NVIT Small Cap Index Fund Class II (NVSIX2)

NVIT S&P 500 Index Fund Class I (GVEX1)

NORTHERN LIGHTS

TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)

TOPS Managed Risk Growth ETF Portfolio - Class 3 (NOTG3)*

TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)

PORTFOLIOS OF THE ALLIANCEBERNSTEIN VARIABLE PRODUCTS SERIES FUND, INC

VPS Growth and Income Portfolio - Class A (ALVGIA)

VPS Growth and Income Portfolio - Class B (ALVGIB)*

VPS International Value Portfolio - Class A (ALVIVA)

VPS International Value Portfolio - Class B (ALVIVB)*

VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)

VPS Small/Mid Cap Value Portfolio - Class B (ALVSVB)*

PORTFOLIOS OF THE AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

VP Capital Appreciation Fund - Class I (ACVCA)

VP Income & Growth Fund - Class I (ACVIG)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Inflation Protection Fund - Class II (ACVIP2)

VP International Fund - Class I (ACVI)

VP Mid Cap Value Fund - Class I (ACVMV1)

VP Mid Cap Value Fund - Class II (ACVMV2)*

VP Ultra(R) Fund - Class I (ACVU1)

VP Value Fund - Class I (ACVV)

VP Value Fund - Class II (ACVV2)*

PORTFOLIOS OF THE DREYFUS INVESTMENT PORTFOLIOS

MidCap Stock Portfolio - Initial Shares (DVMCS)

Small Cap Stock Index Portfolio - Service Shares (DVSCS)

PORTFOLIOS OF THE DREYFUS VARIABLE INVESTMENT FUND

Appreciation Portfolio - Initial Shares (DCAP)

Appreciation Portfolio - Service Shares (DCAPS)*

Opportunistic Small Cap Portfolio: Initial Shares (DSC)

International Value Portfolio - Initial Shares (DVIV)

PORTFOLIOS OF THE DWS INVESTMENTS VARIABLE INSURANCE TRUST

Small Cap Index VIP - Class A (BISCI)*

Variable Series II - DWS Small Mid Cap Value VIP - Class B  (SVSSVB)

Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)

PORTFOLIOS OF THE FEDERATED INSURANCE SERIES

Managed Tail Risk Fund II: Primary Shares (FVCA2P)

Quality Bond Fund II - Primary Shares (FQB)

Quality Bond Fund II - Service Shares (FQBS)*

PORTFOLIOS OF THE FIDELITY(R) VARIABLE INSURANCE PRODUCTS

VIP Contrafund(R) Portfolio - Service Class (FCS)

VIP Energy Portfolio - Service Class 2 (FNRS2)

VIP Equity-Income Portfolio - Service Class (FEIS)

VIP Equity-Income Portfolio - Service Class 2 (FEI2)*

VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)

VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)

VIP Freedom Fund 2020 Portfolio - Service Class 2 (FF20S2)*

VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)

VIP Freedom Fund 2030 Portfolio - Service Class 2 (FF30S2)*

VIP Freedom Income Fund Portfolio - Service Class (FFINS)

VIP Growth & Income Portfolio - Service Class (FGIS)*

VIP Growth Opportunities Portfolio - Service Class (FGOS)

VIP Growth Portfolio - Service Class (FGS)

VIP Growth Portfolio - Service Class 2 (FG2)*

VIP High Income Portfolio - Service Class (FHIS)

VIP Index 500 Portfolio - Initial Class (FIP)

VIP Investment Grade Bond Portfolio - Service Class (FIGBS)

VIP Investment Grade Bond Portfolio - Service Class 2 (FIGBP2)*

VIP Mid Cap Portfolio - Service Class (FMCS)

VIP Mid Cap Portfolio - Service Class 2 (FMC2)*

VIP Overseas Portfolio - Service Class (FOS)

VIP Value Strategies Portfolio - Service Class (FVSS)

VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)

VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)

VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class 2  (FF25S2)*

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)

VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class 2  (FF40S2)*

PORTFOLIOS OF THE FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRU

Franklin Income Securities Fund - Class 2 (FTVIS2)

Rising Dividends Securities Fund - Class 1 (FTVRDI)

Small Cap Value Securities Fund - Class 1 (FTVSVI)

Small Cap Value Securities Fund - Class 2 (FTVSV2)

Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)

Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)

Templeton Foreign Securities Fund - Class 1 (TIF)

Templeton Foreign Securities Fund - Class 2 (TIF2)

Templeton Global Bond Securities Fund - Class 2 (FTVGI2)

VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)

PORTFOLIOS OF THE GOLDMAN SACHS VARIABLE INSURANCE TRUST

Mid Cap Value- Institutional Shares (GVMCE)

Goldman Sachs Structured Small Cap Equity Fund (GVCSE)

VIT Growth Opportunities Fund - Service Shares (GVGOPS)

PORTFOLIOS OF THE LEGG MASON PARTNERS VARIABLE EQUITY TRUST

ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)

PORTFOLIOS OF THE LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

Baron Growth Opportunities Fund Service Class (BNCAI)

PORTFOLIOS OF THE NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

Short Duration Bond Portfolio - I Class Shares (AMTB)

Guardian Portfolio - I Class Shares (AMGP)

International Portfolio - S Class Shares (AMINS)

Mid-Cap Growth Portfolio - I Class Shares (AMCG)

Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)

Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I  (AMRI)

Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class S  (AMRS)*

Socially Responsive Portfolio - I Class Shares (AMSRS)

PORTFOLIOS OF THE OPPENHEIMER VARIABLE ACCOUNT FUNDS

Oppenheimer Capital Appreciation Fund/VA - Service Class (OVCAFS)*

Capital Appreciation Fund/VA - Non-Service Shares (OVGR)

Global Securities Fund/VA - Non-Service Shares (OVGS)

Global Securities Fund/VA - Service Class (OVGSS)*

International Growth Fund/VA - Non-Service Shares (OVIG)

Main Street Fund(R)/VA - Non-Service Shares (OVGI)

Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)

Global Strategic Income Fund/VA: Non-service Shares (OVSB)

PORTFOLIOS OF THE PIMCO VARIABLE INSURANCE TRUST

All Asset Portfolio - Administrative Class (PMVAAA)

CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)

Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)

Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)

Low Duration Portfolio - Administrative Class (PMVLDA)

Real Return Portfolio - Administrative Class (PMVRRA)

Total Return Portfolio - Administrative Class (PMVTRA)

PORTFOLIOS OF THE PIONEER VARIABLE CONTRACTS TRUST

Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)

Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)

Pioneer High Yield VCT Portfolio - Class II Shares (PIHYB2)*

PORTFOLIOS OF THE PUTNAM VARIABLE TRUST

VT Growth & Income Fund: Class IB (PVGIB)

VT International Equity Fund: Class IB (PVTIGB)

VT Small Cap Value Fund: Class IB (PVTSCB)

VT Voyager Fund: Class IB (PVTVB)

PORTFOLIOS OF THE INVESCO INVESTMENTS TRUST

VI American Franchise Fund - Series II Shares (ACEG2)*

VI Growth and Income Fund - Series I Shares (ACGI)

VI Growth and Income Fund - Series II Shares (VKLGI2)*

VI American Value Fund: Series I Shares (MSVMV)*

VI American Franchise Fund - Series I Shares (ACEG)

VI Value Opportunities Fund - Series I Shares (AVBVI)

VI High Yield Fund - Series I Shares (AVHY1)

VI International Growth Fund - Series I Shares (AVIE)

VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)

VI Small Cap Equity Fund - Series I Shares (AVSCE)

ROYCE CAPITAL FUNDS

Micro-Cap Portfolio - Investment Class (ROCMC)

Small-Cap Portfolio - Investment Class (ROCSC)*

GUGGENHEIM INVESTMENTS

Variable Fund - Multi-Hedge Strategies (RVARS)

T. ROWE PRICE

Blue Chip Growth Portfolio - II (TRBCG2)*

Equity Income Portfolio - II (TREI2)

Health Sciences Portfolio - II (TRHS2)

Limited-Term Bond Portfolio (TRLT1)

Limited-Term Bond Portfolio - II (TRLT2)

Mid-Cap Growth Portfolio - II (TRMCG2)

New America Growth Portfolio (TRNAG1)

Personal Strategy Balanced Portfolio (TRPSB1)

Blue Chip Growth Portfolio (TRBCGP)

VAN ECK ASSOCIATES CORPORATION

VIP Trust Emerging Markets Fund - Initial Class (VWEM)

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)

VANGUARD GROUP OF INVESTMENT COMPANIES

Variable Insurance Fund - Balanced Portfolio (VVB)

Insurance Fund - Capital Growth Portfolio (VVCG)

Variable Insurance Fund - Diversified Value Portfolio (VVDV)

Variable Insurance Fund - International Portfolio (VVI)

Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)

Variable Insurance Fund - REIT Index Portfolio (VVREI)

Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)

Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)

Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)

WADDELL & REED, INC.

Variable Insurance Portfolios - Asset Strategy (WRASP)

Variable Insurance Portfolios - Growth (WRGP)

Variable Insurance Portfolios - High Income (WRHIP)

Variable Insurance Portfolios - Mid Cap Growth (WRMCG)

Variable Insurance Portfolios - Real Estate Securities (WRRESP)

Variable Insurance Portfolios - Science and Technology (WRSTP)

WELLS FARGO FUNDS

Advantage VT Discovery Fund (SVDF)

Advantage VT Opportunity Fund - Class 2 (SVOF)

Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)

*	At December 31, 2015, contract owners were not invested in this fund.

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a contract owner due to a contract cancellation during the free look period, and/or if a gain is realized by the contract owner during the free look period.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2015 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(f) Recently Issued Accounting Standards

There are no recently issued accounting standards applicable to the Account.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the Securities Exchange Commission (SEC), and no subsequent events have occurred requiring accrual or disclosure.

(2) Policy Charges

(a) Deductions from Premium

For individual flexible premium and survivorship contracts, the Company deducts a minimum of 4.0% to a maximum of 8.5% of all premiums received to cover premium tax and sales expense. The Company may, at its sole discretion, reduce the sales loading portion of the premium load.

There are no deductions from premium on modified single premium contracts.

For the Corporate Series, the Company deducts a front-end sales load from each premium payment received to compensate us for our sales expenses and premium taxes, and certain actual expenses, including acquisition costs. The Company may reduce this charge where the size or nature of the group results in savings in sales, underwriting, or administrative costs. Variations due to differences in costs are determined in a manner not unfairly discriminatory to policy owners.

For Future Corporate Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% from each premium payment received.

For Future Executive Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 12% (5.5% starting in the sixth policy year) from each premium payment received.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life this charge is guaranteed not to exceed 10% from each premium payment received.

For the periods ended December 31, 2015 and 2014, total front-end sales charge deductions were $11,857,145 and $ 12,292,497, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For The Best of America® Next Generation, ChoiceLifeSM and all flexible premium survivorship contracts, the Company currently deducts a minimum monthly administration charge (for ProtectionSM flexible premium contracts this is known as the “monthly expense charge”) of $5 per policy month to a maximum of $10 per policy month to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed monthly against each contract by liquidating units. For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship Life contracts, there is an additional administrative (per specified amount) charge assessed to reimburse us for sales, underwriting, distribution and issuance costs. This charge is deducted from the policy’s Cash Value. During the first ten years from the Policy Date, the current monthly charge is $0.04 per $1,000 of Specified Amount, subject to a minimum charge of $20 and a maximum charge of $80 per month. These rates represent the maximum guaranteed charge for all years. After the tenth year from the Policy Date, the current monthly charge is $0.02 per $1,000 of Specified Amount with a $10 minimum and $40 maximum charge.

For The Best of America® ChoiceLifeSM Survivorship II, Next GenerationSM Survivorship Life, The Best of America® Protection Survivorship Life and The Best of America® ChoiceLifeSM Protection contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of Specified Amount. These charges are assessed monthly against each contract by liquidating units.

For modified single preimum contracts, for all states other than New York, the Company currently deducts a minimum monthly administration charge of $10 per policy per month. The actual charge is determined by multiplying 0.30% on an annualized basis by the policy’s cash value. This charge may be reduced to 0.15% on an annualized basis for policy years 11 and later. In New York, this charge is assessed in all policy years, with a maximum charge of $7.50 per month. These charges are assessed monthly against each contract by liquidating units.

For ProtectionSM flexible premium contracts, the Company deducts a policy expense per $1,000 of specified amount charge for the first two policy years. This charge varies with the age of the insured and will not exceed $0.30 per $1,000 of specified amount. For last survivor contracts, the Company deducts a per $1,000 of specified amount charge for the first 3 policy years. This charge varies with the age of the insured and will not exceed $0.40 per $1,000 of specified amount. These charges are assessed monthly against each contract by liquidating units.

For the Corporate Series, the Company deducts a monthly administrative expense charge to recover policy maintenance, accounting, record keeping and other administrative expenses. These charges are assessed against each contract by liquidating units. Currently, this monthly charge $5 per policy in all policy years (guaranteed not to exceed $10 per policy). We also deduct a per $1,000 of specified amount charge to compensate us for sales, underwriting, distribution and issuance of the policy. This charge is assessed monthly against each contract by liquidating units. This charge varies depending on the total specified amount. For Future Corporate Flexible Premium Variable Universal Life, the Company deducts a per $1,000 of specified amount that will not exceed $0.40 per $1,000 of specified amount, unless the policy is issued in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed charge is $0.085 of specified amount. For Next Generation Corporate Owned Flexible Premium Variable Universal Life and Future Executive Corporate Flexible Premium Variable Universal Life the Company deducts a per $1,000 of specified amount charge that will not exceed $0.40 per $1,000 of specified amount.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For individual flexible premium, flexible premium survivorship and modified single premium and corporate contracts (such as Variable Executive Life), the charge is 100% of the initial surrender charge in the first year, and declines a specified amount in subsequent years to 0% of the initial surrender charge in the ninth year or later. The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

For the Corporate Series, contracts do not currently assess surrender charges.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

(a) Modified Single Premium Contracts (MSP)

For modified single premium contracts, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the sub-accounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the sub-accounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each contract by liquidating units.

(b) Flexible Premium and Variable Executive Life Contracts (FPVUL and VEL)

For Best of America® The Next Generation and ChoiceLifeSM contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units. For Choice Life ProtectionSM contracts and Best of America® ProtectionSM contracts, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(c) Survivorship Life Contracts (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship contracts, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life contracts, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each contract by liquidating units.

(d) Corporate Contracts (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter. This charge is assessed monthly against each contract by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Account. Currently, this rate will not exceed 0.60%. This charge is assessed monthly against each contract by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For last survivor flexible premium contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest credited back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account tothe Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Change in Contract Owner’s Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2015 and 2014, total transfers into the Account from the fixed account were $46,415,343 and $50,889,251, respectively, and total transfers from the Account to the fixed account were $92,646,180 and $72,081,458, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

•

Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

•

Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

•

Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2015.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2015:

	Level 1	Level 2	Level 3	Total
Separate Account Investments	$4,526,556,586	$-	$-	$4,526,556,586

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015 are as follows:

	Purchases of Investments	Sales of Investments
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)	$33,251	$11,552
VP Inflation Protection Fund - Class I (ACVIP1)	6,124,117	1,084,153
Asset Allocation Fund - Class 2 (AMVAA2)	2,912,191	553,514
Bond Fund - Class 2 (AMVBD2)	2,597,336	752,064
Global Small Capitalization Fund - Class 2 (AMVGS2)	772,913	1,712,269
Growth Fund - Class 2 (AMVGR2)	7,978,614	13,434,542
International Fund - Class 2 (AMVI2)	2,561,324	1,399,744
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund- Class I (BRVHYI)	4,294,423	873,148
Large Cap Core V.I. Fund - Class II (MLVLC2)	1,675,977	2,541,002
Global Allocation V.I. Fund - Class II (MLVGA2)	2,076,679	2,709,979
VP S&P 500 Index Portfolio (CVSPIP)	2,547,268	2,430,553
Value Portfolio (DAVVL)	774,117	799,336
VIP Emerging Markets Series: Service Class (DWVEMS)	1,315,912	167,510
VIP Small Cap Value Series: Service Class (DWVSVS)	5,989,370	5,130,298
VA International Small Portfolio (DFVIS)	1,454,400	340,081
VA U.S. Targeted Value Portfolio (DFVUTV)	2,543,581	241,345
Stock Index Fund, Inc. - Initial Shares (DSIF)	76,707,331	57,300,103
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)	2,077,151	1,834,565
Floating-Rate Income Fund (ETVFR)	8,830,076	9,509,900
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	7,015,746	4,132,177
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)	20,892	29,565
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)	1,974,238	1,543,722
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	371,798	36,918
Mid Cap Value Portfolio: Class 1 (JPMMV1)	9,436,632	2,692,604
Small Cap Core Portfolio 1 (JPSCE1)	44,016	565
Balanced Portfolio: Service Shares (JABS)	7,548,198	5,979,928
Flexible Bond Portfolio: Service Shares (JAFBS)	17,198,893	8,872,122
Forty Portfolio: Service Shares (JACAS)	13,860,035	8,924,393
Global Technology Portfolio: Service Shares (JAGTS)	4,374,134	4,283,714
Overseas Portfolio: Service Shares (JAIGS)	3,008,288	7,680,935
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)	893,541	556,197

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)	$11,705,329	$6,125,902
Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)	381,984	53,543
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)	239,429	1,255,425
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)	7,547,824	500,338
VIT II - MFS Blended Research Core Equity Portfolio- Service Class (MVBRES)	1,151,140	272,016
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)	3,713,607	525,621
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	3,501,766	327,254
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)	110,097	221,552
New Discovery Series - Service Class (MNDSC)	322,481	1,052,017
Value Series - Initial Class (MVFIC)	2,291,379	1,544,866
Value Series - Service Class (MVFSC)	18,458,193	7,471,185
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)	22,741,605	10,167,656
Core Plus Fixed Income Portfolio - Class I (MSVFI)	403,034	443,368
Emerging Markets Debt Portfolio - Class I (MSEM)	3,346,470	6,113,574
Global Real Estate Portfolio - Class II (VKVGR2)	1,891,613	1,228,495
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio- Class I (MSVMG)	4,239,862	5,782,988
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)	431,806	291,079
U.S. Real Estate Portfolio - Class I (MSVRE)	5,462,826	5,759,620
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)	23	24
NVIT Investor Destinations Managed Growth Class I (IDPG)	47,789	1,230
NVIT Cardinal Managed Growth Class I (NCPG)	6,203	2,570
NVIT Bond Index Fund Class I (NVBX)	42,732,849	2,207,631
NVIT International Index Fund Class I (NVIX)	13,756,409	4,322,858
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)	6,173,230	3,390,565
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)	1,862,812	923,988
American Funds NVIT Bond Fund - Class II (GVABD2)	163,768	184,701
American Funds NVIT Global Growth Fund - Class II (GVAGG2)	2,461,726	748,156
American Funds NVIT Growth Fund - Class II (GVAGR2)	836,127	1,272,434
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)	374,309	519,939
Federated NVIT High Income Bond Fund - Class I (HIBF)	6,591,829	5,836,626
NVIT Emerging Markets Fund - Class I (GEM)	1,513,133	2,054,291
NVIT International Equity Fund - Class I (GIG)	8,421,119	4,480,952
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)	8,636	46,061
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)	1,613,454	1,783,866
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)	97,806	115,852
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)	1,902,019	2,069,451
NVIT Cardinal Balanced Fund - Class I (NVCRB1)	13,951,318	3,110,844
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)	2,069,481	2,784,872
NVIT Cardinal Conservative Fund - Class I (NVCCN1)	1,752,807	2,913,146
NVIT Cardinal Moderate Fund - Class I (NVCMD1)	1,946,404	1,810,913
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)	1,689,856	1,203,982
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)	2,362,790	887,577
NVIT Core Bond Fund - Class I (NVCBD1)	823,934	782,408
NVIT Core Plus Bond Fund - Class I (NVLCP1)	1,010,037	982,326
NVIT Nationwide Fund - Class I (TRF)	15,376,594	5,202,807
NVIT Government Bond Fund - Class I (GBF)	8,724,429	16,386,636
American Century NVIT Growth Fund - Class I (CAF)	2,790,992	1,813,720
NVIT International Index Fund - Class II (GVIX2)	440,307	451,417
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)	2,321,571	4,383,253
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)	457,720	831,771
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)	184,776	82,363
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)	4,258,515	4,496,623
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)	8,344,401	10,531,699
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)	7,595,252	8,147,220
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)	2,041,336	2,131,660
NVIT Mid Cap Index Fund - Class I (MCIF)	25,243,976	10,392,146
NVIT Money Market Fund - Class I (SAM)	16,703,841	25,522,050
NVIT Money Market Fund - Class V (SAM5)	113,362,700	110,618,644
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)	1,943,169	1,397,782
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)	557,447	902,652
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)	1,911,964	1,604,944
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)	11,875,117	1,718,770
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)	17,685,947	3,204,316
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)	571,551	264,587
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)	2,589,320	3,147,016
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)	6,295,367	2,457,512
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)	9,343,768	3,902,900
NVIT Multi-Manager Small Company Fund - Class I (SCF)	6,646,722	6,106,994
NVIT Multi-Sector Bond Fund - Class I (MSBF)	1,834,956	2,080,576
NVIT Short Term Bond Fund - Class I (NVSTB1)	6,664,304	16,802,710
NVIT Short Term Bond Fund - Class II (NVSTB2)	553,045	853,516
NVIT Large Cap Growth Fund - Class I (NVOLG1)	20,783,982	12,137,387
Templeton NVIT International Value Fund - Class III (NVTIV3)	527,764	196,380
Invesco NVIT Comstock Value Fund - Class I (EIF)	890,386	1,755,933
NVIT Real Estate Fund - Class I (NVRE1)	9,337,609	8,002,173
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)	23,432	17,874
Loring Ward NVIT Moderate Fund - Class P (NVLMP)	5,441	1,420
NVIT Small Cap Index Fund Class II (NVSIX2)	177,080	93,019
NVIT S&P 500 Index Fund Class I (GVEX1)	2,541,180	839,506
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)	39,908	1,656
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)	11,920	111
VPS Growth and Income Portfolio - Class A (ALVGIA)	6,432,167	7,288,948
VPS International Value Portfolio - Class A (ALVIVA)	1,372,673	1,485,486
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)	6,534,288	3,938,880
VP Capital Appreciation Fund - Class I (ACVCA)	1,038,994	2,019,845
VP Income & Growth Fund - Class I (ACVIG)	2,990,657	4,768,202
VP Inflation Protection Fund - Class II (ACVIP2)	1,456,952	3,921,101
VP International Fund - Class I (ACVI)	3,121,441	3,486,196
VP Mid Cap Value Fund - Class I (ACVMV1)	4,142,624	3,109,682

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VP Ultra(R) Fund - Class I (ACVU1)	$668,340	$1,486,506
VP Value Fund - Class I (ACVV)	11,619,588	14,615,456
MidCap Stock Portfolio - Initial Shares (DVMCS)	1,930,640	2,171,003
Small Cap Stock Index Portfolio - Service Shares (DVSCS)	17,030,968	18,027,850
Appreciation Portfolio - Initial Shares (DCAP)	3,214,833	8,708,799
Opportunistic Small Cap Portfolio: Initial Shares (DSC)	172,133	251,126
International Value Portfolio - Initial Shares (DVIV)	912,401	2,256,663
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)	185,613	663,820
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)	20,446	15,120
Managed Tail Risk Fund II: Primary Shares (FVCA2P)	36,822	72,532
Quality Bond Fund II - Primary Shares (FQB)	2,820,723	4,445,751
VIP Contrafund(R) Portfolio - Service Class (FCS)	10,357,995	31,899,842
VIP Energy Portfolio - Service Class 2 (FNRS2)	1,944,309	1,983,974
VIP Equity-Income Portfolio - Service Class (FEIS)	13,779,076	10,577,903
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)	231,359	477,103
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)	7,949,379	2,296,760
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)	4,484,621	1,369,839
VIP Freedom Income Fund Portfolio - Service Class (FFINS)	386,273	166,785
VIP Growth Opportunities Portfolio - Service Class (FGOS)	296,470	3,097,599
VIP Growth Portfolio - Service Class (FGS)	11,062,250	13,791,178
VIP High Income Portfolio - Service Class (FHIS)	6,307,175	4,524,404
VIP Index 500 Portfolio - Initial Class (FIP)	19,154,584	6,789,455
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)	39,864,467	15,500,430
VIP Mid Cap Portfolio - Service Class (FMCS)	10,382,647	12,412,715
VIP Overseas Portfolio - Service Class (FOS)	13,844,914	4,735,853
VIP Value Strategies Portfolio - Service Class (FVSS)	425,717	2,404,067
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)	100,068	14,947
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)	4,715,468	2,791,591
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)	6,217,683	3,029,358
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)	3,531,756	2,280,835
Franklin Income Securities Fund - Class 2 (FTVIS2)	1,110,721	1,017,056
Rising Dividends Securities Fund - Class 1 (FTVRDI)	3,758,375	2,688,666
Small Cap Value Securities Fund - Class 1 (FTVSVI)	1,709,750	1,542,138
Small Cap Value Securities Fund - Class 2 (FTVSV2)	4,158,622	4,191,660
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)	2,250,331	277,567
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)	811,535	810,647
Templeton Foreign Securities Fund - Class 1 (TIF)	81,625	147,078
Templeton Foreign Securities Fund - Class 2 (TIF2)	7,723,657	4,840,784
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)	1,525,518	2,475,392
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)	100,621	107,442
Mid Cap Value- Institutional Shares (GVMCE)	10,436,455	27,296,083
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)	51,162	22,318
VIT Growth Opportunities Fund - Service Shares (GVGOPS)	1,255,462	871,615
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)	6,612,329	3,702,808
Baron Growth Opportunities Fund Service Class (BNCAI)	1,876,939	3,342,063
Short Duration Bond Portfolio - I Class Shares (AMTB)	999,404	981,868
Guardian Portfolio - I Class Shares (AMGP)	601,165	795,724
Mid-Cap Growth Portfolio - I Class Shares (AMCG)	781,776	1,320,453
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)	1,755,135	650,028
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)	197,270	1,010,787
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)	550,645	424,472
Socially Responsive Portfolio - I Class Shares (AMSRS)	256,445	576,138
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)	3,373,590	5,118,337
Global Securities Fund/VA - Non-Service Shares (OVGS)	14,004,212	13,070,140
International Growth Fund/VA - Non-Service Shares (OVIG)	4,089,292	576,068
Main Street Fund(R)/VA - Non-Service Shares (OVGI)	6,625,580	3,692,299
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)	2,321,823	1,487,319
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)	3,573,719	4,281,711
Global Strategic Income Fund/VA: Non-service Shares (OVSB)	3,032,694	3,618,366
All Asset Portfolio - Administrative Class (PMVAAA)	6,059,116	9,658,750
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)	61,339	31,779
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)	1,066,907	381,258
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)	1,456,524	1,185,092
Low Duration Portfolio - Administrative Class (PMVLDA)	16,860,470	29,548,520
Real Return Portfolio - Administrative Class (PMVRRA)	16,908,093	39,484,323
Total Return Portfolio - Administrative Class (PMVTRA)	24,025,551	102,704,334
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)	1,178,371	1,112,452
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)	1,305,255	2,250,151
VT Growth & Income Fund: Class IB (PVGIB)	133,771	177,909
VT International Equity Fund: Class IB (PVTIGB)	256,137	380,540
VT Small Cap Value Fund: Class IB (PVTSCB)	402,862	174,416
VT Voyager Fund: Class IB (PVTVB)	327,449	242,346
VI Growth and Income Fund - Series I Shares (ACGI)	1,754,982	1,229,822
VI American Franchise Fund - Series I Shares (ACEG)	321,394	152,731
VI Value Opportunities Fund - Series I Shares (AVBVI)	108,297	576,562
VI High Yield Fund - Series I Shares (AVHY1)	3,496,697	3,979,865
VI International Growth Fund - Series I Shares (AVIE)	11,548,218	21,031,203
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	350,451	337,080
VI Small Cap Equity Fund - Series I Shares (AVSCE)	350,673	85,910
Micro-Cap Portfolio - Investment Class (ROCMC)	2,114,549	4,810,479
Variable Fund - Multi-Hedge Strategies (RVARS)	112,317	567,561
Equity Income Portfolio - II (TREI2)	9,379,708	24,823,417
Health Sciences Portfolio - II (TRHS2)	10,042,705	8,177,034
Limited-Term Bond Portfolio (TRLT1)	22,584,148	15,495,507
Mid-Cap Growth Portfolio - II (TRMCG2)	13,893,388	26,647,907
New America Growth Portfolio (TRNAG1)	16,374,126	17,386,077
Personal Strategy Balanced Portfolio (TRPSB1)	3,316,799	3,383,701
Blue Chip Growth Portfolio (TRBCGP)	16,980,066	6,183,141
VIP Trust Emerging Markets Fund - Initial Class (VWEM)	1,794,997	5,268,046

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

VIP Trust Global Hard Assets Fund - Initial Class (VWHA)	$10,963,720	$9,077,073
Variable Insurance Fund - Balanced Portfolio (VVB)	3,267,765	1,893,529
Insurance Fund - Capital Growth Portfolio (VVCG)	11,348,682	1,362,611
Variable Insurance Fund - Diversified Value Portfolio (VVDV)	2,398,313	3,059,044
Variable Insurance Fund - International Portfolio (VVI)	7,873,228	2,196,452
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	15,145,630	2,641,226
Variable Insurance Fund - REIT Index Portfolio (VVREI)	1,410,736	2,221,802
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)	2,796,428	2,309,724
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	1,938,056	1,385,480
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	9,384,733	4,318,907
Variable Insurance Portfolios - Asset Strategy (WRASP)	6,323,988	3,083,998
Variable Insurance Portfolios - Growth (WRGP)	18,736,673	2,529,861
Variable Insurance Portfolios - High Income (WRHIP)	6,740,950	8,837,346
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)	4,085,775	1,397,970
Variable Insurance Portfolios - Real Estate Securities (WRRESP)	6,354,884	6,765,302
Variable Insurance Portfolios - Science and Technology (WRSTP)	5,313,707	5,923,620
Advantage VT Discovery Fund (SVDF)	6,884,460	3,316,925
Advantage VT Opportunity Fund - Class 2 (SVOF)	3,745,653	6,278,278
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)	2,803,818	1,942,928
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)	368,979	3,561,050
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)	230,440	4,441,202
Research International Series - Service Class (obsolete) (MVRISC)	222,978	3,179,599
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)	128,222	12,404,799
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)	584,613	1,997,426

Total	$1,331,762,701	$1,227,022,709

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2015, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2015. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS Dynamic Asset Allocation Portfolio - Class A (ALVDAA)
2015	0.00%	5,447	$11.897471	$64,806	0.87%	-1.09%
2014	0.00%	3,808	12.028742	45,805	0.26%	4.45%
2013	0.00%	15,430	11.516261	177,696	0.77%	12.31%
2012	0.00%	7	10.254428	72	0.15%	2.54%	5/1/2012
VP Inflation Protection Fund - Class I (ACVIP1)
2015	0.00%	2,896	9.707801	28,114	2.52%	-2.28%
2015	0.20%	260,401	9.249684	2,408,627	2.52%	-2.48%
2015	0.25%	329,593	9.235052	3,043,808	2.52%	-2.52%
2014	0.00%	4,705	9.934368	46,741	1.51%	3.58%
2014	0.20%	10,211	9.484521	96,846	1.51%	3.37%
2014	0.25%	74,535	9.474252	706,163	1.51%	3.32%
2013	0.20%	227	9.175171	2,083	1.16%	-8.40%
2013	0.25%	43,726	9.169830	400,960	1.16%	-8.44%
Asset Allocation Fund - Class 2 (AMVAA2)
2015	0.00%	54,385	14.804383	805,136	1.79%	1.40%
2015	0.20%	131,978	14.561812	1,921,839	1.79%	1.20%
2015	0.25%	168,266	14.501782	2,440,157	1.79%	1.15%
2014	0.00%	55,339	14.600092	807,954	1.29%	5.40%
2014	0.20%	29,493	14.389619	424,393	1.29%	5.19%
2014	0.25%	134,668	14.337468	1,930,798	1.29%	5.13%
2013	0.00%	36,402	13.852640	504,264	1.50%	23.69%
2013	0.20%	32,471	13.680273	444,212	1.50%	23.44%
2013	0.25%	224,248	13.637510	3,058,184	1.50%	23.38%
2012	0.00%	31,141	11.199540	348,765	2.21%	16.19%
2012	0.20%	35,875	11.082315	397,578	2.21%	15.96%
2012	0.25%	183,194	11.053188	2,024,878	2.21%	15.90%
2011	0.00%	28,278	9.638937	272,570	1.73%	1.30%
2011	0.20%	22,659	9.557165	216,556	1.73%	1.09%
2011	0.25%	86,825	9.536838	828,036	1.73%	1.04%
Bond Fund - Class 2 (AMVBD2)
2015	0.00%	858	12.612433	10,821	1.69%	0.27%
2015	0.10%	5,631,855	12.508727	70,447,337	1.69%	0.17%
2015	0.20%	136	12.405801	1,687	1.69%	0.07%
2015	0.25%	377	12.354700	4,658	1.69%	0.02%
2014	0.00%	3,193	12.577937	40,161	6.95%	5.28%
2014	0.10%	5,682,378	12.486989	70,955,792	6.95%	5.17%
2014	0.20%	874	12.396639	10,835	6.95%	5.07%
2014	0.25%	357	12.351744	4,410	6.95%	5.02%
2013	0.00%	3,878	11.947372	46,332	1.11%	-2.16%
2013	0.20%	2,045	11.798735	24,128	1.11%	-2.35%
2013	0.25%	303	11.761875	3,564	1.11%	-2.40%
2012	0.00%	16,295	12.210902	198,977	1.94%	5.37%
2012	0.20%	1,631	12.083145	19,708	1.94%	5.16%
2012	0.25%	1,138	12.051410	13,715	1.94%	5.11%
2011	0.00%	17,168	11.588210	198,946	2.23%	6.10%
2011	0.20%	10,103	11.489974	116,083	2.23%	5.89%
2011	0.25%	25,540	11.465538	292,830	2.23%	5.84%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Small Capitalization Fund - Class 2 (AMVGS2)
2015	0.00%	421	$12.512027	$5,268	0.00%	0.27%
2015	0.20%	66,052	12.314418	813,392	0.00%	0.07%
2015	0.25%	59,150	12.265532	725,506	0.00%	0.02%
2014	0.00%	12,416	12.478765	154,936	0.12%	2.12%
2014	0.20%	97,984	12.306283	1,205,819	0.12%	1.92%
2014	0.25%	93,809	12.263569	1,150,433	0.12%	1.87%
2013	0.00%	7,266	12.219338	88,786	0.98%	28.28%
2013	0.20%	108,515	12.074571	1,310,272	0.98%	28.02%
2013	0.25%	86,391	12.038671	1,040,033	0.98%	27.96%
2012	0.00%	18,949	9.525679	180,502	1.28%	18.18%
2012	0.20%	87,959	9.431647	829,598	1.28%	17.94%
2012	0.25%	69,398	9.408304	652,917	1.28%	17.88%
2011	0.00%	24,198	8.060463	195,047	1.26%	-19.14%
2011	0.20%	109,819	7.996904	878,212	1.26%	-19.31%
2011	0.25%	38,781	7.981109	309,515	1.26%	-19.35%
Growth Fund - Class 2 (AMVGR2)
2015	0.00%	2,809	15.869617	44,578	0.52%	6.86%
2015	0.20%	241,449	15.617854	3,770,915	0.52%	6.64%
2015	0.25%	876,001	15.555509	13,626,641	0.52%	6.59%
2014	0.00%	1,594	14.851108	23,673	0.80%	8.51%
2014	0.20%	761,924	14.644767	11,158,199	0.80%	8.29%
2014	0.25%	934,897	14.593599	13,643,512	0.80%	8.24%
2013	0.00%	778	13.686517	10,648	0.96%	30.10%
2013	0.20%	823,588	13.523376	11,137,690	0.96%	29.84%
2013	0.25%	928,036	13.482872	12,512,591	0.96%	29.78%
2012	0.20%	875,328	10.415272	9,116,779	0.83%	17.65%
2012	0.25%	848,137	10.389269	8,811,523	0.83%	17.60%
2011	0.20%	646,898	8.852415	5,726,610	0.80%	-4.47%
2011	0.25%	917,949	8.834746	8,109,846	0.80%	-4.52%
International Fund - Class 2 (AMVI2)
2015	0.00%	15,798	10.466734	165,353	1.60%	-4.53%
2015	0.20%	70,162	10.369463	727,542	1.60%	-4.72%
2015	0.25%	420,503	10.345312	4,350,235	1.60%	-4.76%
2014	0.00%	12,421	10.962883	136,170	1.59%	-2.65%
2014	0.20%	39,874	10.882753	433,939	1.59%	-2.85%
2014	0.25%	378,202	10.862833	4,108,345	1.59%	-2.90%
2013	0.00%	8,219	11.261623	92,559	1.63%	21.63%
2013	0.20%	40,692	11.201722	455,820	1.63%	21.39%
2013	0.25%	263,800	11.186800	2,951,078	1.63%	21.33%
2012	0.00%	7,229	9.258582	66,930	2.11%	17.91%
2012	0.20%	23,263	9.227767	214,666	2.11%	17.67%
2012	0.25%	179,592	9.220070	1,655,851	2.11%	17.61%
2011	0.00%	5,126	7.852467	40,252	2.58%	-21.48%	5/2/2011
2011	0.25%	20,132	7.839419	157,823	2.58%	-21.61%	5/2/2011
Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund - Class I (BRVHYI)
2015	0.10%	286,174	9.365666	2,680,210	4.71%	-3.70%
2015	0.20%	15,487	9.353123	144,852	4.71%	-3.79%
2015	0.25%	96,281	9.346839	899,923	4.71%	-3.84%
2014	0.25%	51,392	9.720295	499,545	1.36%	-2.80%	8/29/2014

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Large Cap Core V.I. Fund - Class II (MLVLC2)
2015	0.00%	1,832	$20.243532	$37,086	0.60%	0.34%
2015	0.20%	10,863	19.816250	215,264	0.60%	0.14%
2015	0.25%	84,982	19.710934	1,675,075	0.60%	0.09%
2014	0.00%	10,769	20.175665	217,272	0.79%	12.19%
2014	0.10%	45,593	19.981620	911,022	0.79%	12.08%
2014	0.20%	7,577	19.789357	149,944	0.79%	11.97%
2014	0.25%	81,631	19.694031	1,607,643	0.79%	11.91%
2013	0.00%	8,585	17.983312	154,387	0.97%	33.32%
2013	0.10%	42,555	17.828165	758,678	0.97%	33.19%
2013	0.20%	10,338	17.674292	182,717	0.97%	33.05%
2013	0.25%	93,225	17.597950	1,640,569	0.97%	32.99%
2012	0.00%	4,756	13.488801	64,153	1.38%	12.59%
2012	0.10%	35,076	13.385802	469,520	1.38%	12.47%
2012	0.20%	11,657	13.283534	154,846	1.38%	12.36%
2012	0.25%	131,505	13.232769	1,740,175	1.38%	12.30%
2011	0.00%	7,595	11.980842	90,994	0.97%	2.20%
2011	0.10%	39,420	11.901270	469,148	0.97%	2.10%
2011	0.20%	11,014	11.822193	130,210	0.97%	2.00%
2011	0.25%	112,361	11.782911	1,323,940	0.97%	1.95%
Global Allocation V.I. Fund - Class II (MLVGA2)
2015	0.00%	588,721	16.452774	9,686,094	0.95%	-0.87%
2014	0.00%	665,128	16.596941	11,039,090	2.12%	1.97%
2013	0.00%	640,899	16.276845	10,431,814	1.07%	14.55%
2012	0.00%	680,130	14.209224	9,664,120	1.57%	10.14%
2011	0.00%	642,091	12.900807	8,283,492	2.42%	-3.63%
VP S&P 500 Index Portfolio (CVSPIP)
2015	0.25%	49,793	11.115900	553,494	0.07%	0.73%
2014	0.10%	40,910	11.046998	451,933	3.55%	10.47%	4/30/2014
Value Portfolio (DAVVL)
2015	0.00%	109,021	13.481383	1,469,754	0.78%	1.60%
2015	0.20%	756	13.260449	10,025	0.78%	1.39%
2015	0.25%	77,506	13.205723	1,023,523	0.78%	1.34%
2014	0.00%	119,812	13.269646	1,589,863	0.94%	6.06%
2014	0.20%	3,305	13.078326	43,224	0.94%	5.85%
2014	0.25%	96,351	13.030858	1,255,536	0.94%	5.79%
2013	0.00%	135,251	12.511572	1,692,203	0.81%	33.43%
2013	0.20%	2,401	12.355876	29,666	0.81%	33.16%
2013	0.25%	76,554	12.317182	942,930	0.81%	33.09%
2012	0.00%	153,730	9.377109	1,441,543	1.78%	13.08%
2012	0.20%	5,953	9.278932	55,237	1.78%	12.85%
2012	0.25%	138,899	9.254504	1,285,441	1.78%	12.80%
2011	0.00%	125,820	8.292464	1,043,358	0.86%	-4.17%
2011	0.20%	5,480	8.222110	45,057	0.86%	-4.37%
2011	0.25%	144,786	8.204572	1,187,907	0.86%	-4.41%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Emerging Markets Series: Service Class (DWVEMS)
2015	0.20%	48,044	$8.853030	$425,335	0.53%	-14.94%
2015	0.25%	183,792	8.836810	1,624,135	0.53%	-14.99%
2014	0.00%	131	10.464258	1,371	0.38%	-8.26%
2014	0.20%	21,740	10.408589	226,283	0.38%	-8.45%
2014	0.25%	88,634	10.394723	921,326	0.38%	-8.49%
2013	0.00%	131	11.406806	1,494	0.19%	9.86%
2013	0.20%	71	11.368864	807	0.19%	9.64%
2013	0.25%	36,847	11.359401	418,560	0.19%	9.58%
VIP Small Cap Value Series: Service Class (DWVSVS)
2015	0.00%	38,172	13.469642	514,163	0.50%	-6.46%
2015	0.20%	179,073	13.344536	2,389,646	0.50%	-6.65%
2015	0.25%	762,913	13.313432	10,156,990	0.50%	-6.70%
2014	0.00%	29,347	14.400158	422,601	0.29%	5.62%
2014	0.20%	233,632	14.294974	3,339,763	0.29%	5.41%
2014	0.25%	772,626	14.268792	11,024,440	0.29%	5.35%
2013	0.00%	17,024	13.634102	232,107	0.55%	33.17%
2013	0.20%	233,538	13.561620	3,167,154	0.55%	32.90%
2013	0.25%	553,542	13.543555	7,496,927	0.55%	32.84%
2012	0.00%	980	10.238165	10,033	0.21%	13.63%
2012	0.20%	125,975	10.204105	1,285,462	0.21%	13.41%
2012	0.25%	264,717	10.195601	2,698,949	0.21%	13.35%
2011	0.25%	2,125	8.994847	19,114	0.00%	-10.05%	5/2/2011
VA International Small Portfolio (DFVIS)
2015	0.20%	93,147	9.643019	898,218	2.07%	-3.57%	5/1/2015
2015	0.25%	12,806	9.639791	123,447	2.07%	-3.60%	5/1/2015
VA U.S. Targeted Value Portfolio (DFVUTV)
2015	0.20%	189,273	9.148602	1,731,583	1.32%	-8.51%	5/1/2015
2015	0.25%	26,021	9.145533	237,976	1.32%	-8.54%	5/1/2015
Stock Index Fund, Inc. - Initial Shares (DSIF)
2015	0.00%	5,210,844	28.145445	146,661,523	1.84%	1.11%
2015	0.10%	1,336,408	20.471960	27,358,891	1.84%	1.01%
2015	0.20%	3,657,570	19.563635	71,555,364	1.84%	0.91%
2015	0.25%	9,667,517	19.416607	187,710,378	1.84%	0.85%
2014	0.00%	5,681,066	27.837249	158,145,249	1.78%	13.42%
2014	0.10%	408,608	20.268047	8,281,686	1.78%	13.31%
2014	0.20%	3,213,541	19.388148	62,304,609	1.78%	13.20%
2014	0.25%	10,400,035	19.252062	200,222,119	1.78%	13.14%
2013	0.00%	5,821,538	24.542634	142,875,876	1.87%	32.03%
2013	0.10%	441,577	17.887136	7,898,548	1.87%	31.90%
2013	0.20%	2,738,712	17.127707	46,907,857	1.87%	31.76%
2013	0.25%	9,493,931	17.015995	161,548,682	1.87%	31.70%
2012	0.00%	5,953,531	18.589099	110,670,777	2.05%	15.74%
2012	0.10%	503,752	13.561635	6,831,701	2.05%	15.62%
2012	0.20%	2,648,356	12.998834	34,425,540	2.05%	15.51%
2012	0.25%	9,566,276	12.920511	123,601,174	2.05%	15.45%
2011	0.00%	6,328,796	16.061424	101,649,476	1.82%	1.88%
2011	0.10%	616,800	11.729321	7,234,645	1.82%	1.78%
2011	0.20%	2,636,742	11.253834	29,673,457	1.82%	1.67%
2011	0.25%	10,468,947	11.191630	117,164,581	1.82%	1.62%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Socially Responsible Growth Fund Inc - Initial Shares (DSRG)
2015	0.00%	479,731	$22.570734	$10,827,881	1.06%	-3.19%
2015	0.25%	23,979	14.534743	348,529	1.06%	-3.44%
2014	0.00%	522,401	23.315565	12,180,074	1.04%	13.45%
2014	0.10%	39,951	16.732429	668,477	1.04%	13.34%
2014	0.25%	17,238	15.051972	259,466	1.04%	13.17%
2013	0.00%	563,186	20.550928	11,573,995	1.23%	34.34%
2013	0.10%	28,589	14.763155	422,064	1.23%	34.21%
2013	0.25%	17,450	13.300400	232,092	1.23%	34.01%
2012	0.00%	605,032	15.297331	9,255,375	0.80%	11.97%
2012	0.10%	33,771	11.000110	371,485	0.80%	11.86%
2012	0.25%	18,663	9.925081	185,232	0.80%	11.69%
2011	0.00%	650,578	13.661404	8,887,809	0.89%	0.90%
2011	0.10%	42,011	9.833598	413,119	0.89%	0.80%
2011	0.25%	19,031	8.885914	169,108	0.89%	0.65%
Floating-Rate Income Fund (ETVFR)
2015	0.00%	16,281	11.068480	180,206	3.33%	-0.99%
2015	0.10%	4,147,920	11.016926	45,697,328	3.33%	-1.09%
2015	0.20%	459,000	10.965574	5,033,198	3.33%	-1.19%
2015	0.25%	1,146,322	10.939965	12,540,723	3.33%	-1.24%
2014	0.00%	19,829	11.179398	221,676	3.22%	0.57%
2014	0.10%	4,469,010	11.138472	49,777,943	3.22%	0.47%
2014	0.20%	482,917	11.097666	5,359,252	3.22%	0.37%
2014	0.25%	1,050,845	11.077288	11,640,513	3.22%	0.32%
2013	0.00%	5,910	11.115787	65,694	3.51%	3.85%
2013	0.10%	1,958,713	11.086177	21,714,639	3.51%	3.75%
2013	0.20%	71,713	11.056627	792,904	3.51%	3.64%
2013	0.25%	266,198	11.041865	2,939,322	3.51%	3.59%
2012	0.10%	1,433,810	10.685961	15,321,638	3.38%	7.22%
2012	0.20%	3,643	10.668159	38,864	3.38%	7.11%
2012	0.25%	634	10.659243	6,758	3.38%	7.06%
VIP Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2015	0.00%	136,114	10.776572	1,466,842	7.61%	-4.10%
2015	0.10%	137,784	9.670979	1,332,506	7.61%	-4.20%
2015	0.20%	384,691	9.654853	3,714,135	7.61%	-4.29%
2015	0.25%	713,803	9.646808	6,885,920	7.61%	-4.34%
2014	0.00%	89,731	11.237397	1,008,343	4.04%	2.12%
2014	0.20%	331,848	10.087875	3,347,641	4.04%	0.88%	5/1/2014
2014	0.25%	756,586	10.084509	7,629,798	4.04%	0.85%	5/1/2014
Goldman Sachs Global Markets Navigator Fund - Service Shares (GVGMNS)
2015	0.00%	2,301	11.465429	26,382	0.07%	-5.82%
2014	0.00%	3,054	12.173521	37,178	0.03%	3.95%
2013	0.00%	3,565	11.711464	41,751	0.10%	13.57%
2012	0.00%	92	10.312479	949	0.00%	3.12%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Van Kampen V.I. Mid Cap Growth Fund - Series I Shares (IVKMG1)
2015	0.00%	214,379	$14.722930	$3,156,287	0.00%	1.21%
2015	0.20%	8,469	14.615032	123,775	0.00%	1.00%
2015	0.25%	122,570	14.588191	1,788,075	0.00%	0.95%
2014	0.00%	215,582	14.547427	3,136,163	0.00%	8.04%
2014	0.10%	13,861	14.508528	201,103	0.00%	7.93%
2014	0.20%	14,778	14.469727	213,834	0.00%	7.82%
2014	0.25%	97,042	14.450385	1,402,294	0.00%	7.77%
2013	0.00%	209,470	13.465170	2,820,549	0.41%	37.01%
2013	0.10%	13,140	13.442608	176,636	0.41%	36.88%
2013	0.20%	15,404	13.420087	206,723	0.41%	36.74%
2013	0.25%	83,038	13.408843	1,113,444	0.41%	36.67%
2012	0.00%	230,709	9.827596	2,267,315	0.00%	-1.72%	4/27/2012
2012	0.10%	17,866	9.820935	175,461	0.00%	-1.79%	4/27/2012
2012	0.20%	22,241	9.814282	218,279	0.00%	-1.86%	4/27/2012
2012	0.25%	70,975	9.810958	696,333	0.00%	-1.89%	4/27/2012
Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2015	0.00%	62,732	9.891560	620,517	4.97%	-4.10%
2014	0.00%	38,475	10.314426	396,848	0.00%	3.14%	5/1/2014
Mid Cap Value Portfolio: Class 1 (JPMMV1)
2015	0.00%	28,449	28.595253	813,506	0.94%	-2.66%
2015	0.10%	148,084	28.263700	4,185,402	0.94%	-2.75%
2015	0.20%	209,845	27.936091	5,862,249	0.94%	-2.85%
2015	0.25%	187,200	27.773658	5,199,229	0.94%	-2.90%
2014	0.00%	25,195	29.375193	740,108	0.71%	15.11%
2014	0.20%	174,813	28.755521	5,026,839	0.71%	14.88%
2014	0.25%	172,466	28.602620	4,932,979	0.71%	14.82%
2013	0.00%	16,249	25.519927	414,673	0.96%	32.30%
2013	0.20%	120,203	25.031580	3,008,871	0.96%	32.04%
2013	0.25%	122,145	24.910934	3,042,746	0.96%	31.97%
2012	0.00%	529	19.289344	10,204	0.28%	20.38%
2012	0.20%	88,720	18.958083	1,681,961	0.28%	20.14%
2012	0.25%	10,268	18.876134	193,820	0.28%	20.08%
2011	0.20%	7,723	15.780575	121,873	1.29%	1.96%
Small Cap Core Portfolio 1 (JPSCE1)
2015	0.25%	4,684	9.259791	43,373	0.00%	-7.40%	5/1/2015

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Balanced Portfolio: Service Shares (JABS)
2015	0.00%	203,554	$27.661592	$5,630,628	1.68%	0.41%
2015	0.20%	126,419	26.934334	3,405,012	1.68%	0.21%
2015	0.25%	617,997	26.755453	16,534,790	1.68%	0.16%
2014	0.00%	194,012	27.548473	5,344,734	1.54%	8.24%
2014	0.10%	78,645	27.211116	2,140,018	1.54%	8.13%
2014	0.20%	119,158	26.877891	3,202,716	1.54%	8.02%
2014	0.25%	541,936	26.712747	14,476,599	1.54%	7.97%
2013	0.00%	196,236	25.451703	4,994,540	2.01%	19.80%
2013	0.10%	69,906	25.165169	1,759,196	2.01%	19.68%
2013	0.20%	92,864	24.881872	2,310,630	2.01%	19.56%
2013	0.25%	462,719	24.741356	11,448,296	2.01%	19.50%
2012	0.00%	207,553	21.244764	4,409,415	2.66%	13.37%
2012	0.10%	70,662	21.026597	1,485,781	2.66%	13.26%
2012	0.20%	102,630	20.810679	2,135,800	2.66%	13.15%
2012	0.25%	322,380	20.703503	6,674,395	2.66%	13.09%
2011	0.00%	194,261	18.738519	3,640,163	2.33%	1.35%
2011	0.10%	104,385	18.564685	1,937,875	2.33%	1.25%
2011	0.20%	39,571	18.392478	727,809	2.33%	1.15%
2011	0.25%	249,377	18.306924	4,565,326	2.33%	1.10%
Flexible Bond Portfolio: Service Shares (JAFBS)
2015	0.00%	34,903	10.092752	352,267	2.23%	-0.06%
2015	0.20%	237,839	10.067285	2,394,393	2.23%	-0.26%
2015	0.25%	961,258	10.060934	9,671,153	2.23%	-0.31%
2014	0.20%	91,596	10.093738	924,546	1.29%	0.94%	9/26/2014
2014	0.25%	344,331	10.092410	3,475,130	1.29%	0.92%	9/26/2014
Forty Portfolio: Service Shares (JACAS)
2015	0.00%	1,513,530	20.432674	30,925,465	1.25%	11.94%
2015	0.20%	320,208	19.791988	6,337,553	1.25%	11.71%
2015	0.25%	398,965	19.634966	7,833,664	1.25%	11.66%
2014	0.00%	1,612,674	18.253711	29,437,285	0.03%	8.47%
2014	0.10%	119,102	17.983216	2,141,837	0.03%	8.36%
2014	0.20%	343,954	17.716740	6,093,744	0.03%	8.25%
2014	0.25%	397,378	17.584980	6,987,884	0.03%	8.20%
2013	0.00%	1,750,090	16.828717	29,451,769	0.59%	30.89%
2013	0.10%	124,679	16.595922	2,069,163	0.59%	30.75%
2013	0.20%	256,265	16.366354	4,194,124	0.59%	30.62%
2013	0.25%	675,697	16.252771	10,981,949	0.59%	30.56%
2012	0.00%	1,995,286	12.857586	25,654,561	0.55%	23.86%
2012	0.10%	187,681	12.692401	2,382,123	0.55%	23.73%
2012	0.20%	326,106	12.529347	4,085,895	0.55%	23.61%
2012	0.25%	793,544	12.448610	9,878,520	0.55%	23.55%
2011	0.00%	2,188,403	10.380944	22,717,689	0.25%	-6.94%
2011	0.10%	278,314	10.257850	2,854,903	0.25%	-7.03%
2011	0.20%	483,760	10.136220	4,903,498	0.25%	-7.13%
2011	0.25%	1,428,699	10.075943	14,395,490	0.25%	-7.17%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Technology Portfolio: Service Shares (JAGTS)
2015	0.00%	1,271,191	$9.689759	$12,317,534	0.81%	4.65%
2015	0.20%	21,016	9.385767	197,251	0.81%	4.44%
2015	0.25%	160,365	9.311264	1,493,201	0.81%	4.38%
2014	0.00%	1,294,419	9.259589	11,985,788	0.00%	9.35%
2014	0.10%	229,529	9.122304	2,093,833	0.00%	9.24%
2014	0.20%	19,878	8.987053	178,645	0.00%	9.13%
2014	0.25%	122,394	8.920175	1,091,776	0.00%	9.07%
2013	0.00%	1,316,465	8.468059	11,147,903	0.00%	35.39%
2013	0.10%	185,093	8.350859	1,545,686	0.00%	35.25%
2013	0.20%	8,704	8.235270	71,680	0.00%	35.12%
2013	0.25%	213,751	8.178071	1,748,071	0.00%	35.05%
2012	0.00%	1,417,703	6.254578	8,867,134	0.00%	19.15%
2012	0.10%	243,213	6.174184	1,501,642	0.00%	19.03%
2012	0.20%	16,163	6.094806	98,510	0.00%	18.91%
2012	0.25%	236,100	6.055509	1,429,706	0.00%	18.85%
2011	0.00%	1,121,336	5.249382	5,886,321	0.00%	-8.66%
2011	0.10%	308,257	5.187105	1,598,961	0.00%	-8.75%
2011	0.20%	4,342	5.125546	22,255	0.00%	-8.84%
2011	0.25%	413,571	5.095046	2,107,163	0.00%	-8.88%
Overseas Portfolio: Service Shares (JAIGS)
2015	0.00%	1,223,129	13.954997	17,068,762	0.48%	-8.80%
2015	0.20%	193,072	13.517310	2,609,814	0.48%	-8.99%
2015	0.25%	140,409	13.410045	1,882,891	0.48%	-9.03%
2014	0.00%	1,382,995	15.302065	21,162,679	5.77%	-12.10%
2014	0.10%	127,397	15.075321	1,920,551	5.77%	-12.19%
2014	0.20%	183,537	14.851839	2,725,862	5.77%	-12.28%
2014	0.25%	233,855	14.741369	3,447,343	5.77%	-12.32%
2013	0.00%	1,583,590	17.408554	27,568,012	3.05%	14.28%
2013	0.10%	113,480	17.167781	1,948,200	3.05%	14.17%
2013	0.20%	193,673	16.930223	3,278,927	3.05%	14.05%
2013	0.25%	441,123	16.812707	7,416,472	3.05%	14.00%
2012	0.00%	1,861,649	15.233105	28,358,695	0.69%	13.18%
2012	0.10%	185,123	15.037449	2,783,778	0.69%	13.07%
2012	0.20%	244,857	14.844207	3,634,708	0.69%	12.95%
2012	0.25%	544,333	14.748538	8,028,116	0.69%	12.90%
2011	0.00%	928,241	13.459012	12,493,207	0.37%	-32.34%
2011	0.10%	282,025	13.299473	3,750,784	0.37%	-32.40%
2011	0.20%	737,438	13.141734	9,691,214	0.37%	-32.47%
2011	0.25%	984,026	13.063595	12,854,917	0.37%	-32.51%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Perkins Mid Cap Value Portfolio: Service Shares (JAMVS)
2015	0.00%	6,435	$14.822519	$95,383	1.06%	-3.69%
2015	0.20%	108,758	14.655599	1,593,914	1.06%	-3.88%
2015	0.25%	20,488	14.614141	299,415	1.06%	-3.93%
2014	0.00%	7,217	15.390421	111,073	3.38%	8.44%
2014	0.20%	84,451	15.247583	1,287,674	3.38%	8.22%
2014	0.25%	36,396	15.212055	553,658	3.38%	8.17%
2013	0.00%	3,557	14.192688	50,483	1.00%	25.81%
2013	0.20%	57,650	14.089115	812,237	1.00%	25.56%
2013	0.25%	74,382	14.063317	1,046,058	1.00%	25.49%
2012	0.00%	7,263	11.281179	81,935	0.89%	10.79%
2012	0.20%	61,149	11.221257	686,169	0.89%	10.57%
2012	0.25%	121,309	11.206313	1,359,427	0.89%	10.51%
2011	0.00%	3,347	10.182308	34,080	0.73%	-2.98%
2011	0.20%	45,494	10.148540	461,698	0.73%	-3.18%
2011	0.25%	106,951	10.140120	1,084,496	0.73%	-3.22%
Retirement Emerging Markets Equity Portfolio - Service Shares (LZREMS)
2015	0.00%	68,728	8.592998	590,580	1.29%	-20.05%
2015	0.10%	345,459	8.544459	2,951,760	1.29%	-20.13%
2015	0.20%	1,291,479	8.496175	10,972,632	1.29%	-20.21%
2015	0.25%	1,383,134	8.472143	11,718,109	1.29%	-20.25%
2014	0.00%	88,176	10.748588	947,767	1.81%	-4.64%
2014	0.20%	1,180,396	10.648799	12,569,800	1.81%	-4.83%
2014	0.25%	1,263,096	10.623987	13,419,115	1.81%	-4.87%
2013	0.00%	87,427	11.271168	985,404	1.47%	-1.24%
2013	0.20%	1,067,931	11.188897	11,948,970	1.47%	-1.44%
2013	0.25%	974,887	11.168411	10,887,939	1.47%	-1.49%
2012	0.00%	100,164	11.413075	1,143,179	1.71%	22.05%
2012	0.20%	1,098,975	11.352455	12,476,064	1.71%	21.81%
2012	0.25%	782,058	11.337345	8,866,461	1.71%	21.75%
2011	0.00%	37,548	9.351075	351,114	2.45%	-18.00%
2011	0.20%	1,020,922	9.320058	9,515,052	2.45%	-18.16%
2011	0.25%	725,228	9.312320	6,753,555	2.45%	-18.20%
Series Fund - Bond Debenture Portfolio - Class VC (LOVBD)
2015	0.20%	6,227	9.926222	61,811	8.70%	-1.73%
2015	0.25%	24,644	9.917959	244,418	8.70%	-1.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Series Fund - Mid Cap Stock Fund: Class VC (LOVMCV)
2015	0.00%	477	$18.870645	$9,001	0.10%	-3.79%
2015	0.25%	4,964	18.374092	91,209	0.10%	-4.03%
2014	0.00%	566	19.613313	11,101	0.34%	11.53%
2014	0.10%	15,880	19.424648	308,463	0.34%	11.42%
2014	0.20%	857	19.237814	16,487	0.34%	11.30%
2014	0.25%	39,971	19.145041	765,246	0.34%	11.25%
2013	0.00%	1,022	17.586030	17,973	0.44%	30.32%
2013	0.10%	26,280	17.434295	458,173	0.44%	30.19%
2013	0.20%	1,051	17.283875	18,165	0.44%	30.06%
2013	0.25%	55,867	17.209128	961,422	0.44%	29.99%
2012	0.00%	984	13.494607	13,279	0.77%	14.54%
2012	0.10%	28,689	13.391551	384,190	0.77%	14.43%
2012	0.20%	2,376	13.289281	31,575	0.77%	14.32%
2012	0.25%	51,148	13.238427	677,119	0.77%	14.26%
2011	0.00%	955	11.781054	11,251	0.18%	-4.01%
2011	0.10%	39,336	11.702808	460,342	0.18%	-4.11%
2011	0.20%	709	11.625075	8,242	0.18%	-4.20%
2011	0.25%	37,912	11.586400	439,264	0.18%	-4.25%
Series Fund, Inc. - Total Return Portfolio - Class VC (LOVTRC)
2015	0.00%	18,990	9.823716	186,552	6.21%	-1.76%	5/1/2015
2015	0.20%	410,148	9.810586	4,023,792	6.21%	-1.89%	5/1/2015
2015	0.25%	267,210	9.807308	2,620,611	6.21%	-1.93%	5/1/2015
VIT II - MFS Blended Research Core Equity Portfolio - Service Class (MVBRES)
2015	0.20%	12,993	11.093739	144,141	2.15%	0.67%
2015	0.25%	61,074	11.084493	676,974	2.15%	0.62%
Var Insurance Trust II - MFS Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2015	0.00%	297,791	9.859642	2,936,113	0.50%	-1.40%	3/27/2015
Var Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2015	0.00%	13,582	9.168675	124,529	1.83%	-8.31%	3/27/2015
2015	0.20%	3,250	9.154659	29,753	1.83%	-8.45%	3/27/2015
2015	0.25%	293,189	9.151159	2,683,019	1.83%	-8.49%	3/27/2015
Variable Insurance Trust - MFS New Discovery Series - Intital Class (MNDIC)
2015	0.00%	30,567	13.309971	406,846	0.00%	-1.89%
2014	0.00%	39,384	13.565726	534,273	0.00%	-7.26%
2013	0.00%	54,531	14.627285	797,640	0.00%	41.52%
2012	0.00%	7,796	10.335916	80,579	0.00%	3.36%	5/1/2012
New Discovery Series - Service Class (MNDSC)
2015	0.00%	941	13.189260	12,411	0.00%	-2.15%
2015	0.20%	16,271	13.092899	213,035	0.00%	-2.34%
2015	0.25%	10,017	13.068928	130,911	0.00%	-2.39%
2014	0.00%	1,886	13.478411	25,420	0.00%	-7.49%
2014	0.20%	37,903	13.406739	508,156	0.00%	-7.68%
2014	0.25%	41,953	13.388879	561,704	0.00%	-7.72%
2013	0.00%	1,759	14.570258	25,629	0.00%	41.22%
2013	0.20%	26,567	14.521824	385,801	0.00%	40.94%
2013	0.25%	120,227	14.509734	1,744,462	0.00%	40.86%
2012	0.25%	65,112	10.300457	670,683	0.00%	3.00%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Value Series - Initial Class (MVFIC)
2015	0.00%	313,122	$31.585843	$9,890,222	2.29%	-0.74%
2014	0.00%	314,764	31.820252	10,015,870	1.51%	10.51%
2013	0.00%	368,819	28.794051	10,619,793	1.21%	35.89%
2012	0.00%	394,370	21.189802	8,356,622	1.70%	16.26%
2011	0.00%	407,456	18.226114	7,426,340	1.45%	-0.30%
Value Series - Service Class (MVFSC)
2015	0.00%	271,339	15.375056	4,171,852	2.12%	-0.93%
2015	0.20%	432,127	15.123050	6,535,078	2.12%	-1.13%
2015	0.25%	1,692,308	15.060758	25,487,441	2.12%	-1.18%
2014	0.00%	198,866	15.520016	3,086,404	1.33%	10.20%
2014	0.20%	343,960	15.296190	5,261,278	1.33%	9.98%
2014	0.25%	1,274,981	15.240803	19,431,734	1.33%	9.93%
2013	0.00%	255,396	14.083227	3,596,800	1.02%	35.59%
2013	0.20%	323,268	13.907900	4,495,979	1.02%	35.32%
2013	0.25%	1,530,260	13.864468	21,216,241	1.02%	35.26%
2012	0.00%	195,561	10.386254	2,031,146	1.48%	15.88%
2012	0.20%	284,062	10.277471	2,919,439	1.48%	15.65%
2012	0.25%	1,605,332	10.250498	16,455,452	1.48%	15.59%
2011	0.00%	125,373	8.962764	1,123,689	1.19%	-0.47%
2011	0.20%	263,888	8.886694	2,345,092	1.19%	-0.66%
2011	0.25%	1,640,910	8.867804	14,551,268	1.19%	-0.71%
Variable Insurance Trust II - MFS International Value Portfolio - Service Class (MVIVSC)
2015	0.00%	97,894	22.405934	2,193,407	1.81%	6.32%
2015	0.10%	354,870	22.257143	7,898,392	1.81%	6.21%
2015	0.20%	1,413,558	22.109267	31,252,731	1.81%	6.11%
2015	0.25%	1,526,982	22.035743	33,648,183	1.81%	6.05%
2014	0.00%	104,105	21.074086	2,193,918	1.84%	1.13%
2014	0.20%	1,336,808	20.836672	27,854,630	1.84%	0.93%
2014	0.25%	1,471,627	20.777757	30,577,108	1.84%	0.88%
2013	0.00%	93,438	20.838059	1,947,067	1.39%	27.63%
2013	0.20%	1,240,116	20.644557	25,601,645	1.39%	27.38%
2013	0.25%	1,426,615	20.596474	29,383,239	1.39%	27.31%
2012	0.00%	63,448	16.326534	1,035,886	1.59%	15.93%
2012	0.20%	1,224,573	16.207264	19,846,978	1.59%	15.70%
2012	0.25%	1,240,764	16.177603	20,072,587	1.59%	15.64%
2011	0.00%	50,951	14.082958	717,541	1.09%	-1.78%
2011	0.20%	714,526	14.008123	10,009,168	1.09%	-1.97%
2011	0.25%	994,671	13.989490	13,914,940	1.09%	-2.02%
Core Plus Fixed Income Portfolio - Class I (MSVFI)
2015	0.00%	101,355	15.862273	1,607,721	3.38%	-0.65%
2014	0.00%	107,604	15.966198	1,718,027	2.84%	7.85%
2013	0.00%	119,123	14.803414	1,763,427	3.52%	-0.32%
2012	0.00%	159,977	14.850467	2,375,733	4.54%	9.44%
2011	0.00%	186,591	13.569488	2,531,944	3.79%	5.65%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Emerging Markets Debt Portfolio - Class I (MSEM)
2015	0.00%	110,149	$32.973228	$3,631,968	5.22%	-1.12%
2015	0.10%	643,557	42.357127	27,259,226	5.22%	-1.21%
2015	0.20%	20,947	32.024984	670,827	5.22%	-1.31%
2015	0.25%	52,130	31.784391	1,656,920	5.22%	-1.36%
2014	0.00%	116,584	33.345098	3,887,505	5.48%	2.93%
2014	0.10%	679,332	42.877705	29,128,197	5.48%	2.82%
2014	0.20%	99,108	32.451024	3,216,156	5.48%	2.72%
2014	0.25%	60,118	32.223332	1,937,202	5.48%	2.67%
2013	0.00%	136,780	32.396627	4,431,211	4.05%	-8.75%
2013	0.10%	683,536	41.699776	28,503,298	4.05%	-8.84%
2013	0.20%	99,023	31.591112	3,128,247	4.05%	-8.93%
2013	0.25%	65,940	31.385145	2,069,536	4.05%	-8.98%
2012	0.00%	160,559	35.502855	5,700,303	2.86%	17.96%
2012	0.10%	635,996	45.743742	29,092,837	2.86%	17.84%
2012	0.20%	113,419	34.689455	3,934,443	2.86%	17.72%
2012	0.25%	67,120	34.480526	2,314,333	2.86%	17.67%
2011	0.00%	176,124	30.097113	5,300,824	3.60%	7.03%
2011	0.10%	644,916	38.817591	25,034,086	3.60%	6.93%
2011	0.20%	102,810	29.466572	3,029,458	3.60%	6.82%
2011	0.25%	56,831	29.303784	1,665,363	3.60%	6.77%
Global Real Estate Portfolio - Class II (VKVGR2)
2015	0.00%	24,205	11.401883	275,983	2.30%	-1.42%
2015	0.20%	68,517	11.215001	768,418	2.30%	-1.61%
2015	0.25%	378,409	11.168760	4,226,359	2.30%	-1.66%
2014	0.00%	23,630	11.565859	273,301	0.69%	13.85%
2014	0.20%	66,035	11.399066	752,737	0.69%	13.62%
2014	0.25%	332,031	11.357738	3,771,121	0.69%	13.57%
2013	0.00%	20,978	10.158786	213,111	3.58%	2.63%
2013	0.20%	28,295	10.032314	283,864	3.58%	2.43%
2013	0.25%	241,618	10.000939	2,416,407	3.58%	2.38%
2012	0.00%	24,795	9.898065	245,423	0.54%	29.94%
2012	0.20%	36,580	9.794401	358,279	0.54%	29.68%
2012	0.25%	180,879	9.768654	1,766,944	0.54%	29.62%
2011	0.00%	26,783	7.617163	204,010	3.29%	-10.15%
2011	0.20%	17,677	7.552508	133,506	3.29%	-10.33%
2011	0.25%	100,281	7.536433	755,761	3.29%	-10.38%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Universal Institutional Funds, Inc. - Mid Cap Growth Portfolio - Class I (MSVMG)
2015	0.00%	26,769	$16.988924	$454,777	0.00%	-5.90%
2015	0.20%	202,416	16.464670	3,332,713	0.00%	-6.08%
2015	0.25%	332,566	16.336194	5,432,863	0.00%	-6.13%
2014	0.00%	24,449	18.053453	441,389	0.00%	1.97%
2014	0.10%	56,373	17.790475	1,002,902	0.00%	1.87%
2014	0.20%	181,537	17.531393	3,182,596	0.00%	1.76%
2014	0.25%	496,484	17.403302	8,640,461	0.00%	1.71%
2013	0.00%	26,706	17.705006	472,830	0.37%	37.49%
2013	0.10%	40,468	17.464563	706,756	0.37%	37.35%
2013	0.20%	174,382	17.227448	3,004,157	0.37%	37.21%
2013	0.25%	543,483	17.110132	9,299,066	0.37%	37.14%
2012	0.00%	23,806	12.877689	306,566	0.00%	8.69%
2012	0.10%	48,845	12.715499	621,089	0.00%	8.58%
2012	0.20%	192,237	12.555398	2,413,612	0.00%	8.47%
2012	0.25%	635,504	12.476126	7,928,628	0.00%	8.42%
2011	0.00%	25,089	11.847974	297,254	0.33%	-7.12%
2011	0.10%	63,621	11.710491	745,033	0.33%	-7.21%
2011	0.20%	309,678	11.574643	3,584,412	0.33%	-7.31%
2011	0.25%	580,598	11.507335	6,681,136	0.33%	-7.35%
Universal Institutional Funds, Inc. - Growth Portfolio - Class I (MSVEG)
2015	0.00%	9,997	20.413362	204,072	0.00%	12.24%
2015	0.20%	6,146	20.078873	123,405	0.00%	12.01%
2015	0.25%	53,142	19.996047	1,062,630	0.00%	11.96%
2014	0.00%	6,103	18.187389	110,998	0.00%	6.36%
2014	0.20%	5,814	17.925168	104,217	0.00%	6.15%
2014	0.25%	59,657	17.860156	1,065,483	0.00%	6.09%
2013	0.00%	3,341	17.099754	57,130	0.53%	48.07%
2013	0.20%	6,972	16.886950	117,736	0.53%	47.78%
2013	0.25%	82,697	16.834126	1,392,132	0.53%	47.70%
2012	0.00%	1,068	11.548298	12,334	0.00%	14.38%
2012	0.20%	8,437	11.427394	96,413	0.00%	14.15%
2012	0.25%	125,623	11.397332	1,431,767	0.00%	14.09%
2011	0.00%	4,822	10.096697	48,686	0.04%	-2.80%
2011	0.20%	3,377	10.011033	33,807	0.04%	-2.99%
2011	0.25%	66,787	9.989709	667,183	0.04%	-3.04%
U.S. Real Estate Portfolio - Class I (MSVRE)
2015	0.10%	78,351	60.125749	4,710,913	1.35%	2.07%
2015	0.20%	40,970	48.430950	1,984,216	1.35%	1.97%
2015	0.25%	283,644	48.067000	13,633,916	1.35%	1.92%
g 2014	0.10%	59,709	58.907321	3,517,297	1.39%	29.59%
2014	0.20%	32,267	47.496982	1,532,585	1.39%	29.46%
2014	0.25%	325,980	47.163617	15,374,396	1.39%	29.40%
2013	0.10%	49,656	45.456233	2,257,175	1.13%	1.95%
2013	0.20%	32,599	36.687985	1,195,992	1.13%	1.85%
2013	0.25%	371,524	36.448690	13,541,563	1.13%	1.80%
2012	0.10%	83,283	44.585930	3,713,250	0.84%	15.72%
2012	0.20%	167,696	36.021570	6,040,673	0.84%	15.60%
2012	0.25%	409,531	35.804517	14,663,060	0.84%	15.55%
2011	0.10%	101,526	38.529319	3,911,728	0.88%	5.81%
2011	0.20%	189,017	31.159562	5,889,687	0.88%	5.71%
2011	0.25%	472,847	30.987316	14,652,259	0.88%	5.66%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Managed Growth and Income Class I (IDPGI)
2014	0.00%	1	$10.196266	$10	2.52%	1.96%	5/1/2014
NVIT Investor Destinations Managed Growth Class I (IDPG)
2015	0.00%	4,397	9.768489	42,952	1.83%	-3.71%
NVIT Cardinal Managed Growth Class I (NCPG)
2015	0.00%	4,610	9.617936	44,339	1.34%	-4.62%
2014	0.00%	4,296	10.083558	43,319	3.21%	0.84%	5/1/2014
NVIT Bond Index Fund Class I (NVBX)
2015	0.00%	1,003,522	10.292554	10,328,804	2.32%	0.14%
2015	0.10%	747,019	10.275385	7,675,908	2.32%	0.04%
2015	0.20%	7,019,738	10.258256	72,010,269	2.32%	-0.06%
2015	0.25%	524,594	10.249699	5,376,931	2.32%	-0.11%
2014	0.00%	443,358	10.277970	4,556,820	3.92%	2.78%	5/1/2014
2014	0.20%	5,155,962	10.264234	52,922,000	3.92%	2.64%	5/1/2014
2014	0.25%	46,311	10.260803	475,188	3.92%	2.61%	5/1/2014
NVIT International Index Fund Class I (NVIX)
2015	0.00%	296,030	9.110733	2,697,050	3.36%	-0.96%
2015	0.10%	21,165	9.095533	192,507	3.36%	-1.06%
2015	0.20%	1,075,178	9.080363	9,763,007	3.36%	-1.16%
2015	0.25%	833,286	9.072786	7,560,226	3.36%	-1.21%
2014	0.00%	319,484	9.198938	2,938,914	2.49%	-8.01%	5/1/2014
2014	0.20%	187,603	9.186635	1,723,440	2.49%	-8.13%	5/1/2014
2014	0.25%	738,092	9.183562	6,778,314	2.49%	-8.16%	5/1/2014
American Century NVIT Multi Cap Value Fund - Class I (NVAMV1)
2015	0.00%	1,546,350	23.497274	36,335,010	2.39%	-4.28%
2014	0.00%	1,667,165	24.546677	40,923,361	2.00%	13.12%
2013	0.00%	1,832,139	21.699995	39,757,407	1.86%	31.90%
2012	0.00%	1,980,422	16.452105	32,582,111	0.98%	14.66%
2011	0.00%	2,222,487	14.348277	31,888,859	1.60%	0.65%
American Funds NVIT Asset Allocation Fund - Class II (GVAAA2)
2015	0.00%	519,808	16.606784	8,632,339	1.42%	0.98%
2014	0.00%	490,736	16.444935	8,070,122	0.95%	4.99%
2013	0.00%	487,528	15.663250	7,636,273	1.31%	23.28%
2012	0.00%	477,179	12.704984	6,062,552	1.36%	15.72%
2011	0.00%	433,074	10.979437	4,754,909	1.37%	0.93%
American Funds NVIT Bond Fund - Class II (GVABD2)
2015	0.00%	113,914	13.166435	1,499,841	1.36%	-0.23%
2014	0.00%	117,093	13.196903	1,545,265	1.22%	4.98%
2013	0.00%	122,305	12.571090	1,537,507	1.67%	-2.57%
2012	0.00%	158,000	12.903197	2,038,705	2.20%	4.97%
2011	0.00%	174,797	12.292646	2,148,718	2.35%	5.72%
American Funds NVIT Global Growth Fund - Class II (GVAGG2)
2015	0.00%	426,191	18.531767	7,898,072	0.69%	6.54%
2014	0.00%	375,662	17.393687	6,534,147	0.70%	1.84%
2013	0.00%	394,540	17.080144	6,738,800	0.39%	28.64%
2012	0.00%	374,929	13.277399	4,978,082	0.87%	22.09%
2011	0.00%	426,331	10.875437	4,636,536	1.00%	-9.31%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Funds NVIT Growth Fund - Class II (GVAGR2)
2015	0.00%	539,000	$17.702463	$9,541,628	0.71%	6.43%
2014	0.00%	582,797	16.633406	9,693,899	0.44%	8.07%
2013	0.00%	660,438	15.391784	10,165,319	0.32%	29.61%
2012	0.00%	656,818	11.875465	7,800,019	0.21%	17.40%
2011	0.00%	786,500	10.115272	7,955,661	0.26%	-4.69%
American Funds NVIT Growth-Income Fund - Class II (GVAGI2)
2015	0.00%	198,459	15.067505	2,990,282	0.84%	1.09%
2014	0.00%	223,749	14.905501	3,335,091	0.79%	10.23%
2013	0.00%	235,408	13.522509	3,183,307	0.98%	32.97%
2012	0.00%	247,986	10.169772	2,521,961	1.05%	17.06%
2011	0.00%	279,694	8.687464	2,429,832	0.99%	-2.24%
Federated NVIT High Income Bond Fund - Class I (HIBF)
2015	0.00%	428,838	25.623622	10,988,383	5.47%	-2.61%
2015	0.10%	30,418	22.988781	699,273	5.47%	-2.70%
2015	0.20%	67,872	25.575241	1,735,843	5.47%	-2.80%
2015	0.25%	264,978	25.383080	6,725,958	5.47%	-2.85%
2014	0.00%	494,739	26.309492	13,016,332	5.48%	2.55%
2014	0.10%	53,100	23.627747	1,254,633	5.48%	2.45%
2014	0.20%	43,817	26.312407	1,152,931	5.48%	2.35%
2014	0.25%	224,498	26.127774	5,865,633	5.48%	2.29%
2013	0.00%	128,661	25.655193	3,300,823	6.14%	7.07%
2013	0.10%	36,676	23.063197	845,866	6.14%	6.97%
2013	0.20%	47,088	25.709396	1,210,604	6.14%	6.86%
2013	0.25%	467,044	25.541772	11,929,131	6.14%	6.80%
2012	0.00%	164,273	23.960670	3,936,091	8.24%	14.56%
2012	0.10%	100,719	21.561437	2,171,646	8.24%	14.44%
2012	0.20%	51,215	24.059374	1,232,201	8.24%	14.33%
2012	0.25%	574,902	23.914452	13,748,466	8.24%	14.27%
2011	0.00%	192,805	20.916000	4,032,709	8.22%	3.82%
2011	0.10%	94,398	18.840517	1,778,507	8.22%	3.71%
2011	0.20%	31,722	21.044304	667,567	8.22%	3.61%
2011	0.25%	618,849	20.928041	12,951,297	8.22%	3.56%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Emerging Markets Fund - Class I (GEM)
2015	0.00%	342,530	$21.512038	$7,368,518	0.85%	-15.99%
2015	0.10%	53,412	21.186458	1,131,611	0.85%	-16.08%
2015	0.20%	9,202	20.865728	192,006	0.85%	-16.16%
2015	0.25%	127,704	20.707235	2,644,397	0.85%	-16.20%
2014	0.00%	358,435	25.608009	9,178,807	1.22%	-5.51%
2014	0.10%	56,025	25.245709	1,414,391	1.22%	-5.60%
2014	0.20%	5,527	24.888440	137,558	1.22%	-5.69%
2014	0.25%	137,441	24.711758	3,396,409	1.22%	-5.74%
2013	0.00%	63,515	27.100074	1,721,261	1.10%	0.75%
2013	0.10%	59,951	26.743408	1,603,294	1.10%	0.65%
2013	0.20%	36,400	26.391340	960,645	1.10%	0.54%
2013	0.25%	188,020	26.217108	4,929,341	1.10%	0.49%
2012	0.00%	72,637	26.899413	1,953,893	0.50%	17.22%
2012	0.10%	100,722	26.571947	2,676,380	0.50%	17.10%
2012	0.20%	47,858	26.248380	1,256,195	0.50%	16.98%
2012	0.25%	221,809	26.088139	5,786,584	0.50%	16.92%
2011	0.00%	86,175	22.948246	1,977,565	0.51%	-22.37%
2011	0.10%	135,864	22.691603	3,082,972	0.51%	-22.45%
2011	0.20%	37,968	22.437772	851,917	0.51%	-22.53%
2011	0.25%	208,036	22.311980	4,641,695	0.51%	-22.57%
NVIT International Equity Fund - Class I (GIG)
2015	0.00%	726,720	16.060113	11,671,205	0.54%	-3.06%
2015	0.10%	112,022	15.817045	1,771,857	0.54%	-3.15%
2015	0.20%	98,208	15.577704	1,529,855	0.54%	-3.25%
2015	0.25%	198,942	15.459367	3,075,517	0.54%	-3.30%
2014	0.00%	602,146	16.566460	9,975,428	3.56%	-0.45%
2014	0.10%	90,986	16.332055	1,485,988	3.56%	-0.55%
2014	0.20%	60,911	16.101032	980,730	3.56%	-0.65%
2014	0.25%	206,679	15.986719	3,304,119	3.56%	-0.70%
2013	0.00%	364,085	16.641029	6,058,666	0.54%	17.83%
2013	0.10%	87,333	16.421986	1,434,181	0.54%	17.71%
2013	0.20%	38,703	16.205894	627,217	0.54%	17.60%
2013	0.25%	306,552	16.098886	4,935,146	0.54%	17.54%
2012	0.00%	399,009	14.122631	5,635,057	0.87%	15.61%
2012	0.10%	105,286	13.950678	1,468,811	0.87%	15.49%
2012	0.20%	23,573	13.780870	324,856	0.87%	15.38%
2012	0.25%	230,188	13.696713	3,152,819	0.87%	15.32%
2011	0.00%	402,975	12.216006	4,922,745	1.35%	-9.76%
2011	0.10%	146,364	12.079365	1,767,984	1.35%	-9.85%
2011	0.20%	21,256	11.944297	253,888	1.35%	-9.94%
2011	0.25%	211,674	11.877298	2,514,115	1.35%	-9.99%
Variable Insurance Trust: NVIT International Equity Fund - Class VI (NVIE6)
2015	0.00%	20,759	9.438443	195,933	0.25%	-3.22%
2014	0.00%	25,389	9.752483	247,606	3.79%	-0.72%
2013	0.00%	27,530	9.823149	270,431	0.53%	17.56%
2012	0.00%	29,454	8.355696	246,109	0.52%	15.23%
2011	0.00%	48,864	7.251572	354,341	0.92%	-10.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Neuberger Berman NVIT Multi Cap Opportunities Fund - Class I (NVNMO1)
2015	0.00%	1,043,310	$14.364226	$14,986,341	0.77%	-1.08%
2014	0.00%	1,156,523	14.520984	16,793,852	0.89%	6.60%
2013	0.00%	1,264,376	13.621982	17,223,307	1.05%	43.82%
2012	0.00%	1,373,296	9.471654	13,007,385	1.47%	16.94%
2011	0.00%	1,522,830	8.099461	12,334,102	0.57%	-11.62%
Neuberger Berman NVIT Socially Responsible Fund - Class I (NVNSR1)
2015	0.00%	16,728	16.586071	277,452	0.77%	-0.32%
2014	0.00%	20,963	16.639955	348,823	0.40%	10.60%
2013	0.00%	63,496	15.044832	955,287	1.00%	38.77%
2012	0.00%	26,852	10.841924	291,127	0.88%	11.50%
2011	0.00%	59,405	9.723793	577,642	0.72%	-3.18%
NVIT Cardinal Aggressive Fund - Class I (NVCRA1)
2015	0.00%	253,403	13.867876	3,514,161	2.63%	-1.58%
2015	0.20%	439	21.354165	9,374	2.63%	-1.77%
2015	0.25%	3,502	21.283096	74,533	2.63%	-1.82%
2014	0.00%	291,687	14.089818	4,109,817	2.30%	4.48%
2014	0.20%	192	21.739366	4,174	2.30%	4.27%
2014	0.25%	2,223	21.677860	48,190	2.30%	4.21%
2013	0.00%	260,801	13.486224	3,517,221	1.43%	29.65%
2013	0.20%	536	20.849732	11,175	1.43%	29.39%
2013	0.25%	639	20.801156	13,292	1.43%	29.32%
2012	0.00%	213,197	10.402170	2,217,711	1.16%	16.22%
2012	0.20%	76	16.113951	1,225	1.16%	15.99%
2012	0.25%	104	16.084433	1,673	1.16%	15.93%
2011	0.00%	181,560	8.950086	1,624,978	2.09%	-6.19%
2011	0.20%	10	13.892348	139	2.09%	-6.37%
2011	0.25%	202	13.873846	2,803	2.09%	-6.42%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Balanced Fund - Class I (NVCRB1)
2015	0.00%	613,484	$13.800315	$8,466,272	2.73%	-1.05%
2015	0.10%	9,590,709	16.858906	161,688,862	2.73%	-1.15%
2015	0.25%	28,755	16.691179	479,955	2.73%	-1.30%
2014	0.00%	530,422	13.947302	7,397,956	2.41%	4.46%
2014	0.10%	9,676,754	17.055519	165,042,062	2.41%	4.36%
2014	0.25%	17,462	16.911187	295,303	2.41%	4.20%
2013	0.00%	409,479	13.351426	5,467,129	1.74%	14.72%
2013	0.10%	9,799,660	16.343180	160,157,607	1.74%	14.60%
2012	0.00%	345,977	11.638522	4,026,661	1.58%	11.24%
2012	0.10%	9,918,231	14.260689	141,440,808	1.58%	11.13%
2011	0.00%	273,343	10.462826	2,859,940	2.55%	-1.26%
2011	0.10%	10,039,458	12.832969	128,836,053	2.55%	-1.36%
NVIT Cardinal Capital Appreciation Fund - Class I (NVCCA1)
2015	0.00%	400,439	14.021191	5,614,632	2.92%	-1.15%
2015	0.25%	13,209	18.814356	248,519	2.92%	-1.39%
2014	0.00%	496,154	14.183683	7,037,291	2.52%	4.70%
2014	0.25%	6,154	19.080050	117,419	2.52%	4.44%
2013	0.00%	502,970	13.546578	6,813,522	1.76%	21.44%
2013	0.25%	2,966	18.268625	54,185	1.76%	21.14%
2012	0.00%	417,509	11.154725	4,657,198	1.55%	13.74%
2011	0.00%	353,307	9.807509	3,465,062	2.31%	-3.37%
2011	0.20%	7	13.310277	93	2.31%	-3.56%
2011	0.25%	8	13.292549	106	2.31%	-3.61%
NVIT Cardinal Conservative Fund - Class I (NVCCN1)
2015	0.00%	290,791	13.034982	3,790,455	1.93%	-0.65%
2015	0.20%	12,852	13.726536	176,413	1.93%	-0.85%
2015	0.25%	12,143	13.680854	166,127	1.93%	-0.90%
2014	0.00%	403,620	13.120260	5,295,599	2.33%	3.42%
2014	0.20%	14,273	13.844008	197,596	2.33%	3.21%
2014	0.25%	523	13.804832	7,220	2.33%	3.16%
2013	0.00%	343,843	12.686282	4,362,089	1.92%	5.03%
2013	0.20%	13,445	13.412895	180,336	1.92%	4.82%
2013	0.25%	178	13.381633	2,382	1.92%	4.77%
2012	0.00%	375,872	12.078891	4,540,117	2.04%	7.58%
2012	0.20%	317	12.796286	4,056	2.04%	7.36%
2012	0.25%	99	12.772842	1,265	2.04%	7.31%
2011	0.00%	244,720	11.227964	2,747,707	2.65%	1.50%
2011	0.20%	223	11.918680	2,658	2.65%	1.30%
NVIT Cardinal Moderate Fund - Class I (NVCMD1)
2015	0.00%	482,383	13.935133	6,722,071	2.86%	-0.98%
2015	0.20%	4,416	17.801976	78,614	2.86%	-1.17%
2015	0.25%	3,309	17.742741	58,711	2.86%	-1.22%
2014	0.00%	525,002	14.072360	7,388,017	2.58%	4.66%
2014	0.20%	142	18.013284	2,558	2.58%	4.45%
2014	0.25%	1,908	17.962322	34,272	2.58%	4.40%
2013	0.00%	465,059	13.446120	6,253,239	1.68%	17.98%
2013	0.20%	48	17.246137	828	1.68%	17.74%
2013	0.25%	125	17.205926	2,151	1.68%	17.68%
2012	0.00%	489,603	11.397169	5,580,088	1.47%	12.45%
2011	0.00%	534,729	10.135390	5,419,687	2.45%	-2.25%
2011	0.25%	8	13.034508	104	2.45%	-2.49%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Cardinal Moderately Aggressive Fund - Class I (NVCMA1)
2015	0.00%	452,610	$13.921442	$6,300,984	3.14%	-1.43%
2015	0.20%	1,467	19.789779	29,032	3.14%	-1.62%
2015	0.25%	11,390	19.723929	224,656	3.14%	-1.67%
2014	0.00%	492,402	14.122912	6,954,150	2.54%	4.66%
2014	0.20%	772	20.116383	15,530	2.54%	4.45%
2014	0.25%	7,612	20.059477	152,693	2.54%	4.40%
2013	0.00%	538,407	13.494322	7,265,437	1.65%	24.35%
2013	0.20%	38	19.259520	732	1.65%	24.11%
2013	0.25%	1,287	19.214638	24,729	1.65%	24.04%
2012	0.00%	475,205	10.851463	5,156,669	1.27%	14.67%
2012	0.20%	29	15.518526	450	1.27%	14.44%
2012	0.25%	32	15.490103	496	1.27%	14.38%
2011	0.00%	513,993	9.463303	4,864,071	2.42%	-4.57%
2011	0.20%	31	13.560483	420	2.42%	-4.76%
2011	0.25%	35	13.542423	474	2.42%	-4.81%
NVIT Cardinal Moderately Conservative Fund - Class I (NVCMC1)
2015	0.00%	324,148	13.598100	4,407,797	2.82%	-0.88%
2015	0.20%	9,182	15.716772	144,311	2.82%	-1.08%
2015	0.25%	23,446	15.664472	367,269	2.82%	-1.13%
2014	0.00%	243,977	13.718708	3,347,049	2.59%	4.17%
2014	0.20%	9,063	15.887922	143,992	2.59%	3.96%
2014	0.25%	21,867	15.842970	346,438	2.59%	3.91%
2013	0.00%	210,016	13.169178	2,765,738	2.10%	11.33%
2013	0.20%	3,323	15.282040	50,782	2.10%	11.11%
2013	0.25%	20,825	15.246428	317,507	2.10%	11.05%
2012	0.00%	151,616	11.828808	1,793,437	1.97%	10.13%
2012	0.20%	2,766	13.754085	38,044	1.97%	9.91%
2012	0.25%	13,974	13.728890	191,848	1.97%	9.86%
2011	0.00%	114,210	10.740467	1,226,669	2.52%	-0.28%
2011	0.20%	665	12.513661	8,322	2.52%	-0.48%
NVIT Core Bond Fund - Class I (NVCBD1)
2015	0.00%	71,807	13.609836	977,281	2.55%	-0.72%
2014	0.00%	72,271	13.708553	990,731	3.25%	5.06%
2013	0.00%	65,876	13.048920	859,611	2.38%	-1.91%
2012	0.00%	72,492	13.303193	964,375	3.01%	7.75%
2011	0.00%	80,629	12.345910	995,438	3.32%	6.59%
NVIT Core Plus Bond Fund - Class I (NVLCP1)
2015	0.00%	163,170	14.773963	2,410,668	1.87%	-0.32%
2014	0.00%	165,785	14.821038	2,457,106	2.41%	5.09%
2013	0.00%	68,382	14.103213	964,406	2.14%	-1.77%
2012	0.00%	88,003	14.357681	1,263,519	3.10%	7.38%
2011	0.00%	35,901	13.370773	480,024	2.56%	6.37%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Nationwide Fund - Class I (TRF)
2015	0.00%	1,525,407	$23.717948	$36,179,524	1.25%	0.94%
2015	0.10%	4,469,016	19.370055	86,565,086	1.25%	0.83%
2015	0.25%	6,614	18.592710	122,972	1.25%	0.68%
2014	0.00%	1,650,623	23.498134	38,786,560	1.18%	12.15%
2014	0.10%	3,872,860	19.209740	74,396,634	1.18%	12.04%
2014	0.25%	11,608	18.466505	214,359	1.18%	11.87%
2013	0.00%	1,734,648	20.952837	36,345,797	1.36%	31.10%
2013	0.10%	3,480,031	17.146101	59,668,963	1.36%	30.97%
2013	0.25%	20,745	16.507449	342,447	1.36%	30.77%
2012	0.00%	1,864,535	15.982186	29,799,345	1.42%	14.21%
2012	0.10%	3,747,612	13.091593	49,062,211	1.42%	14.10%
2012	0.20%	2,665	12.699413	33,844	1.42%	13.99%
2012	0.25%	15,896	12.622880	200,653	1.42%	13.93%
2011	0.00%	2,024,151	13.993147	28,324,242	1.15%	0.53%
2011	0.10%	4,619,387	11.473793	53,001,890	1.15%	0.43%
2011	0.20%	3,750	11.141231	41,780	1.15%	0.33%
2011	0.25%	19,700	11.079648	218,269	1.15%	0.28%
NVIT Government Bond Fund - Class I (GBF)
2015	0.00%	1,137,214	22.031686	25,054,742	1.66%	-0.11%
2015	0.20%	654,929	18.199180	11,919,171	1.66%	-0.31%
2015	0.25%	1,004,635	18.062479	18,146,199	1.66%	-0.36%
2014	0.00%	1,213,618	22.055640	26,767,122	1.84%	4.57%
2014	0.10%	84,462	20.206888	1,706,714	1.84%	4.46%
2014	0.20%	718,600	18.255441	13,118,360	1.84%	4.36%
2014	0.25%	1,221,280	18.127386	22,138,614	1.84%	4.31%
2013	0.00%	1,336,944	21.091950	28,198,756	1.58%	-4.06%
2013	0.10%	890,350	19.343317	17,222,322	1.58%	-4.15%
2013	0.20%	816,538	17.492749	14,283,494	1.58%	-4.25%
2013	0.25%	1,634,584	17.378731	28,406,996	1.58%	-4.29%
2012	0.00%	1,674,246	21.983438	36,805,683	2.29%	3.06%
2012	0.10%	909,849	20.181071	18,361,727	2.29%	2.95%
2012	0.20%	1,212,740	18.268614	22,155,079	2.29%	2.85%
2012	0.25%	3,051,816	18.158617	55,416,758	2.29%	2.80%
2011	0.00%	1,713,711	21.331346	36,555,762	2.95%	7.25%
2011	0.10%	177,033	19.602079	3,470,215	2.95%	7.15%
2011	0.20%	1,225,833	17.762299	21,773,612	2.95%	7.04%
2011	0.25%	3,176,064	17.664198	56,102,623	2.95%	6.99%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
American Century NVIT Growth Fund - Class I (CAF)
2015	0.00%	909,595	$16.529138	$15,034,821	0.35%	4.67%
2015	0.10%	76,075	12.387039	942,344	0.35%	4.56%
2015	0.20%	38,789	15.745641	610,758	0.35%	4.46%
2015	0.25%	4,583	15.627282	71,620	0.35%	4.41%
2014	0.00%	981,320	15.791950	15,496,956	0.35%	11.33%
2014	0.10%	80,858	11.846425	957,878	0.35%	11.22%
2014	0.20%	32,508	15.073515	490,010	0.35%	11.11%
2014	0.25%	4,658	14.967679	69,719	0.35%	11.05%
2013	0.00%	1,067,343	14.184902	15,140,156	0.68%	29.74%
2013	0.10%	89,080	10.651528	948,838	0.68%	29.61%
2013	0.20%	32,019	13.566675	434,391	0.68%	29.48%
2013	0.25%	4,807	13.478153	64,789	0.68%	29.42%
2012	0.00%	1,163,480	10.933376	12,720,764	0.56%	14.02%
2012	0.10%	107,268	8.218140	881,543	0.56%	13.91%
2012	0.20%	27,007	10.477780	282,973	0.56%	13.79%
2012	0.25%	7,147	10.414612	74,433	0.56%	13.74%
2011	0.00%	1,203,204	9.588872	11,537,369	0.58%	-0.69%
2011	0.10%	127,078	7.214766	916,838	0.58%	-0.79%
2011	0.20%	25,516	9.207740	234,945	0.58%	-0.89%
2011	0.25%	5,000	9.156818	45,784	0.58%	-0.94%
NVIT International Index Fund - Class II (GVIX2)
2015	0.00%	237,830	9.257870	2,201,799	2.05%	-1.26%
2015	0.20%	22,993	9.098676	209,206	2.05%	-1.46%
2015	0.25%	100,299	9.059353	908,644	2.05%	-1.50%
2014	0.00%	222,311	9.375800	2,084,343	2.77%	-6.12%
2014	0.20%	23,168	9.233042	213,911	2.77%	-6.31%
2014	0.25%	123,081	9.197726	1,132,065	2.77%	-6.36%
2013	0.00%	268,735	9.987487	2,683,987	3.02%	21.36%
2013	0.20%	56,128	9.855117	553,148	3.02%	21.12%
2013	0.25%	706,807	9.822334	6,942,494	3.02%	21.06%
2012	0.00%	194,912	8.229456	1,604,020	2.39%	18.29%
2012	0.20%	32,518	8.136631	264,587	2.39%	18.05%
2012	0.25%	714,474	8.113620	5,796,971	2.39%	17.99%
2011	0.00%	130,671	6.957271	909,114	2.62%	-12.72%
2011	0.20%	8,251	6.892598	56,871	2.62%	-12.89%
2011	0.25%	907,509	6.876547	6,240,528	2.62%	-12.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Aggressive Fund - Class II (GVIDA)
2015	0.00%	727,752	$22.707558	$16,525,471	1.39%	-1.00%
2015	0.10%	146,618	22.393395	3,283,275	1.39%	-1.10%
2015	0.20%	77,739	22.083606	1,716,757	1.39%	-1.20%
2015	0.25%	17,642	21.930272	386,894	1.39%	-1.25%
2014	0.00%	799,256	22.936445	18,332,091	1.57%	4.99%
2014	0.10%	126,953	22.641744	2,874,437	1.57%	4.88%
2014	0.20%	87,812	22.350869	1,962,675	1.57%	4.78%
2014	0.25%	59,852	22.206782	1,329,120	1.57%	4.72%
2013	0.00%	949,387	21.847269	20,741,513	1.70%	27.25%
2013	0.10%	139,994	21.588139	3,022,210	1.70%	27.12%
2013	0.20%	93,168	21.332126	1,987,472	1.70%	26.99%
2013	0.25%	91,665	21.205202	1,943,775	1.70%	26.93%
2012	0.00%	970,552	17.169227	16,663,628	1.41%	15.90%
2012	0.10%	128,197	16.982548	2,177,112	1.41%	15.79%
2012	0.20%	90,669	16.797930	1,523,052	1.41%	15.67%
2012	0.25%	92,309	16.706332	1,542,145	1.41%	15.61%
2011	0.00%	1,230,015	14.813448	18,220,763	1.80%	-3.93%
2011	0.10%	162,340	14.667084	2,381,054	1.80%	-4.03%
2011	0.20%	83,626	14.522177	1,214,432	1.80%	-4.12%
2011	0.25%	137,252	14.450227	1,983,323	1.80%	-4.17%
NVIT Investor Destinations Balanced Fund - Class II (NVDBL2)
2015	0.00%	90,670	16.704200	1,514,570	1.45%	-0.17%
2014	0.00%	117,578	16.733256	1,967,463	1.72%	4.59%
2013	0.00%	109,004	15.999643	1,744,025	1.76%	13.42%
2012	0.00%	101,106	14.106085	1,426,210	2.24%	9.39%
2011	0.00%	12,871	12.895684	165,980	2.25%	0.88%
NVIT Investor Destinations Capital Appreciation Fund - Class II (NVDCA2)
2015	0.00%	38,096	19.013052	724,321	1.65%	-0.53%
2014	0.00%	34,838	19.114689	665,918	2.15%	5.21%
2013	0.00%	16,580	18.167791	301,222	1.53%	19.49%
2012	0.00%	23,052	15.203946	350,481	1.85%	12.25%
2011	0.00%	20,856	13.544740	282,489	2.08%	-0.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Conservative Fund - Class II (GVIDC)
2015	0.00%	359,127	$16.833321	$6,045,300	1.78%	0.26%
2015	0.10%	59,565	16.600530	988,811	1.78%	0.16%
2015	0.20%	102,459	16.370829	1,677,339	1.78%	0.06%
2015	0.25%	95,452	16.257257	1,551,788	1.78%	0.01%
2014	0.00%	474,185	16.788858	7,961,025	1.88%	3.89%
2014	0.10%	4,299	16.573239	71,248	1.88%	3.79%
2014	0.20%	83,998	16.360271	1,374,230	1.88%	3.68%
2014	0.25%	96,493	16.254896	1,568,484	1.88%	3.63%
2013	0.00%	504,094	16.160183	8,146,251	1.63%	4.83%
2013	0.10%	4,260	15.968590	68,026	1.63%	4.73%
2013	0.20%	62,295	15.779171	982,963	1.63%	4.62%
2013	0.25%	104,547	15.685383	1,639,860	1.63%	4.57%
2012	0.00%	535,106	15.415374	8,248,859	1.71%	5.18%
2012	0.10%	8,967	15.247831	136,727	1.71%	5.07%
2012	0.20%	69,257	15.082043	1,044,537	1.71%	4.97%
2012	0.25%	142,595	14.999901	2,138,911	1.71%	4.91%
2011	0.00%	589,915	14.656785	8,646,257	2.50%	2.93%
2011	0.10%	22,883	14.512020	332,079	2.50%	2.83%
2011	0.20%	56,571	14.368627	812,848	2.50%	2.73%
2011	0.25%	143,852	14.297532	2,056,729	2.50%	2.67%
NVIT Investor Destinations Moderate Fund - Class II (GVIDM)
2015	0.00%	2,505,882	20.473919	51,305,225	1.61%	-0.33%
2015	0.10%	298,948	20.190683	6,035,964	1.61%	-0.43%
2015	0.20%	203,043	19.911325	4,042,855	1.61%	-0.53%
2015	0.25%	130,280	19.773092	2,576,038	1.61%	-0.58%
2014	0.00%	2,828,965	20.542646	58,114,427	1.67%	5.18%
2014	0.10%	179,347	20.278734	3,636,930	1.67%	5.08%
2014	0.20%	241,999	20.018180	4,844,380	1.67%	4.97%
2014	0.25%	171,804	19.889138	3,417,033	1.67%	4.92%
2013	0.00%	3,094,770	19.530736	60,442,452	1.61%	16.63%
2013	0.10%	182,069	19.299113	3,513,770	1.61%	16.51%
2013	0.20%	243,997	19.070216	4,653,075	1.61%	16.39%
2013	0.25%	215,943	18.956755	4,093,579	1.61%	16.34%
2012	0.00%	3,467,574	16.746328	58,069,132	1.61%	10.81%
2012	0.10%	164,770	16.564270	2,729,295	1.61%	10.70%
2012	0.20%	250,897	16.384181	4,110,742	1.61%	10.59%
2012	0.25%	287,419	16.294844	4,683,448	1.61%	10.53%
2011	0.00%	3,959,245	15.112388	59,833,118	2.12%	-0.04%
2011	0.10%	218,054	14.963083	3,262,760	2.12%	-0.14%
2011	0.20%	302,677	14.815234	4,484,231	2.12%	-0.24%
2011	0.25%	390,082	14.741846	5,750,529	2.12%	-0.29%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Investor Destinations Moderately Aggressive Fund - Class II (GVDMA)
2015	0.00%	3,036,720	$21.949295	$66,653,863	1.49%	-0.73%
2015	0.10%	169,799	21.645583	3,675,398	1.49%	-0.83%
2015	0.20%	273,829	21.346114	5,845,185	1.49%	-0.93%
2015	0.25%	302,811	21.197973	6,418,979	1.49%	-0.98%
2014	0.00%	3,281,884	22.110620	72,564,490	1.74%	4.96%
2014	0.10%	165,079	21.826496	3,603,096	1.74%	4.85%
2014	0.20%	261,081	21.546066	5,625,268	1.74%	4.75%
2014	0.25%	219,251	21.407232	4,693,557	1.74%	4.69%
2013	0.00%	3,488,536	21.066347	73,490,710	1.62%	22.38%
2013	0.10%	159,223	20.816452	3,314,458	1.62%	22.25%
2013	0.20%	31,774	20.569550	653,577	1.62%	22.13%
2013	0.25%	107,418	20.447238	2,196,401	1.62%	22.07%
2012	0.00%	3,872,046	17.214305	66,654,581	1.63%	13.76%
2012	0.10%	197,613	17.027115	3,364,779	1.63%	13.65%
2012	0.20%	24,724	16.841984	416,401	1.63%	13.53%
2012	0.25%	170,507	16.750188	2,856,024	1.63%	13.48%
2011	0.00%	4,147,741	15.132127	62,764,144	2.03%	-2.13%
2011	0.10%	250,895	14.982582	3,759,055	2.03%	-2.22%
2011	0.20%	34,628	14.834535	513,690	2.03%	-2.32%
2011	0.25%	217,442	14.761085	3,209,680	2.03%	-2.37%
NVIT Investor Destinations Moderately Conservative Fund - Class II (GVDMC)
2015	0.00%	706,590	18.983169	13,413,317	1.68%	-0.03%
2015	0.10%	72,387	18.720559	1,355,125	1.68%	-0.13%
2015	0.20%	10,908	18.461573	201,379	1.68%	-0.23%
2015	0.25%	33,082	18.333454	606,507	1.68%	-0.28%
2014	0.00%	752,574	18.988951	14,290,591	1.83%	4.74%
2014	0.10%	72,469	18.745008	1,358,432	1.83%	4.63%
2014	0.20%	17,823	18.504179	329,800	1.83%	4.53%
2014	0.25%	40,576	18.384954	745,988	1.83%	4.48%
2013	0.00%	799,670	18.129719	14,497,792	1.67%	10.49%
2013	0.10%	56,461	17.914713	1,011,483	1.67%	10.38%
2013	0.20%	17,974	17.702253	318,180	1.67%	10.27%
2013	0.25%	55,765	17.596985	981,296	1.67%	10.22%
2012	0.00%	886,098	16.407771	14,538,893	1.75%	8.04%
2012	0.10%	51,990	16.229405	843,767	1.75%	7.93%
2012	0.20%	13,819	16.052978	221,836	1.75%	7.82%
2012	0.25%	89,875	15.965491	1,434,899	1.75%	7.77%
2011	0.00%	908,615	15.186765	13,798,922	2.30%	2.06%
2011	0.10%	67,795	15.036737	1,019,416	2.30%	1.96%
2011	0.20%	9,866	14.888185	146,887	2.30%	1.86%
2011	0.25%	78,319	14.814478	1,160,255	2.30%	1.81%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Mid Cap Index Fund - Class I (MCIF)
2015	0.00%	726,879	$47.459992	$34,497,672	1.19%	-2.53%
2015	0.10%	158,895	42.771446	6,796,169	1.19%	-2.63%
2015	0.20%	383,281	32.027174	12,275,407	1.19%	-2.73%
2015	0.25%	1,037,969	31.786495	32,993,396	1.19%	-2.78%
2014	0.00%	726,102	48.693949	35,356,774	1.08%	9.42%
2014	0.10%	64,879	43.927412	2,849,967	1.08%	9.31%
2014	0.20%	332,094	32.925676	10,934,419	1.08%	9.20%
2014	0.25%	965,440	32.694578	31,564,653	1.08%	9.15%
2013	0.00%	770,865	44.501701	34,304,804	1.15%	33.05%
2013	0.10%	67,580	40.185694	2,715,749	1.15%	32.91%
2013	0.20%	308,900	30.151218	9,313,711	1.15%	32.78%
2013	0.25%	990,257	29.954566	29,662,719	1.15%	32.72%
2012	0.00%	775,366	33.448036	25,934,470	1.07%	17.47%
2012	0.10%	82,892	30.234257	2,506,178	1.07%	17.36%
2012	0.20%	268,030	22.707360	6,086,254	1.07%	17.24%
2012	0.25%	1,015,466	22.570532	22,919,608	1.07%	17.18%
2011	0.00%	937,419	28.472984	26,691,116	0.78%	-2.54%
2011	0.10%	110,919	25.763036	2,857,610	0.78%	-2.64%
2011	0.20%	249,840	19.368666	4,839,068	0.78%	-2.74%
2011	0.25%	1,084,345	19.261601	20,886,221	0.78%	-2.79%
NVIT Money Market Fund - Class I (SAM)
2015	0.00%	3,283,084	14.293235	46,925,891	0.00%
2015	0.20%	827	11.911691	9,851	0.00%	-0.20%
2015	0.25%	22,953	11.822117	271,353	0.00%	-0.25%
2014	0.00%	3,527,039	14.293235	50,412,797	0.00%
2014	0.20%	872	11.935475	10,408	0.00%	-0.20%
2014	0.25%	472,682	11.851712	5,602,091	0.00%	-0.25%
2013	0.00%	4,055,705	14.293235	57,967,632	0.00%
2013	0.20%	915	11.959420	10,943	0.00%	-0.20%
2013	0.25%	550,956	11.881336	6,546,093	0.00%	-0.25%
2012	0.00%	5,544,294	14.293235	79,245,902	0.00%
2012	0.20%	1,247	11.983454	14,943	0.00%	-0.20%
2012	0.25%	563,036	11.911174	6,706,420	0.00%	-0.25%
2011	0.00%	5,903,369	14.293235	84,378,240	0.00%	0.00%
2011	0.20%	1,299	12.007617	15,598	0.00%	-0.20%
2011	0.25%	574,205	11.941153	6,856,670	0.00%	-0.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Money Market Fund - Class V (SAM5)
2015	0.00%	2,150,324	$11.731137	$25,225,745	0.00%
2015	0.20%	5,293,610	11.425253	60,480,834	0.00%	-0.20%
2015	0.25%	7,364,598	11.350082	83,588,791	0.00%	-0.25%
2014	0.00%	1,920,128	11.731137	22,525,285	0.00%
2014	0.20%	4,418,047	11.448195	50,578,664	0.00%	-0.20%
2014	0.25%	8,212,686	11.378551	93,448,466	0.00%	-0.25%
2013	0.00%	1,733,687	11.731137	20,338,120	0.00%
2013	0.10%	77,084	11.600379	894,204	0.00%	-0.10%
2013	0.20%	9,408,960	11.471170	107,931,780	0.00%	-0.20%
2013	0.25%	7,910,243	11.407039	90,232,450	0.00%	-0.25%
2012	0.00%	1,186,217	11.731137	13,915,674	0.00%
2012	0.10%	657,353	11.612007	7,633,188	0.00%	-0.10%
2012	0.20%	8,815,071	11.494165	101,321,881	0.00%	-0.20%
2012	0.25%	7,802,771	11.435565	89,229,095	0.00%	-0.25%
2011	0.00%	756,286	11.731137	8,872,095	0.00%	0.00%
2011	0.10%	629,615	11.623696	7,318,453	0.00%	-0.10%
2011	0.20%	8,407,521	11.517285	96,831,816	0.00%	-0.20%
2011	0.25%	9,471,462	11.464248	108,583,189	0.00%	-0.25%
NVIT Multi-Manager International Growth Fund - Class I (NVMIG1)
2015	0.00%	1,587,910	9.747456	15,478,083	0.72%	-0.49%
2014	0.00%	1,641,194	9.795541	16,076,383	1.06%	-2.04%	4/25/2014
NVIT Multi-Manager International Value Fund - Class I (GVDIVI)
2015	0.00%	258,691	18.002792	4,657,160	1.19%	-5.12%
2014	0.00%	281,697	18.973981	5,344,914	2.81%	-9.46%
2013	0.00%	32,529	20.957356	681,722	2.34%	21.41%
2012	0.00%	39,531	17.262313	682,396	0.39%	17.29%
2011	0.00%	43,242	14.717057	636,395	1.75%	-16.24%
NVIT Multi-Manager Large Cap Growth Fund - Class I (NVMLG1)
2015	0.00%	657,004	16.589334	10,899,259	0.47%	3.43%
2015	0.10%	6,342	16.462691	104,406	0.47%	3.33%
2015	0.20%	3,244	16.336886	52,997	0.47%	3.23%
2015	0.25%	32,786	16.274411	533,573	0.47%	3.18%
2014	0.00%	706,844	16.038508	11,336,723	0.49%	10.44%
2014	0.20%	2,859	15.826062	45,247	0.49%	10.22%
2014	0.25%	34,585	15.773428	545,524	0.49%	10.16%
2013	0.00%	772,029	14.522943	11,212,119	0.75%	34.74%
2013	0.20%	1,774	14.359257	25,473	0.75%	34.47%
2013	0.25%	43,920	14.318656	628,875	0.75%	34.40%
2012	0.00%	864,055	10.778503	9,313,219	0.46%	16.35%
2012	0.10%	45,035	10.728340	483,151	0.46%	16.24%
2012	0.20%	5,198	10.678331	55,506	0.46%	16.12%
2012	0.25%	68,955	10.653460	734,609	0.46%	16.06%
2011	0.00%	993,419	9.263525	9,202,562	0.01%	-2.91%
2011	0.10%	47,450	9.229646	437,947	0.01%	-3.00%
2011	0.20%	35,052	9.195838	322,333	0.01%	-3.10%
2011	0.25%	139,543	9.179010	1,280,867	0.01%	-3.15%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Large Cap Value Fund - Class I (NVMLV1)
2015	0.00%	399,043	$14.746982	$5,884,680	2.27%	-3.15%
2015	0.10%	587,256	16.817022	9,875,897	2.27%	-3.25%
2015	0.20%	2,483	16.721922	41,521	2.27%	-3.34%
2015	0.25%	38,379	16.674561	639,953	2.27%	-3.39%
2014	0.00%	472,606	15.226743	7,196,250	1.26%	10.52%
2014	0.20%	1,652	17.300502	28,580	1.26%	10.30%
2014	0.25%	35,213	17.260130	607,781	1.26%	10.24%
2013	0.00%	503,503	13.777622	6,937,074	1.34%	35.44%
2013	0.20%	876	15.685351	13,740	1.34%	35.17%
2013	0.25%	33,020	15.656577	516,980	1.34%	35.10%
2012	0.00%	578,776	10.172659	5,887,691	1.34%	17.81%
2012	0.10%	27,689	11.635430	322,173	1.34%	17.69%
2012	0.20%	3,822	11.604387	44,352	1.34%	17.57%
2012	0.25%	39,721	11.588884	460,322	1.34%	17.52%
2011	0.00%	652,862	8.634796	5,637,330	1.10%	-5.83%
2011	0.10%	29,021	9.886324	286,911	1.10%	-5.92%
2011	0.20%	4,675	9.869840	46,142	1.10%	-6.02%
2011	0.25%	48,213	9.861595	475,457	1.10%	-6.06%
NVIT Multi-Manager Mid Cap Growth Fund - Class I (NVMMG1)
2015	0.00%	2,036,101	16.073975	32,728,237	0.00%	-0.18%
2015	0.10%	661,234	15.951253	10,547,511	0.00%	-0.28%
2015	0.20%	8,324	15.829354	131,764	0.00%	-0.38%
2015	0.25%	33,290	15.768799	524,943	0.00%	-0.43%
2014	0.00%	2,121,248	16.103721	34,159,986	0.00%	4.04%
2014	0.20%	664	15.890408	10,551	0.00%	3.83%
2014	0.25%	34,568	15.837535	547,472	0.00%	3.78%
2013	0.00%	2,366,861	15.479098	36,636,780	0.00%	38.94%
2013	0.20%	127	15.304647	1,944	0.00%	38.67%
2013	0.25%	305	15.261350	4,655	0.00%	38.60%
2012	0.00%	2,541,741	11.140525	28,316,329	0.00%	14.90%
2012	0.10%	6,819	11.088680	75,614	0.00%	14.79%
2012	0.20%	3,499	11.037007	38,618	0.00%	14.67%
2012	0.25%	1,906	11.011282	20,988	0.00%	14.62%
2011	0.00%	3,047,277	9.695515	29,544,910	0.00%	-4.23%
2011	0.10%	7,012	9.660066	67,736	0.00%	-4.32%
2011	0.20%	623	9.624698	5,996	0.00%	-4.42%
2011	0.25%	5,101	9.607082	49,006	0.00%	-4.47%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Mid Cap Value Fund - Class I (NVMMV1)
2015	0.00%	19,958	$18.734492	$373,903	1.44%	-2.75%
2015	0.20%	4,838	18.449328	89,258	1.44%	-2.95%
2015	0.25%	32,643	18.378798	599,939	1.44%	-2.99%
2014	0.00%	12,260	19.264433	236,182	3.76%	17.15%
2014	0.20%	4,577	19.009205	87,005	3.76%	16.92%
2014	0.25%	31,287	18.945996	592,763	3.76%	16.86%
2013	0.20%	5,093	16.258572	82,805	1.92%	35.58%
2013	0.25%	3,285	16.212600	53,258	1.92%	35.51%
2012	0.00%	678	12.104426	8,207	1.34%	16.65%
2012	0.20%	350	11.991912	4,197	1.34%	16.42%
2012	0.25%	4,531	11.963973	54,209	1.34%	16.36%
2011	0.00%	1,079	10.376788	11,197	1.08%	-2.09%
2011	0.25%	5,310	10.282114	54,598	1.08%	-2.33%
NVIT Multi-Manager Mid Cap Value Fund - Class II (NVMMV2)
2015	0.00%	682,469	18.482716	12,613,881	1.13%	-2.89%
2014	0.00%	798,637	19.031857	15,199,545	1.43%	17.02%
2013	0.00%	801,822	16.263836	13,040,702	1.19%	35.68%
2012	0.00%	861,247	11.987208	10,323,947	1.13%	16.35%
2011	0.00%	946,834	10.303092	9,755,318	0.79%	-2.32%
NVIT Multi-Manager Small Cap Growth Fund - Class I (SCGF)
2015	0.00%	384,931	27.506895	10,588,257	0.00%	0.76%
2015	0.10%	156,756	27.052376	4,240,622	0.00%	0.66%
2015	0.20%	40,641	26.605137	1,081,259	0.00%	0.55%
2015	0.25%	42,646	26.384387	1,125,189	0.00%	0.50%
2014	0.00%	438,208	27.300408	11,963,257	0.00%	2.81%
2014	0.10%	30,685	26.876162	824,695	0.00%	2.71%
2014	0.20%	38,688	26.458295	1,023,619	0.00%	2.61%
2014	0.25%	44,652	26.251887	1,172,199	0.00%	2.55%
2013	0.00%	463,075	26.553796	12,296,399	0.00%	44.29%
2013	0.10%	34,874	26.167303	912,559	0.00%	44.14%
2013	0.20%	40,523	25.786245	1,044,936	0.00%	44.00%
2013	0.25%	39,942	25.597875	1,022,430	0.00%	43.93%
2012	0.00%	496,782	18.403264	9,142,410	0.00%	13.44%
2012	0.10%	49,739	18.153519	902,938	0.00%	13.32%
2012	0.20%	55,773	17.907035	998,729	0.00%	13.21%
2012	0.25%	77,450	17.785105	1,377,456	0.00%	13.15%
2011	0.00%	563,925	16.223239	9,148,690	0.00%	-0.65%
2011	0.10%	61,780	16.019131	989,662	0.00%	-0.75%
2011	0.20%	47,600	15.817461	752,911	0.00%	-0.85%
2011	0.25%	85,864	15.717643	1,349,580	0.00%	-0.90%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Manager Small Cap Value Fund - Class I (SCVF)
2015	0.00%	593,103	$46.675400	$27,683,320	0.75%	-6.02%
2015	0.10%	95,241	49.722591	4,735,629	0.75%	-6.12%
2015	0.20%	84,935	35.340147	3,001,615	0.75%	-6.21%
2015	0.25%	88,852	35.074626	3,116,451	0.75%	-6.26%
2014	0.00%	642,484	49.666354	31,909,838	0.52%	7.02%
2014	0.10%	19,561	52.961764	1,035,985	0.52%	6.92%
2014	0.20%	87,344	37.680056	3,291,127	0.52%	6.81%
2014	0.25%	90,236	37.415660	3,376,239	0.52%	6.75%
2013	0.00%	702,734	46.407602	32,612,200	0.83%	40.40%
2013	0.10%	24,770	49.536300	1,227,014	0.83%	40.26%
2013	0.20%	86,171	35.278242	3,039,961	0.83%	40.12%
2013	0.25%	168,547	35.048209	5,907,270	0.83%	40.05%
2012	0.00%	772,200	33.054014	25,524,310	0.83%	20.44%
2012	0.10%	36,881	35.317708	1,302,552	0.83%	20.32%
2012	0.20%	73,102	25.177325	1,840,513	0.83%	20.20%
2012	0.25%	165,813	25.025649	4,149,578	0.83%	20.14%
2011	0.00%	880,940	27.443292	24,175,894	0.43%	-5.07%
2011	0.10%	56,153	29.352122	1,648,210	0.43%	-5.16%
2011	0.20%	90,826	20.945547	1,902,400	0.43%	-5.26%
2011	0.25%	192,080	20.829802	4,000,988	0.43%	-5.31%
NVIT Multi-Manager Small Company Fund - Class I (SCF)
2015	0.00%	637,312	41.917374	26,714,445	0.37%	-1.63%
2015	0.20%	82,343	28.016589	2,306,970	0.37%	-1.83%
2015	0.25%	436,478	27.806025	12,136,718	0.37%	-1.88%
2014	0.00%	685,999	42.614090	29,233,223	0.16%	0.82%
2014	0.10%	21,017	42.757292	898,630	0.16%	0.71%
2014	0.20%	97,531	28.539291	2,783,466	0.16%	0.61%
2014	0.25%	457,689	28.338965	12,970,433	0.16%	0.56%
2013	0.00%	771,546	42.269428	32,612,808	0.13%	40.91%
2013	0.10%	24,324	42.453920	1,032,649	0.13%	40.76%
2013	0.20%	98,202	28.365149	2,785,514	0.13%	40.62%
2013	0.25%	655,038	28.180139	18,459,062	0.13%	40.55%
2012	0.00%	861,431	29.998380	25,841,534	0.15%	15.50%
2012	0.10%	39,733	30.159433	1,198,325	0.15%	15.39%
2012	0.20%	139,263	20.170847	2,809,053	0.15%	15.27%
2012	0.25%	739,156	20.049299	14,819,560	0.15%	15.21%
2011	0.00%	990,245	25.972077	25,718,719	0.53%	-5.56%
2011	0.10%	62,029	26.137692	1,621,295	0.53%	-5.65%
2011	0.20%	163,780	17.498608	2,865,922	0.53%	-5.75%
2011	0.25%	838,331	17.401887	14,588,541	0.53%	-5.79%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Multi-Sector Bond Fund - Class I (MSBF)
2015	0.00%	389,584	$22.130469	$8,621,677	2.08%	-2.89%
2015	0.20%	53,829	20.170564	1,085,761	2.08%	-3.08%
2015	0.25%	51,202	20.019049	1,025,015	2.08%	-3.13%
2014	0.00%	421,651	22.789085	9,609,040	3.14%	3.88%
2014	0.10%	19,482	21.909355	426,838	3.14%	3.78%
2014	0.20%	21,736	20.812445	452,379	3.14%	3.68%
2014	0.25%	51,475	20.666439	1,063,805	3.14%	3.62%
2013	0.00%	459,866	21.937138	10,088,144	3.31%	-1.12%
2013	0.10%	23,955	21.111396	505,723	3.31%	-1.22%
2013	0.20%	19,485	20.074490	391,151	3.31%	-1.32%
2013	0.25%	35,590	19.943635	709,794	3.31%	-1.37%
2012	0.00%	502,846	22.186564	11,156,425	2.47%	12.25%
2012	0.10%	43,545	21.372809	930,679	2.47%	12.14%
2012	0.20%	22,681	20.343390	461,408	2.47%	12.02%
2012	0.25%	50,355	20.220894	1,018,223	2.47%	11.97%
2011	0.00%	570,373	19.765394	11,273,647	4.21%	5.55%
2011	0.10%	102,896	19.059523	1,961,149	4.21%	5.44%
2011	0.20%	19,541	18.159702	354,859	4.21%	5.34%
2011	0.25%	36,977	18.059416	667,783	4.21%	5.28%
NVIT Short Term Bond Fund - Class I (NVSTB1)
2015	0.00%	5,000	11.705092	58,525	1.59%	-0.08%
2015	0.20%	323,837	11.526955	3,732,855	1.59%	-0.28%
2015	0.25%	973,573	11.482904	11,179,445	1.59%	-0.33%
2014	0.10%	815,788	11.637049	9,493,365	0.90%	0.67%
2014	0.20%	33,789	11.559700	390,591	0.90%	0.57%
2014	0.25%	1,340,967	11.521251	15,449,617	0.90%	0.52%
2013	0.00%	948	11.625509	11,021	1.51%	0.33%
2013	0.10%	1,755,104	11.559851	20,288,741	1.51%	0.23%
2013	0.20%	17,901	11.494507	205,763	1.51%	0.13%
2013	0.25%	1,320,778	11.461984	15,138,736	1.51%	0.08%
2012	0.00%	850	11.587099	9,849	2.62%	3.83%
2012	0.10%	2,046,482	11.533202	23,602,490	2.62%	3.72%
2012	0.20%	15,166	11.479462	174,098	2.62%	3.62%
2012	0.25%	462,893	11.452722	5,301,385	2.62%	3.57%
2011	0.00%	746	11.160218	8,326	1.81%	1.45%
2011	0.20%	9,972	11.078737	110,477	1.81%	1.24%
2011	0.25%	479,653	11.058467	5,304,227	1.81%	1.19%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
NVIT Short Term Bond Fund - Class II (NVSTB2)
2015	0.00%	136,028	$11.468229	$1,560,000	1.72%	-0.34%
2014	0.00%	164,622	11.507465	1,894,382	0.97%	0.49%
2013	0.00%	163,595	11.450912	1,873,312	0.98%	0.11%
2012	0.00%	201,309	11.438838	2,302,741	1.30%	3.52%
2011	0.00%	218,639	11.049485	2,415,848	1.50%	1.30%
NVIT Large Cap Growth Fund - Class I (NVOLG1)
2015	0.00%	4,934,844	25.770856	127,175,154	0.63%	5.09%
2014	0.00%	5,400,878	24.521987	132,440,260	0.71%	8.80%
2013	0.00%	5,982,076	22.538634	134,827,822	0.79%	36.70%
2012	0.00%	6,636,497	16.487341	109,418,189	0.70%	18.68%
2011	0.00%	7,462,793	13.891692	103,670,822	0.67%	-2.23%
Templeton NVIT International Value Fund - Class III (NVTIV3)
2015	0.00%	45,612	15.385758	701,775	2.37%	-3.90%
2014	0.00%	28,263	16.010507	452,505	3.75%	-8.15%
2013	0.00%	29,863	17.430436	520,525	1.87%	20.09%
2012	0.00%	35,997	14.513999	522,460	2.54%	19.56%
2011	0.00%	35,418	12.139096	429,943	3.30%	-12.43%
Invesco NVIT Comstock Value Fund - Class I (EIF)
2015	0.00%	429,724	22.025570	9,464,916	1.56%	-6.30%
2015	0.10%	58,872	18.295493	1,077,092	1.56%	-6.39%
2015	0.25%	3,185	17.809210	56,722	1.56%	-6.53%
2014	0.00%	475,177	23.506089	11,169,553	1.76%	9.17%
2014	0.10%	59,580	19.544819	1,164,480	1.76%	9.06%
2014	0.25%	2,197	19.053909	41,861	1.76%	8.90%
2013	0.00%	506,620	21.531960	10,908,522	0.00%	35.64%
2013	0.10%	48,119	17.921285	862,354	0.00%	35.50%
2013	0.25%	196	17.497385	3,429	0.00%	35.30%
2012	0.00%	495,063	15.874436	7,858,846	1.18%	18.46%
2012	0.10%	39,021	13.225670	516,079	1.18%	18.35%
2012	0.25%	143	12.932205	1,849	1.18%	18.17%
2011	0.00%	610,041	13.400181	8,174,660	1.31%	-2.32%
2011	0.10%	61,552	11.175452	687,871	1.31%	-2.42%
2011	0.25%	156	10.943926	1,707	1.31%	-2.57%
NVIT Real Estate Fund - Class I (NVRE1)
2015	0.00%	1,704,351	14.907394	25,407,432	2.62%	-5.36%
2015	0.10%	608	29.712788	18,065	2.62%	-5.45%
2015	0.20%	34,247	29.515504	1,010,817	2.62%	-5.55%
2015	0.25%	194,899	29.417350	5,733,412	2.62%	-5.59%
2014	0.00%	1,966,709	15.751218	30,978,062	3.00%	28.88%
2014	0.20%	57,979	31.248643	1,811,765	3.00%	28.63%
2014	0.25%	207,316	31.160306	6,460,030	3.00%	28.56%
2013	0.00%	2,029,128	12.221280	24,798,541	1.49%	3.05%
2013	0.20%	29,025	24.294127	705,137	1.49%	2.84%
2013	0.25%	216,320	24.237549	5,243,067	1.49%	2.79%
2012	0.00%	2,229,784	11.860098	26,445,457	1.03%	15.79%
2012	0.20%	23,596	23.623351	557,417	1.03%	15.55%
2012	0.25%	202,477	23.580128	4,774,434	1.03%	15.50%
2011	0.00%	2,496,219	10.243095	25,569,008	0.89%	6.50%
2011	0.20%	10,686	20.443475	218,459	0.89%	6.29%
2011	0.25%	208,462	20.416293	4,256,021	0.89%	6.23%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Loring Ward NVIT Capital Appreciation Fund - Class P (NVLCAP)
2015	0.00%	2,467	$11.467939	$28,291	2.43%	-3.00%
2014	0.00%	2,183	11.822850	25,809	2.05%	3.34%
2013	0.00%	140	11.440971	1,602	5.98%	14.41%	5/1/2013
Loring Ward NVIT Moderate Fund - Class P (NVLMP)
2015	0.00%	530	11.290958	5,984	5.79%	-1.70%
2014	0.00%	191	11.485747	2,194	1.50%	2.09%
NVIT Small Cap Index Fund Class II (NVSIX2)
2015	0.00%	23,027	12.609932	290,369	1.27%	-4.88%
2014	0.00%	18,330	13.257084	243,002	1.19%	4.55%
2013	0.00%	5,103	12.679935	64,706	1.58%	26.80%	5/1/2013
NVIT S&P 500 Index Fund Class I (GVEX1)
2015	0.00%	239,681	13.573434	3,253,294	2.43%	1.16%
2014	0.00%	121,451	13.417375	1,629,554	3.36%	13.36%
2013	0.00%	42,973	11.835951	508,626	2.83%	18.36%	5/1/2013
TOPS Managed Risk Balanced ETF Portfolio - Class 3 (NOTB3)
2015	0.00%	3,395	10.152985	34,469	1.29%	-4.54%
TOPS Managed Risk Moderate Growth ETF Portfolio - Class 3 (NOTMG3)
2015	0.00%	1,135	10.243457	11,626	0.05%	-6.46%
2014	0.00%	10	10.951171	110	0.10%	2.75%
2013	0.00%	320	10.658086	3,411	0.83%	6.58%	5/1/2013
VPS Growth and Income Portfolio - Class A (ALVGIA)
2015	0.00%	141,499	29.185176	4,129,673	1.45%	1.70%
2015	0.20%	115,267	28.417699	3,275,623	1.45%	1.50%
2015	0.25%	537,418	28.229014	15,170,780	1.45%	1.45%
2014	0.00%	157,691	28.696834	4,525,232	1.55%	9.54%
2014	0.10%	85,342	28.345326	2,419,047	1.55%	9.43%
2014	0.20%	26,350	27.998136	737,751	1.55%	9.32%
2014	0.25%	561,703	27.826142	15,630,027	1.55%	9.27%
2013	0.00%	162,202	26.197145	4,249,229	1.26%	34.96%
2013	0.10%	73,538	25.902147	1,904,792	1.26%	34.83%
2013	0.20%	21,338	25.610480	546,476	1.26%	34.69%
2013	0.25%	318,807	25.465870	8,118,698	1.26%	34.63%
2012	0.00%	162,645	19.410515	3,157,023	1.56%	17.52%
2012	0.10%	72,424	19.211121	1,391,346	1.56%	17.41%
2012	0.20%	5,771	19.013781	109,729	1.56%	17.29%
2012	0.25%	225,551	18.915871	4,266,494	1.56%	17.23%
2011	0.00%	170,800	16.516082	2,820,947	1.24%	6.32%
2011	0.10%	76,305	16.362810	1,248,564	1.24%	6.21%
2011	0.20%	3,854	16.210964	62,477	1.24%	6.10%
2011	0.25%	199,320	16.135567	3,216,141	1.24%	6.05%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VPS International Value Portfolio - Class A (ALVIVA)
2015	0.00%	273,489	$8.665061	$2,369,799	2.59%	2.59%
2015	0.20%	94,107	8.499025	799,818	2.59%	2.39%
2015	0.25%	613,624	8.457980	5,190,020	2.59%	2.33%
2014	0.00%	286,615	8.446277	2,420,830	3.43%	-6.21%
2014	0.20%	180,956	8.301038	1,502,123	3.43%	-6.40%
2014	0.25%	552,604	8.265079	4,567,316	3.43%	-6.45%
2013	0.00%	517,203	9.005605	4,657,726	6.94%	23.00%
2013	0.20%	183,877	8.868473	1,630,708	6.94%	22.76%
2013	0.25%	605,126	8.834487	5,345,978	6.94%	22.70%
2012	0.00%	304,664	7.321422	2,230,574	1.40%	14.53%
2012	0.20%	168,677	7.224352	1,218,582	1.40%	14.30%
2012	0.25%	662,753	7.200265	4,771,997	1.40%	14.25%
2011	0.00%	267,669	6.392469	1,711,066	3.98%	-19.25%
2011	0.20%	344,180	6.320359	2,175,341	3.98%	-19.41%
2011	0.25%	1,118,669	6.302451	7,050,357	3.98%	-19.45%
VPS Small/Mid Cap Value Portfolio - Class A (ALVSVA)
2015	0.00%	303,579	37.073964	11,254,877	0.79%	-5.49%
2015	0.20%	70,661	36.146429	2,554,143	0.79%	-5.67%
2015	0.25%	122,700	35.918264	4,407,171	0.79%	-5.72%
2014	0.00%	327,750	39.225701	12,856,224	0.72%	9.20%
2014	0.20%	75,593	38.320927	2,896,794	0.72%	8.98%
2014	0.25%	111,832	38.098085	4,260,585	0.72%	8.93%
2013	0.00%	261,670	35.921574	9,399,598	0.63%	38.06%
2013	0.20%	60,120	35.163273	2,114,016	0.63%	37.78%
2013	0.25%	91,538	34.976283	3,201,659	0.63%	37.71%
2012	0.00%	246,289	26.019263	6,408,258	0.56%	18.75%
2012	0.20%	69,059	25.520947	1,762,451	0.56%	18.51%
2012	0.25%	78,182	25.397917	1,985,660	0.56%	18.45%
2011	0.00%	255,634	21.911401	5,601,299	0.47%	-8.39%
2011	0.20%	105,642	21.534889	2,274,989	0.47%	-8.57%
2011	0.25%	120,161	21.441818	2,576,470	0.47%	-8.62%
VP Capital Appreciation Fund - Class I (ACVCA)
2015	0.00%	5,741	11.300123	64,874	0.00%	1.93%
2015	0.25%	45,670	11.252645	513,908	0.00%	1.68%
2014	0.00%	12,862	11.086033	142,589	0.00%	10.86%	4/25/2014
2014	0.10%	36,389	11.078445	403,134	0.00%	10.78%	4/25/2014
2014	0.20%	57,894	11.070868	640,937	0.00%	10.71%	4/25/2014
2014	0.25%	37,927	11.067076	419,741	0.00%	10.67%	4/25/2014

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Income & Growth Fund - Class I (ACVIG)
2015	0.00%	572,863	$26.625029	$15,252,494	2.08%	-5.62%
2015	0.20%	48,719	19.550719	952,491	2.08%	-5.81%
2015	0.25%	102,747	19.403773	1,993,679	2.08%	-5.86%
2014	0.00%	620,823	28.210605	17,513,792	2.04%	12.50%
2014	0.10%	73,599	21.379946	1,573,543	2.04%	12.39%
2014	0.20%	95,825	20.756489	1,988,991	2.04%	12.28%
2014	0.25%	109,387	20.610781	2,254,552	2.04%	12.22%
2013	0.00%	666,647	25.075388	16,716,432	2.22%	35.82%
2013	0.10%	58,965	19.022865	1,121,683	2.22%	35.68%
2013	0.20%	76,367	18.486622	1,411,768	2.22%	35.55%
2013	0.25%	98,961	18.366027	1,817,520	2.22%	35.48%
2012	0.00%	710,262	18.462191	13,112,993	2.10%	14.74%
2012	0.10%	74,411	14.019920	1,043,236	2.10%	14.63%
2012	0.20%	98,053	13.638317	1,337,278	2.10%	14.51%
2012	0.25%	101,923	13.556114	1,381,680	2.10%	14.46%
2011	0.00%	786,408	16.089880	12,653,210	1.56%	3.11%
2011	0.10%	93,936	12.230669	1,148,900	1.56%	3.01%
2011	0.20%	118,559	11.909699	1,412,002	1.56%	2.91%
2011	0.25%	99,798	11.843849	1,181,992	1.56%	2.86%
VP Inflation Protection Fund - Class II (ACVIP2)
2015	0.00%	611,924	15.568846	9,526,951	2.05%	-2.47%
2014	0.00%	783,544	15.962763	12,507,527	1.30%	3.30%
2013	0.00%	880,216	15.452863	13,601,857	1.80%	-8.48%
2012	0.00%	2,163,527	16.884507	36,530,087	2.45%	7.39%
2011	0.00%	2,138,750	15.723236	33,628,071	4.02%	11.74%
VP International Fund - Class I (ACVI)
2015	0.00%	478	22.702277	10,852	0.36%	0.76%
2015	0.20%	44,742	14.292785	639,488	0.36%	0.56%
2015	0.25%	58,228	14.185480	825,992	0.36%	0.51%
2014	0.00%	478	22.531408	10,770	1.93%	-5.51%
2014	0.10%	42,373	18.221565	772,102	1.93%	-5.60%
2014	0.20%	20,376	14.213622	289,617	1.93%	-5.70%
2014	0.25%	55,781	14.113952	787,290	1.93%	-5.74%
2013	0.00%	478	23.844377	11,398	1.66%	22.41%
2013	0.10%	47,393	19.302687	914,812	1.66%	22.29%
2013	0.20%	80,839	15.072019	1,218,407	1.66%	22.17%
2013	0.25%	114,132	14.973813	1,708,991	1.66%	22.10%
2012	0.00%	478	19.479115	9,311	0.95%	21.16%
2012	0.10%	62,568	15.784654	987,614	0.95%	21.04%
2012	0.20%	81,406	12.337365	1,004,336	0.95%	20.92%
2012	0.25%	124,136	12.263107	1,522,293	0.95%	20.86%
2011	0.00%	478	16.077026	7,685	2.03%	-12.04%
2011	0.10%	86,616	13.040872	1,129,548	2.03%	-12.13%
2011	0.20%	82,449	10.203033	841,230	2.03%	-12.22%
2011	0.25%	210,964	10.146695	2,140,587	2.03%	-12.26%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Mid Cap Value Fund - Class I (ACVMV1)
2015	0.00%	386,254	$26.907721	$10,393,215	1.64%	-1.43%
2015	0.20%	5,858	26.339923	154,299	1.64%	-1.63%
2015	0.25%	108,489	26.199756	2,842,385	1.64%	-1.68%
2014	0.00%	374,202	27.298795	10,215,264	1.17%	16.42%
2014	0.20%	21,248	26.776248	568,942	1.17%	16.19%
2014	0.25%	97,396	26.647083	2,595,319	1.17%	16.13%
2013	0.00%	340,654	23.448028	7,987,665	1.23%	30.11%
2013	0.20%	49,119	23.045206	1,131,957	1.23%	29.85%
2013	0.25%	92,345	22.945511	2,118,903	1.23%	29.79%
2012	0.00%	268,264	18.021035	4,834,395	2.06%	16.33%
2012	0.20%	40,982	17.746877	727,303	2.06%	16.09%
2012	0.25%	88,101	17.678937	1,557,532	2.06%	16.04%
2011	0.00%	243,163	15.491583	3,766,980	1.38%	-0.69%
2011	0.20%	4,491	15.286517	68,652	1.38%	-0.89%
2011	0.25%	90,003	15.235631	1,371,252	1.38%	-0.94%
VP Ultra(R) Fund - Class I (ACVU1)
2015	0.25%	34,702	21.642988	751,055	0.43%	6.01%
2014	0.10%	48,289	20.808430	1,004,818	0.36%	9.88%
2014	0.25%	29,093	20.416753	593,985	0.36%	9.72%
2013	0.10%	49,193	18.936563	931,546	0.52%	36.94%
2013	0.25%	25,479	18.608010	474,113	0.52%	36.73%
2012	0.10%	58,200	13.828695	804,830	0.00%	13.81%
2012	0.20%	1,879	13.681924	25,708	0.00%	13.70%
2012	0.25%	27,639	13.609145	376,143	0.00%	13.64%
2011	0.10%	96,658	12.150697	1,174,462	0.00%	0.97%
2011	0.20%	1,235	12.033779	14,862	0.00%	0.86%
2011	0.25%	21,670	11.975768	259,515	0.00%	0.81%
VP Value Fund - Class I (ACVV)
2015	0.00%	75,445	34.801643	2,625,610	2.11%	-3.88%
2015	0.20%	124,061	29.072893	3,606,812	2.11%	-4.08%
2015	0.25%	523,659	28.854416	15,109,875	2.11%	-4.12%
2014	0.00%	98,380	36.207932	3,562,136	1.56%	13.08%
2014	0.10%	106,841	35.306045	3,772,133	1.56%	12.97%
2014	0.20%	83,440	30.308269	2,528,922	1.56%	12.85%
2014	0.25%	524,830	30.095564	15,795,055	1.56%	12.80%
2013	0.00%	88,716	32.019810	2,840,669	1.65%	31.73%
2013	0.10%	93,423	31.253476	2,919,793	1.65%	31.59%
2013	0.20%	52,498	26.856208	1,409,897	1.65%	31.46%
2013	0.25%	488,846	26.681063	13,042,931	1.65%	31.40%
2012	0.00%	76,100	24.307940	1,849,834	1.93%	14.58%
2012	0.10%	104,420	23.749898	2,479,964	1.93%	14.46%
2012	0.20%	39,924	20.428748	815,597	1.93%	14.35%
2012	0.25%	420,143	20.305662	8,531,282	1.93%	14.29%
2011	0.00%	58,917	21.215636	1,249,962	1.94%	1.01%
2011	0.10%	134,565	20.749366	2,792,138	1.94%	0.91%
2011	0.20%	152,212	17.865705	2,719,375	1.94%	0.81%
2011	0.25%	446,252	17.766964	7,928,543	1.94%	0.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
MidCap Stock Portfolio - Initial Shares (DVMCS)
2015	0.00%	237	$32.750654	$7,762	0.62%	-2.29%
2015	0.20%	8,641	31.889342	275,556	0.62%	-2.48%
2015	0.25%	70,570	31.677606	2,235,489	0.62%	-2.53%
2014	0.00%	469	33.517249	15,720	0.81%	12.09%
2014	0.10%	39,782	33.106688	1,317,050	0.81%	11.98%
2014	0.20%	10,198	32.701125	333,486	0.81%	11.87%
2014	0.25%	54,442	32.500253	1,769,379	0.81%	11.81%
2013	0.10%	35,855	29.565253	1,060,062	1.18%	34.86%
2013	0.25%	20,083	29.067260	583,758	1.18%	34.66%
2012	0.10%	38,571	21.923330	845,605	0.48%	19.55%
2012	0.25%	17,878	21.586376	385,921	0.48%	19.38%
2011	0.10%	43,424	18.337473	796,286	0.73%	0.29%
2011	0.25%	18,036	18.082797	326,141	0.73%	0.14%
Small Cap Stock Index Portfolio - Service Shares (DVSCS)
2015	0.00%	572,911	28.711482	16,449,124	0.73%	-2.33%
2015	0.20%	990,223	27.937255	27,664,112	0.73%	-2.52%
2015	0.25%	1,450,575	27.746996	40,249,099	0.73%	-2.57%
2014	0.00%	624,778	29.396200	18,366,099	0.55%	5.12%
2014	0.10%	97,766	29.026163	2,837,772	0.55%	5.02%
2014	0.20%	934,202	28.660785	26,774,963	0.55%	4.91%
2014	0.25%	1,614,486	28.479841	45,980,305	0.55%	4.86%
2013	0.00%	651,809	27.964008	18,227,192	0.95%	40.71%
2013	0.10%	89,213	27.639636	2,465,815	0.95%	40.57%
2013	0.20%	878,154	27.319009	23,990,297	0.95%	40.43%
2013	0.25%	1,345,720	27.160116	36,549,911	0.95%	40.36%
2012	0.00%	615,579	19.873008	12,233,406	0.44%	15.74%
2012	0.10%	101,734	19.662128	2,000,307	0.44%	15.63%
2012	0.20%	628,591	19.453459	12,228,269	0.44%	15.51%
2012	0.25%	1,097,714	19.349975	21,240,738	0.44%	15.45%
2011	0.00%	616,559	17.170194	10,586,438	0.58%	0.56%
2011	0.10%	129,294	17.005028	2,198,648	0.58%	0.46%
2011	0.20%	491,347	16.841422	8,274,982	0.58%	0.36%
2011	0.25%	1,140,414	16.760220	19,113,590	0.58%	0.31%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Appreciation Portfolio - Initial Shares (DCAP)
2015	0.00%	601,353	$27.629204	$16,614,905	1.68%	-2.47%
2015	0.20%	58,944	18.591674	1,095,868	1.68%	-2.66%
2015	0.25%	139,841	18.451982	2,580,344	1.68%	-2.71%
2014	0.00%	670,354	28.328449	18,990,089	1.81%	8.09%
2014	0.10%	67,043	20.625601	1,382,802	1.81%	7.98%
2014	0.20%	56,673	19.100354	1,082,474	1.81%	7.88%
2014	0.25%	341,797	18.966325	6,482,633	1.81%	7.82%
2013	0.00%	739,540	26.207830	19,381,739	1.96%	21.10%
2013	0.10%	72,101	19.100698	1,377,179	1.96%	20.98%
2013	0.20%	68,038	17.705908	1,204,675	1.96%	20.86%
2013	0.25%	780,497	17.590458	13,729,300	1.96%	20.80%
2012	0.00%	906,682	21.640941	19,621,452	3.70%	10.43%
2012	0.10%	116,955	15.788040	1,846,490	3.70%	10.32%
2012	0.20%	168,235	14.649790	2,464,607	3.70%	10.21%
2012	0.25%	768,680	14.561536	11,193,161	3.70%	10.15%
2011	0.00%	858,429	19.596966	16,822,604	1.65%	9.01%
2011	0.10%	119,200	14.311206	1,705,896	1.65%	8.90%
2011	0.20%	125,298	13.292747	1,665,555	1.65%	8.79%
2011	0.25%	655,712	13.219278	8,668,039	1.65%	8.74%
Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2015	0.00%	42,927	22.165178	951,485	0.00%	-2.28%
2014	0.00%	47,065	22.681585	1,067,509	0.00%	1.59%
2013	0.00%	61,048	22.325546	1,362,930	0.00%	48.55%
2012	0.00%	61,690	15.029274	927,156	0.00%	20.56%
2011	0.00%	57,519	12.465849	717,023	0.43%	-13.85%
International Value Portfolio - Initial Shares (DVIV)
2015	0.00%	1,866	18.860460	35,194	2.30%	-2.72%
2015	0.20%	72,577	18.364388	1,332,832	2.30%	-2.91%
2015	0.25%	141,742	18.242377	2,585,711	2.30%	-2.96%
2014	0.00%	24,181	19.387863	468,818	2.00%	-9.32%
2014	0.10%	39,503	19.150323	756,495	2.00%	-9.41%
2014	0.20%	78,171	18.915741	1,478,662	2.00%	-9.50%
2014	0.25%	149,348	18.799462	2,807,662	2.00%	-9.55%
2013	0.00%	21,448	21.380338	458,565	2.00%	22.99%
2013	0.10%	35,583	21.139524	752,208	2.00%	22.87%
2013	0.20%	106,577	20.901474	2,227,616	2.00%	22.75%
2013	0.25%	382,627	20.783391	7,952,287	2.00%	22.69%
2012	0.00%	20,685	17.383341	359,574	3.81%	12.67%
2012	0.10%	38,821	17.204731	667,905	3.81%	12.55%
2012	0.20%	101,836	17.028001	1,734,064	3.81%	12.44%
2012	0.25%	389,888	16.940266	6,604,806	3.81%	12.38%
2011	0.00%	13,744	15.429086	212,057	2.15%	-18.48%
2011	0.10%	50,393	15.285871	770,301	2.15%	-18.56%
2011	0.20%	403,332	15.144010	6,108,064	2.15%	-18.64%
2011	0.25%	484,217	15.073543	7,298,866	2.15%	-18.68%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Series II - DWS Small Mid Cap Value VIP - Class B (SVSSVB)
2015	0.00%	1,860	$14.708117	$27,357	0.00%	-2.21%
2015	0.20%	3,478	14.467045	50,316	0.00%	-2.41%
2015	0.25%	9,092	14.407401	130,992	0.00%	-2.46%
2014	0.00%	3,857	15.040880	58,013	0.72%	5.09%
2014	0.20%	27,163	14.823987	402,664	0.72%	4.88%
2014	0.25%	17,121	14.770258	252,882	0.72%	4.83%
2013	0.00%	79,541	14.311958	1,138,387	0.53%	34.70%
2013	0.20%	20,031	14.133817	283,114	0.53%	34.43%
2013	0.25%	24,523	14.089630	345,520	0.53%	34.36%
2012	0.00%	11,694	10.625374	124,253	1.21%	13.38%
2012	0.20%	14,154	10.514104	148,817	1.21%	13.15%
2012	0.25%	32,089	10.486475	336,500	1.21%	13.10%
2011	0.00%	9,646	9.371332	90,396	0.59%	-6.33%
2011	0.20%	117,245	9.291802	1,089,417	0.59%	-6.52%
2011	0.25%	68,729	9.272036	637,258	0.59%	-6.57%
Variable Series II - DWS Large Cap Value VIP - Class B (SVSLVB)
2015	0.20%	2,701	13.410293	36,221	1.10%	-7.35%
2015	0.25%	7,895	13.379022	105,627	1.10%	-7.40%
2014	0.20%	2,816	14.474185	40,759	1.40%	10.14%
2014	0.25%	7,950	14.447661	114,859	1.40%	10.08%
2013	0.20%	2,803	13.142143	36,837	1.66%	30.28%
2013	0.25%	8,446	13.124631	110,851	1.66%	30.21%
2012	0.20%	1,318	10.087692	13,296	1.67%	9.22%
2012	0.25%	11,902	10.079282	119,964	1.67%	9.16%
2011	0.20%	2,801	9.236333	25,871	0.00%	-7.64%	5/2/2011
2011	0.25%	15,749	9.233267	145,415	0.00%	-7.67%	5/2/2011
Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2015	0.00%	40,403	17.216840	695,612	1.64%	-6.29%
2014	0.00%	43,124	18.372369	792,290	1.71%	-0.97%
2013	0.00%	43,232	18.551848	802,033	0.96%	16.45%
2012	0.00%	43,680	15.930913	695,862	0.63%	10.17%
2011	0.00%	80,819	14.459762	1,168,624	0.58%	-5.29%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Quality Bond Fund II - Primary Shares (FQB)
2015	0.00%	700,419	$22.067178	$15,456,271	3.73%	-0.24%
2015	0.20%	45,011	21.343972	960,714	3.73%	-0.44%
2015	0.25%	419,229	21.166898	8,873,777	3.73%	-0.49%
2014	0.00%	760,940	22.121022	16,832,770	3.86%	3.79%
2014	0.10%	49,705	21.777285	1,082,440	3.86%	3.69%
2014	0.20%	44,039	21.438891	944,147	3.86%	3.59%
2014	0.25%	429,116	21.271652	9,128,006	3.86%	3.53%
2013	0.00%	786,537	21.312631	16,763,173	4.25%	1.03%
2013	0.10%	36,888	21.002441	774,738	4.25%	0.93%
2013	0.20%	15,168	20.696773	313,929	4.25%	0.83%
2013	0.25%	511,091	20.545590	10,500,666	4.25%	0.78%
2012	0.00%	838,044	21.094313	17,677,962	4.22%	9.72%
2012	0.10%	43,716	20.808093	909,647	4.22%	9.61%
2012	0.20%	15,627	20.525765	320,756	4.22%	9.50%
2012	0.25%	558,099	20.386022	11,377,418	4.22%	9.45%
2011	0.00%	922,533	19.225225	17,735,904	5.17%	2.27%
2011	0.10%	53,578	18.983394	1,017,092	5.17%	2.17%
2011	0.20%	8,024	18.744605	150,407	5.17%	2.07%
2011	0.25%	765,984	18.626322	14,267,465	5.17%	2.02%
VIP Contrafund(R) Portfolio - Service Class (FCS)
2015	0.00%	34,362	41.249782	1,417,425	0.73%	0.56%
2015	0.20%	131,919	27.491713	3,626,679	0.73%	0.36%
2015	0.25%	1,063,284	27.285217	29,011,935	0.73%	0.31%
2014	0.00%	35,690	41.020883	1,464,035	0.79%	11.82%
2014	0.10%	244,457	29.336804	7,171,587	0.79%	11.70%
2014	0.20%	614,902	27.393898	16,844,563	0.79%	11.59%
2014	0.25%	1,281,324	27.201727	34,854,226	0.79%	11.54%
2013	0.00%	44,502	36.685914	1,632,597	0.97%	31.14%
2013	0.10%	227,298	26.262819	5,969,486	0.97%	31.01%
2013	0.20%	694,696	24.548020	17,053,411	0.97%	30.88%
2013	0.25%	1,740,999	24.388004	42,459,491	0.97%	30.82%
2012	0.00%	39,228	27.973584	1,097,348	1.22%	16.31%
2012	0.10%	350,542	20.045837	7,026,908	1.22%	16.19%
2012	0.20%	750,624	18.755703	14,078,481	1.22%	16.08%
2012	0.25%	1,859,639	18.642752	34,668,789	1.22%	16.02%
2011	0.00%	12,792	24.051295	307,664	0.87%	-2.64%
2011	0.10%	472,515	17.252407	8,152,021	0.87%	-2.73%
2011	0.20%	843,296	16.158243	13,626,182	0.87%	-2.83%
2011	0.25%	2,116,454	16.068977	34,009,251	0.87%	-2.88%
VIP Energy Portfolio - Service Class 2 (FNRS2)
2015	0.00%	390,067	15.682940	6,117,397	0.97%	-20.75%
2014	0.00%	405,538	19.788975	8,025,181	0.71%	-12.76%
2013	0.00%	422,224	22.684649	9,578,003	0.68%	24.15%
2012	0.00%	500,432	18.272664	9,144,226	0.74%	4.73%
2011	0.00%	594,575	17.446617	10,373,322	0.83%	-5.20%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Equity-Income Portfolio - Service Class (FEIS)
2015	0.00%	1,694,225	$25.536552	$43,264,665	3.02%	-4.09%
2015	0.20%	193,265	20.125585	3,889,571	3.02%	-4.28%
2015	0.25%	457,957	19.974413	9,147,422	3.02%	-4.33%
2014	0.00%	1,768,632	26.625089	47,089,984	2.59%	8.65%
2014	0.10%	84,793	22.992020	1,949,562	2.59%	8.54%
2014	0.20%	172,847	21.025481	3,634,191	2.59%	8.43%
2014	0.25%	501,188	20.877991	10,463,799	2.59%	8.38%
2013	0.00%	1,946,734	24.506129	47,706,915	2.39%	28.01%
2013	0.10%	130,184	21.183368	2,757,736	2.39%	27.88%
2013	0.20%	217,046	19.390917	4,208,721	2.39%	27.76%
2013	0.25%	759,380	19.264514	14,629,087	2.39%	27.69%
2012	0.00%	2,108,689	19.143712	40,368,135	2.97%	17.19%
2012	0.10%	164,157	16.564582	2,719,192	2.97%	17.07%
2012	0.20%	259,357	15.178109	3,936,549	2.97%	16.95%
2012	0.25%	808,889	15.086704	12,203,469	2.97%	16.89%
2011	0.00%	2,387,273	16.335975	38,998,432	2.29%	0.86%
2011	0.10%	201,437	14.149286	2,850,190	2.29%	0.76%
2011	0.20%	265,212	12.977974	3,441,914	2.29%	0.66%
2011	0.25%	729,727	12.906284	9,418,064	2.29%	0.61%
VIP Freedom Fund 2010 Portfolio - Service Class (FF10S)
2015	0.00%	102,633	17.755390	1,822,289	1.62%	-0.31%
2015	0.20%	20,182	17.380741	350,778	1.62%	-0.51%
2015	0.25%	2,789	17.288321	48,217	1.62%	-0.56%
2014	0.00%	120,351	17.810892	2,143,559	1.52%	4.35%
2014	0.20%	18,385	17.469979	321,186	1.52%	4.14%
2014	0.25%	2,595	17.385775	45,116	1.52%	4.09%
2013	0.00%	127,302	17.068509	2,172,855	1.61%	13.39%
2013	0.20%	17,126	16.775321	287,294	1.61%	13.17%
2013	0.25%	2,425	16.702809	40,504	1.61%	13.11%
2012	0.00%	131,678	15.052634	1,982,101	1.75%	11.69%
2012	0.20%	15,546	14.823672	230,449	1.75%	11.46%
2012	0.25%	2,211	14.766979	32,650	1.75%	11.41%
2011	0.00%	147,851	13.477731	1,992,696	2.20%	-0.28%
2011	0.20%	27,132	13.299351	360,838	2.20%	-0.48%
2011	0.25%	3,966	13.255123	52,570	2.20%	-0.53%
VIP Freedom Fund 2020 Portfolio - Service Class (FF20S)
2015	0.00%	421,909	18.391642	7,759,599	1.92%	-0.37%
2015	0.20%	306,295	18.003517	5,514,387	1.92%	-0.57%
2015	0.25%	787,972	17.907742	14,110,799	1.92%	-0.62%
2014	0.00%	400,798	18.459232	7,398,423	1.76%	4.66%
2014	0.20%	273,844	18.105869	4,958,184	1.76%	4.46%
2014	0.25%	559,360	18.018560	10,078,862	1.76%	4.40%
2013	0.00%	422,314	17.636606	7,448,186	2.00%	15.95%
2013	0.20%	183,456	17.333636	3,179,960	2.00%	15.72%
2013	0.25%	479,412	17.258677	8,274,017	2.00%	15.67%
2012	0.00%	426,569	15.209948	6,488,092	2.06%	13.19%
2012	0.20%	161,122	14.978574	2,413,378	2.06%	12.96%
2012	0.25%	270,796	14.921259	4,040,617	2.06%	12.90%
2011	0.00%	419,318	13.437783	5,634,704	2.27%	-1.12%
2011	0.20%	107,464	13.259920	1,424,964	2.27%	-1.32%
2011	0.25%	254,766	13.215803	3,366,937	2.27%	-1.37%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Freedom Fund 2030 Portfolio - Service Class (FF30S)
2015	0.00%	304,381	$19.200517	$5,844,273	1.80%	-0.34%
2015	0.20%	147,272	18.795212	2,768,008	1.80%	-0.53%
2015	0.25%	219,036	18.695220	4,094,926	1.80%	-0.58%
2014	0.00%	264,765	19.265178	5,100,745	1.60%	4.86%
2014	0.20%	114,348	18.896274	2,160,751	1.60%	4.65%
2014	0.25%	144,696	18.805145	2,721,029	1.60%	4.60%
2013	0.00%	250,440	18.372029	4,601,091	1.87%	21.50%
2013	0.20%	88,333	18.056318	1,594,969	1.87%	21.25%
2013	0.25%	104,480	17.978225	1,878,365	1.87%	21.19%
2012	0.00%	240,346	15.121452	3,634,381	1.99%	15.48%
2012	0.20%	71,930	14.891344	1,071,134	1.99%	15.25%
2012	0.25%	64,495	14.834352	956,742	1.99%	15.19%
2011	0.00%	257,152	13.094199	3,367,199	2.22%	-2.70%
2011	0.20%	89,919	12.920810	1,161,826	2.22%	-2.89%
2011	0.25%	157,867	12.877813	2,032,982	2.22%	-2.94%
VIP Freedom Income Fund Portfolio - Service Class (FFINS)
2015	0.20%	91,955	11.761092	1,081,491	1.73%	-0.62%
2015	0.25%	12,670	11.731270	148,635	1.73%	-0.67%
2014	0.20%	77,001	11.834695	911,283	1.27%	3.49%
2014	0.25%	10,840	11.810581	128,027	1.27%	3.43%
2013	0.20%	132,461	11.436099	1,514,837	1.48%	5.17%
2013	0.25%	18,704	11.418503	213,572	1.48%	5.12%
2012	0.20%	133,054	10.874034	1,446,834	1.44%	6.21%
2012	0.25%	18,872	10.862729	205,001	1.44%	6.15%
2011	0.20%	157,557	10.238465	1,613,142	1.77%	1.36%
2011	0.25%	22,966	10.232950	235,010	1.77%	1.31%
VIP Growth Opportunities Portfolio - Service Class (FGOS)
2015	0.00%	5,557	22.630954	125,760	0.01%	5.48%
2015	0.25%	15,236	20.447477	311,538	0.01%	5.22%
2014	0.00%	5,557	21.454903	119,225	0.14%	12.10%
2014	0.10%	134,645	17.188872	2,314,396	0.14%	11.99%
2014	0.25%	36,206	19.433423	703,607	0.14%	11.82%
2013	0.00%	5,557	19.138600	106,353	0.22%	37.78%
2013	0.10%	100,233	15.348474	1,538,424	0.22%	37.64%
2013	0.25%	38,141	17.378745	662,843	0.22%	37.43%
2012	0.00%	5,557	13.890993	77,192	0.29%	19.46%
2012	0.10%	101,294	11.151220	1,129,552	0.29%	19.34%
2012	0.25%	38,843	12.645225	491,178	0.29%	19.16%
2011	0.00%	2	11.627899	23	0.06%	2.18%
2011	0.10%	167,357	9.343842	1,563,757	0.06%	2.08%
2011	0.25%	40,559	10.611629	430,397	0.06%	1.93%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Growth Portfolio - Service Class (FGS)
2015	0.00%	1,981,040	$29.910918	$59,254,725	0.16%	7.05%
2015	0.20%	618,806	17.094091	10,577,926	0.16%	6.84%
2015	0.25%	1,160,473	16.965550	19,688,063	0.16%	6.79%
2014	0.00%	2,037,432	27.940410	56,926,685	0.10%	11.19%
2014	0.10%	166,327	18.053863	3,002,845	0.10%	11.08%
2014	0.20%	570,491	15.999907	9,127,803	0.10%	10.97%
2014	0.25%	1,256,208	15.887528	19,958,040	0.10%	10.91%
2013	0.00%	2,161,691	25.128956	54,321,038	0.19%	36.20%
2013	0.10%	147,168	16.253466	2,391,990	0.19%	36.07%
2013	0.20%	448,937	14.418752	6,473,111	0.19%	35.93%
2013	0.25%	1,165,701	14.324638	16,698,245	0.19%	35.86%
2012	0.00%	2,363,334	18.449661	43,602,711	0.49%	14.54%
2012	0.10%	187,801	11.945210	2,243,322	0.49%	14.43%
2012	0.20%	365,060	10.607405	3,872,339	0.49%	14.32%
2012	0.25%	1,242,450	10.543440	13,099,697	0.49%	14.26%
2011	0.00%	2,614,645	16.106923	42,113,886	0.25%	0.14%
2011	0.10%	259,344	10.438857	2,707,255	0.25%	0.04%
2011	0.20%	332,626	9.279050	3,086,453	0.25%	-0.06%
2011	0.25%	1,292,625	9.227724	11,927,987	0.25%	-0.11%
VIP High Income Portfolio - Service Class (FHIS)
2015	0.00%	398,012	17.783999	7,078,245	6.06%	-3.76%
2015	0.20%	109,529	22.046567	2,414,738	6.06%	-3.95%
2015	0.25%	148,513	21.880871	3,249,594	6.06%	-4.00%
2014	0.00%	249,244	18.477945	4,605,517	5.59%	1.07%
2014	0.10%	102,569	18.123527	1,858,912	5.59%	0.97%
2014	0.20%	111,476	22.952707	2,558,676	5.59%	0.87%
2014	0.25%	153,941	22.791590	3,508,560	5.59%	0.82%
2013	0.00%	277,170	18.281495	5,067,082	5.53%	5.87%
2013	0.10%	114,927	17.948800	2,062,802	5.53%	5.77%
2013	0.20%	113,321	22.754156	2,578,524	5.53%	5.66%
2013	0.25%	169,375	22.605727	3,828,845	5.53%	5.61%
2012	0.00%	317,308	17.267290	5,479,049	5.66%	14.20%
2012	0.10%	154,446	16.970006	2,620,950	5.66%	14.08%
2012	0.20%	117,282	21.534843	2,525,649	5.66%	13.97%
2012	0.25%	237,112	21.405070	5,075,399	5.66%	13.91%
2011	0.00%	369,835	15.120791	5,592,198	6.65%	3.93%
2011	0.10%	138,594	14.875369	2,061,637	6.65%	3.82%
2011	0.20%	104,993	18.895691	1,983,915	6.65%	3.72%
2011	0.25%	208,631	18.791235	3,920,434	6.65%	3.67%
VIP Index 500 Portfolio - Initial Class (FIP)
2015	0.20%	2,497,396	16.487898	41,176,811	2.06%	1.13%
2015	0.25%	344,598	16.422121	5,659,030	2.06%	1.08%
2014	0.20%	1,871,207	16.303370	30,506,980	1.59%	13.34%
2014	0.25%	263,815	16.246449	4,286,057	1.59%	13.29%
2013	0.20%	1,997,333	14.384057	28,729,752	1.87%	31.98%
2013	0.25%	282,436	14.341001	4,050,415	1.87%	31.91%
2012	0.20%	2,260,976	10.898766	24,641,848	2.18%	15.68%
2012	0.25%	321,163	10.871578	3,491,549	2.18%	15.63%
2011	0.20%	2,038,925	9.421216	19,209,153	1.86%	1.84%
2011	0.25%	297,628	9.402424	2,798,425	1.86%	1.78%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Investment Grade Bond Portfolio - Service Class (FIGBS)
2015	0.00%	608,892	$16.632779	$10,127,566	2.56%	-0.71%
2015	0.10%	4,244,856	16.423463	69,715,235	2.56%	-0.80%
2015	0.20%	1,614,414	16.216720	26,180,500	2.56%	-0.90%
2015	0.25%	3,999,400	16.114367	64,447,799	2.56%	-0.95%
2014	0.00%	671,792	16.750978	11,253,173	4.79%	5.75%
2014	0.10%	4,337,743	16.556719	71,818,792	4.79%	5.65%
2014	0.20%	972,633	16.364659	15,916,807	4.79%	5.54%
2014	0.25%	3,255,181	16.269506	52,960,187	4.79%	5.49%
2013	0.00%	699,476	15.839600	11,079,420	2.51%	-1.89%
2013	0.10%	51,496	15.671570	807,023	2.51%	-1.99%
2013	0.20%	294,722	15.505270	4,569,744	2.51%	-2.09%
2013	0.25%	1,320,728	15.422822	20,369,353	2.51%	-2.13%
2012	0.00%	803,619	16.144635	12,974,135	2.31%	5.77%
2012	0.10%	108,259	15.989351	1,730,991	2.31%	5.66%
2012	0.20%	196,470	15.835518	3,111,204	2.31%	5.56%
2012	0.25%	982,289	15.759183	15,480,072	2.31%	5.50%
2011	0.00%	966,381	15.264055	14,750,893	3.27%	7.21%
2011	0.10%	89,725	15.132404	1,357,755	3.27%	7.10%
2011	0.20%	79,267	15.001845	1,189,151	3.27%	6.99%
2011	0.25%	903,088	14.937020	13,489,444	3.27%	6.94%
VIP Mid Cap Portfolio - Service Class (FMCS)
2015	0.00%	626,605	42.935421	26,903,549	0.36%	-1.50%
2015	0.20%	86,910	41.861396	3,638,174	0.36%	-1.70%
2015	0.25%	264,477	41.597113	11,001,480	0.36%	-1.75%
2014	0.00%	730,974	43.589036	31,862,452	0.16%	6.20%
2014	0.10%	53,133	43.083440	2,289,152	0.16%	6.09%
2014	0.20%	93,579	42.583780	3,984,948	0.16%	5.98%
2014	0.25%	286,504	42.336098	12,129,461	0.16%	5.93%
2013	0.00%	780,720	41.045629	32,045,143	0.40%	36.06%
2013	0.10%	47,653	40.610146	1,935,195	0.40%	35.93%
2013	0.20%	90,859	40.179329	3,650,654	0.40%	35.79%
2013	0.25%	295,285	39.965614	11,801,246	0.40%	35.72%
2012	0.00%	839,496	30.166927	25,325,015	0.50%	14.75%
2012	0.10%	58,544	29.876704	1,749,102	0.50%	14.64%
2012	0.20%	195,159	29.589302	5,774,619	0.50%	14.52%
2012	0.25%	290,111	29.446618	8,542,788	0.50%	14.46%
2011	0.00%	954,537	26.289170	25,093,985	0.14%	-10.72%
2011	0.10%	92,366	26.062360	2,407,276	0.14%	-10.81%
2011	0.20%	179,922	25.837533	4,648,741	0.14%	-10.89%
2011	0.25%	424,274	25.725831	10,914,801	0.14%	-10.94%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Overseas Portfolio - Service Class (FOS)
2015	0.00%	720,334	$21.563264	$15,532,752	1.45%	3.49%
2015	0.20%	18,934	16.167493	306,115	1.45%	3.28%
2015	0.25%	142,822	16.045948	2,291,714	1.45%	3.23%
2014	0.00%	245,528	20.835912	5,115,800	1.18%	-8.16%
2014	0.10%	64,349	17.621551	1,133,929	1.18%	-8.25%
2014	0.20%	21,075	15.653432	329,896	1.18%	-8.34%
2014	0.25%	196,072	15.543521	3,047,649	1.18%	-8.39%
2013	0.00%	276,825	22.687278	6,280,406	1.01%	30.38%
2013	0.10%	55,959	19.206513	1,074,777	1.01%	30.25%
2013	0.20%	21,884	17.078445	373,745	1.01%	30.12%
2013	0.25%	233,249	16.967020	3,957,540	1.01%	30.05%
2012	0.00%	311,831	17.401474	5,426,319	1.63%	20.54%
2012	0.10%	75,393	14.746394	1,111,775	1.63%	20.42%
2012	0.20%	130,929	13.125608	1,718,523	1.63%	20.30%
2012	0.25%	380,826	13.046486	4,968,441	1.63%	20.24%
2011	0.00%	358,292	14.436160	5,172,361	1.19%	-17.23%
2011	0.10%	120,357	12.245783	1,473,866	1.19%	-17.31%
2011	0.20%	134,279	10.910767	1,465,087	1.19%	-17.39%
2011	0.25%	681,992	10.850436	7,399,911	1.19%	-17.43%
VIP Value Strategies Portfolio - Service Class (FVSS)
2015	0.00%	133,388	25.818706	3,443,906	0.74%	-3.05%
2015	0.25%	544	24.951220	13,573	0.74%	-3.30%
2014	0.00%	149,991	26.632186	3,994,588	0.96%	6.69%
2014	0.10%	60,267	26.296890	1,584,835	0.96%	6.59%
2013	0.00%	151,791	24.961619	3,788,949	0.85%	30.44%
2013	0.10%	56,803	24.672018	1,401,445	0.85%	30.31%
2013	0.25%	280	24.243855	6,788	0.85%	30.12%
2012	0.00%	164,712	19.135795	3,151,895	0.49%	27.10%
2012	0.10%	49,718	18.932701	941,296	0.49%	26.97%
2012	0.25%	50	18.632032	932	0.49%	26.78%
2011	0.00%	190,137	15.055580	2,862,623	0.91%	-8.85%
2011	0.10%	64,340	14.910722	959,356	0.91%	-8.94%
2011	0.25%	829	14.695999	12,183	0.91%	-9.07%
VIP Fidelity VIP Freedom Fund 2005 Portfolio - Service Class (FF05S)
2015	0.20%	11,939	12.608366	150,531	2.28%	-0.55%
2015	0.25%	1,645	12.576385	20,688	2.28%	-0.59%
2014	0.20%	6,338	12.677492	80,350	2.81%	3.98%
2014	0.25%	892	12.651661	11,285	2.81%	3.92%
2013	0.20%	2,142	12.192614	26,117	0.05%	9.38%
2013	0.25%	302	12.173858	3,677	0.05%	9.32%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Fidelity VIP Freedom Fund 2015 Portfolio - Service Class (FF15S)
2015	0.00%	31,518	$13.968154	$440,248	1.88%	-0.44%
2015	0.20%	273,756	13.755650	3,765,692	1.88%	-0.63%
2015	0.25%	479,902	13.703016	6,576,105	1.88%	-0.68%
2014	0.00%	35,710	14.029245	500,984	1.73%	4.63%
2014	0.20%	186,893	13.843476	2,587,249	1.73%	4.42%
2014	0.25%	437,977	13.797401	6,042,944	1.73%	4.37%
2013	0.00%	29,469	13.408840	395,145	2.10%	14.24%
2013	0.20%	135,132	13.257768	1,791,549	2.10%	14.02%
2013	0.25%	396,134	13.220251	5,236,991	2.10%	13.96%
2012	0.00%	33,712	11.737104	395,681	2.15%	12.13%
2012	0.20%	109,872	11.628088	1,277,601	2.15%	11.91%
2012	0.25%	247,648	11.600978	2,872,959	2.15%	11.85%
2011	0.00%	10,672	10.467224	111,706	2.38%	-0.41%
2011	0.20%	55,142	10.390805	572,970	2.38%	-0.61%
2011	0.25%	318,600	10.371781	3,304,449	2.38%	-0.66%
VIP Fidelity VIP Freedom Fund 2025 Portfolio - Service Class (FF25S)
2015	0.00%	23,326	14.357972	334,914	1.84%	-0.36%
2015	0.20%	342,270	14.139535	4,839,539	1.84%	-0.56%
2015	0.25%	609,046	14.085417	8,578,667	1.84%	-0.61%
2014	0.00%	47,263	14.409981	681,059	1.78%	4.98%
2014	0.20%	211,266	14.219157	3,004,024	1.78%	4.77%
2014	0.25%	511,302	14.171815	7,246,077	1.78%	4.72%
2013	0.00%	24,732	13.726450	339,483	1.91%	19.89%
2013	0.20%	154,136	13.571790	2,091,901	1.91%	19.65%
2013	0.25%	407,075	13.533368	5,509,096	1.91%	19.59%
2012	0.00%	10,423	11.449402	119,337	2.04%	14.97%
2012	0.20%	133,774	11.343045	1,517,405	2.04%	14.74%
2012	0.25%	449,159	11.316590	5,082,948	2.04%	14.68%
2011	0.00%	9,293	9.958561	92,545	2.30%	-2.26%
2011	0.20%	68,449	9.885849	676,676	2.30%	-2.45%
2011	0.25%	390,645	9.867741	3,854,784	2.30%	-2.50%
VIP Fidelity VIP Freedom Fund 2040 Portfolio - Service Class (FF40S)
2015	0.00%	15,317	15.839391	242,612	1.63%	-0.35%
2015	0.20%	140,384	15.661012	2,198,556	1.63%	-0.55%
2015	0.25%	273,773	15.616724	4,275,437	1.63%	-0.60%
2014	0.00%	20,066	15.895413	318,957	1.51%	4.83%
2014	0.20%	113,996	15.747863	1,795,193	1.51%	4.62%
2014	0.25%	224,848	15.711192	3,532,630	1.51%	4.57%
2013	0.00%	10,769	15.162791	163,288	1.68%	25.16%
2013	0.20%	116,880	15.052125	1,759,292	1.68%	24.91%
2013	0.25%	197,150	15.024583	2,962,097	1.68%	24.85%
2012	0.00%	5,672	12.114401	68,713	2.29%	16.88%
2012	0.20%	98,529	12.050049	1,187,279	2.29%	16.65%
2012	0.25%	154,501	12.034012	1,859,267	2.29%	16.59%
2011	0.00%	2,579	10.364685	26,731	2.32%	-4.24%
2011	0.20%	65,750	10.330313	679,218	2.32%	-4.43%
2011	0.25%	9,719	10.321735	100,317	2.32%	-4.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Franklin Income Securities Fund - Class 2 (FTVIS2)
2015	0.00%	377,928	$15.982130	$6,040,094	4.68%	-7.05%
2014	0.00%	390,265	17.195058	6,710,629	4.91%	4.62%
2013	0.00%	391,706	16.436367	6,438,224	6.32%	13.94%
2012	0.00%	397,235	14.425332	5,730,247	6.26%	12.65%
2011	0.00%	353,498	12.805162	4,526,599	5.79%	2.38%
Rising Dividends Securities Fund - Class 1 (FTVRDI)
2015	0.00%	570,589	27.611133	15,754,609	1.64%	-3.42%
2014	0.00%	599,977	28.587626	17,151,918	1.53%	9.01%
2013	0.00%	706,879	26.225783	18,538,455	1.74%	30.05%
2012	0.00%	689,703	20.165763	13,908,387	1.82%	12.18%
2011	0.00%	702,870	17.976970	12,635,473	1.70%	6.29%
Small Cap Value Securities Fund - Class 1 (FTVSVI)
2015	0.00%	255,164	33.932255	8,658,290	0.91%	-7.18%
2014	0.00%	292,511	36.558447	10,693,748	0.83%	0.88%
2013	0.00%	314,978	36.238435	11,414,310	1.50%	36.50%
2012	0.00%	363,138	26.547381	9,640,363	1.03%	18.75%
2011	0.00%	428,826	22.355324	9,586,544	0.90%	-3.53%
Small Cap Value Securities Fund - Class 2 (FTVSV2)
2015	0.00%	15,334	20.825870	319,344	0.65%	-7.39%
2015	0.20%	63,502	20.386264	1,294,569	0.65%	-7.57%
2015	0.25%	357,185	20.277748	7,242,907	0.65%	-7.62%
2014	0.00%	41,699	22.486870	937,680	0.63%	0.57%
2014	0.10%	57,843	22.270557	1,288,196	0.63%	0.47%
2014	0.20%	50,845	22.056295	1,121,452	0.63%	0.37%
2014	0.25%	362,396	21.949861	7,954,542	0.63%	0.32%
2013	0.00%	51,881	22.359064	1,160,011	1.33%	36.24%
2013	0.10%	53,932	22.166142	1,195,464	1.33%	36.10%
2013	0.20%	33,005	21.974864	725,280	1.33%	35.97%
2013	0.25%	326,738	21.879759	7,148,949	1.33%	35.90%
2012	0.00%	34,591	16.411795	567,700	0.80%	18.39%
2012	0.10%	51,113	16.286455	832,450	0.80%	18.27%
2012	0.20%	37,175	16.162056	600,824	0.80%	18.15%
2012	0.25%	281,916	16.100162	4,538,893	0.80%	18.09%
2011	0.00%	26,725	13.862767	370,482	0.69%	-3.76%
2011	0.10%	59,250	13.770689	815,913	0.69%	-3.86%
2011	0.20%	26,691	13.679206	365,112	0.69%	-3.95%
2011	0.25%	271,775	13.633645	3,705,284	0.69%	-4.00%
Mutual Global Discovery Securities Fund - Class 2 (FTVMD2)
2015	0.00%	109,816	14.170654	1,556,165	3.80%	-3.65%
2015	0.20%	2,063	13.945925	28,770	3.80%	-3.84%
2015	0.25%	35,464	13.890298	492,606	3.80%	-3.89%
2014	0.00%	526	14.707440	7,736	2.43%	5.71%
2014	0.20%	258	14.503192	3,742	2.43%	5.50%
2014	0.25%	31,338	14.452565	452,914	2.43%	5.44%
2013	0.25%	20,950	13.706304	287,147	2.67%	27.30%
2012	0.25%	13,771	10.767244	148,276	1.98%	13.07%
2011	0.25%	21,727	9.522271	206,890	2.22%	-3.20%
Templeton Developing Markets Securities Fund - Class 2 (FTVDM2)
2015	0.00%	285,175	7.580957	2,161,899	2.16%	-19.60%
2014	0.00%	338,402	9.429267	3,190,883	1.50%	-5.71%	4/30/2014

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Templeton Foreign Securities Fund - Class 1 (TIF)
2015	0.00%	42,432	$23.944197	$1,016,000	3.58%	-6.31%
2014	0.00%	48,081	25.556124	1,228,764	2.07%	-10.89%
2013	0.00%	53,511	28.677989	1,534,588	2.56%	23.27%
2012	0.00%	58,522	23.263845	1,361,447	3.25%	18.60%
2011	0.00%	65,960	19.616024	1,293,873	1.93%	-10.44%
Templeton Foreign Securities Fund - Class 2 (TIF2)
2015	0.00%	232,916	21.962379	5,115,389	3.22%	-6.49%
2015	0.10%	147,716	21.671638	3,201,248	3.22%	-6.59%
2015	0.20%	242,279	21.384741	5,181,074	3.22%	-6.68%
2015	0.25%	523,517	21.242689	11,120,909	3.22%	-6.73%
2014	0.00%	283,449	23.487098	6,657,394	1.97%	-11.13%
2014	0.10%	53,353	23.199378	1,237,756	1.97%	-11.22%
2014	0.20%	149,945	22.915181	3,436,017	1.97%	-11.31%
2014	0.25%	600,484	22.774362	13,675,640	1.97%	-11.35%
2013	0.10%	48,250	26.131241	1,260,832	2.30%	22.85%
2013	0.20%	140,404	25.836981	3,627,615	2.30%	22.72%
2013	0.25%	454,085	25.691070	11,665,930	2.30%	22.66%
2012	0.10%	66,092	21.271368	1,405,867	3.00%	18.11%
2012	0.20%	123,690	21.052856	2,604,028	3.00%	18.00%
2012	0.25%	438,755	20.944427	9,189,472	3.00%	17.94%
2011	0.10%	85,706	18.009125	1,543,490	1.69%	-10.72%
2011	0.20%	145,538	17.842000	2,596,689	1.69%	-10.81%
2011	0.25%	405,037	17.759014	7,193,058	1.69%	-10.86%
Templeton Global Bond Securities Fund - Class 2 (FTVGI2)
2015	0.00%	601,113	16.604255	9,981,034	7.60%	-4.30%
2015	0.25%	61,886	16.264906	1,006,570	7.60%	-4.54%
2014	0.00%	661,714	17.351083	11,481,455	3.71%	1.83%
2014	0.20%	17,502	17.100997	299,302	3.71%	1.63%
2014	0.25%	95,393	17.039030	1,625,404	3.71%	1.58%
2013	0.00%	84,791	17.038710	1,444,729	4.74%	1.63%
2013	0.10%	1,771,983	16.932405	30,003,934	4.74%	1.53%
2013	0.20%	147,053	16.826761	2,474,426	4.74%	1.43%
2013	0.25%	507,776	16.774170	8,517,521	4.74%	1.38%
2012	0.00%	84,202	16.765591	1,411,696	5.98%	15.07%
2012	0.10%	1,793,425	16.677654	29,910,122	5.98%	14.95%
2012	0.20%	156,660	16.590177	2,599,017	5.98%	14.84%
2012	0.25%	328,747	16.546601	5,439,645	5.98%	14.78%
2011	0.00%	60,786	14.570417	885,677	5.70%	-0.87%
2011	0.10%	1,815,343	14.508523	26,337,946	5.70%	-0.97%
2011	0.20%	410,455	14.446899	5,929,802	5.70%	-1.07%
2011	0.25%	294,980	14.416178	4,252,484	5.70%	-1.12%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Founding Funds Allocation Fund - Class 2 (FTVFA2)
2015	0.00%	51,295	$12.958538	$664,708	2.92%	-6.21%
2014	0.00%	53,635	13.816935	741,071	2.78%	2.85%
2013	0.00%	50,080	13.434293	672,789	11.86%	23.77%
2012	0.00%	35,375	10.854248	383,969	2.65%	15.33%
2011	0.00%	35,227	9.411247	331,530	0.02%	-1.54%
Mid Cap Value - Institutional Shares (GVMCE)
2015	0.20%	247,162	33.511027	8,282,652	0.34%	-9.42%
2015	0.25%	918,824	33.288493	30,586,266	0.34%	-9.47%
2014	0.10%	106,860	37.456078	4,002,556	1.01%	13.46%
2014	0.20%	420,133	36.997381	15,543,821	1.01%	13.34%
2014	0.25%	1,195,314	36.770095	43,951,809	1.01%	13.29%
2013	0.10%	108,753	33.013548	3,590,322	0.90%	32.76%
2013	0.20%	449,693	32.641878	14,678,824	0.90%	32.63%
2013	0.25%	1,331,168	32.457572	43,206,481	0.90%	32.56%
2012	0.10%	112,359	24.867064	2,794,038	1.16%	18.35%
2012	0.20%	461,980	24.611687	11,370,107	1.16%	18.23%
2012	0.25%	1,269,357	24.484957	31,080,152	1.16%	18.17%
2011	0.10%	153,402	21.011696	3,223,236	0.73%	-6.47%
2011	0.20%	514,075	20.816771	10,701,382	0.73%	-6.56%
2011	0.25%	1,416,909	20.719959	29,358,296	0.73%	-6.61%
Goldman Sachs Structured Small Cap Equity Fund (GVCSE)
2015	0.00%	745	13.063040	9,732	0.39%	-2.13%
2015	0.20%	7	12.993525	91	0.39%	-2.32%
2015	0.25%	3,817	12.976212	49,530	0.39%	-2.37%
2014	0.00%	614	13.346764	8,195	0.96%	6.93%
2014	0.25%	2,372	13.291252	31,527	0.96%	6.66%
VIT Growth Opportunities Fund - Service Shares (GVGOPS)
2015	0.00%	2,219	14.658925	32,528	0.00%	-5.20%
2015	0.20%	12,051	14.522766	175,014	0.00%	-5.39%
2015	0.25%	83,866	14.488917	1,215,128	0.00%	-5.44%
2014	0.00%	2,197	15.463755	33,974	0.00%	11.10%
2014	0.20%	3,394	15.350803	52,101	0.00%	10.88%
2014	0.25%	76,911	15.322700	1,178,484	0.00%	10.82%
2013	0.00%	488	13.918867	6,792	0.00%	32.20%
2013	0.20%	242	13.844854	3,350	0.00%	31.93%
2013	0.25%	44,082	13.826415	609,496	0.00%	31.87%
2012	0.00%	489	10.529016	5,149	0.00%	19.43%
2012	0.20%	1,279	10.493978	13,422	0.00%	19.19%
2012	0.25%	2,990	10.485241	31,351	0.00%	19.13%
2011	0.20%	125	8.804262	1,101	0.00%	-11.96%	5/2/2011
2011	0.25%	309	8.801350	2,720	0.00%	-11.99%	5/2/2011

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
ClearBridge Variable Small Cap Growth Portfolio - Class I (SBVSG)
2015	0.00%	42,893	$18.588347	$797,310	0.00%	-4.37%
2015	0.20%	122,009	18.283667	2,230,772	0.00%	-4.57%
2015	0.25%	450,063	18.208236	8,194,853	0.00%	-4.61%
2014	0.00%	20,708	19.438772	402,538	0.00%	4.08%
2014	0.20%	62,670	19.158457	1,200,661	0.00%	3.87%
2014	0.25%	389,558	19.088957	7,436,256	0.00%	3.82%
2013	0.00%	23,978	18.677023	447,838	0.04%	47.05%
2013	0.20%	18,438	18.444555	340,081	0.04%	46.76%
2013	0.25%	292,459	18.386845	5,377,398	0.04%	46.68%
2012	0.00%	10,013	12.701228	127,177	0.55%	19.43%
2012	0.20%	5,439	12.568213	68,359	0.55%	19.19%
2012	0.25%	153,537	12.535151	1,924,609	0.55%	19.13%
2011	0.00%	12,602	10.635081	134,023	0.00%	1.39%
2011	0.20%	1,445	10.544821	15,237	0.00%	1.18%
2011	0.25%	59,758	10.522359	628,795	0.00%	1.13%
Baron Growth Opportunities Fund Service Class (BNCAI)
2015	0.00%	728	35.840805	26,092	0.00%	-4.77%
2015	0.20%	77,534	34.898391	2,705,812	0.00%	-4.96%
2015	0.25%	141,247	34.666599	4,896,553	0.00%	-5.01%
2014	0.00%	757	37.636200	28,491	0.19%	4.85%
2014	0.10%	50,907	37.175266	1,892,481	0.19%	4.75%
2014	0.20%	73,864	36.719968	2,712,284	0.19%	4.65%
2014	0.25%	155,856	36.494324	5,687,859	0.19%	4.59%
2013	0.00%	4,120	35.893657	147,882	0.43%	40.06%
2013	0.10%	57,453	35.489539	2,038,980	0.43%	39.92%
2013	0.20%	74,980	35.089969	2,631,046	0.43%	39.78%
2013	0.25%	167,048	34.891789	5,828,604	0.43%	39.71%
2012	0.00%	11,944	25.626683	306,085	1.08%	18.24%
2012	0.10%	50,900	25.363489	1,291,002	1.08%	18.12%
2012	0.20%	73,243	25.102977	1,838,617	1.08%	18.01%
2012	0.25%	268,487	24.973675	6,705,107	1.08%	17.95%
2011	0.00%	20,631	21.672931	447,134	0.00%	4.02%
2011	0.10%	52,786	21.471853	1,133,413	0.00%	3.92%
2011	0.20%	76,933	21.272621	1,636,567	0.00%	3.82%
2011	0.25%	337,265	21.173648	7,141,130	0.00%	3.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Short Duration Bond Portfolio - I Class Shares (AMTB)
2015	0.00%	300,528	$12.388812	$3,723,185	1.46%	0.18%
2014	0.00%	303,453	12.366084	3,752,525	1.76%	0.61%
2013	0.00%	290,095	12.291113	3,565,590	2.16%	0.62%
2012	0.00%	299,031	12.215764	3,652,892	2.92%	4.61%
2011	0.00%	328,162	11.677944	3,832,257	3.71%	0.29%
Guardian Portfolio - I Class Shares (AMGP)
2015	0.00%	2	34.031156	68	0.81%	-4.97%
2015	0.25%	25,304	22.093404	559,051	0.81%	-5.21%
2014	0.00%	2	35.810110	72	0.42%	9.03%
2014	0.10%	25,458	25.550826	650,473	0.42%	8.92%
2014	0.25%	18,192	23.306515	423,992	0.42%	8.76%
2013	0.00%	2	32.844952	66	0.89%	38.81%
2013	0.10%	34,493	23.458600	809,157	0.89%	38.68%
2013	0.25%	17,061	21.430183	365,620	0.89%	38.47%
2012	0.00%	2	23.661014	47	0.19%	12.73%
2012	0.10%	32,886	16.916121	556,304	0.19%	12.61%
2012	0.25%	16,445	15.476592	254,513	0.19%	12.44%
2011	0.00%	2	20.989829	42	0.48%	-2.94%
2011	0.10%	77,560	15.021443	1,165,063	0.48%	-3.04%
2011	0.25%	56,791	13.763826	781,661	0.48%	-3.18%
Mid-Cap Growth Portfolio - I Class Shares (AMCG)
2015	0.00%	26	39.482775	1,027	0.00%	1.28%
2015	0.25%	105,535	20.470575	2,160,362	0.00%	1.02%
2014	0.00%	26	38.985620	1,014	0.00%	7.58%
2014	0.10%	21,987	28.178168	619,553	0.00%	7.47%
2014	0.25%	111,193	20.263419	2,253,150	0.00%	7.31%
2013	0.00%	26	36.238273	942	0.00%	32.61%
2013	0.10%	20,959	26.218640	549,516	0.00%	32.48%
2013	0.25%	126,357	18.882587	2,385,947	0.00%	32.28%
2012	0.00%	26	27.326502	710	0.00%	12.41%
2012	0.10%	30,281	19.790674	599,281	0.00%	12.30%
2012	0.20%	28,206	14.361118	405,070	0.00%	12.19%
2012	0.25%	144,932	14.274567	2,068,842	0.00%	12.13%
2011	0.00%	26	24.308851	632	0.00%	0.47%
2011	0.10%	34,106	17.622859	601,045	0.00%	0.37%
2011	0.20%	28,457	12.800871	364,274	0.00%	0.27%
2011	0.25%	284,856	12.730096	3,626,244	0.00%	0.22%
Mid-Cap Growth Portfolio - S Class Shares (AMMCGS)
2015	0.00%	108,814	9.599822	1,044,595	0.00%	-4.00%	11/4/2015

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advisers Management Trust: Large Cap Value Portfolio - Class I (AMTP)
2015	0.00%	8,711	$21.823920	$190,108	0.77%	-11.80%
2015	0.20%	459	19.901008	9,135	0.77%	-11.98%
2015	0.25%	1,675	19.751364	33,084	0.77%	-12.02%
2014	0.00%	10,711	24.744866	265,042	0.79%	9.85%
2014	0.10%	31,934	22.851979	729,755	0.79%	9.74%
2014	0.20%	526	22.609799	11,893	0.79%	9.63%
2014	0.25%	7,433	22.451030	166,879	0.79%	9.58%
2013	0.00%	11,809	22.525541	266,004	0.91%	31.14%
2013	0.10%	32,225	20.823234	671,029	0.91%	31.00%
2013	0.20%	62	20.623170	1,279	0.91%	30.87%
2013	0.25%	5,150	20.488601	105,516	0.91%	30.81%
2012	0.00%	23,801	17.177285	408,837	0.37%	16.60%
2012	0.10%	70,527	15.895030	1,121,029	0.37%	16.48%
2012	0.20%	14,947	15.758064	235,536	0.37%	16.37%
2012	0.25%	35,172	15.663052	550,901	0.37%	16.31%
2011	0.00%	67,433	14.731931	993,418	0.00%	-11.36%
2011	0.10%	104,043	13.645891	1,419,759	0.00%	-11.45%
2011	0.20%	10,523	13.541863	142,501	0.00%	-11.53%
2011	0.25%	73,554	13.466974	990,550	0.00%	-11.58%
Advisers Management Trust: Mid Cap Intrinsic Value Portfolio - Class I (AMRI)
2015	0.00%	2,587	16.429403	42,503	0.78%	-8.34%
2015	0.20%	3,362	16.114653	54,177	0.78%	-8.52%
2015	0.25%	301,718	16.036845	4,838,605	0.78%	-8.57%
2014	0.00%	1,798	17.923567	32,227	1.03%	13.84%
2014	0.20%	9,945	17.615410	175,185	1.03%	13.61%
2014	0.25%	295,953	17.539126	5,190,757	1.03%	13.55%
2013	0.00%	7,765	15.745045	122,260	1.23%	37.05%
2013	0.20%	8,149	15.505325	126,353	1.23%	36.78%
2013	0.25%	331,776	15.445906	5,124,581	1.23%	36.71%
2012	0.00%	17,798	11.488526	204,473	0.61%	15.53%
2012	0.20%	18,058	11.336243	204,710	0.61%	15.30%
2012	0.25%	345,057	11.298448	3,898,609	0.61%	15.24%
2011	0.00%	18,864	9.944286	187,589	0.63%	-6.50%
2011	0.20%	18,967	9.832161	186,487	0.63%	-6.68%
2011	0.25%	383,249	9.804295	3,757,486	0.63%	-6.73%
Socially Responsive Portfolio - I Class Shares (AMSRS)
2015	0.00%	68,268	29.142833	1,989,523	0.51%	-0.46%
2014	0.00%	85,955	29.278575	2,516,640	0.35%	10.38%
2013	0.00%	113,615	26.524850	3,013,621	0.70%	37.60%
2012	0.00%	122,284	19.276454	2,357,202	0.22%	10.98%
2011	0.00%	149,636	17.369356	2,599,081	0.33%	-3.08%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Capital Appreciation Fund/VA - Non-Service Shares (OVGR)
2015	0.00%	1,764	$30.617408	$54,009	0.09%	3.54%
2015	0.20%	146,084	17.503405	2,556,967	0.09%	3.34%
2015	0.25%	553,168	17.371869	9,609,562	0.09%	3.28%
2014	0.00%	1,841	29.569631	54,438	0.46%	15.41%
2014	0.10%	96,346	21.942069	2,114,031	0.46%	15.29%
2014	0.20%	164,915	16.938249	2,793,371	0.46%	15.18%
2014	0.25%	651,421	16.819373	10,956,493	0.46%	15.12%
2013	0.00%	5,440	25.621769	139,382	0.96%	29.74%
2013	0.10%	99,103	19.031580	1,886,087	0.96%	29.61%
2013	0.20%	198,892	14.706184	2,924,942	0.96%	29.48%
2013	0.25%	858,585	14.610271	12,544,160	0.96%	29.42%
2012	0.00%	5,166	19.748680	102,022	0.68%	14.12%
2012	0.10%	176,975	14.683780	2,598,662	0.68%	14.00%
2012	0.20%	230,041	11.357880	2,612,778	0.68%	13.89%
2012	0.25%	1,112,014	11.289439	12,554,014	0.68%	13.83%
2011	0.00%	4,576	17.305412	79,190	0.45%	-1.15%
2011	0.10%	243,193	12.880034	3,132,334	0.45%	-1.25%
2011	0.20%	241,095	9.972672	2,404,361	0.45%	-1.35%
2011	0.25%	1,320,255	9.917548	13,093,692	0.45%	-1.40%
Global Securities Fund/VA - Non-Service Shares (OVGS)
2015	0.00%	1,474,499	23.387496	34,484,839	1.28%	3.94%
2015	0.10%	153,816	23.023933	3,541,449	1.28%	3.84%
2015	0.20%	375,799	22.665980	8,517,853	1.28%	3.74%
2015	0.25%	1,247,135	22.489148	28,047,004	1.28%	3.68%
2014	0.00%	1,535,969	22.500054	34,559,385	1.18%	2.29%
2014	0.10%	147,460	22.172449	3,269,549	1.18%	2.19%
2014	0.20%	535,177	21.849570	11,693,387	1.18%	2.09%
2014	0.25%	1,239,304	21.689951	26,880,443	1.18%	2.04%
2013	0.00%	655,038	21.995829	14,408,104	1.38%	27.31%
2013	0.10%	160,123	21.697248	3,474,228	1.38%	27.18%
2013	0.20%	555,413	21.402683	11,887,328	1.38%	27.05%
2013	0.25%	1,347,166	21.256957	28,636,650	1.38%	26.99%
2012	0.00%	615,521	17.277884	10,634,900	2.20%	21.26%
2012	0.10%	182,390	17.060376	3,111,642	2.20%	21.14%
2012	0.20%	561,713	16.845594	9,462,389	2.20%	21.02%
2012	0.25%	1,374,849	16.739250	23,013,941	2.20%	20.96%
2011	0.00%	655,037	14.248076	9,333,017	1.28%	-8.29%
2011	0.10%	266,961	14.082821	3,759,564	1.28%	-8.38%
2011	0.20%	588,688	13.919457	8,194,217	1.28%	-8.47%
2011	0.25%	1,532,798	13.838516	21,211,650	1.28%	-8.52%
International Growth Fund/VA - Non-Service Shares (OVIG)
2015	0.00%	51,431	11.112638	571,534	1.20%	3.43%
2015	0.20%	103,952	11.053502	1,149,034	1.20%	3.23%
2015	0.25%	412,279	11.038776	4,551,056	1.20%	3.17%
2014	0.00%	13,154	10.743878	141,325	1.26%	-7.22%
2014	0.20%	42,945	10.708102	459,859	1.26%	-7.40%
2014	0.25%	234,504	10.699175	2,508,999	1.26%	-7.45%
2013	0.00%	8,286	11.579816	95,950	0.00%	15.80%	5/1/2013
2013	0.25%	43,041	11.560498	497,575	0.00%	15.60%	5/1/2013

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Main Street Fund(R)/VA - Non-Service Shares (OVGI)
2015	0.00%	1,079,997	$24.170994	$26,104,601	0.93%	3.33%
2015	0.20%	100,033	20.611117	2,061,792	0.93%	3.12%
2015	0.25%	137,439	20.456165	2,811,475	0.93%	3.07%
2014	0.00%	1,135,763	23.392433	26,568,260	0.83%	10.70%
2014	0.10%	38,139	21.213986	809,080	0.83%	10.59%
2014	0.20%	101,811	19.987148	2,034,912	0.83%	10.48%
2014	0.25%	132,754	19.846809	2,634,743	0.83%	10.43%
2013	0.00%	1,232,141	21.130785	26,036,107	1.10%	31.77%
2013	0.10%	40,435	19.182117	775,629	1.10%	31.64%
2013	0.20%	103,496	18.090869	1,872,333	1.10%	31.51%
2013	0.25%	150,907	17.972825	2,712,225	1.10%	31.44%
2012	0.00%	1,360,860	16.035812	21,822,495	0.95%	16.87%
2012	0.10%	65,319	14.571543	951,799	0.95%	16.75%
2012	0.20%	104,207	13.756324	1,433,505	0.95%	16.64%
2012	0.25%	143,770	13.673391	1,965,823	0.95%	16.58%
2011	0.00%	1,476,171	13.720956	20,254,477	0.86%	-0.01%
2011	0.10%	78,409	12.480566	978,589	0.86%	-0.11%
2011	0.20%	118,458	11.794128	1,397,109	0.86%	-0.21%
2011	0.25%	149,681	11.728904	1,755,594	0.86%	-0.26%
Main Street Small- & Mid-Cap Fund(R)/VA - Non-Service Shares (OVSC)
2015	0.00%	177,013	37.311330	6,604,590	0.86%	-5.90%
2014	0.00%	181,616	39.650231	7,201,116	0.85%	11.93%
2013	0.00%	188,218	35.423066	6,667,259	0.96%	41.01%
2012	0.00%	174,944	25.120110	4,394,613	0.57%	17.99%
2011	0.00%	194,582	21.290587	4,142,765	0.60%	-2.21%
Discovery Mid Cap Growth Fund/VA - Non-Service Shares (OVAG)
2015	0.00%	803,479	26.129070	20,994,159	0.00%	6.61%
2015	0.20%	124,046	14.214731	1,763,281	0.00%	6.39%
2015	0.25%	190,155	14.107917	2,682,691	0.00%	6.34%
2014	0.00%	849,184	24.509933	20,813,443	0.00%	5.78%
2014	0.10%	40,296	19.435116	783,157	0.00%	5.68%
2014	0.20%	124,383	13.360573	1,661,828	0.00%	5.57%
2014	0.25%	261,739	13.266808	3,472,441	0.00%	5.52%
2013	0.00%	936,477	23.169692	21,697,884	0.01%	35.98%
2013	0.10%	44,406	18.390755	816,660	0.01%	35.85%
2013	0.20%	125,659	12.655279	1,590,250	0.01%	35.71%
2013	0.25%	316,259	12.572760	3,976,249	0.01%	35.64%
2012	0.00%	1,048,321	17.038569	17,861,890	0.00%	16.45%
2012	0.10%	88,192	13.537746	1,193,921	0.00%	16.33%
2012	0.20%	111,690	9.325083	1,041,519	0.00%	16.21%
2012	0.25%	338,977	9.268905	3,141,946	0.00%	16.16%
2011	0.00%	1,159,802	14.632020	16,970,246	0.00%	1.10%
2011	0.10%	129,990	11.637321	1,512,735	0.00%	0.99%
2011	0.20%	172,529	8.024067	1,384,384	0.00%	0.89%
2011	0.25%	348,755	7.979723	2,782,968	0.00%	0.84%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Global Strategic Income Fund/VA: Non-service Shares (OVSB)
2015	0.00%	1,411,021	$13.375110	$18,872,561	5.97%	-2.26%
2014	0.00%	1,555,119	13.684412	21,280,889	4.50%	2.84%
2013	0.00%	977,067	13.306658	13,001,496	2.82%	-0.13%
2012	0.00%	140,055	13.324261	1,866,129	6.52%	13.53%
2011	0.20%	164,077	11.642728	1,910,304	2.76%	0.65%
2011	0.25%	23,951	11.619547	278,300	2.76%	0.60%
All Asset Portfolio - Administrative Class (PMVAAA)
2015	0.00%	55,377	16.812343	931,017	3.21%	-8.99%
2015	0.20%	807,140	16.424758	13,257,079	3.21%	-9.17%
2015	0.25%	405,946	16.329325	6,628,824	3.21%	-9.21%
2014	0.00%	72,319	18.472398	1,335,905	5.30%	0.47%
2014	0.10%	67,637	18.276541	1,236,170	5.30%	0.37%
2014	0.20%	892,177	18.082702	16,132,971	5.30%	0.27%
2014	0.25%	481,742	17.986638	8,664,919	5.30%	0.22%
2013	0.00%	76,642	18.385298	1,409,086	4.71%	0.27%
2013	0.10%	67,026	18.208568	1,220,447	4.71%	0.17%
2013	0.20%	884,021	18.033470	15,941,966	4.71%	0.07%
2013	0.25%	438,349	17.946634	7,866,889	4.71%	0.02%
2012	0.00%	69,786	18.335213	1,279,541	6.62%	14.95%
2012	0.10%	113,326	18.177131	2,059,942	6.62%	14.83%
2012	0.20%	819,406	18.020366	14,765,996	6.62%	14.72%
2012	0.25%	417,817	17.942540	7,496,698	6.62%	14.66%
2011	0.00%	19,444	15.951200	310,155	7.54%	1.95%
2011	0.10%	94,917	15.829529	1,502,491	7.54%	1.85%
2011	0.20%	10,041	15.708740	157,731	7.54%	1.75%
2011	0.25%	87,183	15.648744	1,364,304	7.54%	1.70%
CommodityRealReturn(R) Strategy Portfolio - Administrative Class (PMVRSA)
2015	0.00%	8,994	5.520425	49,651	2.61%	-25.70%
2014	0.00%	4,998	7.430399	37,137	0.16%	-25.70%	5/1/2014
Foreign Bond Portfolio (Unhedged) - Administrative Class (PMVFBA)
2015	0.00%	112,389	12.082240	1,357,911	1.51%	-7.08%
2015	0.20%	14,452	11.898194	171,953	1.51%	-7.27%
2015	0.25%	34,107	11.852551	404,255	1.51%	-7.31%
2014	0.00%	70,194	13.003154	912,743	2.13%	0.40%
2014	0.20%	10,297	12.830742	132,118	2.13%	0.20%
2014	0.25%	25,873	12.787931	330,862	2.13%	0.15%
2013	0.00%	189,931	12.951148	2,459,824	1.83%	-6.47%
2013	0.20%	16,214	12.805034	207,621	1.83%	-6.66%
2013	0.25%	24,994	12.768718	319,141	1.83%	-6.71%
2012	0.00%	120,480	13.847565	1,668,355	5.68%	5.50%
2012	0.20%	8,978	13.718780	123,167	5.68%	5.29%
2012	0.25%	24,563	13.686738	336,187	5.68%	5.24%
2011	0.00%	171,174	13.125598	2,246,761	2.02%	8.52%
2011	0.20%	6,368	13.029662	82,973	2.02%	8.31%
2011	0.25%	28,274	13.005756	367,725	2.02%	8.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Long-Term U.S. Government Portfolio - Administrative Class (PMVLGA)
2015	0.00%	199	$15.065424	$2,998	2.05%	-1.40%
2015	0.20%	14,719	14.895352	219,245	2.05%	-1.60%
2015	0.25%	168,538	14.853079	2,503,308	2.05%	-1.65%
2014	0.20%	8,460	15.137243	128,061	2.26%	23.76%
2014	0.25%	159,473	15.101845	2,408,337	2.26%	23.70%
2013	0.20%	9,699	12.231097	118,629	2.48%	-13.12%
2013	0.25%	137,559	12.208622	1,679,406	2.48%	-13.17%
2012	0.20%	7,044	14.078727	99,171	2.14%	4.23%
2012	0.25%	22,192	14.059896	312,017	2.14%	4.18%
2011	0.20%	83	13.507707	1,121	2.65%	27.59%
2011	0.25%	30,544	13.496420	412,235	2.65%	27.52%
Low Duration Portfolio - Administrative Class (PMVLDA)
2015	0.00%	505,841	15.388122	7,783,943	3.20%	0.31%
2015	0.20%	1,007,738	14.983000	15,098,938	3.20%	0.11%
2015	0.25%	1,846,299	14.883286	27,478,996	3.20%	0.06%
2014	0.00%	545,813	15.340739	8,373,175	1.13%	0.85%
2014	0.10%	91,354	15.152711	1,384,261	1.13%	0.75%
2014	0.20%	1,232,779	14.966804	18,450,762	1.13%	0.65%
2014	0.25%	2,445,685	14.874647	36,378,701	1.13%	0.60%
2013	0.00%	599,017	15.211610	9,112,013	1.42%	-0.13%
2013	0.10%	64,906	15.040207	976,200	1.42%	-0.23%
2013	0.20%	1,009,790	14.870553	15,016,136	1.42%	-0.33%
2013	0.25%	2,570,791	14.786404	38,012,754	1.42%	-0.38%
2012	0.00%	560,741	15.231801	8,541,095	1.93%	5.86%
2012	0.10%	92,267	15.075249	1,390,948	1.93%	5.75%
2012	0.20%	753,896	14.920147	11,248,239	1.93%	5.64%
2012	0.25%	2,019,223	14.843142	29,971,614	1.93%	5.59%
2011	0.00%	543,092	14.389072	7,814,590	1.68%	1.11%
2011	0.10%	143,040	14.255473	2,039,103	1.68%	1.01%
2011	0.20%	1,287,722	14.122982	18,186,475	1.68%	0.91%
2011	0.25%	2,461,331	14.057158	34,599,319	1.68%	0.86%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Real Return Portfolio - Administrative Class (PMVRRA)
2015	0.00%	264,569	$18.402490	$4,868,728	3.66%	-2.70%
2015	0.10%	84,385	18.158587	1,532,312	3.66%	-2.80%
2015	0.20%	1,106,267	17.917629	19,821,682	3.66%	-2.90%
2015	0.25%	2,394,818	17.798281	42,623,644	3.66%	-2.95%
2014	0.00%	229,487	18.914047	4,340,528	1.42%	3.09%
2014	0.10%	663,184	18.682045	12,389,633	1.42%	2.99%
2014	0.20%	1,304,101	18.452610	24,064,067	1.42%	2.89%
2014	0.25%	3,010,962	18.338895	55,217,716	1.42%	2.83%
2013	0.00%	200,378	18.346890	3,676,313	1.64%	-9.22%
2013	0.10%	635,819	18.139980	11,533,744	1.64%	-9.31%
2013	0.20%	1,459,266	17.935163	26,172,174	1.64%	-9.40%
2013	0.25%	3,114,447	17.833569	55,541,705	1.64%	-9.44%
2012	0.00%	209,319	20.209690	4,230,272	1.08%	8.75%
2012	0.10%	815,660	20.001770	16,314,644	1.08%	8.65%
2012	0.20%	1,601,513	19.795748	31,703,148	1.08%	8.54%
2012	0.25%	3,264,904	19.693483	64,297,331	1.08%	8.48%
2011	0.00%	156,159	18.582806	2,901,872	2.08%	11.67%
2011	0.10%	960,484	18.410083	17,682,590	2.08%	11.56%
2011	0.20%	1,815,470	18.238767	33,111,934	2.08%	11.45%
2011	0.25%	3,258,425	18.153657	59,152,330	2.08%	11.39%
Total Return Portfolio - Administrative Class (PMVTRA)
2015	0.00%	1,016,475	19.839262	20,166,114	4.31%	0.44%
2015	0.20%	779,467	19.316551	15,056,614	4.31%	0.23%
2015	0.25%	2,644,416	19.187876	50,740,726	4.31%	0.18%
2014	0.00%	954,265	19.753234	18,849,820	1.89%	4.27%
2014	0.10%	170,286	19.510917	3,322,436	1.89%	4.17%
2014	0.20%	2,407,163	19.271323	46,389,216	1.89%	4.06%
2014	0.25%	5,240,087	19.152556	100,361,060	1.89%	4.01%
2013	0.00%	1,229,798	18.944143	23,297,469	2.20%	-1.96%
2013	0.10%	7,535,646	18.730486	141,146,312	2.20%	-2.05%
2013	0.20%	6,310,698	18.519021	116,867,949	2.20%	-2.15%
2013	0.25%	7,595,063	18.414109	139,856,318	2.20%	-2.20%
2012	0.00%	1,063,702	19.322000	20,552,850	2.57%	9.60%
2012	0.10%	7,558,546	19.123203	144,543,610	2.57%	9.49%
2012	0.20%	5,681,063	18.926252	107,521,230	2.57%	9.38%
2012	0.25%	8,600,586	18.828467	161,935,850	2.57%	9.33%
2011	0.00%	607,433	17.629489	10,708,733	2.62%	3.60%
2011	0.10%	7,698,175	17.465627	134,453,453	2.62%	3.50%
2011	0.20%	5,099,199	17.303112	88,232,011	2.62%	3.40%
2011	0.25%	8,572,880	17.222369	147,645,303	2.62%	3.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Pioneer Emerging Markets VCT Portfolio - Class I Shares (PIVEMI)
2015	0.00%	92,102	$5.511041	$507,578	3.57%	-15.36%
2015	0.20%	7,102	5.420668	38,498	3.57%	-15.53%
2015	0.25%	21,153	5.398275	114,190	3.57%	-15.57%
2014	0.00%	82,712	6.510861	538,526	0.61%	-12.56%
2014	0.20%	22,556	6.416942	144,741	0.61%	-12.73%
2014	0.25%	22,013	6.393641	140,743	0.61%	-12.77%
2013	0.00%	89,831	7.445671	668,852	1.13%	-1.97%
2013	0.20%	21,081	7.352970	155,008	1.13%	-2.16%
2013	0.25%	87,169	7.329950	638,944	1.13%	-2.21%
2012	0.00%	86,867	7.594935	659,749	0.49%	11.97%
2012	0.20%	19,785	7.515397	148,692	0.49%	11.74%
2012	0.25%	102,575	7.495622	768,863	0.49%	11.69%
2011	0.00%	107,824	6.783221	731,394	0.27%	-23.40%
2011	0.20%	466	6.725660	3,134	0.27%	-23.55%
2011	0.25%	129,785	6.711325	871,029	0.27%	-23.59%
Pioneer High Yield VCT Portfolio - Class I Shares (PIHYB1)
2015	0.00%	17,694	26.222408	463,979	4.78%	-3.94%
2015	0.20%	65,945	25.532049	1,683,711	4.78%	-4.13%
2015	0.25%	70,716	25.362127	1,793,508	4.78%	-4.18%
2014	0.00%	18,863	27.296605	514,896	4.72%	0.08%
2014	0.10%	41,898	26.962029	1,129,655	4.72%	-0.02%
2014	0.20%	59,086	26.631228	1,573,533	4.72%	-0.12%
2014	0.25%	85,105	26.467236	2,252,494	4.72%	-0.17%
2013	0.00%	26,218	27.273471	715,056	5.22%	12.05%
2013	0.10%	39,233	26.966149	1,057,963	5.22%	11.94%
2013	0.20%	65,562	26.661993	1,748,014	5.22%	11.83%
2013	0.25%	107,242	26.511090	2,843,102	5.22%	11.77%
2012	0.00%	16,595	24.339598	403,916	5.53%	16.05%
2012	0.10%	43,266	24.089443	1,042,254	5.53%	15.93%
2012	0.20%	103,936	23.841601	2,478,001	5.53%	15.81%
2012	0.25%	156,382	23.718546	3,709,154	5.53%	15.76%
2011	0.00%	12,611	20.973952	264,503	5.26%	-1.67%
2011	0.10%	73,631	20.779227	1,529,995	5.26%	-1.76%
2011	0.20%	166,152	20.586095	3,420,421	5.26%	-1.86%
2011	0.25%	228,056	20.490135	4,672,898	5.26%	-1.91%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VT Growth & Income Fund: Class IB (PVGIB)
2015	0.00%	41,318	$22.730794	$939,191	1.81%	-7.53%
2014	0.00%	44,044	24.581005	1,082,646	1.18%	10.73%
2013	0.00%	44,765	22.198468	993,714	1.71%	35.68%
2012	0.00%	46,906	16.361335	767,445	1.65%	19.14%
2011	0.00%	50,439	13.733218	692,690	1.21%	-4.64%
VT International Equity Fund: Class IB (PVTIGB)
2015	0.00%	45,227	21.491137	971,980	1.16%	0.14%
2014	0.00%	51,810	21.460987	1,111,894	0.87%	-6.78%
2013	0.00%	49,608	23.021172	1,142,034	1.43%	28.07%
2012	0.00%	53,095	17.975464	954,407	2.17%	21.92%
2011	0.00%	59,303	14.744148	874,372	3.34%	-16.93%
VT Small Cap Value Fund: Class IB (PVTSCB)
2015	0.00%	4,782	13.867247	66,313	0.82%	-4.24%
2015	0.20%	7,010	13.639945	95,616	0.82%	-4.43%
2015	0.25%	49,353	13.583693	670,396	0.82%	-4.48%
2014	0.00%	2,851	14.481041	41,285	0.32%	3.43%
2014	0.20%	6,191	14.272216	88,359	0.32%	3.23%
2014	0.25%	42,688	14.220451	607,043	0.32%	3.18%
2013	0.20%	188	13.825972	2,599	0.78%	39.33%
2013	0.25%	532	13.782720	7,332	0.78%	39.26%
2012	0.20%	170	9.923349	1,687	0.38%	17.25%
2012	0.25%	129	9.897245	1,277	0.38%	17.19%
2011	0.00%	2	8.535717	17	0.48%	-4.73%
2011	0.20%	112	8.463270	948	0.48%	-4.92%
2011	0.25%	1,139	8.445238	9,619	0.48%	-4.96%
VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	53,180	25.358465	1,348,563	1.14%	-6.11%
2014	0.00%	59,171	27.009337	1,598,169	0.74%	9.72%
2013	0.00%	80,179	24.616350	1,973,714	0.75%	43.72%
2012	0.00%	66,439	17.127486	1,137,933	0.33%	14.23%
2011	0.00%	103,328	14.994106	1,549,311	0.00%	-17.85%
VI Growth and Income Fund - Series I Shares (ACGI)
2015	0.00%	850	16.634610	14,139	2.87%	-3.06%
2015	0.20%	55,211	16.447283	908,071	2.87%	-3.26%
2015	0.25%	232,186	16.400762	3,808,027	2.87%	-3.30%
2014	0.00%	727	17.160094	12,475	1.85%	10.28%
2014	0.20%	58,679	17.000821	997,591	1.85%	10.06%
2014	0.25%	252,618	16.961219	4,284,709	1.85%	10.00%
2013	0.00%	3,812	15.560488	59,317	1.50%	34.08%
2013	0.20%	49,108	15.446928	758,568	1.50%	33.81%
2013	0.25%	233,125	15.418659	3,594,475	1.50%	33.75%
2012	0.00%	3,942	11.605231	45,748	1.77%	14.63%
2012	0.20%	53,399	11.543577	616,415	1.77%	14.40%
2012	0.25%	248,897	11.528209	2,869,337	1.77%	14.35%
2011	0.00%	3,029	10.123727	30,665	1.62%	-2.01%
2011	0.20%	6,745	10.090153	68,058	1.62%	-2.20%
2011	0.25%	167,059	10.081770	1,684,250	1.62%	-2.25%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI American Franchise Fund - Series I Shares (ACEG)
2015	0.00%	85,010	$15.558361	$1,322,616	0.00%	5.01%
2014	0.00%	74,837	14.816518	1,108,824	0.04%	8.44%
2013	0.00%	86,923	13.663384	1,187,662	0.43%	40.14%
2012	0.00%	82,490	9.750071	804,283	0.00%	-2.50%	4/27/2012
VI Value Opportunities Fund - Series I Shares (AVBVI)
2015	0.25%	496	19.207244	9,527	2.85%	-10.63%
2014	0.10%	19,122	21.892482	418,628	1.44%	6.51%
2014	0.25%	5,847	21.491385	125,660	1.44%	6.35%
2013	0.10%	20,420	20.553942	419,711	1.18%	33.62%
2013	0.25%	5,454	20.207669	110,213	1.18%	33.42%
2012	0.10%	26,222	15.382303	403,355	1.42%	17.59%
2012	0.20%	7,061	15.224250	107,498	1.42%	17.47%
2012	0.25%	11,903	15.145833	180,281	1.42%	17.41%
2011	0.10%	31,813	13.081814	416,172	0.88%	-3.15%
2011	0.20%	10,120	12.960374	131,159	0.88%	-3.24%
2011	0.25%	12,226	12.900080	157,716	0.88%	-3.29%
VI High Yield Fund - Series I Shares (AVHY1)
2015	0.00%	13,525	13.248653	179,188	5.24%	-3.17%
2015	0.20%	795,162	13.099508	10,416,231	5.24%	-3.36%
2015	0.25%	245,416	13.062456	3,205,736	5.24%	-3.41%
2014	0.00%	25,380	13.681814	347,244	4.12%	1.73%
2014	0.20%	804,677	13.554885	10,907,304	4.12%	1.52%
2014	0.25%	313,696	13.523295	4,242,204	4.12%	1.47%
2013	0.00%	27,374	13.449619	368,170	4.58%	7.01%
2013	0.20%	491,572	13.351532	6,563,239	4.58%	6.79%
2013	0.25%	262,672	13.327070	3,500,648	4.58%	6.74%
2012	0.00%	44,319	12.568827	557,038	5.34%	17.17%
2012	0.20%	480,979	12.502127	6,013,261	5.34%	16.94%
2012	0.25%	265,785	12.485469	3,318,450	5.34%	16.88%
2011	0.00%	43,041	10.726705	461,688	4.07%	0.96%
2011	0.20%	391,627	10.691182	4,186,956	4.07%	0.76%
2011	0.25%	215,058	10.682283	2,297,310	4.07%	0.71%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VI International Growth Fund - Series I Shares (AVIE)
2015	0.00%	61,193	$23.681390	$1,449,135	1.31%	-2.34%
2015	0.10%	183,404	23.406805	4,292,902	1.31%	-2.44%
2015	0.20%	626,961	23.135485	14,505,047	1.31%	-2.54%
2015	0.25%	1,166,673	23.000962	26,834,601	1.31%	-2.59%
2014	0.00%	66,676	24.249478	1,616,858	1.60%	0.33%
2014	0.10%	82,501	23.992303	1,979,389	1.60%	0.23%
2014	0.20%	955,052	23.737932	22,670,959	1.60%	0.13%
2014	0.25%	1,371,702	23.611714	32,388,235	1.60%	0.08%
2013	0.00%	54,300	24.169304	1,312,393	1.27%	19.01%
2013	0.10%	70,645	23.936914	1,691,023	1.27%	18.89%
2013	0.20%	885,594	23.706829	20,994,626	1.27%	18.78%
2013	0.25%	1,326,445	23.592587	31,294,269	1.27%	18.72%
2012	0.00%	48,490	20.308142	984,742	1.49%	15.53%
2012	0.10%	81,123	20.132993	1,633,249	1.49%	15.42%
2012	0.20%	840,837	19.959406	16,782,607	1.49%	15.30%
2012	0.25%	1,152,480	19.873147	22,903,404	1.49%	15.24%
2011	0.00%	43,155	17.577932	758,576	1.56%	-6.74%
2011	0.10%	96,833	17.443806	1,689,136	1.56%	-6.83%
2011	0.20%	717,058	17.310748	12,412,810	1.56%	-6.93%
2011	0.25%	1,182,001	17.244564	20,383,092	1.56%	-6.97%
VI Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2015	0.00%	6,297	19.364339	121,937	0.34%	-4.03%
2015	0.20%	1,144	18.957764	21,688	0.34%	-4.22%
2015	0.25%	13,713	18.894701	259,103	0.34%	-4.27%
2014	0.00%	6,784	20.177063	136,881	0.04%	4.43%
2014	0.20%	952	19.792988	18,843	0.04%	4.23%
2014	0.25%	14,528	19.737015	286,739	0.04%	4.17%
2013	0.00%	5,832	19.320302	112,676	0.71%	28.81%
2013	0.20%	852	18.990489	16,180	0.71%	28.56%
2013	0.25%	64,646	18.946248	1,224,799	0.71%	28.49%
2012	0.00%	1,022	14.998642	15,329	0.10%	10.96%
2012	0.20%	1,119	14.772087	16,530	0.10%	10.73%
2012	0.25%	64,406	14.745046	949,669	0.10%	10.68%
2011	0.00%	701	13.517743	9,476	0.39%	-6.38%
2011	0.20%	493	13.340285	6,577	0.39%	-6.56%
2011	0.25%	17,689	13.322532	235,662	0.39%	-6.61%
VI Small Cap Equity Fund - Series I Shares (AVSCE)
2015	0.20%	53	10.029329	532	0.00%	-5.71%
2015	0.25%	19,944	10.020962	199,858	0.00%	-5.75%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Micro-Cap Portfolio - Investment Class (ROCMC)
2015	0.00%	29,450	$27.170163	$800,161	0.00%	-12.46%
2015	0.20%	58,331	26.455522	1,543,177	0.00%	-12.63%
2015	0.25%	174,054	26.279830	4,574,110	0.00%	-12.68%
2014	0.00%	35,744	31.036487	1,109,368	0.00%	-3.58%
2014	0.10%	47,661	30.656252	1,461,108	0.00%	-3.67%
2014	0.20%	62,640	30.280703	1,896,783	0.00%	-3.77%
2014	0.25%	226,349	30.094665	6,811,897	0.00%	-3.82%
2013	0.00%	38,195	32.188216	1,229,429	0.41%	20.99%
2013	0.10%	64,300	31.825701	2,046,393	0.41%	20.87%
2013	0.20%	118,915	31.467281	3,741,932	0.41%	20.74%
2013	0.25%	582,002	31.289594	18,210,606	0.41%	20.68%
2012	0.00%	67,566	26.604902	1,797,587	0.00%	7.60%
2012	0.10%	93,666	26.331578	2,466,374	0.00%	7.50%
2012	0.20%	378,057	26.061067	9,852,569	0.00%	7.39%
2012	0.25%	990,487	25.926857	25,680,215	0.00%	7.34%
2011	0.00%	47,676	24.724626	1,178,771	2.44%	-12.10%
2011	0.10%	129,742	24.495169	3,178,052	2.44%	-12.19%
2011	0.20%	504,985	24.267837	12,254,894	2.44%	-12.28%
2011	0.25%	1,255,233	24.154962	30,320,105	2.44%	-12.32%
Small-Cap Portfolio - Investment Class (ROCSC)
2012	0.20%	161,683	12.886131	2,083,468	0.10%	12.27%
2012	0.25%	22,966	12.853991	295,205	0.10%	12.22%
2011	0.20%	179,386	11.477349	2,058,876	0.51%	-3.48%
2011	0.25%	26,186	11.454460	299,946	0.51%	-3.52%
Variable Fund - Multi-Hedge Strategies (RVARS)
2015	0.00%	32,120	10.654733	342,230	0.72%	1.85%
2014	0.00%	75,501	10.461335	789,841	0.00%	4.66%
2013	0.00%	16,822	9.995608	168,146	0.00%	-0.04%	5/1/2013
Equity Income Portfolio - II (TREI2)
2015	0.00%	68,286	25.143121	1,716,923	1.54%	-7.11%
2015	0.20%	795,403	24.481885	19,472,965	1.54%	-7.29%
2015	0.25%	1,243,538	24.319360	30,242,048	1.54%	-7.34%
2014	0.00%	90,419	27.066173	2,447,296	1.51%	7.10%
2014	0.10%	87,057	26.734651	2,327,439	1.51%	7.00%
2014	0.20%	805,198	26.407148	21,262,983	1.51%	6.89%
2014	0.25%	1,825,196	26.244959	47,902,194	1.51%	6.84%
2013	0.00%	91,799	25.271092	2,319,861	1.33%	29.41%
2013	0.10%	88,850	24.986539	2,220,054	1.33%	29.28%
2013	0.20%	769,502	24.705147	19,010,660	1.33%	29.15%
2013	0.25%	1,948,099	24.565685	47,856,386	1.33%	29.08%
2012	0.00%	86,712	19.528615	1,693,365	1.93%	16.92%
2012	0.10%	120,639	19.328030	2,331,714	1.93%	16.81%
2012	0.20%	731,656	19.129466	13,996,189	1.93%	16.69%
2012	0.25%	1,843,354	19.030987	35,080,846	1.93%	16.63%
2011	0.00%	77,285	16.702169	1,290,827	1.49%	-1.02%
2011	0.10%	170,630	16.547192	2,823,447	1.49%	-1.12%
2011	0.20%	1,220,543	16.393623	20,009,122	1.49%	-1.22%
2011	0.25%	2,081,555	16.317395	33,965,555	1.49%	-1.27%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Health Sciences Portfolio - II (TRHS2)
2015	0.00%	497,159	$34.658956	$17,231,012	0.00%	12.47%
2015	0.20%	441,603	34.109409	15,062,817	0.00%	12.25%
2015	0.25%	60,934	33.973395	2,070,135	0.00%	12.19%
2014	0.00%	459,906	30.816119	14,172,518	0.00%	31.22%
2014	0.20%	489,466	30.388207	14,873,994	0.00%	30.96%
2014	0.25%	69,008	30.282174	2,089,712	0.00%	30.90%
2013	0.00%	400,032	23.483805	9,394,273	0.00%	50.51%
2013	0.20%	436,725	23.204014	10,133,773	0.00%	50.21%
2013	0.25%	61,756	23.134613	1,428,701	0.00%	50.14%
2012	0.00%	284,958	15.602728	4,446,122	0.00%	31.00%
2012	0.20%	350,332	15.447653	5,411,807	0.00%	30.74%
2012	0.25%	49,763	15.409140	766,805	0.00%	30.67%
2011	0.00%	187,535	11.910614	2,233,657	0.00%	10.39%
2011	0.20%	267,658	11.815879	3,162,615	0.00%	10.17%
2011	0.25%	39,071	11.792318	460,738	0.00%	10.11%
Limited-Term Bond Portfolio (TRLT1)
2015	0.00%	32,416	10.485003	339,882	1.15%	0.30%
2015	0.20%	149,673	10.378811	1,553,428	1.15%	0.10%
2015	0.25%	2,136,850	10.352368	22,121,458	1.15%	0.05%
2014	0.00%	42,914	10.453199	448,589	1.25%	0.64%
2014	0.20%	102,490	10.368069	1,062,623	1.25%	0.44%
2014	0.25%	1,509,078	10.346826	15,614,167	1.25%	0.39%
2013	0.00%	30,577	10.387051	317,605	1.44%	0.13%
2013	0.20%	32,627	10.323098	336,812	1.44%	-0.07%
2013	0.25%	1,352,892	10.307121	13,944,422	1.44%	-0.12%
2012	0.00%	2,310	10.373567	23,963	2.05%	2.47%
2012	0.20%	25,459	10.330359	263,001	2.05%	2.27%
2012	0.25%	203,070	10.319545	2,095,590	2.05%	2.22%
2011	0.00%	1,539	10.123073	15,579	2.33%	1.60%
2011	0.20%	12,453	10.101163	125,790	2.33%	1.40%
2011	0.25%	25,033	10.095672	252,725	2.33%	1.35%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Mid-Cap Growth Portfolio - II (TRMCG2)
2015	0.20%	18,288	$47.433862	$867,470	0.00%	6.06%
2015	0.25%	423,845	47.118947	19,971,130	0.00%	6.01%
2014	0.10%	100,601	45.278398	4,555,052	0.00%	12.71%
2014	0.20%	152,909	44.723754	6,838,665	0.00%	12.60%
2014	0.25%	517,115	44.449051	22,985,271	0.00%	12.54%
2013	0.10%	60,960	40.172418	2,448,911	0.00%	36.26%
2013	0.20%	160,278	39.720006	6,366,243	0.00%	36.12%
2013	0.25%	546,346	39.495765	21,578,353	0.00%	36.06%
2012	0.10%	89,523	29.482112	2,639,327	0.00%	13.50%
2012	0.20%	171,631	29.179226	5,008,060	0.00%	13.39%
2012	0.25%	553,994	29.028993	16,081,888	0.00%	13.33%
2011	0.10%	117,041	25.974820	3,040,119	0.00%	-1.62%
2011	0.20%	205,268	25.733750	5,282,315	0.00%	-1.72%
2011	0.25%	689,988	25.614079	17,673,407	0.00%	-1.77%
New America Growth Portfolio (TRNAG1)
2015	0.00%	163,959	28.024093	4,594,802	0.00%	8.60%
2015	0.20%	456,200	27.378063	12,489,872	0.00%	8.38%
2015	0.25%	908,828	27.218881	24,737,281	0.00%	8.33%
2014	0.00%	233,907	25.804892	6,035,945	0.00%	9.33%
2014	0.10%	94,932	25.531238	2,423,731	0.00%	9.22%
2014	0.20%	414,559	25.260493	10,471,965	0.00%	9.12%
2014	0.25%	962,458	25.126185	24,182,898	0.00%	9.06%
2013	0.00%	270,582	23.601929	6,386,257	0.00%	38.01%
2013	0.10%	82,829	23.375000	1,936,128	0.00%	37.87%
2013	0.20%	377,638	23.150264	8,742,419	0.00%	37.73%
2013	0.25%	1,120,051	23.038679	25,804,495	0.00%	37.66%
2012	0.00%	180,354	17.101805	3,084,379	0.56%	13.12%
2012	0.10%	111,088	16.954305	1,883,420	0.56%	13.01%
2012	0.20%	373,039	16.808089	6,270,073	0.56%	12.89%
2012	0.25%	1,386,355	16.735434	23,201,253	0.56%	12.84%
2011	0.00%	105,394	15.118123	1,593,359	0.22%	-1.07%
2011	0.10%	110,249	15.002759	1,654,039	0.22%	-1.17%
2011	0.20%	247,318	14.888293	3,682,143	0.22%	-1.27%
2011	0.25%	1,020,263	14.831357	15,131,885	0.22%	-1.32%
Personal Strategy Balanced Portfolio (TRPSB1)
2015	0.00%	2,097	16.335242	34,255	1.73%	-0.05%
2015	0.20%	21,243	16.040261	340,743	1.73%	-0.25%
2015	0.25%	208,521	15.967340	3,329,526	1.73%	-0.30%
2014	0.00%	37,513	16.343094	613,078	1.68%	5.20%
2014	0.20%	28,527	16.080089	458,717	1.68%	4.99%
2014	0.25%	189,914	16.015007	3,041,474	1.68%	4.94%
2013	0.00%	36,734	15.535370	570,676	1.53%	17.93%
2013	0.20%	39,811	15.315966	609,744	1.53%	17.69%
2013	0.25%	174,269	15.261599	2,659,624	1.53%	17.63%
2012	0.00%	31,059	13.173531	409,157	1.90%	15.14%
2012	0.20%	28,866	13.013475	375,647	1.90%	14.91%
2012	0.25%	246,963	12.973754	3,204,037	1.90%	14.86%
2011	0.00%	26,377	11.440995	301,779	2.23%	-0.32%
2011	0.20%	4,926	11.324676	55,785	2.23%	-0.52%
2011	0.25%	230,100	11.295758	2,599,154	2.23%	-0.57%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Blue Chip Growth Portfolio (TRBCGP)
2015	0.00%	490,998	$17.370164	$8,528,716	0.00%	11.05%
2015	0.20%	335,540	17.260650	5,791,639	0.00%	10.83%
2015	0.25%	1,599,007	17.233387	27,556,306	0.00%	10.77%
2014	0.00%	386,335	15.641455	6,042,842	0.00%	9.17%
2014	0.20%	222,445	15.573952	3,464,348	0.00%	8.95%
2014	0.25%	1,167,901	15.557128	18,169,185	0.00%	8.89%
2013	0.00%	3,054	14.327937	43,758	0.08%	41.15%
2013	0.20%	58,866	14.294661	841,470	0.08%	40.87%
2013	0.25%	516,728	14.286363	7,382,164	0.08%	40.80%
2012	0.20%	7,713	10.147317	78,266	0.14%	1.47%	11/1/2012
2012	0.25%	174	10.146488	1,765	0.14%	1.46%	11/1/2012
VIP Trust Emerging Markets Fund - Initial Class (VWEM)
2015	0.00%	167,094	31.678009	5,293,205	0.58%	-13.99%
2015	0.20%	48,410	39.086476	1,892,176	0.58%	-14.16%
2015	0.25%	23,347	38.792637	905,692	0.58%	-14.21%
2014	0.00%	183,449	36.831198	6,756,646	0.51%	-0.41%
2014	0.10%	73,835	49.606579	3,662,702	0.51%	-0.51%
2014	0.20%	49,271	45.535927	2,243,601	0.51%	-0.61%
2014	0.25%	29,770	45.216234	1,346,087	0.51%	-0.66%
2013	0.00%	198,610	36.984403	7,345,472	1.64%	12.02%
2013	0.10%	69,802	49.862781	3,480,522	1.64%	11.91%
2013	0.20%	50,086	45.816921	2,294,786	1.64%	11.80%
2013	0.25%	35,687	45.518029	1,624,402	1.64%	11.74%
2012	0.00%	233,193	33.015883	7,699,073	0.00%	29.81%
2012	0.10%	100,026	44.556901	4,456,849	0.00%	29.68%
2012	0.20%	51,472	40.982513	2,109,452	0.00%	29.55%
2012	0.25%	36,430	40.735521	1,483,995	0.00%	29.48%
2011	0.00%	259,894	25.434462	6,610,264	1.02%	-25.74%
2011	0.10%	132,103	34.359714	4,539,021	1.02%	-25.81%
2011	0.20%	61,605	31.635035	1,948,876	1.02%	-25.89%
2011	0.25%	47,069	31.460137	1,480,797	1.02%	-25.92%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VIP Trust Global Hard Assets Fund - Initial Class (VWHA)
2015	0.00%	247,299	$22.538855	$5,573,836	0.03%	-33.45%
2015	0.10%	42,287	31.136811	1,316,682	0.03%	-33.51%
2015	0.20%	352,123	26.313569	9,265,613	0.03%	-33.58%
2015	0.25%	250,127	26.115762	6,532,257	0.03%	-33.61%
2014	0.00%	228,126	33.865332	7,725,563	0.10%	-19.10%
2014	0.10%	46,249	46.830973	2,165,886	0.10%	-19.18%
2014	0.20%	295,856	39.616337	11,720,731	0.10%	-19.26%
2014	0.25%	239,662	39.338254	9,427,885	0.10%	-19.30%
2013	0.00%	248,878	41.861897	10,418,505	0.72%	10.53%
2013	0.10%	175,802	57.947139	10,187,223	0.72%	10.42%
2013	0.20%	262,074	49.069131	12,859,743	0.72%	10.31%
2013	0.25%	191,138	48.749119	9,317,809	0.72%	10.26%
2012	0.00%	252,881	37.872414	9,577,214	0.60%	3.39%
2012	0.10%	250,656	52.477156	13,153,714	0.60%	3.28%
2012	0.20%	277,367	44.481659	12,337,744	0.60%	3.18%
2012	0.25%	175,480	44.213670	7,758,615	0.60%	3.13%
2011	0.00%	273,569	36.631842	10,021,336	1.14%	-16.45%
2011	0.10%	374,493	50.809106	19,027,655	1.14%	-16.53%
2011	0.20%	260,697	43.110971	11,238,901	1.14%	-16.62%
2011	0.25%	188,442	42.872735	8,079,024	1.14%	-16.66%
Variable Insurance Fund - Balanced Portfolio (VVB)
2015	0.20%	430,440	16.064907	6,914,979	2.42%	-0.11%
2015	0.25%	59,393	16.000800	950,336	2.42%	-0.16%
2014	0.20%	388,098	16.082364	6,241,533	2.09%	9.62%
2014	0.25%	54,717	16.026202	876,906	2.09%	9.57%
2013	0.20%	366,739	14.670654	5,380,301	2.15%	19.64%
2013	0.25%	51,859	14.626745	758,528	2.15%	19.59%
2012	0.20%	325,615	12.261822	3,992,633	2.42%	12.34%
2012	0.25%	46,252	12.231242	565,719	2.42%	12.28%
2011	0.20%	278,075	10.915265	3,035,262	2.26%	3.49%
2011	0.25%	40,591	10.893500	442,178	2.26%	3.44%
Insurance Fund - Capital Growth Portfolio (VVCG)
2015	0.20%	893,784	9.927016	8,872,608	0.00%	-0.73%	5/1/2015
2015	0.25%	122,876	9.923690	1,219,383	0.00%	-0.76%	5/1/2015
Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2015	0.20%	828,627	14.854511	12,308,849	2.55%	-2.65%
2015	0.25%	114,336	14.795230	1,691,627	2.55%	-2.70%
2014	0.20%	942,404	15.258791	14,379,946	2.20%	9.61%
2014	0.25%	132,866	15.205509	2,020,295	2.20%	9.56%
2013	0.20%	1,045,033	13.920807	14,547,703	2.14%	29.14%
2013	0.25%	147,775	13.879141	2,050,990	2.14%	29.07%
2012	0.20%	1,103,096	10.779851	11,891,211	0.80%	16.27%
2012	0.25%	156,691	10.752951	1,684,891	0.80%	16.21%
2011	0.20%	208,325	9.271686	1,931,524	1.77%	3.71%
2011	0.25%	30,410	9.253188	281,389	1.77%	3.66%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - International Portfolio (VVI)
2015	0.20%	762,470	$10.758675	$8,203,167	0.88%	-0.97%
2015	0.25%	105,208	10.715763	1,127,384	0.88%	-1.02%
2014	0.20%	346,821	10.863639	3,767,738	1.47%	-6.24%
2014	0.25%	48,897	10.825716	529,345	1.47%	-6.29%
2013	0.20%	410,243	11.586961	4,753,470	1.38%	23.01%
2013	0.25%	58,011	11.552291	670,160	1.38%	22.95%
2012	0.20%	412,707	9.419580	3,887,527	2.10%	19.90%
2012	0.25%	58,623	9.396076	550,826	2.10%	19.84%
2011	0.20%	440,376	7.856392	3,459,766	1.43%	-13.71%
2011	0.25%	64,283	7.840712	504,024	1.43%	-13.75%
Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2015	0.20%	1,354,014	17.526964	23,731,755	0.79%	-1.63%
2015	0.25%	186,831	17.457049	3,261,518	0.79%	-1.68%
2014	0.20%	809,589	17.817703	14,425,016	0.93%	13.37%
2014	0.25%	114,141	17.755513	2,026,632	0.93%	13.31%
2013	0.20%	889,050	15.716890	13,973,101	0.97%	34.66%
2013	0.25%	125,717	15.669871	1,969,969	0.97%	34.59%
2012	0.20%	702,845	11.671636	8,203,351	1.08%	15.58%
2012	0.25%	99,836	11.642534	1,162,344	1.08%	15.53%
2011	0.20%	638,998	10.097955	6,452,573	1.09%	-2.23%
2011	0.25%	93,276	10.077827	940,019	1.09%	-2.28%
Variable Insurance Fund - REIT Index Portfolio (VVREI)
2015	0.20%	419,673	17.796476	7,468,700	1.86%	2.02%
2015	0.25%	57,823	17.751371	1,026,438	1.86%	1.97%
2014	0.20%	486,210	17.444189	8,481,539	2.98%	29.85%
2014	0.25%	68,449	17.408681	1,191,607	2.98%	29.78%
2013	0.20%	454,927	13.434239	6,111,598	1.23%	2.13%
2013	0.25%	64,236	13.413578	861,635	1.23%	2.08%
2012	0.20%	123,184	13.154393	1,620,411	2.07%	17.22%
2012	0.25%	17,472	13.140722	229,595	2.07%	17.17%
2011	0.20%	121,056	11.221552	1,358,436	2.09%	8.22%
2011	0.25%	17,645	11.215498	197,897	2.09%	8.17%
Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2015	0.20%	386,120	12.553205	4,847,044	1.68%	0.92%
2015	0.25%	53,278	12.503127	666,142	1.68%	0.87%
2014	0.20%	356,524	12.438437	4,434,601	1.51%	1.55%
2014	0.25%	50,265	12.395005	623,035	1.51%	1.50%
2013	0.20%	336,921	12.248086	4,126,637	2.05%	0.87%
2013	0.25%	47,643	12.211432	581,789	2.05%	0.82%
2012	0.20%	430,019	12.142003	5,221,292	2.42%	4.21%
2012	0.25%	61,083	12.111704	739,819	2.42%	4.16%
2011	0.20%	340,653	11.651689	3,969,183	3.06%	1.81%
2011	0.25%	49,726	11.628465	578,237	3.06%	1.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2015	0.20%	211,708	$16.698441	$3,535,194	0.37%	-2.95%
2015	0.25%	29,148	16.668550	485,855	0.37%	-2.99%
2014	0.20%	211,544	17.205378	3,639,694	0.29%	3.17%
2014	0.25%	29,759	17.183180	511,354	0.29%	3.12%
2013	0.20%	234,928	16.676124	3,917,688	0.00%	46.25%
2013	0.25%	33,147	16.662933	552,326	0.00%	46.18%
Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2015	0.20%	1,575,329	11.460324	18,053,781	1.88%	0.13%
2015	0.25%	217,052	11.431243	2,481,174	1.88%	0.08%
2014	0.20%	1,223,324	11.445074	14,001,034	2.04%	5.68%
2014	0.25%	172,221	11.421739	1,967,063	2.04%	5.63%
2013	0.20%	660,792	10.829917	7,156,323	2.50%	-2.48%
2013	0.25%	93,304	10.813242	1,008,919	2.50%	-2.53%
2012	0.20%	576,440	11.105835	6,401,848	2.82%	3.82%
2012	0.25%	81,762	11.094288	907,091	2.82%	3.76%
2011	0.20%	505,956	10.697615	5,412,522	4.18%	7.44%
2011	0.25%	73,748	10.691844	788,502	4.18%	7.38%
Variable Insurance Portfolios - Asset Strategy (WRASP)
2015	0.00%	696,691	13.723425	9,560,987	0.33%	-8.35%
2015	0.20%	254,105	13.498568	3,430,054	0.33%	-8.53%
2015	0.25%	101,780	13.442902	1,368,219	0.33%	-8.57%
2014	0.00%	805,694	14.973058	12,063,703	0.49%	-5.26%
2014	0.20%	57,687	14.757217	851,300	0.49%	-5.45%
2014	0.25%	133,381	14.703724	1,961,197	0.49%	-5.50%
2013	0.00%	862,473	15.805085	13,631,459	1.28%	25.13%
2013	0.20%	36,928	15.608472	576,390	1.28%	24.88%
2013	0.25%	118,140	15.559672	1,838,220	1.28%	24.82%
2012	0.00%	877,374	12.630803	11,081,938	1.12%	19.18%
2012	0.20%	115,705	12.498640	1,446,155	1.12%	18.94%
2012	0.25%	153,873	12.465791	1,918,149	1.12%	18.88%
2011	0.00%	748,836	10.598470	7,936,516	1.05%	-7.21%
2011	0.20%	120,081	10.508616	1,261,885	1.05%	-7.39%
2011	0.25%	183,861	10.486248	1,928,012	1.05%	-7.44%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Growth (WRGP)
2015	0.00%	31,616	$26.615552	$841,477	0.07%	7.17%
2015	0.10%	601,933	26.333181	15,850,811	0.07%	7.06%
2015	0.20%	18,366	26.053827	478,505	0.07%	6.95%
2015	0.25%	74,909	25.915284	1,941,288	0.07%	6.90%
2014	0.00%	41,497	24.835180	1,030,585	0.46%	11.81%
2014	0.10%	27,020	24.596290	664,592	0.46%	11.70%
2014	0.20%	6,840	24.359713	166,620	0.46%	11.59%
2014	0.25%	64,211	24.242285	1,556,621	0.46%	11.53%
2013	0.00%	21,182	22.211723	470,489	0.38%	36.46%
2013	0.10%	31,926	22.020070	703,013	0.38%	36.32%
2013	0.20%	14,932	21.830088	325,967	0.38%	36.19%
2013	0.25%	89,523	21.735728	1,945,848	0.38%	36.12%
2012	0.00%	13,153	16.277308	214,095	0.06%	12.74%
2012	0.10%	42,493	16.152997	686,389	0.06%	12.63%
2012	0.20%	13,236	16.029638	212,168	0.06%	12.52%
2012	0.25%	60,799	15.968332	970,859	0.06%	12.46%
2011	0.00%	14,516	14.437370	209,573	0.43%	2.12%
2011	0.10%	70,006	14.341473	1,003,989	0.43%	2.02%
2011	0.20%	13,379	14.246224	190,600	0.43%	1.92%
2011	0.25%	53,067	14.198847	753,490	0.43%	1.87%
Variable Insurance Portfolios - High Income (WRHIP)
2015	0.00%	165,761	11.485833	1,903,903	6.24%	-6.50%
2015	0.10%	1,789,017	11.443795	20,473,144	6.24%	-6.60%
2015	0.20%	225,948	11.401930	2,576,243	6.24%	-6.69%
2015	0.25%	988,113	11.381052	11,245,765	6.24%	-6.74%
2014	0.00%	291,172	12.284930	3,577,028	5.21%	1.90%
2014	0.10%	1,805,061	12.252220	22,116,004	5.21%	1.80%
2014	0.20%	275,142	12.219612	3,362,128	5.21%	1.70%
2014	0.25%	1,210,071	12.203324	14,766,888	5.21%	1.65%
2013	0.00%	208,250	12.055335	2,510,524	4.84%	10.50%
2013	0.20%	1,020,247	12.015237	12,258,510	4.84%	10.28%
2013	0.25%	653,899	12.005230	7,850,208	4.84%	10.22%
2012	0.00%	101,745	10.909915	1,110,029	0.10%	9.10%	5/1/2012
2012	0.20%	903,765	10.895380	9,846,863	0.10%	8.95%	5/1/2012
2012	0.25%	186,961	10.891747	2,036,332	0.10%	8.92%	5/1/2012
Variable Insurance Portfolios - Mid Cap Growth (WRMCG)
2015	0.00%	53,104	13.412512	712,258	0.00%	-5.78%
2015	0.20%	74,709	13.314540	994,716	0.00%	-5.97%
2015	0.25%	369,393	13.290171	4,909,296	0.00%	-6.01%
2014	0.00%	47,467	14.235241	675,704	0.00%	7.87%
2014	0.20%	25,489	14.159561	360,913	0.00%	7.65%
2014	0.25%	270,542	14.140712	3,825,657	0.00%	7.60%
2013	0.00%	46,256	13.196715	610,427	0.00%	29.94%
2013	0.20%	14,260	13.152836	187,559	0.00%	29.68%
2013	0.25%	82,059	13.141897	1,078,411	0.00%	29.61%
2012	0.00%	20,326	10.156251	206,436	0.00%	1.56%	5/1/2012
2012	0.20%	396	10.142723	4,017	0.00%	1.43%	5/1/2012
2012	0.25%	33,681	10.139350	341,503	0.00%	1.39%	5/1/2012

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Variable Insurance Portfolios - Real Estate Securities (WRRESP)
2015	0.00%	170,447	$21.768855	$3,710,436	1.17%	4.78%
2015	0.20%	24,661	21.309370	525,510	1.17%	4.57%
2015	0.25%	128,367	21.195988	2,720,865	1.17%	4.52%
2014	0.00%	250,067	20.775146	5,195,178	0.90%	30.17%
2014	0.10%	51,354	20.575277	1,056,623	0.90%	30.04%
2014	0.20%	19,205	20.377337	391,347	0.90%	29.91%
2014	0.25%	66,974	20.279051	1,358,169	0.90%	29.84%
2013	0.00%	162,898	15.960563	2,599,944	1.00%	1.13%
2013	0.10%	30,515	15.822817	482,833	1.00%	1.03%
2013	0.20%	23,209	15.686256	364,062	1.00%	0.93%
2013	0.25%	46,882	15.618390	732,221	1.00%	0.88%
2012	0.00%	63,739	15.782147	1,005,938	0.74%	17.72%
2012	0.10%	48,019	15.661595	752,054	0.74%	17.60%
2012	0.20%	18,541	15.541962	288,164	0.74%	17.48%
2012	0.25%	36,559	15.482465	566,023	0.74%	17.42%
2011	0.00%	57,695	13.406856	773,509	0.77%	5.01%
2011	0.10%	63,865	13.317784	850,540	0.77%	4.90%
2011	0.20%	7,016	13.229310	92,817	0.77%	4.80%
2011	0.25%	77,067	13.185267	1,016,149	0.77%	4.75%
Variable Insurance Portfolios - Science and Technology (WRSTP)
2015	0.00%	263,029	20.580822	5,413,353	0.00%	-2.88%
2015	0.20%	285,588	20.243549	5,781,315	0.00%	-3.07%
2015	0.25%	191,937	20.160144	3,869,478	0.00%	-3.12%
2014	0.00%	293,061	21.190944	6,210,239	0.00%	2.91%
2014	0.20%	304,854	20.885416	6,367,003	0.00%	2.71%
2014	0.25%	213,742	20.809776	4,447,923	0.00%	2.65%
2013	0.00%	254,379	20.591565	5,238,062	0.00%	56.38%
2013	0.20%	314,874	20.335318	6,403,063	0.00%	56.07%
2013	0.25%	230,840	20.271805	4,679,543	0.00%	55.99%
2012	0.00%	98,424	13.167237	1,295,972	0.00%	27.83%
2012	0.20%	119,331	13.029378	1,554,809	0.00%	27.57%
2012	0.25%	151,147	12.995166	1,964,180	0.00%	27.51%
2011	0.00%	36,947	10.300580	380,576	0.00%	-5.77%
2011	0.20%	76,080	10.213184	777,019	0.00%	-5.96%
2011	0.25%	124,700	10.191472	1,270,877	0.00%	-6.00%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Discovery Fund (SVDF)
2015	0.00%	445,075	$17.503637	$7,790,431	0.00%	-1.46%
2015	0.20%	258,017	17.216848	4,442,239	0.00%	-1.66%
2015	0.25%	235,127	17.145811	4,031,443	0.00%	-1.71%
2014	0.00%	380,793	17.763449	6,764,197	0.00%	0.36%
2014	0.20%	249,813	17.507387	4,373,573	0.00%	0.15%
2014	0.25%	236,671	17.443877	4,128,460	0.00%	0.10%
2013	0.00%	359,392	17.700580	6,361,447	0.01%	43.80%
2013	0.20%	230,118	17.480362	4,022,546	0.01%	43.51%
2013	0.25%	261,339	17.425668	4,554,007	0.01%	43.44%
2012	0.00%	334,846	12.309177	4,121,679	0.00%	17.74%
2012	0.10%	27,690	12.244588	339,053	0.00%	17.62%
2012	0.20%	227,629	12.180346	2,772,600	0.00%	17.50%
2012	0.25%	192,441	12.148301	2,337,831	0.00%	17.44%
2011	0.00%	287,967	10.454971	3,010,687	0.00%	0.42%
2011	0.10%	29,156	10.410540	303,530	0.00%	0.32%
2011	0.20%	755	10.366304	7,827	0.00%	0.22%
2011	0.25%	184,638	10.344211	1,909,934	0.00%	0.17%
Advantage VT Opportunity Fund - Class 2 (SVOF)
2015	0.00%	4	24.330419	97	0.13%	-3.08%
2015	0.20%	62,320	23.579706	1,469,487	0.13%	-3.28%
2015	0.25%	171,716	23.395629	4,017,404	0.13%	-3.33%
2014	0.00%	4	25.104647	100	0.06%	10.42%
2014	0.10%	47,231	24.739029	1,168,449	0.06%	10.31%
2014	0.20%	57,554	24.378781	1,403,096	0.06%	10.20%
2014	0.25%	274,905	24.200566	6,652,857	0.06%	10.15%
2013	0.00%	4	22.734800	91	0.20%	30.68%
2013	0.10%	54,407	22.426118	1,220,138	0.20%	30.55%
2013	0.20%	90,447	22.121661	2,000,838	0.20%	30.42%
2013	0.25%	306,255	21.970927	6,728,706	0.20%	30.35%
2012	0.00%	4	17.397601	70	0.09%	15.52%
2012	0.10%	98,225	17.178537	1,687,362	0.09%	15.41%
2012	0.20%	110,208	16.962265	1,869,377	0.09%	15.29%
2012	0.25%	274,874	16.855104	4,633,030	0.09%	15.23%
2011	0.00%	4	15.059998	60	0.16%	-5.52%
2011	0.10%	132,129	14.885276	1,966,777	0.16%	-5.61%
2011	0.20%	106,635	14.712613	1,568,879	0.16%	-5.71%
2011	0.25%	312,720	14.626997	4,574,155	0.16%	-5.75%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Advantage VT Small Cap Growth Fund - Class 2 (WFVSCG)
2015	0.00%	148,125	$16.070348	$2,380,420	0.00%	-2.88%
2015	0.20%	91,940	15.806961	1,453,292	0.00%	-3.08%
2015	0.25%	150,400	15.741777	2,367,563	0.00%	-3.12%
2014	0.00%	133,868	16.547252	2,215,148	0.00%	-1.88%
2014	0.20%	72,398	16.308648	1,180,713	0.00%	-2.07%
2014	0.25%	183,519	16.249523	2,982,096	0.00%	-2.12%
2013	0.00%	183,245	16.863800	3,090,207	0.00%	50.23%
2013	0.20%	49,514	16.653921	824,602	0.00%	49.93%
2013	0.25%	198,445	16.601843	3,294,553	0.00%	49.85%
2012	0.00%	182,930	11.225415	2,053,465	0.00%	7.87%
2012	0.20%	246,982	11.107878	2,743,446	0.00%	7.66%
2012	0.25%	282,624	11.078669	3,131,098	0.00%	7.60%
2011	0.00%	220,980	10.406273	2,299,578	0.00%	-4.60%
2011	0.20%	240,548	10.317983	2,481,970	0.00%	-4.79%
2011	0.25%	506,120	10.296017	5,211,020	0.00%	-4.83%
Global Securities Fund/VA - Class 3 (obsolete) (OVGS3)
2013	0.00%	967,069	20.707226	20,025,316	1.37%	27.34%
2012	0.00%	957,445	16.261792	15,569,771	2.16%	21.23%
2011	0.00%	1,097,060	13.414448	14,716,454	1.25%	-8.27%
Janus Aspen Series - Global Technology Portfolio - Service II Shares (obsolete) (JAGTS2)
2011	0.00%	189,756	10.352942	1,964,533	0.00%	-8.81%
2011	0.00%	1,571,373	10.783470	16,944,854	0.38%	-32.33%
Templeton Developing Markets Securities Fund - Class 3 (obsolete) (FTVDM3)
2013	0.00%	201,488	19.119582	3,852,366	2.07%	-0.97%
2012	0.00%	218,972	19.307248	4,227,747	1.42%	13.16%
2011	0.00%	262,679	17.062376	4,481,928	0.97%	-15.86%
Templeton Foreign Securities Fund - Class 3 (obsolete) (TIF3)
2013	0.00%	395,070	18.236527	7,204,705	2.46%	22.98%
2012	0.00%	366,253	14.829007	5,431,168	2.90%	18.30%
2011	0.00%	406,154	12.534749	5,091,038	1.77%	-10.68%
Templeton Global Bond Securities Fund - Class 3 (obsolete) (FTVGI3)
2013	0.00%	535,931	20.700503	11,094,041	4.83%	1.64%
2012	0.00%	606,188	20.367363	12,346,451	6.28%	15.06%
2011	0.00%	614,756	17.701343	10,882,007	5.34%	-0.83%
Calvert VP SRI Equity Portfolio (obsolete) (CVSSE)
2013	0.10%	4,808	25.555197	122,869	0.08%	30.92%
2013	0.25%	6,575	25.124785	165,195	0.08%	30.72%
2012	0.10%	4,043	19.519575	78,918	0.09%	15.83%
2012	0.25%	8,723	19.219603	167,653	0.09%	15.66%
2011	0.10%	10,885	16.851290	183,426	0.00%	-1.44%
2011	0.25%	7,722	16.617281	128,319	0.00%	-1.59%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Investors Growth Stock Series - Initial Class (obsolete) (MIGIC)
2014	0.00%	129,370	$26.831723	$3,471,220	0.52%	11.45%
2013	0.00%	156,129	24.074646	3,758,750	0.64%	30.29%
2012	0.00%	172,283	18.477561	3,183,370	0.46%	16.97%
2011	0.00%	192,257	15.796502	3,036,988	0.54%	0.58%
Mid Cap Growth Portfolio - Class 1 (obsolete) (OGGO)
2013	0.10%	36,544	32.667268	1,193,793	0.06%	43.16%
2013	0.25%	88,495	32.118996	2,842,371	0.06%	42.94%
2012	0.10%	37,959	22.818900	866,183	0.00%	15.99%
2012	0.25%	101,455	22.469562	2,279,649	0.00%	15.82%
2011	0.10%	43,643	19.672645	858,573	0.00%	-6.24%
2011	0.25%	117,879	19.400621	2,286,926	0.00%	-6.38%
Federated NVIT High Income Bond Fund - Class III (obsolete) (HIBF3)
2013	0.00%	588,722	18.202636	10,716,292	6.72%	6.94%
2012	0.00%	644,890	17.021800	10,977,189	8.23%	14.71%
2011	0.00%	746,693	14.839228	11,080,348	7.79%	3.81%
VIP High Income Portfolio - Service Class R (obsolete) (FHISR)
2014	0.00%	262,020	15.400123	4,035,140	5.61%	0.99%
2013	0.00%	272,620	15.248691	4,157,098	5.27%	5.92%
2012	0.00%	338,588	14.396142	4,874,361	5.95%	14.10%
2011	0.00%	301,013	12.617208	3,797,944	6.95%	3.99%
NVIT Emerging Markets Fund - Class III (obsolete) (GEM3)
2013	0.00%	452,954	19.481483	8,824,216	1.14%	0.75%
2012	0.00%	488,948	19.336082	9,454,339	0.40%	17.24%
2011	0.00%	746,323	16.493303	12,309,331	0.71%	-22.39%
NVIT International Equity Fund - Class III (obsolete) (GIG3)
2013	0.00%	430,241	9.956257	4,283,590	0.51%	17.81%
2012	0.00%	425,415	8.450909	3,595,143	0.79%	15.58%
2011	0.00%	519,645	7.311920	3,799,603	1.34%	-9.76%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Research International Series - Service Class (obsolete) (MVRISC)
2014	0.00%	11,140	$10.014243	$111,559	1.20%	-7.09%
2014	0.20%	3,823	9.861777	37,702	1.20%	-7.28%
2014	0.25%	273,139	9.824029	2,683,325	1.20%	-7.32%
2013	0.00%	10,760	10.778566	115,977	1.76%	18.66%
2013	0.20%	62,038	10.635735	659,820	1.76%	18.43%
2013	0.25%	350,531	10.600321	3,715,741	1.76%	18.37%
2012	0.00%	11,403	9.083269	103,577	2.64%	16.41%
2012	0.20%	53,472	8.980840	480,223	2.64%	16.18%
2012	0.25%	338,782	8.955409	3,033,931	2.64%	16.12%
2011	0.00%	7,541	7.802718	58,840	1.62%	-11.06%
2011	0.20%	160	7.730217	1,237	1.62%	-11.23%
2011	0.25%	102,864	7.712183	793,306	1.62%	-11.28%
VIP Overseas Portfolio - Service Class R (obsolete) (FOSR)
2014	0.00%	677,999	16.555209	11,224,415	1.22%	-8.18%
2013	0.00%	711,787	18.029345	12,833,053	1.29%	30.30%
2012	0.00%	771,330	13.836689	10,672,653	1.81%	20.67%
2011	0.00%	865,432	11.466618	9,923,578	1.29%	-17.30%
V.I. Capital Appreciation Fund - Series I (obsolete) (AVCA)
2011	0.00%	63,786	12.681863	808,925	0.16%	-7.91%
V.I. Capital Development Fund - Series I (obsolete) (AVCDI)
2011	0.00%	128,974	18.079131	2,331,738	0.00%	-7.16%
2011	0.10%	16,279	17.911321	291,578	0.00%	-7.25%
2011	0.20%	6,516	17.745096	115,627	0.00%	-7.34%
2011	0.25%	63,941	17.662531	1,129,360	0.00%	-7.39%
NVIT International Index Fund - Class VI (obsolete) (GVIX6)
2013	0.00%	145,428	11.841416	1,722,073	3.07%	21.27%
2012	0.00%	101,703	9.764428	993,072	2.68%	18.29%
2011	0.00%	94,205	8.254444	777,610	2.74%	-12.72%
NVIT Multi-Manager International Growth Fund - Class III (obsolete) (NVMIG3)
2013	0.00%	1,431,105	12.166606	17,411,691	1.26%	21.34%
2012	0.00%	1,574,138	10.026765	15,783,512	0.59%	15.78%
2011	0.00%	1,756,758	8.660251	15,213,965	1.29%	-9.37%
NVIT Multi-Manager International Value Fund - Class III (obsolete) (GVDIV3)
2013	0.00%	437,468	12.775201	5,588,742	2.28%	21.42%
2012	0.00%	465,460	10.521355	4,897,270	0.39%	17.24%
2011	0.00%	503,863	8.974574	4,521,956	1.89%	-16.11%
NVIT Worldwide Leaders Fund - Class III (obsolete) (GEF3)
2011	0.00%	477,390	2.908819	1,388,641	8.67%	-1.88%
2011	0.00%	68,934	4.084054	281,530	9.52%	-2.34%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS December 31, 2015

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
VP Vista(SM) Fund - Class I (obsolete) (ACVVS1)
2013	0.00%	9,168	$18.872253	$173,021	0.00%	30.17%
2013	0.10%	17,900	18.709418	334,899	0.00%	30.04%
2013	0.20%	34,709	18.547977	643,782	0.00%	29.91%
2013	0.25%	28,802	18.467741	531,908	0.00%	29.85%
2012	0.00%	4,093	14.497885	59,340	0.00%	15.61%
2012	0.10%	51,805	14.387170	745,327	0.00%	15.50%
2012	0.20%	34,171	14.277287	487,869	0.00%	15.38%
2012	0.25%	34,599	14.222632	492,089	0.00%	15.33%
2011	0.00%	6,581	12.539840	82,525	0.00%	-7.89%
2011	0.10%	57,688	12.456554	718,594	0.00%	-7.99%
2011	0.20%	9,490	12.373806	117,427	0.00%	-8.08%
2011	0.25%	68,644	12.332624	846,561	0.00%	-8.12%
Small-Cap Growth Portfolio - S Class Shares (obsolete) (AMFAS)
2014	0.00%	52,697	22.147442	1,167,104	0.00%	3.47%
2014	0.10%	23,677	21.876057	517,959	0.00%	3.37%
2013	0.00%	56,346	21.404466	1,206,056	0.00%	45.83%
2013	0.10%	33,952	21.163352	718,538	0.00%	45.69%
2013	0.25%	55,402	20.806928	1,152,745	0.00%	45.47%
2012	0.00%	46,332	14.677347	680,031	0.00%	8.82%
2012	0.10%	24,811	14.526513	360,417	0.00%	8.71%
2012	0.25%	43,912	14.303271	628,085	0.00%	8.55%
2011	0.00%	72,045	13.487592	971,714	0.00%	-1.06%
2011	0.10%	33,847	13.362369	452,276	0.00%	-1.16%
2011	0.25%	56,153	13.176815	739,918	0.00%	-1.31%

2015	Contract owners equity:			$4,526,981,672
2014	Contract owners equity:			$4,739,882,176
2013	Contract owners equity:			$4,637,188,888
2012	Contract owners equity:			$4,083,042,311
2011	Contract owners equity:			$3,792,718,355
*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owner accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contract owner accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.